UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity®
Corporate Bond
Fund

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, indirectly bears its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, indirectly bears its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,014.10	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.75%
Actual		$ 1,000.00	$ 1,015.00	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class C	1.56%
Actual		$ 1,000.00	$ 1,011.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,015.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,015.80	$ 2.15
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invested are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables as of August 31, 2010 is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 6.5%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 0.0%	AAA 0.1%
AA 9.4%	AA 7.1%
A 19.8%	A 25.5%
BBB 45.3%	BBB 49.8%
BB and Below 10.0%	BB and Below 5.4%
Not Rated 1.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets † (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	10.6	10.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	6.3	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *	As of August 31, 2010 **
Corporate Bonds 79.8%	Corporate Bonds 86.0%
U.S. Government and U.S. Government Agency Obligations 6.5%	U.S. Government and U.S. Government Agency Obligations 13.0%
Municipal Bonds 4.4%	Municipal Bonds 1.5%
Other Investments 1.3%	Other Investments 0.4%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets † (0.9)%

* Foreign investments	15.5%	** Foreign investments	13.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.8%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.7%
Household Durables - 1.6%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 239,000	$ 251,447
6.375% 6/15/14	182,000	199,788
Whirlpool Corp.:
6.125% 6/15/11	152,000	154,266
6.5% 6/15/16	85,000	94,753
		700,254
Media - 3.8%
Comcast Corp. 6.4% 3/1/40	250,000	260,106
Discovery Communications LLC 6.35% 6/1/40	221,000	232,523
NBC Universal, Inc.:
3.65% 4/30/15 (b)	129,000	131,845
6.4% 4/30/40 (b)	390,000	407,454
News America, Inc. 6.9% 8/15/39	300,000	335,727
Time Warner, Inc. 6.2% 3/15/40	300,000	305,656
		1,673,311
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	100,000	108,729
TOTAL CONSUMER DISCRETIONARY		2,482,294
CONSUMER STAPLES - 2.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (b)	218,000	240,879
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	139,216
		380,095
Food Products - 0.8%
Kraft Foods, Inc.:
5.625% 11/1/11	21,000	21,666
6.5% 8/11/17	274,000	314,755
		336,421
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	182,000	239,598
Reynolds American, Inc. 6.75% 6/15/17	131,000	147,476
		387,074
TOTAL CONSUMER STAPLES		1,103,590
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 12.7%
Energy Equipment & Services - 3.4%
DCP Midstream LLC 5.35% 3/15/20 (b)	$ 116,000	$ 120,217
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	725,850
Noble Holding International Ltd. 3.05% 3/1/16	450,000	447,256
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,902
5.15% 3/15/13	102,000	107,760
		1,483,985
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	431,077
6.375% 9/15/17	71,000	79,136
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	133,290
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	57,963
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	536,112
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	143,420
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	181,453
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	220,000	222,880
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	522,180
Nexen, Inc.:
5.05% 11/20/13	184,000	196,228
5.2% 3/10/15	41,000	43,587
6.2% 7/30/19	324,000	346,552
6.4% 5/15/37	158,000	151,208
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	171,395
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,384
5.75% 1/20/20	427,000	443,076
Petroleos Mexicanos 6% 3/5/20	116,000	121,510
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,031
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	93,100	100,781
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	130,035
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,275
		4,124,573
TOTAL ENERGY		5,608,558
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 41.7%
Capital Markets - 6.0%
Goldman Sachs Group, Inc.:
5.95% 1/18/18	$ 178,000	$ 193,242
6.15% 4/1/18	204,000	223,478
Janus Capital Group, Inc. 6.125% 9/15/11 (a)	107,000	108,789
Lazard Group LLC:
6.85% 6/15/17	171,000	182,144
7.125% 5/15/15	61,000	67,129
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	509,815
Morgan Stanley:
4% 7/24/15	447,000	457,844
5.5% 7/24/20	225,000	227,185
5.625% 9/23/19	219,000	224,817
6% 4/28/15	255,000	279,281
6.625% 4/1/18	153,000	169,124
		2,642,848
Commercial Banks - 13.2%
Comerica, Inc. 4.8% 5/1/15	107,000	112,867
Credit Suisse New York Branch 6% 2/15/18	122,000	130,268
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (b)(d)	139,000	136,394
Discover Bank 7% 4/15/20	350,000	385,993
Export-Import Bank of Korea 5.5% 10/17/12	101,000	106,632
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,534,248
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	36,000	35,100
HSBC Holdings PLC 6.5% 9/15/37	100,000	103,673
JPMorgan Chase Bank 6% 10/1/17	1,424,000	1,569,461
Marshall & Ilsley Bank 5% 1/17/17	93,000	96,931
Regions Bank 7.5% 5/15/18	670,000	710,200
Regions Financial Corp. 0.4728% 6/26/12 (d)	61,000	58,068
Silicon Valley Bank 5.7% 6/1/12	406,000	417,687
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	131,000	125,474
Union Planters Corp. 7.75% 3/1/11	87,000	87,000
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,288
Wachovia Corp. 5.625% 10/15/16	152,000	165,614
		5,807,898
Consumer Finance - 3.4%
Discover Financial Services:
6.45% 6/12/17	107,000	116,010
10.25% 7/15/19	105,000	135,949
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
4.625% 1/7/21	$ 1,000,000	$ 993,746
5.875% 1/14/38	150,000	150,492
HSBC Finance Corp. 5.9% 6/19/12	104,000	109,829
		1,506,026
Diversified Financial Services - 9.2%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	616,916
3.625% 5/8/14	388,000	405,444
4.5% 10/1/20	300,000	301,298
Capital One Capital V 10.25% 8/15/39	441,000	479,036
Capital One Capital VI 8.875% 5/15/40	100,000	106,125
Citigroup, Inc.:
6.125% 5/15/18	75,000	82,232
6.5% 8/19/13	433,000	477,222
6.875% 3/5/38	175,000	192,845
8.5% 5/22/19	100,000	124,004
General Electric Capital Corp. 5.3% 2/11/21	460,000	472,206
Prime Property Funding II 5.6% 6/15/11 (b)	364,000	366,774
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	78,032
TECO Finance, Inc. 5.15% 3/15/20	114,000	118,010
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,435
		4,026,579
Insurance - 3.2%
Aon Corp. 6.25% 9/30/40	253,000	261,983
Assurant, Inc. 5.625% 2/15/14	85,000	90,110
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,650
Monumental Global Funding II 5.65% 7/14/11 (b)	74,000	74,948
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,311
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	161,696
Pacific LifeCorp 6% 2/10/20 (b)	100,000	105,565
Prudential Financial, Inc. 5.15% 1/15/13	144,000	152,907
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	54,271
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	224,752
Unum Group 7.125% 9/30/16	106,000	120,122
		1,418,315
Real Estate Investment Trusts - 2.6%
CommonWealth REIT 5.875% 9/15/20	260,000	264,835
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 109,000	$ 109,431
5.375% 10/15/12	57,000	59,029
Equity One, Inc. 6.25% 12/15/14	223,000	239,231
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	110,683
6% 7/15/12	131,000	138,722
Washington (REIT):
5.25% 1/15/14	58,000	61,159
5.95% 6/15/11	162,000	163,898
		1,146,988
Real Estate Management & Development - 3.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	188,524
Duke Realty LP:
5.4% 8/15/14	126,000	134,502
5.625% 8/15/11	134,000	136,144
Liberty Property LP:
5.125% 3/2/15	141,000	149,153
5.5% 12/15/16	66,000	71,502
Mack-Cali Realty LP 7.75% 8/15/19	126,000	151,372
Tanger Properties LP 6.125% 6/1/20	586,000	633,821
		1,465,018
Thrifts & Mortgage Finance - 0.8%
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	353,199
TOTAL FINANCIALS		18,366,871
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	140,393
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	109,842
Airlines - 0.6%
Continental Airlines, Inc. 6.648% 3/15/19	125,776	131,184
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 73,882	$ 72,330
8.36% 7/20/20	55,376	56,289
		259,803
TOTAL INDUSTRIALS		369,645
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.8%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	175,807
6% 10/1/12	173,000	185,153
		360,960
MATERIALS - 2.5%
Chemicals - 0.6%
Dow Chemical Co. 7.6% 5/15/14	237,000	275,219
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	82,000	88,355
Metals & Mining - 1.7%
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	187,953
ArcelorMittal SA 5.5% 3/1/21	440,000	437,250
Vale Overseas Ltd. 6.25% 1/23/17	104,000	117,221
		742,424
TOTAL MATERIALS		1,105,998
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. 6.3% 1/15/38	500,000	519,097
CenturyLink, Inc. 7.6% 9/15/39	118,000	124,555
Telecom Italia Capital SA:
4.95% 9/30/14	143,000	146,932
7.175% 6/18/19	94,000	101,772
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	200,791
5.134% 4/27/20	94,000	93,560
		1,186,707
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV 3.625% 3/30/15	$ 132,000	$ 135,738
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	223,000	239,876
5.875% 10/1/19	67,000	72,610
		448,224
TOTAL TELECOMMUNICATION SERVICES		1,634,931
UTILITIES - 9.0%
Electric Utilities - 7.0%
AmerenUE 6.4% 6/15/17	133,000	150,704
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	200,791
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	140,000	144,859
EDP Finance BV 6% 2/2/18 (b)	106,000	104,128
FirstEnergy Corp. 7.375% 11/15/31	563,000	613,738
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	39,742
Nevada Power Co.:
6.5% 8/1/18	70,000	80,554
6.65% 4/1/36	500,000	567,973
Progress Energy, Inc. 6% 12/1/39	500,000	524,604
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	76,227
Tampa Electric Co. 6.55% 5/15/36	500,000	559,958
		3,063,278
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	192,000	210,981
Exelon Generation Co. LLC 4% 10/1/20	157,000	146,091
		357,072
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
6.3% 9/30/66 (d)	145,000	141,738
7.5% 6/30/66 (d)	145,000	150,800
NiSource Finance Corp.:
5.4% 7/15/14	60,000	65,228
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 59,000	$ 66,239
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	116,854
		540,859
TOTAL UTILITIES		3,961,209
TOTAL NONCONVERTIBLE BONDS (Cost $34,550,573)		35,134,449
U.S. Treasury Obligations - 6.5%

U.S. Treasury Bonds 3.875% 8/15/40	923,000	828,680
U.S. Treasury Notes:
2% 1/31/16	1,311,000	1,304,854
2.625% 8/15/20	50,000	46,984
2.625% 11/15/20	720,000	673,482
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,818,734)		2,854,000
Municipal Securities - 4.4%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	280,000	316,467
California Gen. Oblig.:
6.2% 3/1/19	188,000	198,848
7.55% 4/1/39	200,000	215,818
Illinois Gen. Oblig.:
4.511% 3/1/15 (c)	350,000	350,011
5.665% 3/1/18 (c)	25,000	25,054
5.877% 3/1/19 (c)	20,000	20,052
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 6.603% 7/1/50	130,000	136,063
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	680,623
TOTAL MUNICIPAL SECURITIES (Cost $1,881,145)		1,942,936
Bank Notes - 1.0%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $445,731)	$ 405,000	$ 453,839
Commercial Paper - 2.3%

Dow Chemical Co. 0.45% 3/7/11	500,000	499,914
Transocean, Inc. yankee 0.85% 3/9/11	500,000	499,913
TOTAL COMMERCIAL PAPER (Cost $999,850)		999,827
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (d)	47,000	42,441
MUFG Capital Finance 1 Ltd. 6.346% (d)	102,000	105,041
TOTAL PREFERRED SECURITIES (Cost $145,119)		147,482
Cash Equivalents - 6.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,680,000)	$ 2,680,016	2,680,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $43,521,152)		44,212,533
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(165,418)
NET ASSETS - 100%		$ 44,047,115
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,812,672 or 10.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,680,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 223,981
Bank of America NA	199,095
Barclays Capital, Inc.	110,871
Credit Agricole Securities (USA), Inc.	99,547
Deutsche Bank Securities, Inc.	114,226
Goldman, Sachs & Co.	24,887
HSBC Securities (USA), Inc.	298,642
ING Financial Markets LLC	184,163
J.P. Morgan Securities, Inc.	298,642
Merrill Lynch Government Securities, Inc.	89,593
Merrill Lynch, Pierce, Fenner & Smith, Inc.	137,442
Mizuho Securities USA, Inc.	547,510
RBC Capital Markets Corp.	24,885
Societe Generale, New York Branch	199,095
Wells Fargo Securities LLC	127,421
$ 2,680,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461 *	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.5%
Cayman Islands	3.7%
United Kingdom	3.6%
Luxembourg	2.3%
Canada	2.0%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,680,000) - See accompanying schedule: Unaffiliated issuers (cost $43,521,152)		$ 44,212,533
Cash		243
Receivable for fund shares sold		207,302
Interest receivable		610,331
Total assets		45,030,409

Liabilities
Payable for investments purchased Regular delivery	$ 497,818
Delayed delivery	395,000
Payable for fund shares redeemed	59,852
Distributions payable	13,156
Accrued management fee	12,905
Distribution and service plan fees payable	876
Other affiliated payables	3,687
Total liabilities		983,294

Net Assets		$ 44,047,115
Net Assets consist of:
Paid in capital		$ 40,829,376
Distributions in excess of net investment income		(26,843)
Accumulated undistributed net realized gain (loss) on investments		2,553,201
Net unrealized appreciation (depreciation) on investments		691,381
Net Assets		$ 44,047,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,051,893 ÷ 199,644 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class T: Net Asset Value and redemption price per share ($459,829 ÷ 44,742 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class C: Net Asset Value and offering price per share ($457,725 ÷ 44,539 shares)A	$ 10.28

Corporate Bond: Net Asset Value, offering price and redemption price per share ($40,718,007 ÷ 3,961,893 shares)	$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($359,661 ÷ 34,996 shares)	$ 10.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 4,596
Interest		1,114,415
Income from Fidelity Central Funds		719,660
Total income		1,838,671

Expenses
Management fee	$ 141,172
Transfer agent fees	43,601
Distribution and service plan fees	5,897
Independent trustees' compensation	181
Total expenses before reductions	190,851
Expense reductions	(17)	190,834
Net investment income (loss)		1,647,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,059,081
Fidelity Central Funds	1,941,839
Total net realized gain (loss)		3,000,920
Change in net unrealized appreciation (depreciation) on investment securities		(3,554,135)
Net gain (loss)		(553,215)
Net increase (decrease) in net assets resulting from operations		$ 1,094,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,647,837	$ 970,447
Net realized gain (loss)	3,000,920	352,390
Change in net unrealized appreciation (depreciation)	(3,554,135)	4,245,516
Net increase (decrease) in net assets resulting from operations	1,094,622	5,568,353
Distributions to shareholders from net investment income	(1,718,843)	(958,181)
Distributions to shareholders from net realized gain	(768,211)	-
Total distributions	(2,487,054)	(958,181)
Share transactions - net increase (decrease)	(85,622,307)	126,451,682
Total increase (decrease) in net assets	(87,014,739)	131,061,854

Net Assets
Beginning of period	131,061,854	-
End of period (including distributions in excess of net investment income of $26,843 and undistributed net investment income of $44,163, respectively)	$ 44,047,115	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.196	.128
Net realized and unrealized gain (loss)	(.053)	.446
Total from investment operations	.143	.574
Distributions from net investment income	(.211)	(.124)
Distributions from net realized gain	(.102)	-
Total distributions	(.313)	(.124)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C, D	1.41%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.74% A
Expenses net of fee waivers, if any	.78% A	.74% A
Expenses net of all reductions	.78% A	.74% A
Net investment income (loss)	3.83% A	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,052	$ 3,083
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.131
Net realized and unrealized gain (loss)	(.046)	.436
Total from investment operations	.153	.567
Distributions from net investment income	(.211)	(.127)
Distributions from net realized gain	(.102)	-
Total distributions	(.313)	(.127)
Net asset value, end of period	$ 10.28	$ 10.44
Total Return B, C, D	1.50%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.68% A
Expenses net of fee waivers, if any	.75% A	.68% A
Expenses net of all reductions	.75% A	.68% A
Net investment income (loss)	3.86% A	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 460	$ 1,026
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.156	.106
Net realized and unrealized gain (loss)	(.045)	.437
Total from investment operations	.111	.543
Distributions from net investment income	(.169)	(.103)
Distributions from net realized gain	(.102)	-
Total distributions	(.271)	(.103)
Net asset value, end of period	$ 10.28	$ 10.44
Total Return B, C, D	1.10%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.45% A
Expenses net of fee waivers, if any	1.56% A	1.45% A
Expenses net of all reductions	1.56% A	1.45% A
Net investment income (loss)	3.04% A	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 458	$ 668
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.214	.137
Net realized and unrealized gain (loss)	(.055)	.447
Total from investment operations	.159	.584
Distributions from net investment income	(.227)	(.134)
Distributions from net realized gain	(.102)	-
Total distributions	(.329)	(.134)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C	1.57%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.44% A
Expenses net of fee waivers, if any	.46% A	.44% A
Expenses net of all reductions	.46% A	.44% A
Net investment income (loss)	4.14% A	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,718	$ 124,879
Portfolio turnover rate F	136% A, J	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.215	.140
Net realized and unrealized gain (loss)	(.055)	.445
Total from investment operations	.160	.585
Distributions from net investment income	(.228)	(.135)
Distributions from net realized gain	(.102)	-
Total distributions	(.330)	(.135)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C	1.58%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.43% A	.42% A
Expenses net of fee waivers, if any	.43% A	.42% A
Expenses net of all reductions	.43% A	.42% A
Net investment income (loss)	4.18% A	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360	$ 1,406
Portfolio turnover rate F	136% A, J	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,064,521
Gross unrealized depreciation	(184,059)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,880,462

Tax cost	$ 42,332,071

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $16,375,674 and $90,115,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent, distribution and service plan fees and interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,584	$ 133
Class T	-%	.25%	846	15
Class C	.75%	.25%	2,467	1,220
			$ 5,897	$ 1,368

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,968
Class C*	30
$ 1,998

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, with the exception of Corporate Bond. FIIOC receives only an asset-based fee for Corporate Bond. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,747.17
Class T	465.14
Class C	461.19
Corporate Bond	40,555.11
Institutional Class	373.07
	$ 43,601

* Annualized

Exchange In-Kind. During the period, the Fund redeemed in-kind 290,603 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $31,509,495, in exchange for cash and securities, including accrued interest. Realized gain (loss) of $858,197 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $17.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net investment income
Class A	$ 40,912	$ 34,654
Class T	13,300	15,067
Class C	7,832	8,948
Corporate Bond	1,634,704	879,782
Institutional Class	22,095	19,730
Total	$ 1,718,843	$ 958,181

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net realized gain
Class A	$ 19,036	$ -
Class T	5,392	-
Class C	5,080	-
Corporate Bond	730,206	-
Institutional Class	8,497	-
Total	$ 768,211	$ -

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010 A	Six months ended February 28, 2011	Year ended August 31, 2010 A
Class A
Shares sold	159,434	419,766	$ 1,637,755	$ 4,210,047
Reinvestment of distributions	3,487	917	35,767	9,298
Shares redeemed	(258,399)	(125,561)	(2,692,249)	(1,260,334)
Net increase (decrease)	(95,478)	295,122	$ (1,018,727)	$ 2,959,011
Class T
Shares sold	33,303	225,745	$ 343,796	$ 2,263,959
Reinvestment of distributions	1,659	1,303	17,207	13,242
Shares redeemed	(88,425)	(128,843)	(911,096)	(1,293,969)
Net increase (decrease)	(53,463)	98,205	$ (550,093)	$ 983,232
Class C
Shares sold	48,335	163,695	$ 497,438	$ 1,646,522
Reinvestment of distributions	1,079	753	11,133	7,616
Shares redeemed	(68,866)	(100,457)	(714,310)	(1,007,582)
Net increase (decrease)	(19,452)	63,991	$ (205,739)	$ 646,556
Corporate Bond
Shares sold	3,850,924	13,027,028	$ 39,715,360	$ 131,371,513
Reinvestment of distributions	208,800	77,870	2,160,978	800,920
Shares redeemed	(12,053,637)	(1,149,092)	(124,713,732)	(11,644,820)
Net increase (decrease)	(7,993,913)	11,955,806	$ (82,837,394)	$ 120,527,613
Institutional Class
Shares sold	32,230	260,141	$ 332,576	$ 2,605,174
Reinvestment of distributions	2,448	1,566	25,325	15,969
Shares redeemed	(134,263)	(127,126)	(1,368,255)	(1,285,873)
Net increase (decrease)	(99,585)	134,581	$ (1,010,354)	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CBD-USAN-0411
1.907006.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Corporate Bond
Fund - Class A, Class T and Class C

Semiannual Report

February 28, 2011

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, indirectly bears its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, indirectly bears its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,014.10	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.75%
Actual		$ 1,000.00	$ 1,015.00	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class C	1.56%
Actual		$ 1,000.00	$ 1,011.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,015.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,015.80	$ 2.15
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invested are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables as of August 31, 2010 is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 6.5%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 0.0%	AAA 0.1%
AA 9.4%	AA 7.1%
A 19.8%	A 25.5%
BBB 45.3%	BBB 49.8%
BB and Below 10.0%	BB and Below 5.4%
Not Rated 1.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets † (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	10.6	10.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	6.3	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *	As of August 31, 2010 **
Corporate Bonds 79.8%	Corporate Bonds 86.0%
U.S. Government and U.S. Government Agency Obligations 6.5%	U.S. Government and U.S. Government Agency Obligations 13.0%
Municipal Bonds 4.4%	Municipal Bonds 1.5%
Other Investments 1.3%	Other Investments 0.4%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets † (0.9)%

* Foreign investments	15.5%	** Foreign investments	13.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.8%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.7%
Household Durables - 1.6%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 239,000	$ 251,447
6.375% 6/15/14	182,000	199,788
Whirlpool Corp.:
6.125% 6/15/11	152,000	154,266
6.5% 6/15/16	85,000	94,753
		700,254
Media - 3.8%
Comcast Corp. 6.4% 3/1/40	250,000	260,106
Discovery Communications LLC 6.35% 6/1/40	221,000	232,523
NBC Universal, Inc.:
3.65% 4/30/15 (b)	129,000	131,845
6.4% 4/30/40 (b)	390,000	407,454
News America, Inc. 6.9% 8/15/39	300,000	335,727
Time Warner, Inc. 6.2% 3/15/40	300,000	305,656
		1,673,311
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	100,000	108,729
TOTAL CONSUMER DISCRETIONARY		2,482,294
CONSUMER STAPLES - 2.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (b)	218,000	240,879
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	139,216
		380,095
Food Products - 0.8%
Kraft Foods, Inc.:
5.625% 11/1/11	21,000	21,666
6.5% 8/11/17	274,000	314,755
		336,421
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	182,000	239,598
Reynolds American, Inc. 6.75% 6/15/17	131,000	147,476
		387,074
TOTAL CONSUMER STAPLES		1,103,590
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 12.7%
Energy Equipment & Services - 3.4%
DCP Midstream LLC 5.35% 3/15/20 (b)	$ 116,000	$ 120,217
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	725,850
Noble Holding International Ltd. 3.05% 3/1/16	450,000	447,256
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,902
5.15% 3/15/13	102,000	107,760
		1,483,985
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	431,077
6.375% 9/15/17	71,000	79,136
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	133,290
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	57,963
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	536,112
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	143,420
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	181,453
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	220,000	222,880
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	522,180
Nexen, Inc.:
5.05% 11/20/13	184,000	196,228
5.2% 3/10/15	41,000	43,587
6.2% 7/30/19	324,000	346,552
6.4% 5/15/37	158,000	151,208
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	171,395
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,384
5.75% 1/20/20	427,000	443,076
Petroleos Mexicanos 6% 3/5/20	116,000	121,510
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,031
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	93,100	100,781
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	130,035
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,275
		4,124,573
TOTAL ENERGY		5,608,558
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 41.7%
Capital Markets - 6.0%
Goldman Sachs Group, Inc.:
5.95% 1/18/18	$ 178,000	$ 193,242
6.15% 4/1/18	204,000	223,478
Janus Capital Group, Inc. 6.125% 9/15/11 (a)	107,000	108,789
Lazard Group LLC:
6.85% 6/15/17	171,000	182,144
7.125% 5/15/15	61,000	67,129
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	509,815
Morgan Stanley:
4% 7/24/15	447,000	457,844
5.5% 7/24/20	225,000	227,185
5.625% 9/23/19	219,000	224,817
6% 4/28/15	255,000	279,281
6.625% 4/1/18	153,000	169,124
		2,642,848
Commercial Banks - 13.2%
Comerica, Inc. 4.8% 5/1/15	107,000	112,867
Credit Suisse New York Branch 6% 2/15/18	122,000	130,268
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (b)(d)	139,000	136,394
Discover Bank 7% 4/15/20	350,000	385,993
Export-Import Bank of Korea 5.5% 10/17/12	101,000	106,632
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,534,248
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	36,000	35,100
HSBC Holdings PLC 6.5% 9/15/37	100,000	103,673
JPMorgan Chase Bank 6% 10/1/17	1,424,000	1,569,461
Marshall & Ilsley Bank 5% 1/17/17	93,000	96,931
Regions Bank 7.5% 5/15/18	670,000	710,200
Regions Financial Corp. 0.4728% 6/26/12 (d)	61,000	58,068
Silicon Valley Bank 5.7% 6/1/12	406,000	417,687
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	131,000	125,474
Union Planters Corp. 7.75% 3/1/11	87,000	87,000
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,288
Wachovia Corp. 5.625% 10/15/16	152,000	165,614
		5,807,898
Consumer Finance - 3.4%
Discover Financial Services:
6.45% 6/12/17	107,000	116,010
10.25% 7/15/19	105,000	135,949
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
4.625% 1/7/21	$ 1,000,000	$ 993,746
5.875% 1/14/38	150,000	150,492
HSBC Finance Corp. 5.9% 6/19/12	104,000	109,829
		1,506,026
Diversified Financial Services - 9.2%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	616,916
3.625% 5/8/14	388,000	405,444
4.5% 10/1/20	300,000	301,298
Capital One Capital V 10.25% 8/15/39	441,000	479,036
Capital One Capital VI 8.875% 5/15/40	100,000	106,125
Citigroup, Inc.:
6.125% 5/15/18	75,000	82,232
6.5% 8/19/13	433,000	477,222
6.875% 3/5/38	175,000	192,845
8.5% 5/22/19	100,000	124,004
General Electric Capital Corp. 5.3% 2/11/21	460,000	472,206
Prime Property Funding II 5.6% 6/15/11 (b)	364,000	366,774
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	78,032
TECO Finance, Inc. 5.15% 3/15/20	114,000	118,010
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,435
		4,026,579
Insurance - 3.2%
Aon Corp. 6.25% 9/30/40	253,000	261,983
Assurant, Inc. 5.625% 2/15/14	85,000	90,110
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,650
Monumental Global Funding II 5.65% 7/14/11 (b)	74,000	74,948
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,311
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	161,696
Pacific LifeCorp 6% 2/10/20 (b)	100,000	105,565
Prudential Financial, Inc. 5.15% 1/15/13	144,000	152,907
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	54,271
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	224,752
Unum Group 7.125% 9/30/16	106,000	120,122
		1,418,315
Real Estate Investment Trusts - 2.6%
CommonWealth REIT 5.875% 9/15/20	260,000	264,835
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 109,000	$ 109,431
5.375% 10/15/12	57,000	59,029
Equity One, Inc. 6.25% 12/15/14	223,000	239,231
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	110,683
6% 7/15/12	131,000	138,722
Washington (REIT):
5.25% 1/15/14	58,000	61,159
5.95% 6/15/11	162,000	163,898
		1,146,988
Real Estate Management & Development - 3.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	188,524
Duke Realty LP:
5.4% 8/15/14	126,000	134,502
5.625% 8/15/11	134,000	136,144
Liberty Property LP:
5.125% 3/2/15	141,000	149,153
5.5% 12/15/16	66,000	71,502
Mack-Cali Realty LP 7.75% 8/15/19	126,000	151,372
Tanger Properties LP 6.125% 6/1/20	586,000	633,821
		1,465,018
Thrifts & Mortgage Finance - 0.8%
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	353,199
TOTAL FINANCIALS		18,366,871
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	140,393
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	109,842
Airlines - 0.6%
Continental Airlines, Inc. 6.648% 3/15/19	125,776	131,184
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 73,882	$ 72,330
8.36% 7/20/20	55,376	56,289
		259,803
TOTAL INDUSTRIALS		369,645
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.8%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	175,807
6% 10/1/12	173,000	185,153
		360,960
MATERIALS - 2.5%
Chemicals - 0.6%
Dow Chemical Co. 7.6% 5/15/14	237,000	275,219
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	82,000	88,355
Metals & Mining - 1.7%
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	187,953
ArcelorMittal SA 5.5% 3/1/21	440,000	437,250
Vale Overseas Ltd. 6.25% 1/23/17	104,000	117,221
		742,424
TOTAL MATERIALS		1,105,998
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. 6.3% 1/15/38	500,000	519,097
CenturyLink, Inc. 7.6% 9/15/39	118,000	124,555
Telecom Italia Capital SA:
4.95% 9/30/14	143,000	146,932
7.175% 6/18/19	94,000	101,772
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	200,791
5.134% 4/27/20	94,000	93,560
		1,186,707
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV 3.625% 3/30/15	$ 132,000	$ 135,738
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	223,000	239,876
5.875% 10/1/19	67,000	72,610
		448,224
TOTAL TELECOMMUNICATION SERVICES		1,634,931
UTILITIES - 9.0%
Electric Utilities - 7.0%
AmerenUE 6.4% 6/15/17	133,000	150,704
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	200,791
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	140,000	144,859
EDP Finance BV 6% 2/2/18 (b)	106,000	104,128
FirstEnergy Corp. 7.375% 11/15/31	563,000	613,738
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	39,742
Nevada Power Co.:
6.5% 8/1/18	70,000	80,554
6.65% 4/1/36	500,000	567,973
Progress Energy, Inc. 6% 12/1/39	500,000	524,604
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	76,227
Tampa Electric Co. 6.55% 5/15/36	500,000	559,958
		3,063,278
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	192,000	210,981
Exelon Generation Co. LLC 4% 10/1/20	157,000	146,091
		357,072
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
6.3% 9/30/66 (d)	145,000	141,738
7.5% 6/30/66 (d)	145,000	150,800
NiSource Finance Corp.:
5.4% 7/15/14	60,000	65,228
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 59,000	$ 66,239
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	116,854
		540,859
TOTAL UTILITIES		3,961,209
TOTAL NONCONVERTIBLE BONDS (Cost $34,550,573)		35,134,449
U.S. Treasury Obligations - 6.5%

U.S. Treasury Bonds 3.875% 8/15/40	923,000	828,680
U.S. Treasury Notes:
2% 1/31/16	1,311,000	1,304,854
2.625% 8/15/20	50,000	46,984
2.625% 11/15/20	720,000	673,482
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,818,734)		2,854,000
Municipal Securities - 4.4%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	280,000	316,467
California Gen. Oblig.:
6.2% 3/1/19	188,000	198,848
7.55% 4/1/39	200,000	215,818
Illinois Gen. Oblig.:
4.511% 3/1/15 (c)	350,000	350,011
5.665% 3/1/18 (c)	25,000	25,054
5.877% 3/1/19 (c)	20,000	20,052
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 6.603% 7/1/50	130,000	136,063
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	680,623
TOTAL MUNICIPAL SECURITIES (Cost $1,881,145)		1,942,936
Bank Notes - 1.0%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $445,731)	$ 405,000	$ 453,839
Commercial Paper - 2.3%

Dow Chemical Co. 0.45% 3/7/11	500,000	499,914
Transocean, Inc. yankee 0.85% 3/9/11	500,000	499,913
TOTAL COMMERCIAL PAPER (Cost $999,850)		999,827
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (d)	47,000	42,441
MUFG Capital Finance 1 Ltd. 6.346% (d)	102,000	105,041
TOTAL PREFERRED SECURITIES (Cost $145,119)		147,482
Cash Equivalents - 6.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,680,000)	$ 2,680,016	2,680,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $43,521,152)		44,212,533
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(165,418)
NET ASSETS - 100%		$ 44,047,115
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,812,672 or 10.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,680,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 223,981
Bank of America NA	199,095
Barclays Capital, Inc.	110,871
Credit Agricole Securities (USA), Inc.	99,547
Deutsche Bank Securities, Inc.	114,226
Goldman, Sachs & Co.	24,887
HSBC Securities (USA), Inc.	298,642
ING Financial Markets LLC	184,163
J.P. Morgan Securities, Inc.	298,642
Merrill Lynch Government Securities, Inc.	89,593
Merrill Lynch, Pierce, Fenner & Smith, Inc.	137,442
Mizuho Securities USA, Inc.	547,510
RBC Capital Markets Corp.	24,885
Societe Generale, New York Branch	199,095
Wells Fargo Securities LLC	127,421
$ 2,680,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461 *	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.5%
Cayman Islands	3.7%
United Kingdom	3.6%
Luxembourg	2.3%
Canada	2.0%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,680,000) - See accompanying schedule: Unaffiliated issuers (cost $43,521,152)		$ 44,212,533
Cash		243
Receivable for fund shares sold		207,302
Interest receivable		610,331
Total assets		45,030,409

Liabilities
Payable for investments purchased Regular delivery	$ 497,818
Delayed delivery	395,000
Payable for fund shares redeemed	59,852
Distributions payable	13,156
Accrued management fee	12,905
Distribution and service plan fees payable	876
Other affiliated payables	3,687
Total liabilities		983,294

Net Assets		$ 44,047,115
Net Assets consist of:
Paid in capital		$ 40,829,376
Distributions in excess of net investment income		(26,843)
Accumulated undistributed net realized gain (loss) on investments		2,553,201
Net unrealized appreciation (depreciation) on investments		691,381
Net Assets		$ 44,047,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,051,893 ÷ 199,644 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class T: Net Asset Value and redemption price per share ($459,829 ÷ 44,742 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class C: Net Asset Value and offering price per share ($457,725 ÷ 44,539 shares)A	$ 10.28

Corporate Bond: Net Asset Value, offering price and redemption price per share ($40,718,007 ÷ 3,961,893 shares)	$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($359,661 ÷ 34,996 shares)	$ 10.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 4,596
Interest		1,114,415
Income from Fidelity Central Funds		719,660
Total income		1,838,671

Expenses
Management fee	$ 141,172
Transfer agent fees	43,601
Distribution and service plan fees	5,897
Independent trustees' compensation	181
Total expenses before reductions	190,851
Expense reductions	(17)	190,834
Net investment income (loss)		1,647,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,059,081
Fidelity Central Funds	1,941,839
Total net realized gain (loss)		3,000,920
Change in net unrealized appreciation (depreciation) on investment securities		(3,554,135)
Net gain (loss)		(553,215)
Net increase (decrease) in net assets resulting from operations		$ 1,094,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,647,837	$ 970,447
Net realized gain (loss)	3,000,920	352,390
Change in net unrealized appreciation (depreciation)	(3,554,135)	4,245,516
Net increase (decrease) in net assets resulting from operations	1,094,622	5,568,353
Distributions to shareholders from net investment income	(1,718,843)	(958,181)
Distributions to shareholders from net realized gain	(768,211)	-
Total distributions	(2,487,054)	(958,181)
Share transactions - net increase (decrease)	(85,622,307)	126,451,682
Total increase (decrease) in net assets	(87,014,739)	131,061,854

Net Assets
Beginning of period	131,061,854	-
End of period (including distributions in excess of net investment income of $26,843 and undistributed net investment income of $44,163, respectively)	$ 44,047,115	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.196	.128
Net realized and unrealized gain (loss)	(.053)	.446
Total from investment operations	.143	.574
Distributions from net investment income	(.211)	(.124)
Distributions from net realized gain	(.102)	-
Total distributions	(.313)	(.124)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C, D	1.41%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.74% A
Expenses net of fee waivers, if any	.78% A	.74% A
Expenses net of all reductions	.78% A	.74% A
Net investment income (loss)	3.83% A	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,052	$ 3,083
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.131
Net realized and unrealized gain (loss)	(.046)	.436
Total from investment operations	.153	.567
Distributions from net investment income	(.211)	(.127)
Distributions from net realized gain	(.102)	-
Total distributions	(.313)	(.127)
Net asset value, end of period	$ 10.28	$ 10.44
Total Return B, C, D	1.50%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.68% A
Expenses net of fee waivers, if any	.75% A	.68% A
Expenses net of all reductions	.75% A	.68% A
Net investment income (loss)	3.86% A	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 460	$ 1,026
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.156	.106
Net realized and unrealized gain (loss)	(.045)	.437
Total from investment operations	.111	.543
Distributions from net investment income	(.169)	(.103)
Distributions from net realized gain	(.102)	-
Total distributions	(.271)	(.103)
Net asset value, end of period	$ 10.28	$ 10.44
Total Return B, C, D	1.10%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.45% A
Expenses net of fee waivers, if any	1.56% A	1.45% A
Expenses net of all reductions	1.56% A	1.45% A
Net investment income (loss)	3.04% A	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 458	$ 668
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.214	.137
Net realized and unrealized gain (loss)	(.055)	.447
Total from investment operations	.159	.584
Distributions from net investment income	(.227)	(.134)
Distributions from net realized gain	(.102)	-
Total distributions	(.329)	(.134)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C	1.57%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.44% A
Expenses net of fee waivers, if any	.46% A	.44% A
Expenses net of all reductions	.46% A	.44% A
Net investment income (loss)	4.14% A	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,718	$ 124,879
Portfolio turnover rate F	136% A, J	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.215	.140
Net realized and unrealized gain (loss)	(.055)	.445
Total from investment operations	.160	.585
Distributions from net investment income	(.228)	(.135)
Distributions from net realized gain	(.102)	-
Total distributions	(.330)	(.135)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C	1.58%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.43% A	.42% A
Expenses net of fee waivers, if any	.43% A	.42% A
Expenses net of all reductions	.43% A	.42% A
Net investment income (loss)	4.18% A	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360	$ 1,406
Portfolio turnover rate F	136% A, J	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,064,521
Gross unrealized depreciation	(184,059)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,880,462

Tax cost	$ 42,332,071

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $16,375,674 and $90,115,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent, distribution and service plan fees and interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,584	$ 133
Class T	-%	.25%	846	15
Class C	.75%	.25%	2,467	1,220
			$ 5,897	$ 1,368

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,968
Class C*	30
$ 1,998

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, with the exception of Corporate Bond. FIIOC receives only an asset-based fee for Corporate Bond. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,747.17
Class T	465.14
Class C	461.19
Corporate Bond	40,555.11
Institutional Class	373.07
	$ 43,601

* Annualized

Exchange In-Kind. During the period, the Fund redeemed in-kind 290,603 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $31,509,495, in exchange for cash and securities, including accrued interest. Realized gain (loss) of $858,197 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $17.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net investment income
Class A	$ 40,912	$ 34,654
Class T	13,300	15,067
Class C	7,832	8,948
Corporate Bond	1,634,704	879,782
Institutional Class	22,095	19,730
Total	$ 1,718,843	$ 958,181

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net realized gain
Class A	$ 19,036	$ -
Class T	5,392	-
Class C	5,080	-
Corporate Bond	730,206	-
Institutional Class	8,497	-
Total	$ 768,211	$ -

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010 A	Six months ended February 28, 2011	Year ended August 31, 2010 A
Class A
Shares sold	159,434	419,766	$ 1,637,755	$ 4,210,047
Reinvestment of distributions	3,487	917	35,767	9,298
Shares redeemed	(258,399)	(125,561)	(2,692,249)	(1,260,334)
Net increase (decrease)	(95,478)	295,122	$ (1,018,727)	$ 2,959,011
Class T
Shares sold	33,303	225,745	$ 343,796	$ 2,263,959
Reinvestment of distributions	1,659	1,303	17,207	13,242
Shares redeemed	(88,425)	(128,843)	(911,096)	(1,293,969)
Net increase (decrease)	(53,463)	98,205	$ (550,093)	$ 983,232
Class C
Shares sold	48,335	163,695	$ 497,438	$ 1,646,522
Reinvestment of distributions	1,079	753	11,133	7,616
Shares redeemed	(68,866)	(100,457)	(714,310)	(1,007,582)
Net increase (decrease)	(19,452)	63,991	$ (205,739)	$ 646,556
Corporate Bond
Shares sold	3,850,924	13,027,028	$ 39,715,360	$ 131,371,513
Reinvestment of distributions	208,800	77,870	2,160,978	800,920
Shares redeemed	(12,053,637)	(1,149,092)	(124,713,732)	(11,644,820)
Net increase (decrease)	(7,993,913)	11,955,806	$ (82,837,394)	$ 120,527,613
Institutional Class
Shares sold	32,230	260,141	$ 332,576	$ 2,605,174
Reinvestment of distributions	2,448	1,566	25,325	15,969
Shares redeemed	(134,263)	(127,126)	(1,368,255)	(1,285,873)
Net increase (decrease)	(99,585)	134,581	$ (1,010,354)	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ACBD-USAN-0411
1.907027.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Corporate Bond
Fund - Institutional Class

Semiannual Report

February 28, 2011

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, indirectly bears its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, indirectly bears its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,014.10	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.75%
Actual		$ 1,000.00	$ 1,015.00	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class C	1.56%
Actual		$ 1,000.00	$ 1,011.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,015.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,015.80	$ 2.15
HypotheticalA		$ 1,000.00	$ 1,022.66	$ 2.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invested are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables as of August 31, 2010 is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 6.5%	U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 0.0%	AAA 0.1%
AA 9.4%	AA 7.1%
A 19.8%	A 25.5%
BBB 45.3%	BBB 49.8%
BB and Below 10.0%	BB and Below 5.4%
Not Rated 1.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets † (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	10.6	10.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	6.3	6.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *	As of August 31, 2010 **
Corporate Bonds 79.8%	Corporate Bonds 86.0%
U.S. Government and U.S. Government Agency Obligations 6.5%	U.S. Government and U.S. Government Agency Obligations 13.0%
Municipal Bonds 4.4%	Municipal Bonds 1.5%
Other Investments 1.3%	Other Investments 0.4%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets † (0.9)%

* Foreign investments	15.5%	** Foreign investments	13.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.8%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.7%
Household Durables - 1.6%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 239,000	$ 251,447
6.375% 6/15/14	182,000	199,788
Whirlpool Corp.:
6.125% 6/15/11	152,000	154,266
6.5% 6/15/16	85,000	94,753
		700,254
Media - 3.8%
Comcast Corp. 6.4% 3/1/40	250,000	260,106
Discovery Communications LLC 6.35% 6/1/40	221,000	232,523
NBC Universal, Inc.:
3.65% 4/30/15 (b)	129,000	131,845
6.4% 4/30/40 (b)	390,000	407,454
News America, Inc. 6.9% 8/15/39	300,000	335,727
Time Warner, Inc. 6.2% 3/15/40	300,000	305,656
		1,673,311
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	100,000	108,729
TOTAL CONSUMER DISCRETIONARY		2,482,294
CONSUMER STAPLES - 2.5%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (b)	218,000	240,879
FBG Finance Ltd. 5.125% 6/15/15 (b)	131,000	139,216
		380,095
Food Products - 0.8%
Kraft Foods, Inc.:
5.625% 11/1/11	21,000	21,666
6.5% 8/11/17	274,000	314,755
		336,421
Tobacco - 0.9%
Altria Group, Inc. 9.7% 11/10/18	182,000	239,598
Reynolds American, Inc. 6.75% 6/15/17	131,000	147,476
		387,074
TOTAL CONSUMER STAPLES		1,103,590
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 12.7%
Energy Equipment & Services - 3.4%
DCP Midstream LLC 5.35% 3/15/20 (b)	$ 116,000	$ 120,217
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	725,850
Noble Holding International Ltd. 3.05% 3/1/16	450,000	447,256
Weatherford International Ltd.:
4.95% 10/15/13	78,000	82,902
5.15% 3/15/13	102,000	107,760
		1,483,985
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	431,077
6.375% 9/15/17	71,000	79,136
BW Group Ltd. 6.625% 6/28/17 (b)	132,000	133,290
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	57,963
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	536,112
EnCana Holdings Finance Corp. 5.8% 5/1/14	129,000	143,420
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	172,000	181,453
Marathon Petroleum Corp. 6.5% 3/1/41 (b)	220,000	222,880
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	480,000	522,180
Nexen, Inc.:
5.05% 11/20/13	184,000	196,228
5.2% 3/10/15	41,000	43,587
6.2% 7/30/19	324,000	346,552
6.4% 5/15/37	158,000	151,208
NGPL PipeCo LLC 6.514% 12/15/12 (b)	159,000	171,395
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	39,384
5.75% 1/20/20	427,000	443,076
Petroleos Mexicanos 6% 3/5/20	116,000	121,510
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	14,000	14,031
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	93,100	100,781
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	121,000	130,035
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,275
		4,124,573
TOTAL ENERGY		5,608,558
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 41.7%
Capital Markets - 6.0%
Goldman Sachs Group, Inc.:
5.95% 1/18/18	$ 178,000	$ 193,242
6.15% 4/1/18	204,000	223,478
Janus Capital Group, Inc. 6.125% 9/15/11 (a)	107,000	108,789
Lazard Group LLC:
6.85% 6/15/17	171,000	182,144
7.125% 5/15/15	61,000	67,129
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	509,815
Morgan Stanley:
4% 7/24/15	447,000	457,844
5.5% 7/24/20	225,000	227,185
5.625% 9/23/19	219,000	224,817
6% 4/28/15	255,000	279,281
6.625% 4/1/18	153,000	169,124
		2,642,848
Commercial Banks - 13.2%
Comerica, Inc. 4.8% 5/1/15	107,000	112,867
Credit Suisse New York Branch 6% 2/15/18	122,000	130,268
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (b)(d)	139,000	136,394
Discover Bank 7% 4/15/20	350,000	385,993
Export-Import Bank of Korea 5.5% 10/17/12	101,000	106,632
Fifth Third Bancorp 8.25% 3/1/38	1,273,000	1,534,248
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	36,000	35,100
HSBC Holdings PLC 6.5% 9/15/37	100,000	103,673
JPMorgan Chase Bank 6% 10/1/17	1,424,000	1,569,461
Marshall & Ilsley Bank 5% 1/17/17	93,000	96,931
Regions Bank 7.5% 5/15/18	670,000	710,200
Regions Financial Corp. 0.4728% 6/26/12 (d)	61,000	58,068
Silicon Valley Bank 5.7% 6/1/12	406,000	417,687
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	131,000	125,474
Union Planters Corp. 7.75% 3/1/11	87,000	87,000
UnionBanCal Corp. 5.25% 12/16/13	30,000	32,288
Wachovia Corp. 5.625% 10/15/16	152,000	165,614
		5,807,898
Consumer Finance - 3.4%
Discover Financial Services:
6.45% 6/12/17	107,000	116,010
10.25% 7/15/19	105,000	135,949
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
4.625% 1/7/21	$ 1,000,000	$ 993,746
5.875% 1/14/38	150,000	150,492
HSBC Finance Corp. 5.9% 6/19/12	104,000	109,829
		1,506,026
Diversified Financial Services - 9.2%
BP Capital Markets PLC:
3.125% 10/1/15	608,000	616,916
3.625% 5/8/14	388,000	405,444
4.5% 10/1/20	300,000	301,298
Capital One Capital V 10.25% 8/15/39	441,000	479,036
Capital One Capital VI 8.875% 5/15/40	100,000	106,125
Citigroup, Inc.:
6.125% 5/15/18	75,000	82,232
6.5% 8/19/13	433,000	477,222
6.875% 3/5/38	175,000	192,845
8.5% 5/22/19	100,000	124,004
General Electric Capital Corp. 5.3% 2/11/21	460,000	472,206
Prime Property Funding II 5.6% 6/15/11 (b)	364,000	366,774
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	76,000	78,032
TECO Finance, Inc. 5.15% 3/15/20	114,000	118,010
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	195,000	206,435
		4,026,579
Insurance - 3.2%
Aon Corp. 6.25% 9/30/40	253,000	261,983
Assurant, Inc. 5.625% 2/15/14	85,000	90,110
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,650
Monumental Global Funding II 5.65% 7/14/11 (b)	74,000	74,948
Monumental Global Funding III 5.5% 4/22/13 (b)	98,000	104,311
Pacific Life Global Funding 5.15% 4/15/13 (b)	152,000	161,696
Pacific LifeCorp 6% 2/10/20 (b)	100,000	105,565
Prudential Financial, Inc. 5.15% 1/15/13	144,000	152,907
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	58,000	54,271
Symetra Financial Corp. 6.125% 4/1/16 (b)	215,000	224,752
Unum Group 7.125% 9/30/16	106,000	120,122
		1,418,315
Real Estate Investment Trusts - 2.6%
CommonWealth REIT 5.875% 9/15/20	260,000	264,835
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 109,000	$ 109,431
5.375% 10/15/12	57,000	59,029
Equity One, Inc. 6.25% 12/15/14	223,000	239,231
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	110,683
6% 7/15/12	131,000	138,722
Washington (REIT):
5.25% 1/15/14	58,000	61,159
5.95% 6/15/11	162,000	163,898
		1,146,988
Real Estate Management & Development - 3.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	183,000	188,524
Duke Realty LP:
5.4% 8/15/14	126,000	134,502
5.625% 8/15/11	134,000	136,144
Liberty Property LP:
5.125% 3/2/15	141,000	149,153
5.5% 12/15/16	66,000	71,502
Mack-Cali Realty LP 7.75% 8/15/19	126,000	151,372
Tanger Properties LP 6.125% 6/1/20	586,000	633,821
		1,465,018
Thrifts & Mortgage Finance - 0.8%
First Niagara Financial Group, Inc. 6.75% 3/19/20	325,000	353,199
TOTAL FINANCIALS		18,366,871
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. 5% 8/15/14	130,000	140,393
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	103,000	109,842
Airlines - 0.6%
Continental Airlines, Inc. 6.648% 3/15/19	125,776	131,184
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 73,882	$ 72,330
8.36% 7/20/20	55,376	56,289
		259,803
TOTAL INDUSTRIALS		369,645
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.8%
Tyco Electronics Group SA:
5.95% 1/15/14	160,000	175,807
6% 10/1/12	173,000	185,153
		360,960
MATERIALS - 2.5%
Chemicals - 0.6%
Dow Chemical Co. 7.6% 5/15/14	237,000	275,219
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	82,000	88,355
Metals & Mining - 1.7%
Anglo American Capital PLC 9.375% 4/8/14 (b)	156,000	187,953
ArcelorMittal SA 5.5% 3/1/21	440,000	437,250
Vale Overseas Ltd. 6.25% 1/23/17	104,000	117,221
		742,424
TOTAL MATERIALS		1,105,998
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. 6.3% 1/15/38	500,000	519,097
CenturyLink, Inc. 7.6% 9/15/39	118,000	124,555
Telecom Italia Capital SA:
4.95% 9/30/14	143,000	146,932
7.175% 6/18/19	94,000	101,772
Telefonica Emisiones SAU:
3.992% 2/16/16	200,000	200,791
5.134% 4/27/20	94,000	93,560
		1,186,707
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV 3.625% 3/30/15	$ 132,000	$ 135,738
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	223,000	239,876
5.875% 10/1/19	67,000	72,610
		448,224
TOTAL TELECOMMUNICATION SERVICES		1,634,931
UTILITIES - 9.0%
Electric Utilities - 7.0%
AmerenUE 6.4% 6/15/17	133,000	150,704
Cleveland Electric Illuminating Co. 5.65% 12/15/13	183,000	200,791
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	140,000	144,859
EDP Finance BV 6% 2/2/18 (b)	106,000	104,128
FirstEnergy Corp. 7.375% 11/15/31	563,000	613,738
FirstEnergy Solutions Corp. 6.05% 8/15/21	38,000	39,742
Nevada Power Co.:
6.5% 8/1/18	70,000	80,554
6.65% 4/1/36	500,000	567,973
Progress Energy, Inc. 6% 12/1/39	500,000	524,604
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	76,227
Tampa Electric Co. 6.55% 5/15/36	500,000	559,958
		3,063,278
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	192,000	210,981
Exelon Generation Co. LLC 4% 10/1/20	157,000	146,091
		357,072
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
6.3% 9/30/66 (d)	145,000	141,738
7.5% 6/30/66 (d)	145,000	150,800
NiSource Finance Corp.:
5.4% 7/15/14	60,000	65,228
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 59,000	$ 66,239
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	116,854
		540,859
TOTAL UTILITIES		3,961,209
TOTAL NONCONVERTIBLE BONDS (Cost $34,550,573)		35,134,449
U.S. Treasury Obligations - 6.5%

U.S. Treasury Bonds 3.875% 8/15/40	923,000	828,680
U.S. Treasury Notes:
2% 1/31/16	1,311,000	1,304,854
2.625% 8/15/20	50,000	46,984
2.625% 11/15/20	720,000	673,482
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,818,734)		2,854,000
Municipal Securities - 4.4%

American Muni. Pwr.-Ohio, Inc. Rev. (Combined Hydroelectric Proj.)Series 2010 B, 8.084% 2/15/50	280,000	316,467
California Gen. Oblig.:
6.2% 3/1/19	188,000	198,848
7.55% 4/1/39	200,000	215,818
Illinois Gen. Oblig.:
4.511% 3/1/15 (c)	350,000	350,011
5.665% 3/1/18 (c)	25,000	25,054
5.877% 3/1/19 (c)	20,000	20,052
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 6.603% 7/1/50	130,000	136,063
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	680,623
TOTAL MUNICIPAL SECURITIES (Cost $1,881,145)		1,942,936
Bank Notes - 1.0%
	Principal Amount	Value
Wachovia Bank NA 6% 11/15/17 (Cost $445,731)	$ 405,000	$ 453,839
Commercial Paper - 2.3%

Dow Chemical Co. 0.45% 3/7/11	500,000	499,914
Transocean, Inc. yankee 0.85% 3/9/11	500,000	499,913
TOTAL COMMERCIAL PAPER (Cost $999,850)		999,827
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (d)	47,000	42,441
MUFG Capital Finance 1 Ltd. 6.346% (d)	102,000	105,041
TOTAL PREFERRED SECURITIES (Cost $145,119)		147,482
Cash Equivalents - 6.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,680,000)	$ 2,680,016	2,680,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $43,521,152)		44,212,533
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(165,418)
NET ASSETS - 100%		$ 44,047,115
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,812,672 or 10.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,680,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 223,981
Bank of America NA	199,095
Barclays Capital, Inc.	110,871
Credit Agricole Securities (USA), Inc.	99,547
Deutsche Bank Securities, Inc.	114,226
Goldman, Sachs & Co.	24,887
HSBC Securities (USA), Inc.	298,642
ING Financial Markets LLC	184,163
J.P. Morgan Securities, Inc.	298,642
Merrill Lynch Government Securities, Inc.	89,593
Merrill Lynch, Pierce, Fenner & Smith, Inc.	137,442
Mizuho Securities USA, Inc.	547,510
RBC Capital Markets Corp.	24,885
Societe Generale, New York Branch	199,095
Wells Fargo Securities LLC	127,421
$ 2,680,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 719,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the Fidelity Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 70,246,461 *	$ -	0.0%
Total	$ 70,145,328	$ -	$ 70,246,461	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.5%
Cayman Islands	3.7%
United Kingdom	3.6%
Luxembourg	2.3%
Canada	2.0%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,680,000) - See accompanying schedule: Unaffiliated issuers (cost $43,521,152)		$ 44,212,533
Cash		243
Receivable for fund shares sold		207,302
Interest receivable		610,331
Total assets		45,030,409

Liabilities
Payable for investments purchased Regular delivery	$ 497,818
Delayed delivery	395,000
Payable for fund shares redeemed	59,852
Distributions payable	13,156
Accrued management fee	12,905
Distribution and service plan fees payable	876
Other affiliated payables	3,687
Total liabilities		983,294

Net Assets		$ 44,047,115
Net Assets consist of:
Paid in capital		$ 40,829,376
Distributions in excess of net investment income		(26,843)
Accumulated undistributed net realized gain (loss) on investments		2,553,201
Net unrealized appreciation (depreciation) on investments		691,381
Net Assets		$ 44,047,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,051,893 ÷ 199,644 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class T: Net Asset Value and redemption price per share ($459,829 ÷ 44,742 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class C: Net Asset Value and offering price per share ($457,725 ÷ 44,539 shares)A	$ 10.28

Corporate Bond: Net Asset Value, offering price and redemption price per share ($40,718,007 ÷ 3,961,893 shares)	$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($359,661 ÷ 34,996 shares)	$ 10.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 4,596
Interest		1,114,415
Income from Fidelity Central Funds		719,660
Total income		1,838,671

Expenses
Management fee	$ 141,172
Transfer agent fees	43,601
Distribution and service plan fees	5,897
Independent trustees' compensation	181
Total expenses before reductions	190,851
Expense reductions	(17)	190,834
Net investment income (loss)		1,647,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,059,081
Fidelity Central Funds	1,941,839
Total net realized gain (loss)		3,000,920
Change in net unrealized appreciation (depreciation) on investment securities		(3,554,135)
Net gain (loss)		(553,215)
Net increase (decrease) in net assets resulting from operations		$ 1,094,622

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,647,837	$ 970,447
Net realized gain (loss)	3,000,920	352,390
Change in net unrealized appreciation (depreciation)	(3,554,135)	4,245,516
Net increase (decrease) in net assets resulting from operations	1,094,622	5,568,353
Distributions to shareholders from net investment income	(1,718,843)	(958,181)
Distributions to shareholders from net realized gain	(768,211)	-
Total distributions	(2,487,054)	(958,181)
Share transactions - net increase (decrease)	(85,622,307)	126,451,682
Total increase (decrease) in net assets	(87,014,739)	131,061,854

Net Assets
Beginning of period	131,061,854	-
End of period (including distributions in excess of net investment income of $26,843 and undistributed net investment income of $44,163, respectively)	$ 44,047,115	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.196	.128
Net realized and unrealized gain (loss)	(.053)	.446
Total from investment operations	.143	.574
Distributions from net investment income	(.211)	(.124)
Distributions from net realized gain	(.102)	-
Total distributions	(.313)	(.124)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C, D	1.41%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.74% A
Expenses net of fee waivers, if any	.78% A	.74% A
Expenses net of all reductions	.78% A	.74% A
Net investment income (loss)	3.83% A	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,052	$ 3,083
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.199	.131
Net realized and unrealized gain (loss)	(.046)	.436
Total from investment operations	.153	.567
Distributions from net investment income	(.211)	(.127)
Distributions from net realized gain	(.102)	-
Total distributions	(.313)	(.127)
Net asset value, end of period	$ 10.28	$ 10.44
Total Return B, C, D	1.50%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.68% A
Expenses net of fee waivers, if any	.75% A	.68% A
Expenses net of all reductions	.75% A	.68% A
Net investment income (loss)	3.86% A	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 460	$ 1,026
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.156	.106
Net realized and unrealized gain (loss)	(.045)	.437
Total from investment operations	.111	.543
Distributions from net investment income	(.169)	(.103)
Distributions from net realized gain	(.102)	-
Total distributions	(.271)	(.103)
Net asset value, end of period	$ 10.28	$ 10.44
Total Return B, C, D	1.10%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56% A	1.45% A
Expenses net of fee waivers, if any	1.56% A	1.45% A
Expenses net of all reductions	1.56% A	1.45% A
Net investment income (loss)	3.04% A	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 458	$ 668
Portfolio turnover rate G	136% A, K	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.214	.137
Net realized and unrealized gain (loss)	(.055)	.447
Total from investment operations	.159	.584
Distributions from net investment income	(.227)	(.134)
Distributions from net realized gain	(.102)	-
Total distributions	(.329)	(.134)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C	1.57%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.44% A
Expenses net of fee waivers, if any	.46% A	.44% A
Expenses net of all reductions	.46% A	.44% A
Net investment income (loss)	4.14% A	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,718	$ 124,879
Portfolio turnover rate F	136% A, J	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Year ended August 31,
	(Unaudited)	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.215	.140
Net realized and unrealized gain (loss)	(.055)	.445
Total from investment operations	.160	.585
Distributions from net investment income	(.228)	(.135)
Distributions from net realized gain	(.102)	-
Total distributions	(.330)	(.135)
Net asset value, end of period	$ 10.28	$ 10.45
Total Return B, C	1.58%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.43% A	.42% A
Expenses net of fee waivers, if any	.43% A	.42% A
Expenses net of all reductions	.43% A	.42% A
Net investment income (loss)	4.18% A	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360	$ 1,406
Portfolio turnover rate F	136% A, J	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities, U.S. government and government agency obligations and commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,064,521
Gross unrealized depreciation	(184,059)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,880,462

Tax cost	$ 42,332,071

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $16,375,674 and $90,115,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent, distribution and service plan fees and interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,584	$ 133
Class T	-%	.25%	846	15
Class C	.75%	.25%	2,467	1,220
			$ 5,897	$ 1,368

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,968
Class C*	30
$ 1,998

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, with the exception of Corporate Bond. FIIOC receives only an asset-based fee for Corporate Bond. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,747.17
Class T	465.14
Class C	461.19
Corporate Bond	40,555.11
Institutional Class	373.07
	$ 43,601

* Annualized

Exchange In-Kind. During the period, the Fund redeemed in-kind 290,603 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $31,509,495, in exchange for cash and securities, including accrued interest. Realized gain (loss) of $858,197 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $17.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net investment income
Class A	$ 40,912	$ 34,654
Class T	13,300	15,067
Class C	7,832	8,948
Corporate Bond	1,634,704	879,782
Institutional Class	22,095	19,730
Total	$ 1,718,843	$ 958,181

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net realized gain
Class A	$ 19,036	$ -
Class T	5,392	-
Class C	5,080	-
Corporate Bond	730,206	-
Institutional Class	8,497	-
Total	$ 768,211	$ -

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010 A	Six months ended February 28, 2011	Year ended August 31, 2010 A
Class A
Shares sold	159,434	419,766	$ 1,637,755	$ 4,210,047
Reinvestment of distributions	3,487	917	35,767	9,298
Shares redeemed	(258,399)	(125,561)	(2,692,249)	(1,260,334)
Net increase (decrease)	(95,478)	295,122	$ (1,018,727)	$ 2,959,011
Class T
Shares sold	33,303	225,745	$ 343,796	$ 2,263,959
Reinvestment of distributions	1,659	1,303	17,207	13,242
Shares redeemed	(88,425)	(128,843)	(911,096)	(1,293,969)
Net increase (decrease)	(53,463)	98,205	$ (550,093)	$ 983,232
Class C
Shares sold	48,335	163,695	$ 497,438	$ 1,646,522
Reinvestment of distributions	1,079	753	11,133	7,616
Shares redeemed	(68,866)	(100,457)	(714,310)	(1,007,582)
Net increase (decrease)	(19,452)	63,991	$ (205,739)	$ 646,556
Corporate Bond
Shares sold	3,850,924	13,027,028	$ 39,715,360	$ 131,371,513
Reinvestment of distributions	208,800	77,870	2,160,978	800,920
Shares redeemed	(12,053,637)	(1,149,092)	(124,713,732)	(11,644,820)
Net increase (decrease)	(7,993,913)	11,955,806	$ (82,837,394)	$ 120,527,613
Institutional Class
Shares sold	32,230	260,141	$ 332,576	$ 2,605,174
Reinvestment of distributions	2,448	1,566	25,325	15,969
Shares redeemed	(134,263)	(127,126)	(1,368,255)	(1,285,873)
Net increase (decrease)	(99,585)	134,581	$ (1,010,354)	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ACBDI-USAN-0411
1.907020.100

Fidelity®
Intermediate Bond
Fund

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.45%	$ 1,000.00	$ 1,001.60	$ 2.23
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations† 47.3%	U.S. Government and U.S. Government Agency Obligations† 50.1%
AAA 11.8%	AAA 10.6%
AA 8.4%	AA 7.3%
A 9.7%	A 9.5%
BBB 17.2%	BBB 16.1%
BB and Below 3.4%	BB and Below 3.1%
Not Rated 0.4%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	4.7	5.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.0	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 35.1%		Corporate Bonds 33.7%
	U.S. Government and U.S. Government Agency Obligations† 47.3%		U.S. Government and U.S. Government Agency Obligations† 50.1%
	Asset-Backed Securities 7.4%		Asset-Backed Securities 6.1%
	CMOs and Other Mortgage Related Securities 6.5%		CMOs and Other Mortgage Related Securities 5.8%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Other Investments 1.5%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	10.1%	** Foreign investments	10.3%
* Futures and Swaps	0.0%	** Futures and Swaps	0.1%

† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 9,641	$ 9,893
5.875% 3/15/11	395	396
6.5% 11/15/13	4,012	4,522
		14,811
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,590
Household Durables - 0.4%
Fortune Brands, Inc.:
5.375% 1/15/16	5,132	5,399
6.375% 6/15/14	5,777	6,342
Whirlpool Corp.:
6.125% 6/15/11	5,150	5,227
6.5% 6/15/16	362	404
		17,372
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	2,432	2,598
5.15% 3/1/20	4,685	4,884
5.5% 3/15/11	421	422
5.7% 5/15/18	355	388
COX Communications, Inc. 4.625% 6/1/13	4,934	5,269
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,122
5.05% 6/1/20	2,181	2,286
NBC Universal, Inc.:
3.65% 4/30/15 (d)	549	561
5.15% 4/30/20 (d)	6,800	7,005
News America, Inc.:
5.3% 12/15/14	968	1,072
6.9% 3/1/19	5,426	6,380
Time Warner Cable, Inc.:
5.4% 7/2/12	3,163	3,337
5.85% 5/1/17	4,293	4,727
6.2% 7/1/13	3,008	3,321
6.75% 7/1/18	7,189	8,252
Time Warner, Inc.:
3.15% 7/15/15	204	207
4.875% 3/15/20	5,060	5,193
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
5.875% 11/15/16	$ 5,025	$ 5,622
Viacom, Inc.:
4.375% 9/15/14	4,499	4,812
6.125% 10/5/17	3,071	3,473
		75,931
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	6,900	6,812
Specialty Retail - 0.3%
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,023
Staples, Inc. 7.375% 10/1/12	8,943	9,724
		14,747
TOTAL CONSUMER DISCRETIONARY		133,263
CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	9,338	9,537
5.375% 11/15/14 (d)	928	1,025
7.2% 1/15/14 (d)	7,000	8,013
Diageo Capital PLC 5.2% 1/30/13	1,146	1,232
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,800	4,038
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,074
The Coca-Cola Co. 3.15% 11/15/20	670	625
		31,544
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,573
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (d)	781	878
General Mills, Inc. 5.2% 3/17/15	3,350	3,678
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,752
5.625% 11/1/11	774	799
6.5% 8/11/17	1,168	1,342
6.75% 2/19/14	596	677
		12,126
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	$ 251	$ 296
9.7% 11/10/18	9,728	12,807
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,014
Reynolds American, Inc. 6.75% 6/15/17	3,818	4,298
		24,415
TOTAL CONSUMER STAPLES		73,658
ENERGY - 3.9%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (d)	4,118	4,268
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,589
Halliburton Co. 6.15% 9/15/19	2,601	2,982
Noble Holding International Ltd. 3.45% 8/1/15	486	496
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,396
5.15% 3/15/13	8,620	9,107
		24,838
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	409
6.375% 9/15/17	127	142
BW Group Ltd. 6.625% 6/28/17 (d)	3,827	3,864
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,823	6,219
5.7% 5/15/17	1,500	1,676
Cenovus Energy, Inc.:
4.5% 9/15/14	337	363
5.7% 10/15/19	4,250	4,740
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	40	40
Duke Capital LLC 6.25% 2/15/13	1,104	1,200
Duke Energy Field Services 5.375% 10/15/15 (d)	1,581	1,697
El Paso Natural Gas Co. 5.95% 4/15/17	178	194
EnCana Corp. 6.3% 11/1/11	647	671
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,739	4,157
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,494
5.6% 10/15/14	2,531	2,807
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
5.65% 4/1/13	$ 769	$ 830
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	5,000	5,275
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	170	196
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	5,140	5,404
Marathon Petroleum Corp. 3.5% 3/1/16 (d)	3,810	3,830
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	6,841	7,442
Motiva Enterprises LLC 5.75% 1/15/20 (d)	468	515
Nexen, Inc.:
5.05% 11/20/13	5,208	5,554
5.2% 3/10/15	1,177	1,251
6.2% 7/30/19	464	496
NGPL PipeCo LLC 6.514% 12/15/12 (d)	7,503	8,088
Petro-Canada 6.05% 5/15/18	1,874	2,126
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	5,269	5,467
7.875% 3/15/19	4,229	4,987
Petroleos Mexicanos 6% 3/5/20	495	519
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,622
4.25% 9/1/12	6,373	6,623
5.75% 1/15/20	6,268	6,726
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	2,707	2,930
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,054	2,123
5.832% 9/30/16 (d)	1,551	1,651
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	3,521	3,784
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,816	6,099
Spectra Energy Capital, LLC 5.65% 3/1/20	237	251
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,338
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,356
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,971
XTO Energy, Inc.:
4.9% 2/1/14	5,260	5,766
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5% 1/31/15	$ 1,932	$ 2,144
5.65% 4/1/16	1,325	1,521
		141,558
TOTAL ENERGY		166,396
FINANCIALS - 17.3%
Capital Markets - 3.0%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,928
BlackRock, Inc. 6.25% 9/15/17	4,409	5,038
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,015	5,086
5.375% 3/15/20	5,000	5,133
5.95% 1/18/18	10,163	11,033
6.15% 4/1/18	3,044	3,335
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,682	3,744
Lazard Group LLC:
6.85% 6/15/17	4,983	5,308
7.125% 5/15/15	1,782	1,961
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	13,865	14,773
6.4% 8/28/17	1,406	1,545
6.875% 4/25/18	5,859	6,591
Morgan Stanley:
4% 7/24/15	497	509
4.1% 1/26/15	8,840	9,103
4.2% 11/20/14	6,316	6,559
4.75% 4/1/14	1,028	1,075
5.45% 1/9/17	1,019	1,075
5.625% 9/23/19	933	958
5.75% 1/25/21	4,378	4,497
5.95% 12/28/17	2,475	2,642
6% 4/28/15	1,087	1,191
6.625% 4/1/18	653	722
7.3% 5/13/19	3,668	4,177
Royal Bank of Scotland PLC:
3.25% 1/11/14	4,500	4,547
4.875% 8/25/14 (d)	8,200	8,516
State Street Corp. 4.3% 5/30/14	740	798
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Bank of New York, Inc. 4.3% 5/15/14	$ 4,267	$ 4,601
UBS AG Stamford Branch:
3.875% 1/15/15	4,700	4,827
5.75% 4/25/18	5,403	5,872
		128,144
Commercial Banks - 5.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	8,970	9,022
Bank of America NA:
5.3% 3/15/17	687	716
6.1% 6/15/17	294	316
Bank of Montreal 2.125% 6/28/13	9,250	9,443
Bank of Nova Scotia 3.4% 1/22/15	11,050	11,435
Barclays Bank PLC 2.375% 1/13/14	10,930	10,985
BB&T Corp. 6.5% 8/1/11	1,372	1,404
Comerica, Inc. 3% 9/16/15	15	15
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	19,580	20,271
Credit Suisse New York Branch:
2.2% 1/14/14	5,716	5,739
6% 2/15/18	9,301	9,931
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(i)	6,404	6,284
Export-Import Bank of Korea:
5.25% 2/10/14 (d)	624	665
5.5% 10/17/12	2,920	3,083
Fifth Third Bancorp:
3.625% 1/25/16	2,439	2,449
4.5% 6/1/18	440	429
8.25% 3/1/38	568	685
Fifth Third Bank 4.75% 2/1/15	2,708	2,837
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	55	54
HBOS PLC 6.75% 5/21/18 (d)	3,004	2,854
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,318
ING Bank NV 2.65% 1/14/13 (d)	8,720	8,741
JPMorgan Chase Bank 6% 10/1/17	12,071	13,304
KeyBank NA 5.8% 7/1/14	1,865	2,040
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (i)	515	514
Marshall & Ilsley Bank:
5% 1/17/17	298	311
5.25% 9/4/12	47	49
PNC Funding Corp. 3.625% 2/8/15	2,676	2,770
Rabobank Nederland NV 1.85% 1/10/14	16,714	16,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37	$ 514	$ 471
7.5% 5/15/18	2,648	2,807
Regions Financial Corp.:
0.4728% 6/26/12 (i)	260	248
5.75% 6/15/15	31	31
7.75% 11/10/14	168	179
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	14,641	14,961
U.S. Bancorp:
1.375% 9/13/13	9,640	9,644
3.15% 3/4/15	2,146	2,193
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(i)	3,796	3,636
Union Planters Corp. 7.75% 3/1/11	372	372
UnionBanCal Corp. 5.25% 12/16/13	857	922
Wachovia Bank NA:
4.8% 11/1/14	286	304
4.875% 2/1/15	1,823	1,949
Wachovia Corp. 5.625% 10/15/16	4,400	4,794
Wells Fargo & Co.:
3.676% 6/15/16	4,260	4,353
3.75% 10/1/14	14,626	15,403
Westpac Banking Corp. 1.85% 12/9/13	8,320	8,345
		215,010
Consumer Finance - 1.6%
American Express Credit Corp. 2.75% 9/15/15	9,640	9,486
American Honda Finance Corp. 2.375% 3/18/13 (d)	1,800	1,825
Capital One Financial Corp.:
5.7% 9/15/11	3,642	3,738
7.375% 5/23/14	582	671
Discover Financial Services:
6.45% 6/12/17	2,977	3,228
10.25% 7/15/19	448	580
General Electric Capital Corp.:
1.875% 9/16/13	1,899	1,906
2.1% 1/7/14	2,393	2,400
2.25% 11/9/15	6,196	6,006
2.8% 1/8/13	9,075	9,309
3.5% 8/13/12	6,708	6,938
3.5% 6/29/15	3,606	3,707
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6.375% 11/15/67 (i)	$ 5,670	$ 5,805
Household Finance Corp. 6.375% 10/15/11	7,030	7,274
HSBC Finance Corp. 5.9% 6/19/12	444	469
SLM Corp.:
0.5016% 3/15/11 (i)	123	123
0.5331% 10/25/11 (i)	5,737	5,690
		69,155
Diversified Financial Services - 3.0%
Bank of America Corp. 5.75% 12/1/17	6,840	7,313
BB&T Corp. 3.375% 9/25/13	4,200	4,389
BNP Paribas:
2.125% 12/21/12	2,270	2,304
3.25% 3/11/15	4,870	4,914
BP Capital Markets PLC:
3.125% 10/1/15	503	510
3.625% 5/8/14	547	572
4.5% 10/1/20	500	502
Capital One Capital V 10.25% 8/15/39	1,170	1,271
Citigroup, Inc.:
4.75% 5/19/15	9,021	9,526
5.125% 5/5/14	1,651	1,775
6.125% 5/15/18	321	352
6.5% 8/19/13	21,531	23,730
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,896
JPMorgan Chase & Co. 3.4% 6/24/15	17,366	17,607
New York Life Global Fund 2.25% 12/14/12 (d)	4,310	4,407
ORIX Corp. 5.48% 11/22/11	425	437
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,411	1,385
5.35% 4/15/12 (d)	434	441
5.5% 1/15/14 (d)	999	1,048
5.7% 4/15/17 (d)	2,195	2,254
TECO Finance, Inc.:
4% 3/15/16	1,147	1,166
5.15% 3/15/20	1,709	1,769
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	4,406	4,664
USAA Capital Corp. 3.5% 7/17/14 (d)	5,832	6,049
Volkswagen International Finance NV 1.625% 8/12/13 (d)	3,777	3,799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Whirlpool Corp. 8% 5/1/12	$ 4,870	$ 5,220
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(i)	5,531	5,642
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(i)	2,866	2,855
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(i)	2,778	2,771
		127,568
Insurance - 1.7%
Aon Corp.:
3.5% 9/30/15	6,239	6,263
5% 9/30/20	62	63
Assurant, Inc. 5.625% 2/15/14	2,474	2,623
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	666
Berkshire Hathaway, Inc. 3.2% 2/11/15	6,700	6,922
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(i)	1,929	1,977
Hartford Financial Services Group, Inc. 5.375% 3/15/17	149	155
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	769	709
MetLife, Inc.:
2.375% 2/6/14	6,330	6,414
5% 6/15/15	1,285	1,390
Metropolitan Life Global Funding I 2.5% 9/29/15 (d)	3,000	2,927
Monumental Global Funding II 5.65% 7/14/11 (d)	2,239	2,268
Monumental Global Funding III 5.5% 4/22/13 (d)	2,851	3,035
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	401	433
Pacific Life Global Funding 5.15% 4/15/13 (d)	7,724	8,217
Pacific LifeCorp 6% 2/10/20 (d)	428	452
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,333
4.5% 11/15/20	4,820	4,759
5.15% 1/15/13	614	652
5.4% 6/13/35	499	473
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(i)	246	230
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,640	6,941
The Chubb Corp. 5.75% 5/15/18	1,739	1,949
Unum Group:
5.625% 9/15/20	2,518	2,558
7.125% 9/30/16	4,802	5,442
		71,851
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
4.95% 3/15/13	$ 405	$ 432
5.5% 1/15/12	1,655	1,716
BRE Properties, Inc. 5.5% 3/15/17	508	547
Camden Property Trust:
5.375% 12/15/13	2,244	2,405
5.875% 11/30/12	741	789
Developers Diversified Realty Corp.:
5.25% 4/15/11	3,244	3,257
5.375% 10/15/12	1,677	1,737
7.5% 4/1/17	2,748	3,142
Duke Realty LP:
4.625% 5/15/13	885	918
5.875% 8/15/12	517	543
Equity One, Inc.:
6% 9/15/17	958	984
6.25% 12/15/14	520	558
6.25% 1/15/17	545	570
Equity Residential 5.125% 3/15/16	3,150	3,402
Federal Realty Investment Trust:
5.4% 12/1/13	557	601
5.9% 4/1/20	42	46
6% 7/15/12	3,796	4,020
6.2% 1/15/17	685	763
HRPT Properties Trust:
5.75% 11/1/15	982	1,042
6.25% 6/15/17	1,361	1,424
6.65% 1/15/18	792	844
UDR, Inc. 5.5% 4/1/14	4,753	5,033
Washington (REIT):
5.25% 1/15/14	248	262
5.95% 6/15/11	4,736	4,791
		39,826
Real Estate Management & Development - 1.5%
AMB Property LP 5.9% 8/15/13	2,849	3,025
Arden Realty LP 5.2% 9/1/11	2,074	2,120
BioMed Realty LP 6.125% 4/15/20	1,521	1,590
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,338	2,437
5.75% 4/1/12	2,711	2,793
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Properties Trust:
4.8% 4/1/11	$ 10	$ 10
6.875% 8/15/12	717	751
Duke Realty LP:
5.4% 8/15/14	2,777	2,964
5.625% 8/15/11	4,074	4,139
6.25% 5/15/13	6,766	7,329
6.75% 3/15/20	291	325
8.25% 8/15/19	57	69
ERP Operating LP:
4.75% 7/15/20	2,996	3,046
5.375% 8/1/16	1,323	1,454
5.5% 10/1/12	2,159	2,300
5.75% 6/15/17	4,704	5,178
Liberty Property LP:
4.75% 10/1/20	3,111	3,077
5.125% 3/2/15	1,250	1,322
5.5% 12/15/16	1,941	2,103
6.625% 10/1/17	2,744	3,149
Mack-Cali Realty LP 7.75% 8/15/19	539	648
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,464
Regency Centers LP:
4.95% 4/15/14	675	705
5.25% 8/1/15	2,356	2,517
5.875% 6/15/17	1,166	1,265
Simon Property Group LP:
4.2% 2/1/15	1,570	1,654
5.3% 5/30/13	50	54
Tanger Properties LP:
6.125% 6/1/20	562	608
6.15% 11/15/15	801	864
		61,960
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	6,700	7,001
5.65% 5/1/18	7,590	8,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Niagara Financial Group, Inc. 6.75% 3/19/20	$ 4,283	$ 4,655
U.S. Central Federal Credit Union 1.9% 10/19/12	6,480	6,611
		26,287
TOTAL FINANCIALS		739,801
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,734
Celgene Corp. 2.45% 10/15/15	472	458
		4,192
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	4,704
Health Care Providers & Services - 0.7%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,004
6.3% 8/15/14	3,995	4,268
Express Scripts, Inc.:
5.25% 6/15/12	3,081	3,231
6.25% 6/15/14	1,824	2,036
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,138
UnitedHealth Group, Inc. 3.875% 10/15/20	5,296	5,092
WellPoint, Inc. 4.35% 8/15/20	5,502	5,489
		30,258
Pharmaceuticals - 0.4%
Merck & Co., Inc. 5% 6/30/19	2,152	2,356
Roche Holdings, Inc. 5% 3/1/14 (d)	6,563	7,182
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	6,900	6,988
Watson Pharmaceuticals, Inc. 5% 8/15/14	554	598
		17,124
TOTAL HEALTH CARE		56,278
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	$ 440	$ 469
6.4% 12/15/11 (d)	1,021	1,066
		1,535
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	90	90
Continental Airlines, Inc.:
6.648% 3/15/19	3,650	3,807
6.795% 2/2/20	189	190
6.82% 5/1/18	244	258
6.9% 7/2/19	992	1,057
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	360	381
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,139	2,094
8.36% 7/20/20	1,605	1,632
		9,509
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	738	790
6% 10/15/17	3,234	3,670
		4,460
TOTAL INDUSTRIALS		15,504
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,938	4,327
6% 10/1/12	5,018	5,371
6.55% 10/1/17	2,606	3,003
		12,701
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	11,883	12,508
5.5% 5/15/12	2,072	2,177
		14,685
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (d)	$ 6,900	$ 6,796
TOTAL INFORMATION TECHNOLOGY		34,182
MATERIALS - 0.9%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	9,864	10,386
7.6% 5/15/14	669	777
		11,163
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,372	2,556
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	7,200	7,267
9.375% 4/8/14 (d)	3,434	4,137
9.375% 4/8/19 (d)	3,822	5,115
ArcelorMittal SA 3.75% 3/1/16	1,138	1,133
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	2,182	2,285
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,211	2,379
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,387
		25,703
TOTAL MATERIALS		39,422
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,238
AT&T, Inc.:
2.5% 8/15/15	515	510
5.5% 2/1/18	4,660	5,117
6.7% 11/15/13	1,296	1,467
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,024
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,703	2,931
France Telecom SA 2.125% 9/16/15	1,491	1,456
SBC Communications, Inc.:
5.1% 9/15/14	6,685	7,356
5.875% 2/1/12	3,018	3,163
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
5.875% 8/15/12	$ 1,080	$ 1,157
Telecom Italia Capital SA:
4.95% 9/30/14	4,152	4,266
5.25% 10/1/15	2,889	2,938
7.175% 6/18/19	401	434
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,729
5.134% 4/27/20	401	399
6.421% 6/20/16	1,283	1,424
Verizon New England, Inc. 6.5% 9/15/11	1,255	1,294
Verizon New York, Inc. 6.875% 4/1/12	6,531	6,927
		56,830
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 3.625% 3/30/15	5,062	5,205
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	9,282	9,984
5.875% 10/1/19	287	311
Sprint Nextel Corp. 6% 12/1/16	1,159	1,156
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,494
5% 12/16/13	2,972	3,230
5.5% 6/15/11	3,824	3,879
		26,259
TOTAL TELECOMMUNICATION SERVICES		83,089
UTILITIES - 2.7%
Electric Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	455	506
AmerenUE 6.4% 6/15/17	3,867	4,382
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,842
Commonwealth Edison Co. 5.4% 12/15/11	4,828	5,007
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	203	210
Edison International 3.75% 9/15/17	2,938	2,916
EDP Finance BV:
4.9% 10/1/19 (d)	1,200	1,092
5.375% 11/2/12 (d)	2,201	2,276
Enel Finance International SA 5.7% 1/15/13 (d)	575	611
Exelon Corp. 4.9% 6/15/15	3,038	3,226
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 7.375% 11/15/31	$ 463	$ 505
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,071
6.05% 8/15/21	4,294	4,491
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	3,294	3,157
3.75% 11/15/20 (d)	19	18
Mid-American Energy Co. 5.65% 7/15/12	213	226
Nevada Power Co.:
6.5% 5/15/18	6,784	7,782
6.5% 8/1/18	2,033	2,340
Pennsylvania Electric Co. 6.05% 9/1/17	844	920
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,064
Progress Energy, Inc.:
4.4% 1/15/21	4,958	4,931
7.1% 3/1/11	4,381	4,381
Sierra Pacific Power Co. 5.45% 9/1/13	2,018	2,198
Tampa Electric Co. 5.4% 5/15/21 (d)	1,635	1,763
		62,915
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	2,661	2,924
Exelon Generation Co. LLC:
4% 10/1/20	669	623
5.2% 10/1/19	6,500	6,696
5.35% 1/15/14	1,687	1,823
PPL Energy Supply LLC 6.3% 7/15/13	8,190	9,002
		21,068
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,755
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	4,542	4,440
7.5% 6/30/66 (i)	4,221	4,390
DTE Energy Co. 7.05% 6/1/11	1,991	2,021
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,675	3,940
National Grid PLC 6.3% 8/1/16	1,843	2,102
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,812
5.4% 7/15/14	1,743	1,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.45% 9/15/20	$ 313	$ 326
6.4% 3/15/18	1,717	1,928
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,383	3,379
		31,988
TOTAL UTILITIES		115,971
TOTAL NONCONVERTIBLE BONDS (Cost $1,354,815)		1,457,564
U.S. Government and Government Agency Obligations - 40.9%

U.S. Government Agency Obligations - 5.4%
Fannie Mae:
1.25% 8/20/13	6,260	6,290
1.25% 2/27/14	13,707	13,683
2.5% 5/15/14	57,116	59,012
2.75% 3/13/14	18,330	19,093
4.625% 10/15/13	1,967	2,144
Freddie Mac:
0.625% 12/28/12	24,190	24,159
1.375% 2/25/14	19,070	19,097
1.75% 9/10/15	62,973	61,813
2.5% 1/7/14	15,592	16,087
2.5% 4/23/14	5,680	5,869
4.5% 1/15/14	2,951	3,218
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	169	171
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		230,636
U.S. Treasury Obligations - 34.4%
U.S. Treasury Notes:
1% 1/15/14	698	696
1.25% 2/15/14	2,108	2,113
1.75% 7/31/15	178,208	177,358
1.875% 9/30/17	1,890	1,794
2.125% 5/31/15	102,259	103,721
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 9/30/14 (f)	$ 82,860	$ 85,501
2.375% 10/31/14	14,783	15,240
2.5% 3/31/15	17,997	18,575
2.5% 4/30/15	112,872	116,338
2.625% 7/31/14	110,000	114,615
2.625% 1/31/18	190,686	188,526
2.625% 8/15/20	6,651	6,250
3% 9/30/16	83,994	86,809
3.125% 10/31/16	15,084	15,669
3.125% 1/31/17 (f)	44,686	46,264
3.5% 5/15/20	253,398	257,476
3.625% 2/15/20	228,401	235,146
TOTAL U.S. TREASURY OBLIGATIONS		1,472,091
Other Government Related - 1.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	3,370	3,439
3.125% 6/15/12 (FDIC Guaranteed) (e)	4,498	4,648
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	10,700	10,914
2.125% 7/12/12 (FDIC Guaranteed) (e)	2,250	2,299
2.25% 12/10/12 (FDIC Guaranteed) (e)	10,850	11,134
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	12,980	13,268
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	2,149	2,224
TOTAL OTHER GOVERNMENT RELATED		47,926
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,736,910)		1,750,653
U.S. Government Agency - Mortgage Securities - 5.7%

Fannie Mae - 4.5%
2.018% 10/1/33 (i)	255	263
2.142% 3/1/35 (i)	167	173
2.165% 10/1/33 (i)	99	102
2.202% 2/1/33 (i)	218	225
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.213% 7/1/35 (i)	$ 91	$ 94
2.243% 12/1/34 (i)	230	238
2.316% 3/1/35 (i)	38	39
2.474% 10/1/35 (i)	352	365
2.532% 7/1/34 (i)	118	122
2.553% 10/1/33 (i)	283	298
2.573% 3/1/35 (i)	117	122
2.59% 6/1/36 (i)	185	193
2.622% 12/1/33 (i)	6,960	7,312
2.622% 7/1/34 (i)	499	524
2.634% 7/1/35 (i)	756	794
2.682% 2/1/34 (i)	67	70
2.686% 11/1/36 (i)	1,334	1,401
2.733% 7/1/35 (i)	451	472
2.747% 5/1/35 (i)	506	535
2.917% 4/1/35 (i)	4,244	4,465
2.961% 9/1/36 (i)	2,041	2,161
3.193% 1/1/40 (i)	3,909	4,034
3.335% 1/1/40 (i)	5,824	6,043
3.5% 1/1/26	94,730	95,081
3.536% 7/1/37 (i)	391	410
3.547% 12/1/39 (i)	1,149	1,197
3.606% 3/1/40 (i)	4,442	4,634
3.768% 10/1/39 (i)	2,739	2,837
4% 7/1/18	3,532	3,702
4.5% 8/1/18 to 7/1/20	8,356	8,871
5.5% 7/1/16 to 6/1/36	24,487	26,531
6.5% 4/1/13 to 3/1/35	14,837	16,600
7% 7/1/25 to 2/1/32	33	37
7.5% 8/1/13 to 8/1/29	410	462
12.5% 4/1/15	4	4
TOTAL FANNIE MAE		190,411
Freddie Mac - 1.1%
2.245% 4/1/35 (i)	1,758	1,826
2.35% 3/1/36 (i)	335	347
2.585% 1/1/35 (i)	155	163
2.92% 11/1/35 (i)	795	842
3.147% 3/1/33 (i)	36	37
3.352% 10/1/35 (i)	257	272
3.524% 12/1/39 (i)	3,133	3,248
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.552% 4/1/40 (i)	$ 2,984	$ 3,095
3.588% 4/1/40 (i)	2,637	2,739
3.616% 2/1/40 (i)	6,594	6,862
4.5% 8/1/18	11,087	11,776
5% 3/1/19	13,336	14,343
7% 3/1/11 to 7/1/13	11	12
7.5% 5/1/11 to 1/1/33	180	199
TOTAL FREDDIE MAC		45,761
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	4,394	5,013
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	1,036	1,142
TOTAL GINNIE MAE		6,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $237,748)		242,332
Asset-Backed Securities - 7.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (i)	772	577
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (i)	32	32
Class M2, 1.9115% 3/25/34 (i)	356	290
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (i)	77	72
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (i)	77	1
Class M5, 0.6515% 4/25/36 (i)	5	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (i)	29	5
Series 2007-D1 Class D, 1.662% 1/22/13 (d)(i)	4,593	46
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	7,320	7,407
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	1,840	1,864
Class A4, 3% 10/15/15 (d)	1,820	1,880
Series 2010-1 Class A4, 2.3% 12/15/14	6,270	6,379
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,838
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2010-5 Class A4, 1.75% 3/15/16	$ 1,635	$ 1,613
Series 2011-1 Class A4, 2.14% 3/15/16	7,350	7,387
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,160	2,215
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,377
AmeriCredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	5,980	5,956
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	3,080	3,079
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	714	733
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (i)	43	37
Series 2004-R2 Class M3, 0.8115% 4/25/34 (i)	60	15
Series 2005-R2 Class M1, 0.7115% 4/25/35 (i)	930	799
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (i)	22	17
Series 2004-W11 Class M2, 0.9615% 11/25/34 (i)	253	188
Series 2004-W7 Class M1, 0.8115% 5/25/34 (i)	968	669
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (i)	628	225
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (i)	1,202	977
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (i)	193	5
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(i)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	4,692	4,739
Class A4, 3.52% 6/15/16 (d)	3,600	3,728
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	2,404	2,424
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	6,882	6,931
Series 2010-2 Class A3, 1.31% 7/15/14	7,730	7,789
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0115% 2/25/35 (i)	1,896	1,417
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	6,180	6,183
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (i)	499	498
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (i)	732	662
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (i)	53	52
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	$ 116	$ 117
Class C, 5.31% 6/15/12	1,205	1,221
Series 2007-1 Class C, 5.38% 11/15/12	429	445
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,420	1,443
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	8,706	8,968
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,806
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(i)	327	245
Class B, 1.012% 7/20/39 (d)(i)	189	87
Class C, 1.362% 7/20/39 (d)(i)	243	36
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	589	598
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (i)	514	33
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (i)	304	1
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (i)	165	12
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (i)	133	8
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (i)	812	305
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	5,492	5,875
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	4,830	4,832
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	1,081	1,081
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,907
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,792
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	6,500	6,600
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (i)	345	54
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (i)	51	50
Series 2007-4 Class A1A, 0.36% 9/25/37 (i)	366	350
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (i)	72	30
Series 2004-4 Class M2, 1.0565% 6/25/34 (i)	265	152
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6815% 8/25/35 (i)	$ 383	$ 366
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (i)	45	44
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	266	270
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (i)	18	13
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (i)	208	119
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (i)	3,188	1,180
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (d)	6,360	6,355
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	1,940	1,945
Class D, 7.26% 2/15/13 (d)	2,696	2,705
Series 2006-C:
Class B, 5.3% 6/15/12	450	457
Class D, 6.89% 5/15/13 (d)	1,855	1,891
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,014	1,063
Series 2009-B Class A3, 2.79% 8/15/13	4,075	4,128
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,703
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,117
Series 2009-E Class A3, 1.51% 1/15/14	4,800	4,839
Series 2010-B:
Class A3, 0.98% 10/15/14	4,170	4,181
Class A4, 1.58% 9/15/15	9,480	9,473
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5158% 6/15/13 (i)	4,500	4,491
Class B, 0.8158% 6/15/13 (i)	348	347
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(i)	3,810	3,885
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,353
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	45	45
Series 2007-1:
Class A4, 5.03% 2/16/15	189	189
Class C, 5.43% 2/16/15	453	451
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (i)	427	211
Class M4, 0.9415% 1/25/35 (i)	164	52
Series 2006-D Class M1, 0.4915% 11/25/36 (i)	219	7
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(i)	$ 1,457	$ 860
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,183	942
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (d)(i)	111	104
Series 2006-2A:
Class A, 0.4458% 11/15/34 (d)(i)	1,549	1,286
Class B, 0.5458% 11/15/34 (d)(i)	561	364
Class C, 0.6458% 11/15/34 (d)(i)	930	465
Class D, 1.0158% 11/15/34 (d)(i)	354	85
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,607
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (i)	545	454
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	29	29
Class C, 5.74% 12/15/14	25	26
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(i)	261	53
Class M1, 0.9115% 6/25/34 (i)	1,379	965
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (i)	547	31
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(i)	36	18
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(i)	468	234
Class C, 0.8115% 9/25/46 (d)(i)	688	165
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (i)	321	233
Series 2003-3 Class M1, 1.5515% 8/25/33 (i)	352	292
Series 2003-5 Class A2, 0.9615% 12/25/33 (i)	15	10
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (i)	41	41
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (i)	668	650
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (i)	4	4
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	2,449	2,474
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,799
Series 2010-2 Class A4, 1.92% 6/18/13	9,820	9,942
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,269
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (i)	330	275
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (i)	766	322
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	$ 2,320	$ 2,343
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	6,080	6,113
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (i)	151	6
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (i)	764	656
Class MV1, 0.4915% 11/25/36 (i)	621	411
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (i)	423	22
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (i)	338	290
Series 2006-A Class 2C, 1.4528% 3/27/42 (i)	2,280	420
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,200	1,214
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (i)	42	27
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	14	13
Class C, 5.691% 10/20/28 (d)	7	6
Class D, 6.01% 10/20/28 (d)	76	62
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (i)	272	15
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (i)	353	18
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (d)	8,530	8,528
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (i)	135	89
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	80	81
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (i)	432	338
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (i)	1,030	941
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (i)	10	10
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (i)	1,919	1,575
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (i)	26	21
Series 2004-HE7 Class B3, 3.7615% 8/25/34 (i)	208	40
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (i)	180	127
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (i)	188	28
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (i)	194	5
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	4,649	639
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	$ 5,694	$ 44
Series 2006-2 Class AIO, 6% 8/25/11 (k)	3,320	68
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	17,124	771
Series 2006-4:
Class A1, 0.2915% 3/25/25 (i)	57	57
Class AIO, 6.35% 2/27/12 (k)	13,011	692
Class D, 1.3615% 5/25/32 (i)	1,745	41
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	15,602	1,170
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	11,606	969
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (i)	642	425
Series 2005-D Class M2, 0.7315% 2/25/36 (i)	525	48
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	1,363	1,367
Series 2009-B Class A3, 2.07% 1/15/15	4,727	4,751
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)	0	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(i)	530	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (i)	12	12
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (i)	26	25
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (i)	240	153
Class M4, 1.7115% 9/25/34 (i)	308	143
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (i)	1,658	1,537
Class M3, 0.8215% 1/25/36 (i)	215	152
Class M4, 1.0915% 1/25/36 (i)	665	275
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (i)	788	20
Class M9, 2.1415% 5/25/35 (i)	11	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(i)	1,893	1,892
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (i)	358	11
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (i)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (i)	687	569
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (i)	54	2
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (i)	35	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (i)	$ 11	$ 11
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(i)	377	355
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (i)	572	51
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (i)	51	21
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	620	639
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (i)	168	131
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	2,740	2,752
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (d)(i)	1,770	53
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	274	277
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,241
Series 2009-2 Class A3, 1.54% 2/18/14	5,398	5,434
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	2,956	2,979
Series 2010-A Class A3, 0.85% 11/20/13	9,700	9,690
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	400	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(i)	4,281	4,267
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(i)	806	363
TOTAL ASSET-BACKED SECURITIES (Cost $312,595)		317,545
Collateralized Mortgage Obligations - 2.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.8%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4035% 2/17/52 (d)(i)	$ 5,550	$ 5,533
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(i)	643	638
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	2,867	2,921
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (i)	936	883
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (i)	675	613
Series 2004-A Class 2A2, 2.9991% 2/25/34 (i)	202	180
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (i)	88	80
Class 2A2, 3.0527% 3/25/34 (i)	605	583
Series 2004-D Class 2A2, 2.9567% 5/25/34 (i)	1,366	1,254
Series 2004-G Class 2A7, 3.0214% 8/25/34 (i)	1,260	1,136
Series 2004-H Class 2A1, 3.1667% 9/25/34 (i)	1,130	1,023
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (d)(i)(k)	2,721	31
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (i)	549	546
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (i)	1,207	1,276
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,348	607
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (d)(i)	900	899
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (i)	1,177	1,102
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	3,472	3,437
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(i)	1,754	1,744
Class C2, 0.7731% 10/18/54 (d)(i)	587	582
Class M2, 0.5531% 10/18/54 (d)(i)	1,007	988
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(i)	1,404	1,370
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (i)	151	98
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(i)	3,085	1,985
Series 2006-2 Class C1, 0.733% 12/20/54 (i)	2,445	1,573
Series 2006-3 Class C2, 0.763% 12/20/54 (i)	506	326
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.353% 12/20/54 (i)	$ 2,386	$ 1,968
Class C1, 0.643% 12/20/54 (i)	1,459	939
Class M1, 0.433% 12/20/54 (i)	629	475
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (i)	1,115	718
Class 1M1, 0.563% 12/20/54 (i)	754	569
Class 2C1, 1.223% 12/20/54 (i)	506	326
Class 2M1, 0.763% 12/20/54 (i)	969	732
Series 2007-2 Class 2C1, 0.694% 12/17/54 (i)	1,341	863
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (i)	194	145
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (i)	165	110
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3831% 7/15/40 (i)	11,194	11,178
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	42	43
Class A3, 5.447% 6/12/47 (i)	2,289	2,369
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (i)	883	823
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (i)	1,092	1,050
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (i)	456	314
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (i)	295	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (i)	914	657
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(i)	181	170
Class C, 0.456% 6/15/22 (d)(i)	785	696
Class D, 0.466% 6/15/22 (d)(i)	301	258
Class E, 0.476% 6/15/22 (d)(i)	483	407
Class F, 0.506% 6/15/22 (d)(i)	733	607
Class G, 0.576% 6/15/22 (d)(i)	259	210
Class H, 0.596% 6/15/22 (d)(i)	362	288
Class J, 0.636% 6/15/22 (d)(i)	422	317
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	5,168	5,450
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (i)	$ 1,507	$ 98
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (i)	3,080	3,050
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (i)	2,436	2,132
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (d)(i)	1,017	827
Class B6, 3.114% 7/10/35 (d)(i)	280	215
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	715	752
Series 2004-SL3 Class A1, 7% 8/25/16	43	42
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(i)	245	201
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	169
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (i)	18	13
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (i)	1,475	1,050
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5271% 6/25/34 (i)	820	806
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (i)	712	690
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (i)	370	351
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (i)	2,070	1,937
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (i)	995	909
TOTAL PRIVATE SPONSOR		76,333
U.S. Government Agency - 0.7%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	4,266	4,426
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	299	323
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	992	1,063
Series 2004-86 Class KC, 4.5% 5/25/19	747	780
Series 2010-143 Class B, 3.5% 12/25/25	6,608	6,849
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,946	2,133
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 1,039	$ 1,120
Series 2363 Class PF, 6% 9/15/16	1,324	1,424
Series 2425 Class JH, 6% 3/15/17	1,178	1,275
Series 3777 Class AC, 3.5% 12/15/25	9,373	9,535
TOTAL U.S. GOVERNMENT AGENCY		28,928
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,434)		105,261
Commercial Mortgage Securities - 4.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (i)	888	945
Class A3, 7.1185% 2/14/43 (i)	958	1,035
Class A6, 7.4385% 2/14/43 (i)	1,412	1,501
Class PS1, 1.4561% 2/14/43 (i)(k)	3,591	85
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (i)	1,409	1,516
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,739
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,504
Series 2007-2 Class A1, 5.421% 4/10/49	200	204
Series 2007-4 Class A3, 5.8093% 2/10/51 (i)	1,204	1,270
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	200
Series 2007-3 Class A3, 5.6579% 6/10/49 (i)	2,016	2,103
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	250	254
Class A4, 4.153% 11/10/38	1,531	1,579
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	288	288
Series 2001-3 Class H, 6.562% 4/11/37 (d)	675	683
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	302	298
Class K, 6.15% 5/11/35 (d)	561	534
Series 2007-1 Class B, 5.543% 1/15/49	727	584
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (d)(i)	$ 518	$ 508
Class D, 0.6258% 3/15/22 (d)(i)	525	488
Class E, 0.6658% 3/15/22 (d)(i)	434	395
Class F, 0.7358% 3/15/22 (d)(i)	277	247
Class G, 0.7958% 3/15/22 (d)(i)	179	156
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (d)(i)	775	748
Class D, 0.4758% 10/15/19 (d)(i)	947	885
Class E, 0.5058% 10/15/19 (d)(i)	878	799
Class F, 0.5758% 10/15/19 (d)(i)	1,724	1,517
Class G, 0.5958% 10/15/19 (d)(i)	609	512
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(i)	55	40
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(i)	686	607
Class B, 2.1615% 4/25/34 (d)(i)	77	43
Class M1, 0.8215% 4/25/34 (d)(i)	62	47
Class M2, 1.4615% 4/25/34 (d)(i)	58	40
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(i)	570	496
Class M1, 0.8415% 8/25/34 (d)(i)	131	97
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(i)	1,306	1,123
Class A2, 0.6815% 1/25/35 (d)(i)	187	140
Class M1, 0.7615% 1/25/35 (d)(i)	225	162
Class M2, 1.2615% 1/25/35 (d)(i)	88	60
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(i)	960	782
Class M1, 0.6915% 8/25/35 (d)(i)	41	28
Class M2, 0.7415% 8/25/35 (d)(i)	68	42
Class M3, 0.7615% 8/25/35 (d)(i)	37	23
Class M4, 0.8715% 8/25/35 (d)(i)	55	31
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(i)	310	253
Class A2, 0.6615% 11/25/35 (d)(i)	360	285
Class M1, 0.7015% 11/25/35 (d)(i)	58	38
Class M2, 0.7515% 11/25/35 (d)(i)	74	46
Class M3, 0.7715% 11/25/35 (d)(i)	66	38
Class M4, 0.8615% 11/25/35 (d)(i)	82	44
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(i)	$ 714	$ 557
Class B1, 1.6615% 1/25/36 (d)(i)	98	37
Class M1, 0.7115% 1/25/36 (d)(i)	230	153
Class M2, 0.7315% 1/25/36 (d)(i)	110	69
Class M3, 0.7615% 1/25/36 (d)(i)	101	58
Class M4, 0.8715% 1/25/36 (d)(i)	89	46
Class M5, 0.9115% 1/25/36 (d)(i)	89	42
Class M6, 0.9615% 1/25/36 (d)(i)	94	39
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(i)	110	88
Class M1, 0.6415% 4/25/36 (d)(i)	62	41
Class M2, 0.6615% 4/25/36 (d)(i)	66	40
Class M3, 0.6815% 4/25/36 (d)(i)	57	32
Class M4, 0.7815% 4/25/36 (d)(i)	32	17
Class M5, 0.8215% 4/25/36 (d)(i)	31	15
Class M6, 0.9015% 4/25/36 (d)(i)	62	28
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(i)	2,351	1,881
Class A2, 0.5415% 7/25/36 (d)(i)	98	75
Class B1, 1.1315% 7/25/36 (d)(i)	58	21
Class B3, 2.9615% 7/25/36 (d)(i)	88	23
Class M1, 0.5715% 7/25/36 (d)(i)	103	59
Class M2, 0.5915% 7/25/36 (d)(i)	115	61
Class M3, 0.6115% 7/25/36 (d)(i)	96	46
Class M4, 0.6815% 7/25/36 (d)(i)	65	28
Class M5, 0.7315% 7/25/36 (d)(i)	79	33
Class M6, 0.8015% 7/25/36 (d)(i)	118	43
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(i)	105	19
Class B2, 1.6115% 10/25/36 (d)(i)	76	11
Class B3, 2.8615% 10/25/36 (d)(i)	123	15
Class M4, 0.6915% 10/25/36 (d)(i)	116	43
Class M5, 0.7415% 10/25/36 (d)(i)	139	46
Class M6, 0.8215% 10/25/36 (d)(i)	172	43
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(i)	421	339
Class A2, 0.5315% 12/25/36 (d)(i)	2,232	1,674
Class B1, 0.9615% 12/25/36 (d)(i)	94	16
Class B2, 1.5115% 12/25/36 (d)(i)	96	15
Class B3, 2.7115% 12/25/36 (d)(i)	164	19
Class M1, 0.5515% 12/25/36 (d)(i)	198	115
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.5715% 12/25/36 (d)(i)	$ 131	$ 71
Class M3, 0.6015% 12/25/36 (d)(i)	133	66
Class M4, 0.6615% 12/25/36 (d)(i)	159	70
Class M5, 0.7015% 12/25/36 (d)(i)	146	61
Class M6, 0.7815% 12/25/36 (d)(i)	131	49
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(i)	497	353
Class B1, 0.9315% 3/25/37 (d)(i)	209	42
Class B2, 1.4115% 3/25/37 (d)(i)	151	24
Class B3, 3.6115% 3/25/37 (d)(i)	314	35
Class M1, 0.5315% 3/25/37 (d)(i)	183	88
Class M2, 0.5515% 3/25/37 (d)(i)	137	59
Class M3, 0.5815% 3/25/37 (d)(i)	123	47
Class M4, 0.6315% 3/25/37 (d)(i)	98	34
Class M5, 0.6815% 3/25/37 (d)(i)	153	47
Class M6, 0.7615% 3/25/37 (d)(i)	213	53
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(i)	445	330
Class A2, 0.5815% 7/25/37 (d)(i)	417	204
Class B1, 1.8615% 7/25/37 (d)(i)	171	22
Class B2, 2.5115% 7/25/37 (d)(i)	148	18
Class B3, 3.6115% 7/25/37 (d)(i)	166	15
Class M1, 0.6315% 7/25/37 (d)(i)	194	62
Class M2, 0.6715% 7/25/37 (d)(i)	105	31
Class M3, 0.7515% 7/25/37 (d)(i)	106	26
Class M4, 0.9115% 7/25/37 (d)(i)	213	38
Class M5, 1.0115% 7/25/37 (d)(i)	188	28
Class M6, 1.2615% 7/25/37 (d)(i)	238	33
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(i)	394	264
Class B1, 1.2115% 7/25/37 (d)(i)	149	19
Class B2, 1.8615% 7/25/37 (d)(i)	283	28
Class B3, 4.2615% 7/25/37 (d)(i)	199	16
Class M1, 0.5715% 7/25/37 (d)(i)	134	60
Class M2, 0.6015% 7/25/37 (d)(i)	143	50
Class M3, 0.6315% 7/25/37 (d)(i)	225	67
Class M4, 0.7615% 7/25/37 (d)(i)	267	75
Class M5, 0.8615% 7/25/37 (d)(i)	184	40
Class M6, 1.0615% 7/25/37 (d)(i)	139	28
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (d)(i)	227	7
Class B2, 3.7115% 9/25/37 (d)(i)	624	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.2115% 9/25/37 (d)(i)	$ 218	$ 33
Class M2, 1.3115% 9/25/37 (d)(i)	218	26
Class M4, 1.8615% 9/25/37 (d)(i)	423	38
Class M5, 2.0115% 9/25/37 (d)(i)	423	30
Class M6, 2.2115% 9/25/37 (d)(i)	424	25
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	2,685	94
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(i)(k)	6,428	763
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(i)	363	303
Class H, 0.9158% 3/15/19 (d)(i)	244	182
Class J, 1.1158% 3/15/19 (d)(i)	183	130
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(i)	349	287
Class E, 0.5658% 3/15/22 (d)(i)	1,818	1,400
Class F, 0.6158% 3/15/22 (d)(i)	1,115	803
Class G, 0.6658% 3/15/22 (d)(i)	376	260
Class H, 0.8158% 3/15/22 (d)(i)	349	220
Class J, 0.9658% 3/15/22 (d)(i)	349	175
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	324	329
Series 2004-PWR3 Class A3, 4.487% 2/11/41	697	708
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	555	559
Series 2007-PW17 Class A1, 5.282% 6/11/50	493	500
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	209	213
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(i)(k)	8,518	27
Series 2003-T12 Class X2, 0.4803% 8/13/39 (d)(i)(k)	33,151	116
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (d)(i)(k)	13,759	247
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (d)(i)	193	129
Class C, 5.7174% 6/11/40 (d)(i)	161	90
Class D, 5.7174% 6/11/40 (d)(i)	161	84
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (d)(i)(k)	105,250	1,268
Series 2007-T28:
Class A1, 5.422% 9/11/42	116	118
Class X2, 0.1785% 9/11/42 (d)(i)(k)	51,855	390
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(i)	$ 386	$ 288
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,506
Class XCL, 2.1173% 5/15/35 (d)(i)(k)	12,858	283
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (d)(i)	431	420
Class G, 0.594% 8/15/21 (d)(i)	273	255
Class H, 0.634% 8/15/21 (d)(i)	218	196
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	1,825	1,651
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	3,332	3,337
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	945	954
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,210
Class C, 5.476% 12/11/49	2,273	796
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (i)	1,207	1,293
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	1,992
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (d)(i)	2,704	2,515
Class C, 0.5358% 4/15/17 (d)(i)	971	893
Class D, 0.5758% 4/15/17 (d)(i)	428	390
Class E, 0.6358% 4/15/17 (d)(i)	136	121
Class F, 0.6758% 4/15/17 (d)(i)	78	67
Class G, 0.8158% 4/15/17 (d)(i)	78	64
Class H, 0.8858% 4/15/17 (d)(i)	78	60
Class J, 1.1158% 4/15/17 (d)(i)	59	41
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (d)(i)	921	875
Class D, 0.6058% 11/15/17 (d)(i)	48	45
Class E, 0.6558% 11/15/17 (d)(i)	170	156
Class F, 0.7158% 11/15/17 (d)(i)	84	76
Class G, 0.7658% 11/15/17 (d)(i)	58	52
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (d)(i)	1,720	1,591
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	12	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 3,439	$ 3,573
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,080	2,080
Class AJFX, 5.478% 2/5/19 (d)	2,590	2,586
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(i)(k)	2,388	0*
Series 2006-C8:
Class B, 5.44% 12/10/46	2,090	1,381
Class XP, 0.4911% 12/10/46 (i)(k)	14,706	179
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (i)	2,414	2,535
Series 2007-C3 Class A4, 5.7203% 6/15/39 (i)	726	773
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,435	3,596
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (i)(k)	8,953	162
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (d)(i)	4,306	3,359
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,236
Series 2002-CP5 Class A1, 4.106% 12/15/35	87	88
Series 2004-C1:
Class A3, 4.321% 1/15/37	203	206
Class A4, 4.75% 1/15/37	562	591
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (i)(k)	3,001	12
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (d)(i)(k)	8,488	33
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (d)(i)(k)	34,999	6
Series 2006-C1 Class A3, 5.5457% 2/15/39 (i)	3,187	3,371
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (d)(i)	457	411
Class C:
0.4358% 2/15/22 (d)(i)	840	740
0.5358% 2/15/22 (d)(i)	300	252
Class F, 0.5858% 2/15/22 (d)(i)	600	492
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (i)(k)	22,597	220
Class B, 5.487% 2/15/40 (d)(i)	1,845	277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 430	$ 430
Class G, 6.936% 3/15/33 (d)	794	796
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,710
Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(i)(k)	4,404	47
Series 2007-C1 Class XP, 0.2003% 12/10/49 (i)(k)	24,549	130
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (i)(k)	20,032	88
Series 2005-C1 Class X2, 0.5542% 5/10/43 (i)(k)	4,596	34
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (d)(i)	454	429
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	2,414	2,530
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(i)(k)	20,203	133
Series 2006-GG7 Class A3, 5.8829% 7/10/38 (i)	1,591	1,679
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(k)	27,796	247
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (d)(i)	61	58
Class D, 0.543% 6/6/20 (d)(i)	288	265
Class E, 0.633% 6/6/20 (d)(i)	334	301
Class F, 0.703% 6/6/20 (d)(i)	376	331
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(i)	1,355	1,322
Class D, 2.3636% 3/6/20 (d)(i)	2,650	2,579
Class F, 2.8433% 3/6/20 (d)(i)	112	108
Class G, 3.0177% 3/6/20 (d)(i)	56	54
Class H, 3.5846% 3/6/20 (d)(i)	44	42
Class J, 4.4568% 3/6/20 (d)(i)	63	59
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,840	2,904
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (d)(i)(k)	21,985	196
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,835
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 66	$ 67
Class A2, 5.778% 8/10/45	575	590
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(i)(k)	2,168	0*
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (d)(i)	785	738
Class C, 0.4758% 11/15/18 (d)(i)	558	524
Class D, 0.4958% 11/15/18 (d)(i)	188	177
Class E, 0.5458% 11/15/18 (d)(i)	204	179
Class F, 0.5958% 11/15/18 (d)(i)	306	263
Class G, 0.6258% 11/15/18 (d)(i)	265	223
Class H, 0.7658% 11/15/18 (d)(i)	204	165
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	573	593
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (i)	1,695	1,753
Series 2007-LDP10 Class A1, 5.122% 1/15/49	19	19
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	9,620	9,839
Class A3, 5.412% 1/15/49	3,322	3,531
Series 2005-CB13 Class E, 5.3502% 1/12/43 (d)(i)	611	63
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	356
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (i)	103	61
Class C, 5.7447% 2/12/49 (i)	270	138
Class D, 5.7447% 2/12/49 (i)	284	133
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (d)(i)	624	158
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	409	409
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	361	362
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	11	11
Series 2006-C1 Class A2, 5.084% 2/15/31	306	306
Series 2006-C6 Class A1, 5.23% 9/15/39	104	104
Series 2006-C7:
Class A1, 5.279% 11/15/38	299	301
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A2, 5.3% 11/15/38	$ 1,328	$ 1,350
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	107	109
Class A4, 5.424% 2/15/40	156	167
Series 2007-C2 Class A3, 5.43% 2/15/40	582	621
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,368
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,359
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(i)(k)	16,374	6
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (i)(k)	3,736	30
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (i)(k)	5,562	92
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (i)(k)	2,073	26
Series 2007-C7 Class XCP, 0.2848% 9/15/45 (i)(k)	92,624	912
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (d)(i)	387	348
Class E, 0.5558% 9/15/21 (d)(i)	1,395	1,228
Class F, 0.6058% 9/15/21 (d)(i)	515	438
Class G, 0.6258% 9/15/21 (d)(i)	1,017	824
Class H, 0.6658% 9/15/21 (d)(i)	263	205
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42	52	52
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (i)	1,982	2,020
Series 2005-LC1 Class F, 5.3853% 1/12/44 (d)(i)	1,050	536
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (i)	550	537
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (i)	1,284	1,335
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	1,037	1,102
Series 2007-5:
Class A3, 5.364% 8/12/48	471	485
Class A4, 5.378% 8/12/48	48	50
Class B, 5.479% 2/12/17	3,621	1,591
Series 2007-6 Class A1, 5.175% 3/12/51	41	41
Series 2007-8 Class A1, 4.622% 8/12/49	213	215
Series 2007-9 Class A4, 5.7% 9/12/49	315	335
Series 2006-4 Class XP, 0.6112% 12/12/49 (i)(k)	22,523	433
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,207	591
Series 2007-7 Class B, 5.75% 6/12/50	105	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(i)	$ 161	$ 84
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(i)	878	790
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (d)(i)	693	582
Class D, 0.456% 10/15/20 (d)(i)	300	225
Class E, 0.516% 10/15/20 (d)(i)	376	244
Class F, 0.566% 10/15/20 (d)(i)	225	113
Class G, 0.606% 10/15/20 (d)(i)	279	111
Class H, 0.696% 10/15/20 (d)(i)	176	18
Class J, 0.846% 10/15/20 (d)(i)	200	10
Class MHRO, 0.956% 10/15/20 (d)(i)	409	131
Class MJPM, 1.266% 10/15/20 (d)(i)	23	18
Class MSTR, 0.966% 10/15/20 (d)(i)	235	75
Class NHRO, 1.156% 10/15/20 (d)(i)	619	136
Class NSTR, 1.116% 10/15/20 (d)(i)	217	48
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(i)(k)	3,322	16
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,839
Series 2006-T23 Class A1, 5.682% 8/12/41	162	162
Series 2007-HQ11 Class A1, 5.246% 2/12/44	97	98
Series 2007-IQ13 Class A1, 5.05% 3/15/44	205	207
Series 2007-IQ14 Class A1, 5.38% 4/15/49	397	404
Series 2007-T25 Class A1, 5.391% 11/12/49	171	174
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(i)(k)	7,142	36
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(i)(k)	12,766	123
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (d)(i)(k)	7,033	65
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (i)	1,872	1,894
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	785
Series 2006-T23 Class A3, 5.803% 8/12/41 (i)	616	657
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	1,014	1,148
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	111	113
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	751	757
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(i)	$ 575	$ 552
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(i)	867	675
Class F, 0.604% 8/11/18 (d)(i)	846	567
Class G, 0.624% 8/11/18 (d)(i)	801	492
Class J, 0.864% 8/11/18 (d)(i)	178	83
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(i)	99	69
Class AP2, 1.0658% 6/15/20 (d)(i)	165	107
Class F, 0.7458% 6/15/20 (d)(i)	2,422	1,574
Class LXR1, 0.9658% 6/15/20 (d)(i)	148	124
Class LXR2, 1.0658% 6/15/20 (d)(i)	1,651	1,304
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	982	990
Series 2006-C29:
Class A1, 5.11% 11/15/48	302	305
Class A3, 5.313% 11/15/48	3,206	3,352
Series 2007-C30:
Class A1, 5.031% 12/15/43	6	6
Class A3, 5.246% 12/15/43	1,036	1,065
Class A4, 5.305% 12/15/43	355	362
Class A5, 5.342% 12/15/43	1,291	1,347
Series 2007-C31 Class A1, 5.14% 4/15/47	8	8
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (i)	1,448	1,509
Class A3, 5.7456% 6/15/49 (i)	2,049	2,184
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(i)	928	891
Class 180B, 5.5782% 10/15/41 (d)(i)	422	397
Series 2005-C22 Class F, 5.3619% 12/15/44 (d)(i)	2,013	1,139
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	1,207	651
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,621	1,874
Class XP, 0.4403% 12/15/43 (d)(i)(k)	13,405	163
Series 2007-C31 Class C, 5.6933% 4/15/47 (i)	332	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 5,557	$ 5,748
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (i)	799	862
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $154,085)		198,784
Municipal Securities - 0.4%

California Gen. Oblig.:
5.25% 4/1/14	9,000	9,394
6.2% 3/1/19	803	849
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	6,094	6,090
TOTAL MUNICIPAL SECURITIES (Cost $15,962)		16,333
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic 7.125% 1/11/12	3,362	3,537
Ontario Province 2.7% 6/16/15	36,000	36,785
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,450)		40,322
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $250)	267	284
Bank Notes - 0.3%

National City Bank, Cleveland 0.3959% 3/1/13 (i)	12,421	12,347
Wachovia Bank NA 6% 11/15/17	1,725	1,933
TOTAL BANK NOTES (Cost $13,410)		14,280
Fixed-Income Funds - 1.1%
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (j) (Cost $47,390)	476,710	$ 48,729
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (i)	$ 1,362	1,230
MUFG Capital Finance 1 Ltd. 6.346% (i)	4,647	4,786
		6,016
TOTAL PREFERRED SECURITIES (Cost $3,866)		6,016
Cash Equivalents - 0.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $39,046)	$ 39,046	39,046
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $4,043,961)		4,237,149
NET OTHER ASSETS (LIABILITIES) - 0.9%		39,056
NET ASSETS - 100%		$ 4,276,205
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $176,000) (h)

	Sept. 2037	$ 538	$ (503)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	403	(222)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	484	(202)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	1,282	(1,250)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	184	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)

	Oct. 2034	$ 534	$ (202)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	186	(141)
		$ 3,615	$ (2,632)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $439,311,000 or 10.3% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $47,926,000 or 1% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,281,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$39,046,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 3,263
Bank of America NA	2,901
Barclays Capital, Inc.	1,615
Credit Agricole Securities (USA), Inc.	1,450
Deutsche Bank Securities, Inc.	1,664
Goldman, Sachs & Co.	363
HSBC Securities (USA), Inc.	4,351
ING Financial Markets LLC	2,683
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
J.P. Morgan Securities, Inc.	$ 4,351
Merrill Lynch Government Securities, Inc.	1,305
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,002
Mizuho Securities USA, Inc.	7,978
RBC Capital Markets Corp.	363
Societe Generale, New York Branch	2,901
Wells Fargo Securities LLC	1,856
$ 39,046
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 1,680
Fidelity Specialized High Income Central Fund	1,611
Total	$ 3,291
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 135,609	$ -	$ 134,687*	$ -	0.0%
Fidelity Specialized High Income Central Fund	45,200	1,611	-	48,729	11.1%
Total	$ 180,809	$ 1,611	$ 134,687	$ 48,729
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,457,564	$ -	$ 1,457,564	$ -
U.S. Government and Government Agency Obligations	1,750,653	-	1,750,653	-
U.S. Government Agency - Mortgage Securities	242,332	-	242,332	-
Asset-Backed Securities	317,545	-	309,386	8,159
Collateralized Mortgage Obligations	105,261	-	105,162	99
Commercial Mortgage Securities	198,784	-	173,512	25,272
Municipal Securities	16,333	-	16,333	-
Foreign Government and Government Agency Obligations	40,322	-	40,322	-
Supranational Obligations	284	-	284	-
Bank Notes	14,280	-	14,280	-
Fixed-Income Funds	48,729	48,729	-	-
Preferred Securities	6,016	-	6,016	-
Cash Equivalents	39,046	-	39,046	-
Total Investments in Securities:	$ 4,237,149	$ 48,729	$ 4,154,890	$ 33,530
Derivative Instruments:
Liabilities
Swap Agreements	$ (2,632)	$ -	$ (1,036)	$ (1,596)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 43,868
Total Realized Gain (Loss)	251
Total Unrealized Gain (Loss)	6,034
Cost of Purchases	3,554
Proceeds of Sales	(2,585)
Amortization/Accretion	605
Transfers in to Level 3	2,735
Transfers out of Level 3	(20,932)
Ending Balance	$ 33,530
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 5,381
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,523)
Total Unrealized Gain (Loss)	259
Transfers in to Level 3	-
Transfers out of Level 3	668
Ending Balance	$ (1,596)
Realized gain (loss) on Swap Agreements for the period	$ (133)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 259

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (2,632)
Total Value of Derivatives	$ -	$ (2,632)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.9%
United Kingdom	2.6%
Canada	2.1%
Australia	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $229,796,000 of which $54,135,000, $12,930,000, $131,741,000 and $30,990,000 will expire in fiscal 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $39,046) - See accompanying schedule: Unaffiliated issuers (cost $3,996,571)	$ 4,188,420
Fidelity Central Funds (cost $47,390)	48,729
Total Investments (cost $4,043,961)		$ 4,237,149
Cash		434
Receivable for investments sold		12,540
Receivable for swap agreements		7
Receivable for fund shares sold		8,057
Interest receivable		30,592
Other receivables		124
Total assets		4,288,903

Liabilities
Payable for investments purchased	$ 1,338
Payable for swap agreements	9
Payable for fund shares redeemed	6,609
Distributions payable	379
Unrealized depreciation on swap agreements	2,632
Accrued management fee	1,123
Other affiliated payables	484
Other payables and accrued expenses	124
Total liabilities		12,698

Net Assets		$ 4,276,205
Net Assets consist of:
Paid in capital		$ 4,380,301
Undistributed net investment income		27,320
Accumulated undistributed net realized gain (loss) on investments		(322,024)
Net unrealized appreciation (depreciation) on investments		190,608
Net Assets, for 404,289 shares outstanding		$ 4,276,205
Net Asset Value, offering price and redemption price per share ($4,276,205 ÷ 404,289 shares)		$ 10.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011

Investment Income
Dividends		$ 187
Interest		83,217
Income from Fidelity Central Funds		3,291
Total income		86,695

Expenses
Management fee	$ 7,304
Transfer agent fees	2,314
Fund wide operations fee	784
Independent trustees' compensation	10
Miscellaneous	8
Total expenses before reductions	10,420
Net investment income (loss)		76,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,539
Fidelity Central Funds	10,343
Swap agreements	(187)
Total net realized gain (loss)		60,695
Change in net unrealized appreciation (depreciation) on: Investment securities	(134,949)
Swap agreements	444
Total change in net unrealized appreciation (depreciation)		(134,505)
Net gain (loss)		(73,810)
Net increase (decrease) in net assets resulting from operations		$ 2,465

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,275	$ 183,308
Net realized gain (loss)	60,695	184,456
Change in net unrealized appreciation (depreciation)	(134,505)	125,838
Net increase (decrease) in net assets resulting from operations	2,465	493,602
Distributions to shareholders from net investment income	(71,990)	(172,198)
Distributions to shareholders from net realized gain	(5,394)	(8,621)
Total distributions	(77,384)	(180,819)
Share transactions Proceeds from sales of shares	528,507	1,604,830
Reinvestment of distributions	74,649	174,832
Cost of shares redeemed	(1,083,121)	(1,441,585)
Net increase (decrease) in net assets resulting from share transactions	(479,965)	338,077
Total increase (decrease) in net assets	(554,884)	650,860

Net Assets
Beginning of period	4,831,089	4,180,229
End of period (including undistributed net investment income of $27,320 and undistributed net investment income of $23,035, respectively)	$ 4,276,205	$ 4,831,089
Other Information Shares
Sold	49,618	155,324
Issued in reinvestment of distributions	6,993	16,891
Redeemed	(102,091)	(139,684)
Net increase (decrease)	(45,480)	32,531

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 I	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.02	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.176	.422	.449	.483	.501	.169	.436
Net realized and unrealized gain (loss)	(.159)	.715	.205 G	(.278)	(.134)	.081	(.295)
Total from investment operations	.017	1.137	.654	.205	.367	.250	.141
Distributions from net investment income	(.165)	(.397)	(.454)	(.475)	(.475)	(.150)	(.421)
Distributions from net realized gain	(.012)	(.020)	(.030)	-	(.012)	-	(.010)
Total distributions	(.177)	(.417)	(.484)	(.475)	(.487)	(.150)	(.431)
Net asset value, end of period	$ 10.58	$ 10.74	$ 10.02	$ 9.85	$ 10.12	$ 10.24	$ 10.14
Total Return B, C	.16%	11.59%	7.13%	2.03%	3.63%	2.48%	1.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.44%	.44% A	.46%
Net investment income (loss)	3.32% A	4.08%	4.80%	4.79%	4.89%	4.96% A	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 4,276	$ 4,831	$ 4,180	$ 6,886	$ 8,300	$ 7,567	$ 7,658
Portfolio turnover rate F	79% A, K	115% K	66% K	80%	94% K	71% A	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,301
Gross unrealized depreciation	(46,013)
Net unrealized appreciation (depreciation) on securities and other investments	$ 84,288

Tax cost	$ 4,152,861

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (187)	$ 444
Totals (a)	$ (187)	$ 444

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Swap Agreements - continued

swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,615 representing .08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions aggregated $396,024 and $515,207, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange In-Kind. During the period, the Fund redeemed in-kind 1,242 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $134,687 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $10,343 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of February 28, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended August 31, 2010, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 28, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended August 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided

Semiannual Report

to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBF-USAN-0411
1.784857.107

Fidelity®
Investment Grade Bond
Fund

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,006.60	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.81%
Actual		$ 1,000.00	$ 1,006.50	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class B	1.52%
Actual		$ 1,000.00	$ 1,001.60	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,002.80	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,008.20	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,008.00	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 78.3%	U.S. Government and U.S. Government Agency Obligations 71.2%
AAA 6.0%	AAA 6.8%
AA 2.5%	AA 2.8%
A 7.2%	A 7.8%
BBB 12.5%	BBB 11.8%
BB and Below 5.0%	BB and Below 4.0%
Not Rated 0.1%	Not Rated 0.1%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets† (11.6)%	Short-Term Investments and Net Other Assets† (4.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.8	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	5.0	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 22.5%		Corporate Bonds 22.8%
	U.S. Government and U.S. Government Agency Obligations 78.3%		U.S. Government and U.S. Government Agency Obligations 71.2%
	Asset-Backed Securities 1.6%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 8.7%		CMOs and Other Mortgage Related Securities 8.1%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (11.6)%		Short-Term Investments and Net Other Assets† (4.6)%
* Foreign investments	3.7%	** Foreign investments	3.8%
* Futures and Swaps	(0.6)%	** Futures and Swaps	2.9%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,596	$ 1,679
5.875% 1/15/36	1,818	1,608
6.375% 6/15/14	7,614	8,358
		11,645
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	7,475	7,985
5.7% 5/15/18	6,385	6,979
6.55% 7/1/39	4,789	5,077
Discovery Communications LLC:
3.7% 6/1/15	3,783	3,921
6.35% 6/1/40	3,458	3,638
Liberty Media Corp. 8.25% 2/1/30	4,856	4,710
NBC Universal, Inc.:
3.65% 4/30/15 (d)	4,134	4,225
5.15% 4/30/20 (d)	5,465	5,630
6.4% 4/30/40 (d)	9,638	10,069
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,412
News America, Inc. 6.15% 3/1/37	2,997	3,036
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	13,973
6.75% 7/1/18	5,587	6,413
Time Warner, Inc. 6.2% 3/15/40	9,617	9,798
Viacom, Inc.:
6.125% 10/5/17	2,096	2,371
6.75% 10/5/37	3,990	4,418
		95,655
TOTAL CONSUMER DISCRETIONARY		107,300
CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (d)	4,529	5,004
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,514
		10,518
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (j)	1,442	1,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 5,087	$ 5,408
6.5% 8/11/17	4,718	5,420
6.875% 2/1/38	5,289	5,933
		16,761
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	5,257	6,824
9.7% 11/10/18	5,570	7,333
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,056
7.25% 6/15/37	10,968	11,637
		33,850
TOTAL CONSUMER STAPLES		62,549
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (d)	4,973	5,154
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,231
Weatherford International Ltd. 5.15% 3/15/13	976	1,031
		12,416
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	5,436	6,059
Apache Corp. 5.1% 9/1/40	4,838	4,491
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,333	1,509
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	140	140
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,831
Marathon Petroleum Corp. 5.125% 3/1/21 (d)	3,437	3,484
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	1,965	2,161
6.85% 1/15/40 (d)	7,374	8,544
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	2,647
Nexen, Inc.:
5.05% 11/20/13	4,658	4,968
6.4% 5/15/37	8,585	8,216
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 0.9034% 12/3/12 (d)(j)	$ 5,589	$ 5,561
Petro-Canada 6.05% 5/15/18	1,963	2,227
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,751
5.75% 1/20/20	16,071	16,676
6.875% 1/20/40	3,862	3,939
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,885	1,889
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,794	2,888
5.5% 9/30/14 (d)	3,906	4,154
6.75% 9/30/19 (d)	2,556	2,863
Suncor Energy, Inc. 6.1% 6/1/18	6,037	6,869
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,907	2,190
		104,057
TOTAL ENERGY		116,473
FINANCIALS - 11.2%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,483	3,533
5.95% 1/18/18	4,817	5,229
6% 6/15/20	2,500	2,679
6.15% 4/1/18	4,469	4,896
6.25% 2/1/41	4,212	4,286
6.75% 10/1/37	4,560	4,674
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	2,730	2,776
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,785
JPMorgan Chase Capital XX 6.55% 9/29/36	17,448	17,929
Lazard Group LLC:
6.85% 6/15/17	2,464	2,625
7.125% 5/15/15	7,737	8,514
Merrill Lynch & Co., Inc. 6.875% 4/25/18	6,385	7,183
Morgan Stanley:
0.6031% 1/9/14 (j)	8,284	8,101
4.1% 1/26/15	5,004	5,153
5.45% 1/9/17	5,100	5,378
5.75% 1/25/21	6,385	6,558
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 6,764	$ 7,401
6.625% 4/1/18	7,981	8,822
7.3% 5/13/19	4,777	5,440
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,524
		121,486
Commercial Banks - 2.0%
Bank of America NA 5.3% 3/15/17	6,133	6,391
BB&T Capital Trust IV 6.82% 6/12/77 (j)	583	593
Credit Suisse (Guernsey) Ltd. 5.86% (j)	6,365	6,150
Credit Suisse New York Branch 6% 2/15/18	8,405	8,975
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(j)	1,517	1,489
Discover Bank:
7% 4/15/20	2,536	2,797
8.7% 11/18/19	5,944	7,147
Export-Import Bank of Korea 5.25% 2/10/14 (d)	3,402	3,623
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,340
4.5% 6/1/18	2,054	2,003
8.25% 3/1/38	2,385	2,874
Fifth Third Bank 4.75% 2/1/15	949	994
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,462	2,400
HBOS PLC 6.75% 5/21/18 (d)	3,056	2,904
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,748
JPMorgan Chase Bank 6% 10/1/17	5,986	6,597
KeyBank NA:
5.8% 7/1/14	4,173	4,564
6.95% 2/1/28	1,344	1,437
KeyBank NA, Cleveland 5.45% 3/3/16	2,190	2,355
Korea Development Bank 5.75% 9/10/13	3,220	3,477
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (j)	572	571
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,397
5% 1/17/17	3,713	3,870
5.25% 9/4/12	1,692	1,773
6.375% 9/1/11	6,820	6,959
Regions Bank:
6.45% 6/26/37	8,147	7,465
7.5% 5/15/18	3,713	3,936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
5.75% 6/15/15	$ 1,094	$ 1,094
7.75% 11/10/14	4,705	5,023
Wachovia Corp. 4.875% 2/15/14	4,283	4,541
Wells Fargo & Co. 3.75% 10/1/14	6,217	6,547
		116,034
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,895
SLM Corp.:
0.5016% 3/15/11 (j)	532	531
0.5331% 10/25/11 (j)	1,848	1,833
0.6031% 1/27/14 (j)	1,055	996
5% 10/1/13	391	404
		8,659
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	12,613	13,485
BP Capital Markets PLC:
3.125% 10/1/15	5,742	5,826
3.625% 5/8/14	5,058	5,285
Capital One Capital V 10.25% 8/15/39	2,114	2,296
Citigroup, Inc.:
5.5% 4/11/13	20,020	21,461
6.125% 5/15/18	17,793	19,509
6.5% 8/19/13	1,317	1,452
JPMorgan Chase & Co. 4.95% 3/25/20	8,888	9,142
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,138	6,026
5.35% 4/15/12 (d)	1,530	1,554
5.5% 1/15/14 (d)	4,505	4,725
TECO Finance, Inc.:
4% 3/15/16	1,439	1,463
5.15% 3/15/20	2,067	2,140
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	3,532	3,603
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,156
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	2,028
		101,151
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	6,014	6,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.:
3.5% 9/30/15	$ 2,336	$ 2,345
5% 9/30/20	2,730	2,785
6.25% 9/30/40	1,748	1,810
Assurant, Inc. 5.625% 2/15/14	4,022	4,264
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,774
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	10,398	10,658
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	7,459	8,063
10.75% 6/15/88 (d)(j)	4,022	5,239
Lincoln National Corp. 7% 5/17/66 (j)	1,136	1,130
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	2,269	3,054
MetLife, Inc.:
5.875% 2/6/41	1,692	1,745
6.75% 6/1/16	4,485	5,176
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	5,619	6,017
5.125% 6/10/14 (d)	3,959	4,299
Monumental Global Funding II 5.65% 7/14/11 (d)	3,801	3,850
New York Life Insurance Co. 6.75% 11/15/39 (d)	2,108	2,453
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,777	3,002
Pacific Life Global Funding 5.15% 4/15/13 (d)	4,733	5,035
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,357	5,742
Prudential Financial, Inc.:
4.75% 9/17/15	7,348	7,869
7.375% 6/15/19	1,732	2,058
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,122
Unum Group 5.625% 9/15/20	3,183	3,234
		108,498
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	770	799
6.125% 11/1/12	1,160	1,245
Camden Property Trust:
5.375% 12/15/13	1,818	1,948
5.875% 11/30/12	687	731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 4,366	$ 4,383
5.375% 10/15/12	3,614	3,743
7.5% 4/1/17	2,623	3,000
9.625% 3/15/16	3,987	4,846
Duke Realty LP:
4.625% 5/15/13	317	329
5.875% 8/15/12	571	600
Equity One, Inc.:
6% 9/15/17	3,250	3,338
6.25% 12/15/14	2,985	3,202
6.25% 1/15/17	2,136	2,233
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,833
5.9% 4/1/20	1,389	1,526
6% 7/15/12	1,579	1,672
6.2% 1/15/17	1,215	1,354
HRPT Properties Trust:
5.75% 11/1/15	1,378	1,463
6.65% 1/15/18	3,200	3,412
UDR, Inc. 5.5% 4/1/14	6,383	6,759
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,820
Washington (REIT) 5.95% 6/15/11	5,055	5,114
		56,350
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	4,537	4,818
6.3% 6/1/13	4,607	4,953
BioMed Realty LP 6.125% 4/15/20	1,872	1,957
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,338
5.75% 4/1/12	3,189	3,285
Colonial Properties Trust:
4.8% 4/1/11	384	385
5.5% 10/1/15	5,995	6,072
6.875% 8/15/12	3,309	3,466
Colonial Realty LP 6.05% 9/1/16	4,436	4,501
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,749
Duke Realty LP:
5.4% 8/15/14	5,135	5,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 5,038	$ 5,254
5.625% 8/15/11	3,493	3,549
5.95% 2/15/17	1,536	1,646
6.25% 5/15/13	3,807	4,124
6.5% 1/15/18	5,065	5,588
ERP Operating LP:
4.75% 7/15/20	4,173	4,243
5.2% 4/1/13	6,349	6,802
5.5% 10/1/12	6,078	6,476
6.625% 3/15/12	1,111	1,173
Liberty Property LP:
4.75% 10/1/20	6,505	6,433
5.5% 12/15/16	3,158	3,421
6.375% 8/15/12	2,174	2,315
6.625% 10/1/17	3,709	4,257
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,857
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,287
Regency Centers LP 6.75% 1/15/12	5,856	6,047
Simon Property Group LP:
4.2% 2/1/15	2,019	2,127
5.1% 6/15/15	3,142	3,408
Tanger Properties LP:
6.125% 6/1/20	3,058	3,308
6.15% 11/15/15	9,117	9,836
		127,156
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	14,862	15,705
6.5% 8/1/16	5,430	6,094
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,615
		26,414
TOTAL FINANCIALS		665,748
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	4,236	4,442
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14	$ 1,557	$ 1,738
Medco Health Solutions, Inc. 4.125% 9/15/20	4,148	4,035
		10,215
INDUSTRIALS - 0.4%
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	72	72
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,242
6.795% 2/2/20	408	411
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	5,546	5,865
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,365	2,316
8.36% 7/20/20	8,048	8,181
		18,087
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,103
TOTAL INDUSTRIALS		21,190
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,159
6.55% 10/1/17	2,421	2,790
		7,949
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,127
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,573
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	4,183	4,501
		6,074
TOTAL MATERIALS		21,201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	$ 9,973	$ 10,354
6.8% 5/15/36	8,295	9,115
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,114
CenturyLink, Inc. 7.6% 9/15/39	3,890	4,106
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,434
Telecom Italia Capital SA:
4.95% 9/30/14	5,297	5,443
5.25% 10/1/15	2,409	2,450
Telefonica Emisiones SAU:
5.462% 2/16/21	3,870	3,927
5.855% 2/4/13	1,287	1,374
Verizon Communications, Inc. 6.1% 4/15/18	6,019	6,776
		54,093
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,679
5.875% 10/1/19	6,291	6,818
6.35% 3/15/40	1,971	2,010
Sprint Nextel Corp. 6% 12/1/16	10,058	10,033
		28,540
TOTAL TELECOMMUNICATION SERVICES		82,633
UTILITIES - 2.1%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20	3,371	3,179
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,936
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	8,975	9,287
Edison International 3.75% 9/15/17	3,716	3,688
EDP Finance BV 6% 2/2/18 (d)	7,773	7,636
FirstEnergy Corp. 7.375% 11/15/31	5,741	6,258
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,439	2,551
Kentucky Utilities Co.:
3.25% 11/1/20 (d)	451	422
5.125% 11/1/40 (d)	3,219	3,120
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	4,231	4,055
3.75% 11/15/20 (d)	832	786
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Louisville Gas & Electric Co. 5.125% 11/15/40 (d)	$ 966	$ 941
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,368
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,878
Progress Energy, Inc.:
4.4% 1/15/21	6,760	6,723
6% 12/1/39	3,028	3,177
Tampa Electric Co. 5.4% 5/15/21 (d)	2,109	2,274
		69,279
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,128
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	6,310	6,934
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,456
5.35% 1/15/14	5,292	5,720
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,795
6.5% 5/1/18	5,351	5,924
		25,829
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,011	2,114
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	1,637	1,600
7.5% 6/30/66 (j)	3,654	3,800
National Grid PLC 6.3% 8/1/16	6,667	7,603
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,514
5.45% 9/15/20	1,461	1,522
6.25% 12/15/40	1,327	1,369
6.4% 3/15/18	4,529	5,085
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	3,996
		28,603
TOTAL UTILITIES		126,839
TOTAL NONCONVERTIBLE BONDS (Cost $1,154,068)		1,222,097
U.S. Government and Government Agency Obligations - 40.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	$ 15,563	$ 16,297
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	36,279	37,863
2.125% 2/15/41	3,573	3,718
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	129,274	130,656
1.375% 1/15/20	179,643	188,412
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		360,649
U.S. Treasury Obligations - 33.7%
U.S. Treasury Bonds:
3.875% 8/15/40	124,440	111,724
4.25% 11/15/40	118,939	114,070
4.375% 11/15/39	80,536	79,026
4.75% 2/15/41	8,950	9,332
U.S. Treasury Notes:
0.625% 1/31/13	270,324	270,187
1% 3/31/12	366,273	368,947
1.375% 11/30/15	238,143	231,092
2.125% 2/29/16	66,155	66,124
2.375% 9/30/14 (g)	83,800	86,471
2.625% 7/31/14	428,847	446,835
2.625% 11/15/20 (g)	45,720	42,766
3.625% 2/15/20	122,561	126,180
3.625% 2/15/21	45,640	46,432
TOTAL U.S. TREASURY OBLIGATIONS		1,999,186
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,367,811)		2,376,132
U.S. Government Agency - Mortgage Securities - 24.3%

Fannie Mae - 18.9%
2.59% 6/1/36 (j)	161	168
2.814% 2/1/35 (j)	3,004	3,157
2.999% 10/1/34 (j)	5,160	5,435
3% 1/1/26	30,997	30,214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 to 10/1/40	$ 22,171	$ 21,845
3.5% 3/1/26 (e)(f)	18,000	18,038
3.536% 7/1/37 (j)	445	467
4% 5/1/24 to 2/1/41	36,124	35,724
4% 3/1/26 (e)(f)	6,000	6,166
4% 3/1/41 (e)(f)	7,500	7,396
4% 3/1/41 (e)(f)	31,500	31,061
4.5% 6/1/24 to 11/1/40 (e)	53,406	54,594
4.5% 3/1/26 (e)	5,000	5,239
4.5% 3/1/41 (e)(f)	80,500	82,041
4.5% 3/1/41 (e)	17,000	17,325
4.5% 3/1/41 (e)	23,500	23,950
4.5% 3/1/41 (e)	3,500	3,567
4.5% 3/1/41 (e)	23,500	23,950
4.5% 3/1/41 (e)	24,000	24,459
4.5% 3/1/41 (e)	13,300	13,555
5% 4/1/18 to 9/1/40	117,063	123,496
5% 3/1/41 (e)(f)	70,000	73,314
5% 3/1/41 (e)(f)	52,000	54,462
5% 3/1/41 (e)(f)	29,000	30,373
5% 3/1/41 (e)(f)	29,000	30,373
5.5% 12/1/30 to 12/1/39	87,608	93,777
5.5% 3/1/41 (e)(f)	70,600	75,465
6% 7/1/21 to 9/1/39	93,515	101,926
6% 3/1/41 (e)(f)	88,500	96,191
6% 3/1/41 (e)	16,000	17,390
6.5% 5/1/31 to 9/1/38	11,527	12,954
TOTAL FANNIE MAE		1,118,072
Freddie Mac - 2.1%
2.546% 7/1/35 (j)	1,914	2,002
2.665% 8/1/35 (j)	5,708	5,989
3.352% 10/1/35 (j)	223	236
4.5% 7/1/25 to 10/1/40	4,006	4,122
4.5% 3/1/41 (e)	24,000	24,435
4.5% 3/1/41 (e)	18,000	18,326
5% 9/1/39 to 9/1/40	24,482	25,683
5.5% 10/1/38	22,260	23,760
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 4,840	$ 5,269
6% 3/1/41 (e)	14,000	15,209
TOTAL FREDDIE MAC		125,031
Ginnie Mae - 3.3%
4% 1/15/25 to 10/20/25	30,661	32,046
4.5% 12/15/33 to 2/15/41 (f)	86,063	89,065
5% 3/1/41 (e)(f)	26,000	27,605
5% 3/1/41 (e)	17,000	18,049
5% 3/1/41 (e)	15,000	15,926
5.5% 12/20/28 to 12/15/38	11,099	12,080
TOTAL GINNIE MAE		194,771
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,430,783)		1,437,874
Asset-Backed Securities - 1.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (j)	1,084	811
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (j)	35	34
Class M2, 1.9115% 3/25/34 (j)	219	178
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (j)	108	101
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (j)	108	1
Class M5, 0.6515% 4/25/36 (j)	6	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (j)	32	6
Series 2007-D1 Class D, 1.662% 1/22/13 (d)(j)	6,136	61
Airspeed Ltd. Series 2007-1A Class C1, 2.7658% 6/15/32 (d)(j)	6,122	2,816
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	4,884	5,008
Series 2011-1 Class A2, 2.15% 1/15/16	16,042	16,018
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	665
Class E, 6.96% 3/8/16 (d)	2,566	2,626
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (j)	$ 61	$ 52
Series 2004-R2 Class M3, 0.8115% 4/25/34 (j)	85	22
Series 2005-R2 Class M1, 0.7115% 4/25/35 (j)	1,307	1,122
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (j)	30	24
Series 2004-W7 Class M1, 0.8115% 5/25/34 (j)	808	559
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (j)	883	316
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (j)	1,690	1,373
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (j)	149	4
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(j)	5,160	0*
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	4,230	4,381
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (j)	385	385
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (j)	1,028	931
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (j)	75	75
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	62	62
Class C, 5.31% 6/15/12	742	752
Series 2007-1 Class C, 5.38% 11/15/12	264	274
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(j)	363	272
Class B, 1.012% 7/20/39 (d)(j)	355	163
Class C, 1.362% 7/20/39 (d)(j)	456	68
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	535	544
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (j)	722	46
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (j)	572	2
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (j)	127	10
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (j)	251	15
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (j)	1,140	429
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (j)	484	75
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (j)	31	31
Series 2007-4 Class A1A, 0.36% 9/25/37 (j)	226	216
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	$ 1,666	$ 0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (j)	61	23
Series 2004-3 Class M4, 1.2315% 4/25/34 (j)	101	42
Series 2004-4 Class M2, 1.0565% 6/25/34 (j)	372	213
Series 2005-3 Class MV1, 0.6815% 8/25/35 (j)	538	515
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (j)	63	62
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	241	245
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (j)	25	18
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (j)	231	133
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (j)	3,565	1,319
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (j)	14	4
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	2,736	2,745
Series 2006-C:
Class B, 5.3% 6/15/12	409	415
Class D, 6.89% 5/15/13 (d)	1,938	1,976
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,100	1,154
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (j)	488	487
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(j)	4,254	4,338
Series 2010-5 Class A1, 1.5% 9/15/15	5,563	5,516
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	28	28
Series 2007-1:
Class A4, 5.03% 2/16/15	116	116
Class C, 5.43% 2/16/15	279	278
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (j)	600	297
Class M4, 0.9415% 1/25/35 (j)	231	73
Series 2006-D Class M1, 0.4915% 11/25/36 (j)	169	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(j)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,344	1,070
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (d)(j)	156	146
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.4458% 11/15/34 (d)(j)	$ 1,183	$ 982
Class B, 0.5458% 11/15/34 (d)(j)	429	279
Class C, 0.6458% 11/15/34 (d)(j)	709	355
Class D, 1.0158% 11/15/34 (d)(j)	339	81
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (j)	421	351
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	22	23
Class C, 5.74% 12/15/14	20	20
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	279	56
Class M1, 0.9115% 6/25/34 (j)	1,630	1,140
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (j)	660	38
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(j)	63	32
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(j)	519	260
Class C, 0.8115% 9/25/46 (d)(j)	1,211	291
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (j)	198	144
Series 2003-3 Class M1, 1.5515% 8/25/33 (j)	495	411
Series 2003-5 Class A2, 0.9615% 12/25/33 (j)	21	15
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (j)	58	57
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (j)	791	771
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (j)	3	3
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (j)	464	387
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (j)	913	384
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (j)	116	5
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (j)	913	785
Class MV1, 0.4915% 11/25/36 (j)	741	491
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (j)	326	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (j)	474	407
Series 2006-A Class 2C, 1.4528% 3/27/42 (j)	1,605	296
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	901	911
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (j)	$ 60	$ 38
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	16	15
Class C, 5.691% 10/20/28 (d)	7	7
Class D, 6.01% 10/20/28 (d)	69	57
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (j)	327	18
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (j)	496	26
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (j)	83	55
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	49	50
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (j)	299	234
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (j)	1,225	1,120
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (j)	6	6
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (j)	1,741	1,429
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (j)	36	30
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (j)	101	42
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (j)	253	179
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (j)	264	40
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (j)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	6,600	908
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	8,938	69
Series 2006-2 Class AIO, 6% 8/25/11 (l)	5,162	106
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	27,151	1,222
Series 2006-4:
Class A1, 0.2915% 3/25/25 (j)	81	80
Class AIO, 6.35% 2/27/12 (l)	20,073	1,068
Class D, 1.3615% 5/25/32 (j)	1,227	29
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	23,975	1,798
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	17,719	1,479
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (j)	903	598
Series 2005-D Class M2, 0.7315% 2/25/36 (j)	429	39
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)(j)	449	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(j)	933	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (j)	$ 36	$ 35
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (j)	79	77
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (j)	337	214
Class M4, 1.7115% 9/25/34 (j)	433	202
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (j)	1,296	1,201
Class M3, 0.8215% 1/25/36 (j)	302	214
Class M4, 1.0915% 1/25/36 (j)	935	386
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (j)	1,149	29
Class M9, 2.1415% 5/25/35 (j)	16	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(j)	1,928	1,927
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (j)	407	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (j)	34	33
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (j)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (j)	966	800
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (j)	42	1
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (j)	21	9
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (j)	7	7
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(j)	447	421
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (j)	805	71
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (j)	56	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	382	393
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (j)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (d)(j)	1,713	51
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	$ 249	$ 252
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(j)	5,126	5,109
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(j)	1,419	639
TOTAL ASSET-BACKED SECURITIES (Cost $96,256)		94,891
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(j)	904	897
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (j)	896	442
Class C, 5.6983% 4/10/49 (j)	2,392	1,034
Class D, 5.6983% 4/10/49 (j)	1,197	435
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	3,128	3,188
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (j)	901	851
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (j)	955	867
Series 2004-A Class 2A2, 2.9991% 2/25/34 (j)	124	111
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	75	68
Class 2A2, 3.0527% 3/25/34 (j)	563	542
Series 2004-D Class 2A2, 2.9567% 5/25/34 (j)	842	773
Series 2004-G Class 2A7, 3.0214% 8/25/34 (j)	777	700
Series 2004-H Class 2A1, 3.1667% 9/25/34 (j)	696	631
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (d)(j)(l)	32,855	2,398
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (j)	1,363	1,134
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (d)(j)(l)	2,101	24
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (j)	$ 840	$ 835
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (j)	1,004	1,006
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (j)	1,095	1,158
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (j)	720	715
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	550
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (d)(j)	817	815
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (j)	989	926
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	4,396	4,352
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (j)	871	842
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(j)	2,097	2,085
Class C2, 0.7731% 10/18/54 (d)(j)	703	697
Class M2, 0.5531% 10/18/54 (d)(j)	1,204	1,182
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(j)	1,711	1,670
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (j)	117	76
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(j)	5,059	3,255
Series 2006-2 Class C1, 0.733% 12/20/54 (j)	4,271	2,748
Series 2006-3 Class C2, 0.763% 12/20/54 (j)	890	573
Series 2006-4:
Class B1, 0.353% 12/20/54 (j)	2,694	2,223
Class C1, 0.643% 12/20/54 (j)	2,064	1,328
Class M1, 0.433% 12/20/54 (j)	710	536
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (j)	1,688	1,086
Class 1M1, 0.563% 12/20/54 (j)	894	675
Class 2C1, 1.223% 12/20/54 (j)	768	494
Class 2M1, 0.763% 12/20/54 (j)	1,148	867
Series 2007-2 Class 2C1, 0.694% 12/17/54 (j)	1,992	1,282
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (j)	341	256
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (j)	$ 369	$ 320
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (j)	232	155
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,077	2,150
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (j)	1,303	1,089
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (j)	840	814
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (j)	952	915
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	529
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (j)	640	442
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (j)	228	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (j)	1,091	784
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(j)	190	179
Class C, 0.456% 6/15/22 (d)(j)	936	831
Class D, 0.466% 6/15/22 (d)(j)	452	386
Class E, 0.476% 6/15/22 (d)(j)	576	485
Class F, 0.506% 6/15/22 (d)(j)	955	790
Class G, 0.576% 6/15/22 (d)(j)	271	220
Class H, 0.596% 6/15/22 (d)(j)	433	345
Class J, 0.636% 6/15/22 (d)(j)	505	380
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (j)	1,121	1,069
Series 2005-A2 Class A7, 2.6496% 2/25/35 (j)	766	716
Series 2006-A6 Class A4, 3.1889% 10/25/33 (j)	742	714
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (j)	1,445	1,184
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (j)	1,797	117
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (j)	2,587	2,264
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (d)(j)	923	750
Class B6, 3.114% 7/10/35 (d)(j)	1,223	937
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 497	$ 522
Series 2004-SL3 Class A1, 7% 8/25/16	26	26
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(j)	237	194
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	193
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	25	19
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (j)	327	317
Series 2003-20 Class 1A1, 5.5% 7/25/33	249	255
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (j)	2,073	1,475
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (j)	569	541
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (j)	1,519	1,367
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7616% 11/25/34 (j)	1,734	1,670
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (j)	1,901	1,803
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (j)	1,276	1,194
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (j)	1,047	956
Series 2006-AR8 Class 3A1, 2.8958% 4/25/36 (j)	10,658	9,725
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,220)		85,150
Commercial Mortgage Securities - 7.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (j)	805	857
Class A3, 7.1185% 2/14/43 (j)	869	939
Class A6, 7.4385% 2/14/43 (j)	1,281	1,361
Class PS1, 1.4561% 2/14/43 (j)(l)	4,082	97
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (j)	1,279	1,377
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	6,816	7,449
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,271
Series 2007-2 Class A1, 5.421% 4/10/49	60	61
Series 2007-4 Class A3, 5.8093% 2/10/51 (j)	1,092	1,152
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 633	$ 182
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	1,828	1,906
Class A4, 5.6579% 6/10/49 (j)	2,283	2,438
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,555
Series 2004-2:
Class A3, 4.05% 11/10/38	227	230
Class A4, 4.153% 11/10/38	1,389	1,433
Series 2005-1 Class A3, 4.877% 11/10/42	998	1,000
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	79	79
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	620
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	343	338
Class K, 6.15% 5/11/35 (d)	509	485
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	3,402	3,532
Series 2007-1 Class B, 5.543% 1/15/49	659	529
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (d)(j)	470	461
Class D, 0.6258% 3/15/22 (d)(j)	476	443
Class E, 0.6658% 3/15/22 (d)(j)	393	358
Class F, 0.7358% 3/15/22 (d)(j)	489	435
Class G, 0.7958% 3/15/22 (d)(j)	317	275
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (d)(j)	704	679
Class D, 0.4758% 10/15/19 (d)(j)	860	804
Class E, 0.5058% 10/15/19 (d)(j)	797	725
Class F, 0.5758% 10/15/19 (d)(j)	1,885	1,658
Class G, 0.5958% 10/15/19 (d)(j)	759	638
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(j)	61	44
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(j)	782	692
Class B, 2.1615% 4/25/34 (d)(j)	87	49
Class M1, 0.8215% 4/25/34 (d)(j)	88	68
Class M2, 1.4615% 4/25/34 (d)(j)	81	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(j)	$ 637	$ 554
Class M1, 0.8415% 8/25/34 (d)(j)	145	107
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(j)	1,428	1,228
Class A2, 0.6815% 1/25/35 (d)(j)	205	154
Class M1, 0.7615% 1/25/35 (d)(j)	247	178
Class M2, 1.2615% 1/25/35 (d)(j)	124	84
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(j)	1,092	890
Class M1, 0.6915% 8/25/35 (d)(j)	72	48
Class M2, 0.7415% 8/25/35 (d)(j)	95	59
Class M3, 0.7615% 8/25/35 (d)(j)	66	40
Class M4, 0.8715% 8/25/35 (d)(j)	60	34
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(j)	436	355
Class A2, 0.6615% 11/25/35 (d)(j)	407	322
Class M1, 0.7015% 11/25/35 (d)(j)	109	72
Class M2, 0.7515% 11/25/35 (d)(j)	82	51
Class M3, 0.7715% 11/25/35 (d)(j)	73	42
Class M4, 0.8615% 11/25/35 (d)(j)	92	49
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(j)	1,004	783
Class B1, 1.6615% 1/25/36 (d)(j)	109	41
Class M1, 0.7115% 1/25/36 (d)(j)	324	215
Class M2, 0.7315% 1/25/36 (d)(j)	122	76
Class M3, 0.7615% 1/25/36 (d)(j)	178	101
Class M4, 0.8715% 1/25/36 (d)(j)	98	51
Class M5, 0.9115% 1/25/36 (d)(j)	98	47
Class M6, 0.9615% 1/25/36 (d)(j)	105	43
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(j)	193	155
Class M1, 0.6415% 4/25/36 (d)(j)	117	76
Class M2, 0.6615% 4/25/36 (d)(j)	124	76
Class M3, 0.6815% 4/25/36 (d)(j)	107	61
Class M4, 0.7815% 4/25/36 (d)(j)	60	32
Class M5, 0.8215% 4/25/36 (d)(j)	59	28
Class M6, 0.9015% 4/25/36 (d)(j)	117	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(j)	$ 2,674	$ 2,139
Class A2, 0.5415% 7/25/36 (d)(j)	173	131
Class B1, 1.1315% 7/25/36 (d)(j)	110	39
Class B3, 2.9615% 7/25/36 (d)(j)	98	25
Class M1, 0.5715% 7/25/36 (d)(j)	181	103
Class M2, 0.5915% 7/25/36 (d)(j)	128	68
Class M3, 0.6115% 7/25/36 (d)(j)	106	51
Class M4, 0.6815% 7/25/36 (d)(j)	121	52
Class M5, 0.7315% 7/25/36 (d)(j)	88	36
Class M6, 0.8015% 7/25/36 (d)(j)	131	47
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(j)	117	21
Class B2, 1.6115% 10/25/36 (d)(j)	143	21
Class B3, 2.8615% 10/25/36 (d)(j)	137	16
Class M4, 0.6915% 10/25/36 (d)(j)	129	48
Class M5, 0.7415% 10/25/36 (d)(j)	154	51
Class M6, 0.8215% 10/25/36 (d)(j)	302	76
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(j)	507	408
Class A2, 0.5315% 12/25/36 (d)(j)	2,574	1,930
Class B1, 0.9615% 12/25/36 (d)(j)	160	28
Class B2, 1.5115% 12/25/36 (d)(j)	164	25
Class B3, 2.7115% 12/25/36 (d)(j)	172	20
Class M1, 0.5515% 12/25/36 (d)(j)	207	120
Class M2, 0.5715% 12/25/36 (d)(j)	138	75
Class M3, 0.6015% 12/25/36 (d)(j)	140	69
Class M4, 0.6615% 12/25/36 (d)(j)	168	74
Class M5, 0.7015% 12/25/36 (d)(j)	153	64
Class M6, 0.7815% 12/25/36 (d)(j)	138	51
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(j)	555	394
Class B1, 0.9315% 3/25/37 (d)(j)	221	44
Class B2, 1.4115% 3/25/37 (d)(j)	160	26
Class B3, 3.6115% 3/25/37 (d)(j)	351	39
Class M1, 0.5315% 3/25/37 (d)(j)	195	94
Class M2, 0.5515% 3/25/37 (d)(j)	146	63
Class M3, 0.5815% 3/25/37 (d)(j)	193	73
Class M4, 0.6315% 3/25/37 (d)(j)	157	55
Class M5, 0.6815% 3/25/37 (d)(j)	163	51
Class M6, 0.7615% 3/25/37 (d)(j)	227	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(j)	$ 1,405	$ 1,040
Class A2, 0.5815% 7/25/37 (d)(j)	1,316	645
Class B1, 1.8615% 7/25/37 (d)(j)	394	51
Class B2, 2.5115% 7/25/37 (d)(j)	343	41
Class B3, 3.6115% 7/25/37 (d)(j)	385	35
Class M1, 0.6315% 7/25/37 (d)(j)	449	142
Class M2, 0.6715% 7/25/37 (d)(j)	293	85
Class M3, 0.7515% 7/25/37 (d)(j)	296	73
Class M4, 0.9115% 7/25/37 (d)(j)	492	88
Class M5, 1.0115% 7/25/37 (d)(j)	434	65
Class M6, 1.2615% 7/25/37 (d)(j)	551	77
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(j)	553	370
Class B1, 1.2115% 7/25/37 (d)(j)	333	43
Class B2, 1.8615% 7/25/37 (d)(j)	858	86
Class B3, 4.2615% 7/25/37 (d)(j)	445	36
Class M1, 0.5715% 7/25/37 (d)(j)	293	132
Class M2, 0.6015% 7/25/37 (d)(j)	313	110
Class M3, 0.6315% 7/25/37 (d)(j)	504	151
Class M4, 0.7615% 7/25/37 (d)(j)	794	222
Class M5, 0.8615% 7/25/37 (d)(j)	402	88
Class M6, 1.0615% 7/25/37 (d)(j)	305	61
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (d)(j)	240	8
Class B2, 3.7115% 9/25/37 (d)(j)	695	17
Class M1, 1.2115% 9/25/37 (d)(j)	232	35
Class M2, 1.3115% 9/25/37 (d)(j)	232	28
Class M4, 1.8615% 9/25/37 (d)(j)	471	42
Class M5, 2.0115% 9/25/37 (d)(j)	471	33
Class M6, 2.2115% 9/25/37 (d)(j)	472	28
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,052	107
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,307	867
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(j)	510	426
Class H, 0.9158% 3/15/19 (d)(j)	429	319
Class J, 1.1158% 3/15/19 (d)(j)	323	229
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(j)	$ 489	$ 401
Class E, 0.5658% 3/15/22 (d)(j)	2,030	1,563
Class F, 0.6158% 3/15/22 (d)(j)	1,246	897
Class G, 0.6658% 3/15/22 (d)(j)	401	277
Class H, 0.8158% 3/15/22 (d)(j)	489	308
Class J, 0.9658% 3/15/22 (d)(j)	489	245
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	294	298
Series 2004-PWR3 Class A3, 4.487% 2/11/41	632	642
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	66	67
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (j)	641	697
Series 2007-PW17 Class A1, 5.282% 6/11/50	381	387
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	189	193
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(j)(l)	9,682	30
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,048
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (d)(j)(l)	15,640	280
Series 2006-T22 Class A4, 5.514% 4/12/38 (j)	137	150
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (d)(j)	176	118
Class C, 5.7174% 6/11/40 (d)(j)	146	82
Class D, 5.7174% 6/11/40 (d)(j)	146	76
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (d)(j)(l)	119,638	1,442
Series 2007-T28 Class X2, 0.1785% 9/11/42 (d)(j)(l)	58,943	444
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(j)	542	404
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,367
Class XCL, 2.1173% 5/15/35 (d)(j)(l)	14,616	322
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	5,729
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (d)(j)	391	381
Class G, 0.594% 8/15/21 (d)(j)	326	305
Class H, 0.634% 8/15/21 (d)(j)	261	235
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	1,655	1,498
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
floater Series
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	$ 272	$ 273
Class A2, 5.6981% 12/10/49 (j)	1,093	1,135
Class A4, 5.6981% 12/10/49 (j)	3,631	3,935
Series 2007-FL3A Class A2, 0.4058% 4/15/22 (d)(j)	3,955	3,795
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	857	865
Class A4, 5.322% 12/11/49	12,679	13,364
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,097
Class C, 5.476% 12/11/49	2,061	721
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (j)	1,095	1,173
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	1,807
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (d)(j)	2,955	2,748
Class C, 0.5358% 4/15/17 (d)(j)	881	811
Class D, 0.5758% 4/15/17 (d)(j)	601	547
Class E, 0.6358% 4/15/17 (d)(j)	192	171
Class F, 0.6758% 4/15/17 (d)(j)	109	93
Class G, 0.8158% 4/15/17 (d)(j)	109	89
Class H, 0.8858% 4/15/17 (d)(j)	109	84
Class J, 1.1158% 4/15/17 (d)(j)	104	73
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (d)(j)	836	794
Class D, 0.6058% 11/15/17 (d)(j)	44	41
Class E, 0.6558% 11/15/17 (d)(j)	154	142
Class F, 0.7158% 11/15/17 (d)(j)	118	107
Class G, 0.7658% 11/15/17 (d)(j)	81	73
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (d)(j)	1,560	1,443
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	11	11
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,243
Class A4, 5.306% 12/10/46	14,677	15,520
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	$ 1,851	$ 1,851
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,267
Series 2007-C9 Class A4, 5.8148% 12/10/49 (j)	2,423	2,647
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(j)(l)	1,844	0*
Series 2006-C8:
Class B, 5.44% 12/10/46	1,896	1,252
Class XP, 0.4911% 12/10/46 (j)(l)	11,356	138
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	6,043
Series 2007-C2 Class A3, 5.542% 1/15/49 (j)	2,190	2,300
Series 2007-C3 Class A4, 5.7203% 6/15/39 (j)	658	701
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,232	6,524
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (j)(l)	6,913	125
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,043
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (d)(j)	3,907	3,047
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,121
Series 2002-CP5 Class A1, 4.106% 12/15/35	54	54
Series 2004-C1:
Class A3, 4.321% 1/15/37	185	187
Class A4, 4.75% 1/15/37	510	536
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (j)(l)	3,411	13
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (d)(j)(l)	9,648	37
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (d)(j)(l)	66,274	11
Series 2006-C1 Class A3, 5.5457% 2/15/39 (j)	5,781	6,115
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (d)(j)	414	373
Class C:
0.4358% 2/15/22 (d)(j)	1,180	1,038
0.5358% 2/15/22 (d)(j)	421	354
Class F, 0.5858% 2/15/22 (d)(j)	843	692
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (j)(l)	25,686	250
Class B, 5.487% 2/15/40 (d)(j)	1,677	252
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 390	$ 390
Class G, 6.936% 3/15/33 (d)	903	906
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,737
Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(j)(l)	5,006	54
Series 2007-C1 Class XP, 0.2003% 12/10/49 (j)(l)	23,826	126
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (j)(l)	4,597	20
Series 2005-C1 Class X2, 0.5542% 5/10/43 (j)(l)	5,224	39
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (d)(j)	412	389
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,295
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,401
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(j)(l)	22,965	152
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (j)	2,887	3,046
Class A4, 5.8829% 7/10/38 (j)	8,476	9,309
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	31,597	281
GS Mortgage Securities Corp. II:
floater: Series 2006-FL8A:
Class C, 0.503% 6/6/20 (d)(j)	69	65
Class D, 0.543% 6/6/20 (d)(j)	261	240
Class E, 0.633% 6/6/20 (d)(j)	302	272
Class F, 0.703% 6/6/20 (d)(j)	528	465
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(j)	1,041	1,016
Class D, 2.3636% 3/6/20 (d)(j)	6,868	6,683
Class F, 2.8433% 3/6/20 (d)(j)	107	104
Class G, 3.0177% 3/6/20 (d)(j)	54	52
Class H, 3.5846% 3/6/20 (d)(j)	479	459
Class J, 4.4568% 3/6/20 (d)(j)	686	644
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	339	343
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (d)(j)(l)	24,991	222
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,642	1,664
Series 2007-GG10:
Class A1, 5.69% 8/10/45	20	20
Class A2, 5.778% 8/10/45	522	535
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)

JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(j)(l)	$ 1,674	$ 0
Series 2006-LDP7 Class A4, 5.8745% 4/15/45 (j)	2,953	3,233
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (d)(j)	713	670
Class C, 0.4758% 11/15/18 (d)(j)	506	476
Class D, 0.4958% 11/15/18 (d)(j)	200	188
Class E, 0.5458% 11/15/18 (d)(j)	288	254
Class F, 0.5958% 11/15/18 (d)(j)	345	297
floater Series 2006-FLA2:
Class G, 0.6258% 11/15/18 (d)(j)	300	252
Class H, 0.7658% 11/15/18 (d)(j)	288	233
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	751
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	520	538
Class A3, 5.336% 5/15/47	457	486
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (j)	3,840	4,136
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,932
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (j)	3,074	3,181
Series 2007-LDP10 Class A1, 5.122% 1/15/49	17	17
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,537
Class A3, 5.412% 1/15/49	17,842	18,963
Series 2005-CB13 Class E, 5.3502% 1/12/43 (d)(j)	694	72
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	323
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (j)	93	55
Class C, 5.7447% 2/12/49 (j)	245	125
Class D, 5.7447% 2/12/49 (j)	257	120
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	209	134
Class CS, 5.466% 1/15/49 (j)	90	49
Class ES, 5.5411% 1/15/49 (d)(j)	566	144
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	371	371
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (j)	19,559	21,104
Series 1998-C1 Class D, 6.98% 2/18/30	328	328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 10	$ 10
Series 2006-C1 Class A2, 5.084% 2/15/31	277	278
Series 2006-C6:
Class A1, 5.23% 9/15/39	94	94
Class A2, 5.262% 9/15/39 (j)	1,911	1,930
Series 2006-C7:
Class A1, 5.279% 11/15/38	35	35
Class A2, 5.3% 11/15/38	1,204	1,224
Series 2006-C7:
Class A3, 5.347% 11/15/38	816	874
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	83	85
Class A4, 5.424% 2/15/40	6,667	7,153
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,130
Series 2001-C3 Class B, 6.512% 6/15/36	2,117	2,149
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,232
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(j)(l)	12,644	5
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (j)(l)	4,247	34
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	6,323	105
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (j)(l)	2,356	30
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,368	1,477
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,254
Class XCP, 0.2848% 9/15/45 (j)(l)	105,287	1,036
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (d)(j)	351	316
Class E, 0.5558% 9/15/21 (d)(j)	1,265	1,113
Class F, 0.6058% 9/15/21 (d)(j)	723	615
Class G, 0.6258% 9/15/21 (d)(j)	1,429	1,158
Class H, 0.6658% 9/15/21 (d)(j)	369	288
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,992
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	32	32
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,579	2,610
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (j)	1,798	1,832
Series 2005-LC1 Class F, 5.3853% 1/12/44 (d)(j)	953	486
Series 2006-C1 Class A2, 5.6109% 5/12/39 (j)	1,295	1,334
Series 2007-C1 Class A4, 5.8261% 6/12/50 (j)	4,145	4,500
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
sequential payer:
Series 2008-C1 Class A4, 5.69% 2/12/51	$ 2,338	$ 2,504
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (j)	499	487
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (j)	1,165	1,211
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	941	1,000
Series 2007-5:
Class A3, 5.364% 8/12/48	427	439
Class A4, 5.378% 8/12/48	55	58
Class B, 5.479% 2/12/17	3,285	1,443
Series 2007-6:
Class A1, 5.175% 3/12/51	37	38
Class A4, 5.485% 3/12/51 (j)	2,594	2,724
Series 2007-7 Class A4, 5.7439% 6/12/50 (j)	3,832	4,076
Series 2007-8 Class A1, 4.622% 8/12/49	165	167
Series 2006-4 Class XP, 0.6112% 12/12/49 (j)(l)	23,869	459
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	536
Series 2007-7 Class B, 5.75% 6/12/50	1,409	320
Series 2007-8 Class A3, 5.9645% 8/12/49 (j)	944	1,022
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(j)	227	118
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(j)	1,545	1,391
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (d)(j)	629	528
Class D, 0.456% 10/15/20 (d)(j)	422	317
Class E, 0.516% 10/15/20 (d)(j)	528	343
Class F, 0.566% 10/15/20 (d)(j)	397	199
Class G, 0.606% 10/15/20 (d)(j)	491	197
Class H, 0.696% 10/15/20 (d)(j)	309	31
Class J, 0.846% 10/15/20 (d)(j)	353	18
Class MHRO, 0.956% 10/15/20 (d)(j)	417	133
Class MJPM, 1.266% 10/15/20 (d)(j)	29	22
Class MSTR, 0.966% 10/15/20 (d)(j)	300	96
Class NHRO, 1.156% 10/15/20 (d)(j)	503	111
Class NSTR, 1.116% 10/15/20 (d)(j)	276	61
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(j)(l)	3,777	18
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,626	1,668
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: (continued)
sequential payer:
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	$ 75	$ 75
Class A31, 5.439% 2/12/44 (j)	8,687	9,022
Series 2007-IQ13 Class A1, 5.05% 3/15/44	159	160
Series 2007-IQ14 Class A1, 5.38% 4/15/49	118	120
Series 2007-IQ15 Class A4, 5.8793% 6/11/49 (j)	4,988	5,412
Series 2007-T25 Class A1, 5.391% 11/12/49	105	107
Series 2007-T27 Class A4, 5.6497% 6/11/42 (j)	4,010	4,369
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(j)(l)	8,119	40
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(j)(l)	14,512	140
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (d)(j)(l)	5,430	50
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (j)	1,698	1,718
Series 2006-IQ11 Class A4, 5.7317% 10/15/42 (j)	329	360
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,095	712
Series 2006-T23 Class A3, 5.803% 8/12/41 (j)	559	597
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	1,986	1,490
Series 2007-HQ12 Class A4, 5.5971% 4/12/49 (j)	5,793	5,984
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	1,642	1,739
Class AAB, 5.654% 4/15/49	2,402	2,543
Class B, 5.7308% 4/15/49 (j)	269	148
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	100	102
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	681	687
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(j)	809	776
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(j)	1,099	855
Class F, 0.604% 8/11/18 (d)(j)	1,189	797
Class G, 0.624% 8/11/18 (d)(j)	1,126	691
Class J, 0.864% 8/11/18 (d)(j)	314	146
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(j)	105	74
Class AP2, 1.0658% 6/15/20 (d)(j)	175	114
Class F, 0.7458% 6/15/20 (d)(j)	2,710	1,762
Class LXR1, 0.9658% 6/15/20 (d)(j)	169	142
Class LXR2, 1.0658% 6/15/20 (d)(j)	1,847	1,459
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - (continued)
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	$ 1,514	$ 1,525
Series 2006-C27 Class A2, 5.624% 7/15/45	891	898
Series 2006-C28 Class A4, 5.572% 10/15/48	5,427	5,812
Series 2006-C29:
Class A1, 5.11% 11/15/48	186	188
Class A3, 5.313% 11/15/48	2,908	3,041
Series 2007-C30:
Class A1, 5.031% 12/15/43	5	5
Class A3, 5.246% 12/15/43	940	967
Class A4, 5.305% 12/15/43	322	329
Class A5, 5.342% 12/15/43	1,172	1,223
Series 2007-C31:
Class A1, 5.14% 4/15/47	2	2
Class A4, 5.509% 4/15/47	2,475	2,606
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (j)	1,314	1,370
Class A3, 5.7456% 6/15/49 (j)	15,651	16,684
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	644
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	1,013
Class 180B, 5.5782% 10/15/41 (d)(j)	480	451
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,012
Series 2005-C22:
Class B, 5.3619% 12/15/44 (j)	2,428	2,172
Class F, 5.3619% 12/15/44 (d)(j)	1,826	1,034
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,095	591
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,285	1,700
Class D, 5.513% 12/15/43 (j)	1,752	713
Class XP, 0.4403% 12/15/43 (d)(j)(l)	15,237	185
Series 2007-C31 Class C, 5.6933% 4/15/47 (j)	4,515	2,327
Series 2007-C31A Class A2, 5.421% 4/15/47	3,929	4,064
Series 2007-C32:
Class D, 5.7456% 6/15/49 (j)	823	443
Class E, 5.7456% 6/15/49 (j)	1,297	548
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (j)	$ 725	$ 782
Series 2007-C33 Class B, 5.8994% 2/15/51 (j)	1,841	1,358
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $349,497)		432,980
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (j)	1,835	1,791
California Gen. Oblig.:
7.5% 4/1/34	6,295	6,736
7.55% 4/1/39	4,599	4,963
Illinois Gen. Oblig.:
5.665% 3/1/18 (e)	3,235	3,242
5.877% 3/1/19 (e)	2,885	2,893
TOTAL MUNICIPAL SECURITIES (Cost $18,909)		19,625
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	438
Fixed-Income Funds - 14.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	6,768,477	708,660
Fidelity Specialized High Income Central Fund (k)	1,212,444	123,936
TOTAL FIXED-INCOME FUNDS (Cost $799,069)		832,596
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $2,822)	$ 2,773	2,856
Cash Equivalents - 3.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $179,341)	$ 179,342	$ 179,341
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $6,466,186)		6,683,980
NET OTHER ASSETS (LIABILITIES) - (12.7)%		(754,648)
NET ASSETS - 100%		$ 5,929,332
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,116,000) (i)	Sept. 2037	$ 6,191	(5,787)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $5,250,000) (i)	Sept. 2037	16,823	(15,725)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $1,302,000) (i)	Sept. 2037	3,768	(3,522)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $4,321,000) (i)	Sept. 2037	12,583	(11,762)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,754,000) (i)

	Sept. 2037	$ 6,864	$ (6,416)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $3,716,000) (i)	Sept. 2037	11,237	(10,504)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	574	(318)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	563	(234)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	743	(281)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 561	$ (424)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	1,021
TOTAL CREDIT DEFAULT SWAPS		$ 73,597	$ (54,064)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.5176% with JPMorgan Chase, Inc.	Feb. 2041	52,089	(2,276)
		$ 125,686	$ (56,340)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,417,000 or 6.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $58,846,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$179,341,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 14,988
Bank of America NA	13,323
Barclays Capital, Inc.	7,419
Credit Agricole Securities (USA), Inc.	6,662
Deutsche Bank Securities, Inc.	7,644
Goldman, Sachs & Co.	1,665
HSBC Securities (USA), Inc.	19,985
ING Financial Markets LLC	12,324
J.P. Morgan Securities, Inc.	19,985
Merrill Lynch Government Securities, Inc.	5,995
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,197
Mizuho Securities USA, Inc.	36,639
RBC Capital Markets Corp.	1,665
Societe Generale, New York Branch	13,323
Wells Fargo Securities LLC	8,527
$ 179,341
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 13,516
Fidelity Specialized High Income Central Fund	4,961
Total	$ 18,477
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds *	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 12,151	$ 178,562	$ 708,660	7.1%
Fidelity Specialized High Income Central Fund	143,843	4,323	30,782	123,936	28.1%
Total	$ 1,028,996	$ 16,474	$ 209,344	$ 832,596
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,222,097	$ -	$ 1,222,097	$ -
U.S. Government and Government Agency Obligations	2,376,132	-	2,376,132	-
U.S. Government Agency - Mortgage Securities	1,437,874	-	1,437,874	-
Asset-Backed Securities	94,891	-	85,734	9,157
Collateralized Mortgage Obligations	85,150	-	80,723	4,427
Commercial Mortgage Securities	432,980	-	400,061	32,919
Municipal Securities	19,625	-	19,625	-
Supranational Obligations	438	-	438	-
Fixed-Income Funds	832,596	832,596	-	-
Preferred Securities	2,856	-	2,856	-
Cash Equivalents	179,341	-	179,341	-
Total Investments in Securities:	$ 6,683,980	$ 832,596	$ 5,804,881	$ 46,503
Derivative Instruments:
Assets
Swap Agreements	$ 1,021	$ -	$ 1,021	$ -
Liabilities
Swap Agreements	$ (57,361)	$ -	$ (56,699)	$ (662)
Total Derivative Instruments:	$ (56,340)	$ -	$ (55,678)	$ (662)
Other Financial Instruments:
Forward Committments	$ (1,724)	$ -	$ (1,724)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	429
Total Unrealized Gain (Loss)	9,310
Cost of Purchases	5,564
Proceeds of Sales	(11,331)
Amortization/Accretion	(38)
Transfers in to Level 3	6,477
Transfers out of Level 3	(32,166)
Ending Balance	$ 46,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 8,436
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	128
Transfers in to Level 3	-
Transfers out of Level 3	897
Ending Balance	$ (662)
Realized gain (loss) on Swap Agreements for the period	$ 37
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 128

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,021	$ (55,085)
Interest Rate Risk
Swap Agreements (a)	-	(2,276)
Total Value of Derivatives	$ 1,021	$ (57,361)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $488,600,000 of which $1,000, $107,986,000, $17,287,000, $179,146,000 and $184,180,000 will expire in fiscal 2013, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $179,341) - See accompanying schedule: Unaffiliated issuers (cost $5,667,117)	$ 5,851,384
Fidelity Central Funds (cost $799,069)	832,596
Total Investments (cost $6,466,186)		$ 6,683,980
Commitment to sell securities on a delayed delivery basis	(457,624)
Receivable for securities sold on a delayed delivery basis	455,900	(1,724)
Receivable for investments sold, regular delivery in Sub-Fund		44,252
Cash		375
Receivable for fund shares sold		6,447
Interest receivable		32,486
Unrealized appreciation on swap agreements		1,021
Other receivables		121
Total assets		6,766,958

Liabilities
Payable for investments purchased Regular delivery	$ 8,313
Delayed delivery	756,187
Payable for swap agreements	939
Payable for fund shares redeemed	11,447
Distributions payable	953
Unrealized depreciation on swap agreements	57,361
Accrued management fee	1,547
Distribution and service plan fees payable	75
Other affiliated payables	683
Other payables and accrued expenses	121
Total liabilities		837,626

Net Assets		$ 5,929,332
Net Assets consist of:
Paid in capital		$ 6,236,606
Undistributed net investment income		17,045
Accumulated undistributed net realized gain (loss) on investments		(489,856)
Net unrealized appreciation (depreciation) on investments		165,537
Net Assets		$ 5,929,332

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,536 ÷ 21,782.1 shares)	$ 7.42

Maximum offering price per share (100/96.00 of $7.42)	$ 7.73
Class T: Net Asset Value and redemption price per share ($46,994 ÷ 6,333.7 shares)	$ 7.42

Maximum offering price per share (100/96.00 of $7.42)	$ 7.73
Class B: Net Asset Value and offering price per share ($9,817 ÷ 1,322.2 shares)A	$ 7.42

Class C: Net Asset Value and offering price per share ($28,477 ÷ 3,835.0 shares)A	$ 7.43

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,657,440 ÷ 762,359.7 shares)	$ 7.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,068 ÷ 3,374.7 shares)	$ 7.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 110
Interest		109,131
Income from Fidelity Central Funds		18,477
Total income		127,718

Expenses
Management fee	$ 11,582
Transfer agent fees	3,783
Distribution and service plan fees	483
Fund wide operations fee	1,244
Independent trustees' compensation	15
Miscellaneous	15
Total expenses before reductions	17,122
Expense reduction	-	17,122
Net investment income (loss)		110,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,032
Fidelity Central Funds	10,615
Redemption in-kind with affiliated entities	65,117
Swap agreements	18,598
Total net realized gain (loss)		149,362
Change in net unrealized appreciation (depreciation) on: Investment securities	(207,913)
Swap agreements	(120)
Delayed delivery commitments	(2,124)
Total change in net unrealized appreciation (depreciation)		(210,157)
Net gain (loss)		(60,795)
Net increase (decrease) in net assets resulting from operations		$ 49,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,596	$ 261,967
Net realized gain (loss)	149,362	175,333
Change in net unrealized appreciation (depreciation)	(210,157)	359,702
Net increase (decrease) in net assets resulting from operations	49,801	797,002
Distributions to shareholders from net investment income	(109,470)	(247,482)
Share transactions - net increase (decrease)	(1,659,246)	891,216
Total increase (decrease) in net assets	(1,718,915)	1,440,736

Net Assets
Beginning of period	7,648,247	6,207,511
End of period (including undistributed net investment income of $17,045 and undistributed net investment income of $15,919, respectively)	$ 5,929,332	$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment income (loss)E	.100	.254	.303	.331	.353	.118	.298
Net realized and unrealized gain (loss)	(.051)	.566	.007H	(.303)	(.161)	.092	(.206)
Total from investment operations	.049	.820	.310	.028	.192	.210	.092
Distributions from net investment income	(.099)	(.240)	(.310)	(.311)	(.352)	(.100)	(.282)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.099)	(.240)	(.310)	(.318)	(.362)	(.100)	(.352)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	.66%	12.10%	4.89%	.36%	2.61%	2.92%	1.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	.78%A	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of fee waivers, if any	.78%A	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of all reductions	.78%A	.77%	.79%	.80%	.74%	.71%A	.71%
Net investment income (loss)	2.72%A	3.55%	4.67%	4.67%	4.83%	4.86%A	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 173	$ 145	$ 79	$ 79	$ 46	$ 37
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.099	.252	.302	.332	.350	.116	.290
Net realized and unrealized gain (loss)	(.051)	.555	.016H	(.303)	(.163)	.091	(.216)
Total from investment operations	.048	.807	.318	.029	.187	.207	.074
Distributions from net investment income	(.098)	(.237)	(.308)	(.312)	(.347)	(.097)	(.274)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.098)	(.237)	(.308)	(.319)	(.357)	(.097)	(.344)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	.65%	11.90%	5.02%	.36%	2.54%	2.89%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	.81%A	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of fee waivers, if any	.81%A	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of all reductions	.81%A	.80%	.82%	.79%	.79%	.81%A	.83%
Net investment income (loss)	2.69%A	3.51%	4.65%	4.67%	4.77%	4.76%A	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 53	$ 46	$ 53	$ 68	$ 59	$ 57
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.073	.201	.257	.281	.299	.099	.239
Net realized and unrealized gain (loss)	(.061)	.566	.016H	(.313)	(.164)	.102	(.216)
Total from investment operations	.012	.767	.273	(.032)	.135	.201	.023
Distributions from net investment income	(.072)	(.187)	(.263)	(.261)	(.295)	(.081)	(.223)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.072)	(.187)	(.263)	(.268)	(.305)	(.081)	(.293)
Net asset value, end of period	$ 7.42	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	.16%	11.26%	4.29%	(.49)%	1.83%	2.79%	.28%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of all reductions	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Net investment income (loss)	1.98%A	2.81%	3.95%	3.96%	4.07%	4.07%A	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 11	$ 9	$ 10	$ 9	$ 9
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.072	.200	.255	.278	.294	.097	.233
Net realized and unrealized gain (loss)	(.051)	.566	.005H	(.304)	(.163)	.102	(.216)
Total from investment operations	.021	.766	.260	(.026)	.131	.199	.017
Distributions from net investment income	(.071)	(.186)	(.260)	(.257)	(.291)	(.079)	(.217)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.071)	(.186)	(.260)	(.264)	(.301)	(.079)	(.287)
Net asset value, end of period	$ 7.43	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	.28%	11.24%	4.09%	(.40)%	1.77%	2.76%	.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of fee waivers, if any	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of all reductions	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Net investment income (loss)	1.96%A	2.79%	3.91%	3.91%	4.02%	3.99%A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 35	$ 27	$ 14	$ 17	$ 10	$ 9
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006L	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment income (loss)D	.113	.277	.326	.356	.376	.124	.317
Net realized and unrealized gain (loss)	(.052)	.556	.015G	(.313)	(.153)	.092	(.206)
Total from investment operations	.061	.833	.341	.043	.223	.216	.111
Distributions from net investment income	(.111)	(.263)	(.331)	(.336)	(.373)	(.106)	(.301)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.111)	(.263)	(.331)	(.343)	(.383)	(.106)	(.371)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24
Total ReturnB,C	.82%	12.29%	5.39%	.57%	3.05%	3.01%	1.48%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%A	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of fee waivers, if any	.45%A	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of all reductions	.45%A	.45%	.46%	.44%	.44%	.45%A	.46%
Net investment income (loss)	3.04%A	3.86%	5.00%	5.02%	5.13%	5.12%A	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 5,657	$ 7,345	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018
Portfolio turnover rateF	263%A,M	174%K	119%I,K	231%	181%K	206%A,I	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006L	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Income from Investment Operations
Net investment income (loss)D	.111	.274	.322	.353	.374	.124	.313
Net realized and unrealized gain (loss)	(.051)	.565	.005G	(.303)	(.163)	.091	(.205)
Total from investment operations	.060	.839	.327	.050	.211	.215	.108
Distributions from net investment income	(.110)	(.259)	(.327)	(.333)	(.371)	(.105)	(.298)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.110)	(.259)	(.327)	(.340)	(.381)	(.105)	(.368)
Net asset value, end of period	$ 7.43	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25
Total ReturnB,C	.80%	12.38%	5.16%	.66%	2.88%	2.99%	1.44%
Ratios to Average Net AssetsE,H
Expenses before reductions	.49%A	.50%	.53%	.50%	.48%	.49% A	.50%
Expenses net of fee waivers, if any	.49%A	.50%	.53%	.50%	.48%	.49% A	.50%
Expenses net of all reductions	.49%A	.50%	.53%	.49%	.47%	.49% A	.50%
Net investment income (loss)	3.01%A	3.82%	4.94%	4.97%	5.10%	5.07% A	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 30	$ 27	$ 34	$ 41	$ 29	$ 26
Portfolio turnover rateF	263%A,M	174%K	119%I,K	231%	181%K	206%A,I	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,117
Gross unrealized depreciation	(76,670)
Net unrealized appreciation (depreciation) on securities and other investments	$ 136,447

Tax cost	$ 6,547,533

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (5,302)	$ 6,319
Interest Rate Risk
Swap Agreements	23,900	(6,439)
Totals (a)	$ 18,598	$ (120)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $73,597 representing 1.2% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $499,033 and $618,621, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 209	$ 6
Class T	-%	.25%	62	2
Class B	.65%	.25%	49	36
Class C	.75%	.25%	163	32
			$ 483	$ 76

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	3
Class B*	15
Class C*	2
$ 30

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 146.18
Class T	49.20
Class B	14.26
Class C	29.18
Investment Grade Bond	3,526.10
Institutional Class	19.14
	$ 3,783

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Redemption In-Kind. During the period, 203,418 shares of the Fund held by an affiliated entity were redeemed in kind for cash and securities, including accrued interest, with a value of $1,507,329. The net realized gain (loss) of $65,117 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and six dollars.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 2,237	$ 5,063
Class T	653	1,546
Class B	106	292
Class C	314	783
Investment Grade Bond	105,747	238,838
Institutional Class	413	960
Total	$ 109,470	$ 247,482
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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	4,060	9,628	$ 30,120	$ 69,206
Reinvestment of distributions	180	439	1,336	3,155
Shares redeemed	(5,605)	(7,903)	(41,552)	(56,412)
Net increase (decrease)	(1,365)	2,164	$ (10,096)	$ 15,949
Class T
Shares sold	1,143	2,791	$ 8,473	$ 20,026
Reinvestment of distributions	80	197	592	1,416
Shares redeemed	(1,962)	(2,638)	(14,577)	(18,750)
Net increase (decrease)	(739)	350	$ (5,512)	$ 2,692
Class B
Shares sold	117	693	$ 864	$ 4,986
Reinvestment of distributions	10	31	76	222
Shares redeemed	(396)	(735)	(2,934)	(5,261)
Net increase (decrease)	(269)	(11)	$ (1,994)	$ (53)
Class C
Shares sold	408	2,029	$ 3,035	$ 14,572
Reinvestment of distributions	34	82	251	591
Shares redeemed	(1,288)	(1,356)	(9,550)	(9,700)
Net increase (decrease)	(846)	755	$ (6,264)	$ 5,463
Investment Grade Bond
Shares sold	244,542	332,220	$ 1,821,352	$ 2,382,429
Reinvestment of distributions	13,019	31,428	96,972	225,823
Shares redeemed	(477,830) A	(243,762)	(3,548,482) A	(1,742,304)
Net increase (decrease)	(220,269)	119,886	$ (1,630,158)	$ 865,948
Institutional Class
Shares sold	761	2,015	$ 5,672	$ 14,647
Reinvestment of distributions	47	111	353	796
Shares redeemed	(1,505)	(1,978)	(11,247)	(14,226)
Net increase (decrease)	(697)	148	$ (5,222)	$ 1,217

A Amount includes in-kind redemptions (See Note 7: Redemptions in-kind).

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13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

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Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Automated line for quickest service

IGB-USAN-0411
1.784858.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Investment Grade Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,006.60	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.81%
Actual		$ 1,000.00	$ 1,006.50	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class B	1.52%
Actual		$ 1,000.00	$ 1,001.60	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,002.80	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,008.20	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,008.00	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 78.3%	U.S. Government and U.S. Government Agency Obligations 71.2%
AAA 6.0%	AAA 6.8%
AA 2.5%	AA 2.8%
A 7.2%	A 7.8%
BBB 12.5%	BBB 11.8%
BB and Below 5.0%	BB and Below 4.0%
Not Rated 0.1%	Not Rated 0.1%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets† (11.6)%	Short-Term Investments and Net Other Assets† (4.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.8	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	5.0	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 22.5%		Corporate Bonds 22.8%
	U.S. Government and U.S. Government Agency Obligations 78.3%		U.S. Government and U.S. Government Agency Obligations 71.2%
	Asset-Backed Securities 1.6%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 8.7%		CMOs and Other Mortgage Related Securities 8.1%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (11.6)%		Short-Term Investments and Net Other Assets† (4.6)%
* Foreign investments	3.7%	** Foreign investments	3.8%
* Futures and Swaps	(0.6)%	** Futures and Swaps	2.9%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,596	$ 1,679
5.875% 1/15/36	1,818	1,608
6.375% 6/15/14	7,614	8,358
		11,645
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	7,475	7,985
5.7% 5/15/18	6,385	6,979
6.55% 7/1/39	4,789	5,077
Discovery Communications LLC:
3.7% 6/1/15	3,783	3,921
6.35% 6/1/40	3,458	3,638
Liberty Media Corp. 8.25% 2/1/30	4,856	4,710
NBC Universal, Inc.:
3.65% 4/30/15 (d)	4,134	4,225
5.15% 4/30/20 (d)	5,465	5,630
6.4% 4/30/40 (d)	9,638	10,069
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,412
News America, Inc. 6.15% 3/1/37	2,997	3,036
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	13,973
6.75% 7/1/18	5,587	6,413
Time Warner, Inc. 6.2% 3/15/40	9,617	9,798
Viacom, Inc.:
6.125% 10/5/17	2,096	2,371
6.75% 10/5/37	3,990	4,418
		95,655
TOTAL CONSUMER DISCRETIONARY		107,300
CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (d)	4,529	5,004
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,514
		10,518
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (j)	1,442	1,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 5,087	$ 5,408
6.5% 8/11/17	4,718	5,420
6.875% 2/1/38	5,289	5,933
		16,761
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	5,257	6,824
9.7% 11/10/18	5,570	7,333
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,056
7.25% 6/15/37	10,968	11,637
		33,850
TOTAL CONSUMER STAPLES		62,549
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (d)	4,973	5,154
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,231
Weatherford International Ltd. 5.15% 3/15/13	976	1,031
		12,416
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	5,436	6,059
Apache Corp. 5.1% 9/1/40	4,838	4,491
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,333	1,509
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	140	140
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,831
Marathon Petroleum Corp. 5.125% 3/1/21 (d)	3,437	3,484
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	1,965	2,161
6.85% 1/15/40 (d)	7,374	8,544
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	2,647
Nexen, Inc.:
5.05% 11/20/13	4,658	4,968
6.4% 5/15/37	8,585	8,216
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 0.9034% 12/3/12 (d)(j)	$ 5,589	$ 5,561
Petro-Canada 6.05% 5/15/18	1,963	2,227
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,751
5.75% 1/20/20	16,071	16,676
6.875% 1/20/40	3,862	3,939
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,885	1,889
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,794	2,888
5.5% 9/30/14 (d)	3,906	4,154
6.75% 9/30/19 (d)	2,556	2,863
Suncor Energy, Inc. 6.1% 6/1/18	6,037	6,869
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,907	2,190
		104,057
TOTAL ENERGY		116,473
FINANCIALS - 11.2%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,483	3,533
5.95% 1/18/18	4,817	5,229
6% 6/15/20	2,500	2,679
6.15% 4/1/18	4,469	4,896
6.25% 2/1/41	4,212	4,286
6.75% 10/1/37	4,560	4,674
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	2,730	2,776
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,785
JPMorgan Chase Capital XX 6.55% 9/29/36	17,448	17,929
Lazard Group LLC:
6.85% 6/15/17	2,464	2,625
7.125% 5/15/15	7,737	8,514
Merrill Lynch & Co., Inc. 6.875% 4/25/18	6,385	7,183
Morgan Stanley:
0.6031% 1/9/14 (j)	8,284	8,101
4.1% 1/26/15	5,004	5,153
5.45% 1/9/17	5,100	5,378
5.75% 1/25/21	6,385	6,558
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 6,764	$ 7,401
6.625% 4/1/18	7,981	8,822
7.3% 5/13/19	4,777	5,440
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,524
		121,486
Commercial Banks - 2.0%
Bank of America NA 5.3% 3/15/17	6,133	6,391
BB&T Capital Trust IV 6.82% 6/12/77 (j)	583	593
Credit Suisse (Guernsey) Ltd. 5.86% (j)	6,365	6,150
Credit Suisse New York Branch 6% 2/15/18	8,405	8,975
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(j)	1,517	1,489
Discover Bank:
7% 4/15/20	2,536	2,797
8.7% 11/18/19	5,944	7,147
Export-Import Bank of Korea 5.25% 2/10/14 (d)	3,402	3,623
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,340
4.5% 6/1/18	2,054	2,003
8.25% 3/1/38	2,385	2,874
Fifth Third Bank 4.75% 2/1/15	949	994
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,462	2,400
HBOS PLC 6.75% 5/21/18 (d)	3,056	2,904
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,748
JPMorgan Chase Bank 6% 10/1/17	5,986	6,597
KeyBank NA:
5.8% 7/1/14	4,173	4,564
6.95% 2/1/28	1,344	1,437
KeyBank NA, Cleveland 5.45% 3/3/16	2,190	2,355
Korea Development Bank 5.75% 9/10/13	3,220	3,477
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (j)	572	571
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,397
5% 1/17/17	3,713	3,870
5.25% 9/4/12	1,692	1,773
6.375% 9/1/11	6,820	6,959
Regions Bank:
6.45% 6/26/37	8,147	7,465
7.5% 5/15/18	3,713	3,936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
5.75% 6/15/15	$ 1,094	$ 1,094
7.75% 11/10/14	4,705	5,023
Wachovia Corp. 4.875% 2/15/14	4,283	4,541
Wells Fargo & Co. 3.75% 10/1/14	6,217	6,547
		116,034
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,895
SLM Corp.:
0.5016% 3/15/11 (j)	532	531
0.5331% 10/25/11 (j)	1,848	1,833
0.6031% 1/27/14 (j)	1,055	996
5% 10/1/13	391	404
		8,659
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	12,613	13,485
BP Capital Markets PLC:
3.125% 10/1/15	5,742	5,826
3.625% 5/8/14	5,058	5,285
Capital One Capital V 10.25% 8/15/39	2,114	2,296
Citigroup, Inc.:
5.5% 4/11/13	20,020	21,461
6.125% 5/15/18	17,793	19,509
6.5% 8/19/13	1,317	1,452
JPMorgan Chase & Co. 4.95% 3/25/20	8,888	9,142
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,138	6,026
5.35% 4/15/12 (d)	1,530	1,554
5.5% 1/15/14 (d)	4,505	4,725
TECO Finance, Inc.:
4% 3/15/16	1,439	1,463
5.15% 3/15/20	2,067	2,140
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	3,532	3,603
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,156
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	2,028
		101,151
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	6,014	6,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.:
3.5% 9/30/15	$ 2,336	$ 2,345
5% 9/30/20	2,730	2,785
6.25% 9/30/40	1,748	1,810
Assurant, Inc. 5.625% 2/15/14	4,022	4,264
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,774
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	10,398	10,658
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	7,459	8,063
10.75% 6/15/88 (d)(j)	4,022	5,239
Lincoln National Corp. 7% 5/17/66 (j)	1,136	1,130
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	2,269	3,054
MetLife, Inc.:
5.875% 2/6/41	1,692	1,745
6.75% 6/1/16	4,485	5,176
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	5,619	6,017
5.125% 6/10/14 (d)	3,959	4,299
Monumental Global Funding II 5.65% 7/14/11 (d)	3,801	3,850
New York Life Insurance Co. 6.75% 11/15/39 (d)	2,108	2,453
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,777	3,002
Pacific Life Global Funding 5.15% 4/15/13 (d)	4,733	5,035
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,357	5,742
Prudential Financial, Inc.:
4.75% 9/17/15	7,348	7,869
7.375% 6/15/19	1,732	2,058
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,122
Unum Group 5.625% 9/15/20	3,183	3,234
		108,498
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	770	799
6.125% 11/1/12	1,160	1,245
Camden Property Trust:
5.375% 12/15/13	1,818	1,948
5.875% 11/30/12	687	731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 4,366	$ 4,383
5.375% 10/15/12	3,614	3,743
7.5% 4/1/17	2,623	3,000
9.625% 3/15/16	3,987	4,846
Duke Realty LP:
4.625% 5/15/13	317	329
5.875% 8/15/12	571	600
Equity One, Inc.:
6% 9/15/17	3,250	3,338
6.25% 12/15/14	2,985	3,202
6.25% 1/15/17	2,136	2,233
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,833
5.9% 4/1/20	1,389	1,526
6% 7/15/12	1,579	1,672
6.2% 1/15/17	1,215	1,354
HRPT Properties Trust:
5.75% 11/1/15	1,378	1,463
6.65% 1/15/18	3,200	3,412
UDR, Inc. 5.5% 4/1/14	6,383	6,759
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,820
Washington (REIT) 5.95% 6/15/11	5,055	5,114
		56,350
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	4,537	4,818
6.3% 6/1/13	4,607	4,953
BioMed Realty LP 6.125% 4/15/20	1,872	1,957
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,338
5.75% 4/1/12	3,189	3,285
Colonial Properties Trust:
4.8% 4/1/11	384	385
5.5% 10/1/15	5,995	6,072
6.875% 8/15/12	3,309	3,466
Colonial Realty LP 6.05% 9/1/16	4,436	4,501
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,749
Duke Realty LP:
5.4% 8/15/14	5,135	5,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 5,038	$ 5,254
5.625% 8/15/11	3,493	3,549
5.95% 2/15/17	1,536	1,646
6.25% 5/15/13	3,807	4,124
6.5% 1/15/18	5,065	5,588
ERP Operating LP:
4.75% 7/15/20	4,173	4,243
5.2% 4/1/13	6,349	6,802
5.5% 10/1/12	6,078	6,476
6.625% 3/15/12	1,111	1,173
Liberty Property LP:
4.75% 10/1/20	6,505	6,433
5.5% 12/15/16	3,158	3,421
6.375% 8/15/12	2,174	2,315
6.625% 10/1/17	3,709	4,257
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,857
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,287
Regency Centers LP 6.75% 1/15/12	5,856	6,047
Simon Property Group LP:
4.2% 2/1/15	2,019	2,127
5.1% 6/15/15	3,142	3,408
Tanger Properties LP:
6.125% 6/1/20	3,058	3,308
6.15% 11/15/15	9,117	9,836
		127,156
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	14,862	15,705
6.5% 8/1/16	5,430	6,094
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,615
		26,414
TOTAL FINANCIALS		665,748
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	4,236	4,442
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14	$ 1,557	$ 1,738
Medco Health Solutions, Inc. 4.125% 9/15/20	4,148	4,035
		10,215
INDUSTRIALS - 0.4%
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	72	72
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,242
6.795% 2/2/20	408	411
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	5,546	5,865
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,365	2,316
8.36% 7/20/20	8,048	8,181
		18,087
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,103
TOTAL INDUSTRIALS		21,190
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,159
6.55% 10/1/17	2,421	2,790
		7,949
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,127
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,573
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	4,183	4,501
		6,074
TOTAL MATERIALS		21,201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	$ 9,973	$ 10,354
6.8% 5/15/36	8,295	9,115
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,114
CenturyLink, Inc. 7.6% 9/15/39	3,890	4,106
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,434
Telecom Italia Capital SA:
4.95% 9/30/14	5,297	5,443
5.25% 10/1/15	2,409	2,450
Telefonica Emisiones SAU:
5.462% 2/16/21	3,870	3,927
5.855% 2/4/13	1,287	1,374
Verizon Communications, Inc. 6.1% 4/15/18	6,019	6,776
		54,093
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,679
5.875% 10/1/19	6,291	6,818
6.35% 3/15/40	1,971	2,010
Sprint Nextel Corp. 6% 12/1/16	10,058	10,033
		28,540
TOTAL TELECOMMUNICATION SERVICES		82,633
UTILITIES - 2.1%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20	3,371	3,179
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,936
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	8,975	9,287
Edison International 3.75% 9/15/17	3,716	3,688
EDP Finance BV 6% 2/2/18 (d)	7,773	7,636
FirstEnergy Corp. 7.375% 11/15/31	5,741	6,258
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,439	2,551
Kentucky Utilities Co.:
3.25% 11/1/20 (d)	451	422
5.125% 11/1/40 (d)	3,219	3,120
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	4,231	4,055
3.75% 11/15/20 (d)	832	786
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Louisville Gas & Electric Co. 5.125% 11/15/40 (d)	$ 966	$ 941
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,368
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,878
Progress Energy, Inc.:
4.4% 1/15/21	6,760	6,723
6% 12/1/39	3,028	3,177
Tampa Electric Co. 5.4% 5/15/21 (d)	2,109	2,274
		69,279
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,128
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	6,310	6,934
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,456
5.35% 1/15/14	5,292	5,720
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,795
6.5% 5/1/18	5,351	5,924
		25,829
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,011	2,114
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	1,637	1,600
7.5% 6/30/66 (j)	3,654	3,800
National Grid PLC 6.3% 8/1/16	6,667	7,603
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,514
5.45% 9/15/20	1,461	1,522
6.25% 12/15/40	1,327	1,369
6.4% 3/15/18	4,529	5,085
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	3,996
		28,603
TOTAL UTILITIES		126,839
TOTAL NONCONVERTIBLE BONDS (Cost $1,154,068)		1,222,097
U.S. Government and Government Agency Obligations - 40.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	$ 15,563	$ 16,297
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	36,279	37,863
2.125% 2/15/41	3,573	3,718
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	129,274	130,656
1.375% 1/15/20	179,643	188,412
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		360,649
U.S. Treasury Obligations - 33.7%
U.S. Treasury Bonds:
3.875% 8/15/40	124,440	111,724
4.25% 11/15/40	118,939	114,070
4.375% 11/15/39	80,536	79,026
4.75% 2/15/41	8,950	9,332
U.S. Treasury Notes:
0.625% 1/31/13	270,324	270,187
1% 3/31/12	366,273	368,947
1.375% 11/30/15	238,143	231,092
2.125% 2/29/16	66,155	66,124
2.375% 9/30/14 (g)	83,800	86,471
2.625% 7/31/14	428,847	446,835
2.625% 11/15/20 (g)	45,720	42,766
3.625% 2/15/20	122,561	126,180
3.625% 2/15/21	45,640	46,432
TOTAL U.S. TREASURY OBLIGATIONS		1,999,186
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,367,811)		2,376,132
U.S. Government Agency - Mortgage Securities - 24.3%

Fannie Mae - 18.9%
2.59% 6/1/36 (j)	161	168
2.814% 2/1/35 (j)	3,004	3,157
2.999% 10/1/34 (j)	5,160	5,435
3% 1/1/26	30,997	30,214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 to 10/1/40	$ 22,171	$ 21,845
3.5% 3/1/26 (e)(f)	18,000	18,038
3.536% 7/1/37 (j)	445	467
4% 5/1/24 to 2/1/41	36,124	35,724
4% 3/1/26 (e)(f)	6,000	6,166
4% 3/1/41 (e)(f)	7,500	7,396
4% 3/1/41 (e)(f)	31,500	31,061
4.5% 6/1/24 to 11/1/40 (e)	53,406	54,594
4.5% 3/1/26 (e)	5,000	5,239
4.5% 3/1/41 (e)(f)	80,500	82,041
4.5% 3/1/41 (e)	17,000	17,325
4.5% 3/1/41 (e)	23,500	23,950
4.5% 3/1/41 (e)	3,500	3,567
4.5% 3/1/41 (e)	23,500	23,950
4.5% 3/1/41 (e)	24,000	24,459
4.5% 3/1/41 (e)	13,300	13,555
5% 4/1/18 to 9/1/40	117,063	123,496
5% 3/1/41 (e)(f)	70,000	73,314
5% 3/1/41 (e)(f)	52,000	54,462
5% 3/1/41 (e)(f)	29,000	30,373
5% 3/1/41 (e)(f)	29,000	30,373
5.5% 12/1/30 to 12/1/39	87,608	93,777
5.5% 3/1/41 (e)(f)	70,600	75,465
6% 7/1/21 to 9/1/39	93,515	101,926
6% 3/1/41 (e)(f)	88,500	96,191
6% 3/1/41 (e)	16,000	17,390
6.5% 5/1/31 to 9/1/38	11,527	12,954
TOTAL FANNIE MAE		1,118,072
Freddie Mac - 2.1%
2.546% 7/1/35 (j)	1,914	2,002
2.665% 8/1/35 (j)	5,708	5,989
3.352% 10/1/35 (j)	223	236
4.5% 7/1/25 to 10/1/40	4,006	4,122
4.5% 3/1/41 (e)	24,000	24,435
4.5% 3/1/41 (e)	18,000	18,326
5% 9/1/39 to 9/1/40	24,482	25,683
5.5% 10/1/38	22,260	23,760
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 4,840	$ 5,269
6% 3/1/41 (e)	14,000	15,209
TOTAL FREDDIE MAC		125,031
Ginnie Mae - 3.3%
4% 1/15/25 to 10/20/25	30,661	32,046
4.5% 12/15/33 to 2/15/41 (f)	86,063	89,065
5% 3/1/41 (e)(f)	26,000	27,605
5% 3/1/41 (e)	17,000	18,049
5% 3/1/41 (e)	15,000	15,926
5.5% 12/20/28 to 12/15/38	11,099	12,080
TOTAL GINNIE MAE		194,771
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,430,783)		1,437,874
Asset-Backed Securities - 1.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (j)	1,084	811
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (j)	35	34
Class M2, 1.9115% 3/25/34 (j)	219	178
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (j)	108	101
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (j)	108	1
Class M5, 0.6515% 4/25/36 (j)	6	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (j)	32	6
Series 2007-D1 Class D, 1.662% 1/22/13 (d)(j)	6,136	61
Airspeed Ltd. Series 2007-1A Class C1, 2.7658% 6/15/32 (d)(j)	6,122	2,816
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	4,884	5,008
Series 2011-1 Class A2, 2.15% 1/15/16	16,042	16,018
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	665
Class E, 6.96% 3/8/16 (d)	2,566	2,626
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (j)	$ 61	$ 52
Series 2004-R2 Class M3, 0.8115% 4/25/34 (j)	85	22
Series 2005-R2 Class M1, 0.7115% 4/25/35 (j)	1,307	1,122
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (j)	30	24
Series 2004-W7 Class M1, 0.8115% 5/25/34 (j)	808	559
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (j)	883	316
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (j)	1,690	1,373
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (j)	149	4
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(j)	5,160	0*
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	4,230	4,381
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (j)	385	385
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (j)	1,028	931
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (j)	75	75
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	62	62
Class C, 5.31% 6/15/12	742	752
Series 2007-1 Class C, 5.38% 11/15/12	264	274
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(j)	363	272
Class B, 1.012% 7/20/39 (d)(j)	355	163
Class C, 1.362% 7/20/39 (d)(j)	456	68
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	535	544
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (j)	722	46
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (j)	572	2
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (j)	127	10
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (j)	251	15
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (j)	1,140	429
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (j)	484	75
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (j)	31	31
Series 2007-4 Class A1A, 0.36% 9/25/37 (j)	226	216
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	$ 1,666	$ 0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (j)	61	23
Series 2004-3 Class M4, 1.2315% 4/25/34 (j)	101	42
Series 2004-4 Class M2, 1.0565% 6/25/34 (j)	372	213
Series 2005-3 Class MV1, 0.6815% 8/25/35 (j)	538	515
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (j)	63	62
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	241	245
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (j)	25	18
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (j)	231	133
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (j)	3,565	1,319
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (j)	14	4
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	2,736	2,745
Series 2006-C:
Class B, 5.3% 6/15/12	409	415
Class D, 6.89% 5/15/13 (d)	1,938	1,976
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,100	1,154
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (j)	488	487
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(j)	4,254	4,338
Series 2010-5 Class A1, 1.5% 9/15/15	5,563	5,516
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	28	28
Series 2007-1:
Class A4, 5.03% 2/16/15	116	116
Class C, 5.43% 2/16/15	279	278
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (j)	600	297
Class M4, 0.9415% 1/25/35 (j)	231	73
Series 2006-D Class M1, 0.4915% 11/25/36 (j)	169	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(j)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,344	1,070
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (d)(j)	156	146
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.4458% 11/15/34 (d)(j)	$ 1,183	$ 982
Class B, 0.5458% 11/15/34 (d)(j)	429	279
Class C, 0.6458% 11/15/34 (d)(j)	709	355
Class D, 1.0158% 11/15/34 (d)(j)	339	81
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (j)	421	351
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	22	23
Class C, 5.74% 12/15/14	20	20
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	279	56
Class M1, 0.9115% 6/25/34 (j)	1,630	1,140
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (j)	660	38
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(j)	63	32
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(j)	519	260
Class C, 0.8115% 9/25/46 (d)(j)	1,211	291
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (j)	198	144
Series 2003-3 Class M1, 1.5515% 8/25/33 (j)	495	411
Series 2003-5 Class A2, 0.9615% 12/25/33 (j)	21	15
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (j)	58	57
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (j)	791	771
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (j)	3	3
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (j)	464	387
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (j)	913	384
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (j)	116	5
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (j)	913	785
Class MV1, 0.4915% 11/25/36 (j)	741	491
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (j)	326	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (j)	474	407
Series 2006-A Class 2C, 1.4528% 3/27/42 (j)	1,605	296
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	901	911
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (j)	$ 60	$ 38
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	16	15
Class C, 5.691% 10/20/28 (d)	7	7
Class D, 6.01% 10/20/28 (d)	69	57
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (j)	327	18
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (j)	496	26
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (j)	83	55
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	49	50
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (j)	299	234
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (j)	1,225	1,120
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (j)	6	6
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (j)	1,741	1,429
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (j)	36	30
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (j)	101	42
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (j)	253	179
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (j)	264	40
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (j)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	6,600	908
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	8,938	69
Series 2006-2 Class AIO, 6% 8/25/11 (l)	5,162	106
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	27,151	1,222
Series 2006-4:
Class A1, 0.2915% 3/25/25 (j)	81	80
Class AIO, 6.35% 2/27/12 (l)	20,073	1,068
Class D, 1.3615% 5/25/32 (j)	1,227	29
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	23,975	1,798
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	17,719	1,479
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (j)	903	598
Series 2005-D Class M2, 0.7315% 2/25/36 (j)	429	39
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)(j)	449	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(j)	933	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (j)	$ 36	$ 35
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (j)	79	77
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (j)	337	214
Class M4, 1.7115% 9/25/34 (j)	433	202
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (j)	1,296	1,201
Class M3, 0.8215% 1/25/36 (j)	302	214
Class M4, 1.0915% 1/25/36 (j)	935	386
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (j)	1,149	29
Class M9, 2.1415% 5/25/35 (j)	16	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(j)	1,928	1,927
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (j)	407	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (j)	34	33
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (j)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (j)	966	800
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (j)	42	1
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (j)	21	9
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (j)	7	7
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(j)	447	421
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (j)	805	71
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (j)	56	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	382	393
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (j)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (d)(j)	1,713	51
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	$ 249	$ 252
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(j)	5,126	5,109
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(j)	1,419	639
TOTAL ASSET-BACKED SECURITIES (Cost $96,256)		94,891
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(j)	904	897
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (j)	896	442
Class C, 5.6983% 4/10/49 (j)	2,392	1,034
Class D, 5.6983% 4/10/49 (j)	1,197	435
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	3,128	3,188
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (j)	901	851
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (j)	955	867
Series 2004-A Class 2A2, 2.9991% 2/25/34 (j)	124	111
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	75	68
Class 2A2, 3.0527% 3/25/34 (j)	563	542
Series 2004-D Class 2A2, 2.9567% 5/25/34 (j)	842	773
Series 2004-G Class 2A7, 3.0214% 8/25/34 (j)	777	700
Series 2004-H Class 2A1, 3.1667% 9/25/34 (j)	696	631
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (d)(j)(l)	32,855	2,398
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (j)	1,363	1,134
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (d)(j)(l)	2,101	24
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (j)	$ 840	$ 835
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (j)	1,004	1,006
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (j)	1,095	1,158
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (j)	720	715
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	550
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (d)(j)	817	815
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (j)	989	926
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	4,396	4,352
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (j)	871	842
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(j)	2,097	2,085
Class C2, 0.7731% 10/18/54 (d)(j)	703	697
Class M2, 0.5531% 10/18/54 (d)(j)	1,204	1,182
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(j)	1,711	1,670
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (j)	117	76
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(j)	5,059	3,255
Series 2006-2 Class C1, 0.733% 12/20/54 (j)	4,271	2,748
Series 2006-3 Class C2, 0.763% 12/20/54 (j)	890	573
Series 2006-4:
Class B1, 0.353% 12/20/54 (j)	2,694	2,223
Class C1, 0.643% 12/20/54 (j)	2,064	1,328
Class M1, 0.433% 12/20/54 (j)	710	536
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (j)	1,688	1,086
Class 1M1, 0.563% 12/20/54 (j)	894	675
Class 2C1, 1.223% 12/20/54 (j)	768	494
Class 2M1, 0.763% 12/20/54 (j)	1,148	867
Series 2007-2 Class 2C1, 0.694% 12/17/54 (j)	1,992	1,282
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (j)	341	256
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (j)	$ 369	$ 320
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (j)	232	155
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,077	2,150
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (j)	1,303	1,089
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (j)	840	814
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (j)	952	915
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	529
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (j)	640	442
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (j)	228	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (j)	1,091	784
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(j)	190	179
Class C, 0.456% 6/15/22 (d)(j)	936	831
Class D, 0.466% 6/15/22 (d)(j)	452	386
Class E, 0.476% 6/15/22 (d)(j)	576	485
Class F, 0.506% 6/15/22 (d)(j)	955	790
Class G, 0.576% 6/15/22 (d)(j)	271	220
Class H, 0.596% 6/15/22 (d)(j)	433	345
Class J, 0.636% 6/15/22 (d)(j)	505	380
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (j)	1,121	1,069
Series 2005-A2 Class A7, 2.6496% 2/25/35 (j)	766	716
Series 2006-A6 Class A4, 3.1889% 10/25/33 (j)	742	714
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (j)	1,445	1,184
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (j)	1,797	117
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (j)	2,587	2,264
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (d)(j)	923	750
Class B6, 3.114% 7/10/35 (d)(j)	1,223	937
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 497	$ 522
Series 2004-SL3 Class A1, 7% 8/25/16	26	26
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(j)	237	194
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	193
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	25	19
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (j)	327	317
Series 2003-20 Class 1A1, 5.5% 7/25/33	249	255
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (j)	2,073	1,475
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (j)	569	541
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (j)	1,519	1,367
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7616% 11/25/34 (j)	1,734	1,670
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (j)	1,901	1,803
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (j)	1,276	1,194
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (j)	1,047	956
Series 2006-AR8 Class 3A1, 2.8958% 4/25/36 (j)	10,658	9,725
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,220)		85,150
Commercial Mortgage Securities - 7.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (j)	805	857
Class A3, 7.1185% 2/14/43 (j)	869	939
Class A6, 7.4385% 2/14/43 (j)	1,281	1,361
Class PS1, 1.4561% 2/14/43 (j)(l)	4,082	97
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (j)	1,279	1,377
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	6,816	7,449
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,271
Series 2007-2 Class A1, 5.421% 4/10/49	60	61
Series 2007-4 Class A3, 5.8093% 2/10/51 (j)	1,092	1,152
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 633	$ 182
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	1,828	1,906
Class A4, 5.6579% 6/10/49 (j)	2,283	2,438
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,555
Series 2004-2:
Class A3, 4.05% 11/10/38	227	230
Class A4, 4.153% 11/10/38	1,389	1,433
Series 2005-1 Class A3, 4.877% 11/10/42	998	1,000
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	79	79
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	620
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	343	338
Class K, 6.15% 5/11/35 (d)	509	485
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	3,402	3,532
Series 2007-1 Class B, 5.543% 1/15/49	659	529
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (d)(j)	470	461
Class D, 0.6258% 3/15/22 (d)(j)	476	443
Class E, 0.6658% 3/15/22 (d)(j)	393	358
Class F, 0.7358% 3/15/22 (d)(j)	489	435
Class G, 0.7958% 3/15/22 (d)(j)	317	275
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (d)(j)	704	679
Class D, 0.4758% 10/15/19 (d)(j)	860	804
Class E, 0.5058% 10/15/19 (d)(j)	797	725
Class F, 0.5758% 10/15/19 (d)(j)	1,885	1,658
Class G, 0.5958% 10/15/19 (d)(j)	759	638
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(j)	61	44
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(j)	782	692
Class B, 2.1615% 4/25/34 (d)(j)	87	49
Class M1, 0.8215% 4/25/34 (d)(j)	88	68
Class M2, 1.4615% 4/25/34 (d)(j)	81	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(j)	$ 637	$ 554
Class M1, 0.8415% 8/25/34 (d)(j)	145	107
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(j)	1,428	1,228
Class A2, 0.6815% 1/25/35 (d)(j)	205	154
Class M1, 0.7615% 1/25/35 (d)(j)	247	178
Class M2, 1.2615% 1/25/35 (d)(j)	124	84
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(j)	1,092	890
Class M1, 0.6915% 8/25/35 (d)(j)	72	48
Class M2, 0.7415% 8/25/35 (d)(j)	95	59
Class M3, 0.7615% 8/25/35 (d)(j)	66	40
Class M4, 0.8715% 8/25/35 (d)(j)	60	34
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(j)	436	355
Class A2, 0.6615% 11/25/35 (d)(j)	407	322
Class M1, 0.7015% 11/25/35 (d)(j)	109	72
Class M2, 0.7515% 11/25/35 (d)(j)	82	51
Class M3, 0.7715% 11/25/35 (d)(j)	73	42
Class M4, 0.8615% 11/25/35 (d)(j)	92	49
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(j)	1,004	783
Class B1, 1.6615% 1/25/36 (d)(j)	109	41
Class M1, 0.7115% 1/25/36 (d)(j)	324	215
Class M2, 0.7315% 1/25/36 (d)(j)	122	76
Class M3, 0.7615% 1/25/36 (d)(j)	178	101
Class M4, 0.8715% 1/25/36 (d)(j)	98	51
Class M5, 0.9115% 1/25/36 (d)(j)	98	47
Class M6, 0.9615% 1/25/36 (d)(j)	105	43
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(j)	193	155
Class M1, 0.6415% 4/25/36 (d)(j)	117	76
Class M2, 0.6615% 4/25/36 (d)(j)	124	76
Class M3, 0.6815% 4/25/36 (d)(j)	107	61
Class M4, 0.7815% 4/25/36 (d)(j)	60	32
Class M5, 0.8215% 4/25/36 (d)(j)	59	28
Class M6, 0.9015% 4/25/36 (d)(j)	117	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(j)	$ 2,674	$ 2,139
Class A2, 0.5415% 7/25/36 (d)(j)	173	131
Class B1, 1.1315% 7/25/36 (d)(j)	110	39
Class B3, 2.9615% 7/25/36 (d)(j)	98	25
Class M1, 0.5715% 7/25/36 (d)(j)	181	103
Class M2, 0.5915% 7/25/36 (d)(j)	128	68
Class M3, 0.6115% 7/25/36 (d)(j)	106	51
Class M4, 0.6815% 7/25/36 (d)(j)	121	52
Class M5, 0.7315% 7/25/36 (d)(j)	88	36
Class M6, 0.8015% 7/25/36 (d)(j)	131	47
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(j)	117	21
Class B2, 1.6115% 10/25/36 (d)(j)	143	21
Class B3, 2.8615% 10/25/36 (d)(j)	137	16
Class M4, 0.6915% 10/25/36 (d)(j)	129	48
Class M5, 0.7415% 10/25/36 (d)(j)	154	51
Class M6, 0.8215% 10/25/36 (d)(j)	302	76
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(j)	507	408
Class A2, 0.5315% 12/25/36 (d)(j)	2,574	1,930
Class B1, 0.9615% 12/25/36 (d)(j)	160	28
Class B2, 1.5115% 12/25/36 (d)(j)	164	25
Class B3, 2.7115% 12/25/36 (d)(j)	172	20
Class M1, 0.5515% 12/25/36 (d)(j)	207	120
Class M2, 0.5715% 12/25/36 (d)(j)	138	75
Class M3, 0.6015% 12/25/36 (d)(j)	140	69
Class M4, 0.6615% 12/25/36 (d)(j)	168	74
Class M5, 0.7015% 12/25/36 (d)(j)	153	64
Class M6, 0.7815% 12/25/36 (d)(j)	138	51
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(j)	555	394
Class B1, 0.9315% 3/25/37 (d)(j)	221	44
Class B2, 1.4115% 3/25/37 (d)(j)	160	26
Class B3, 3.6115% 3/25/37 (d)(j)	351	39
Class M1, 0.5315% 3/25/37 (d)(j)	195	94
Class M2, 0.5515% 3/25/37 (d)(j)	146	63
Class M3, 0.5815% 3/25/37 (d)(j)	193	73
Class M4, 0.6315% 3/25/37 (d)(j)	157	55
Class M5, 0.6815% 3/25/37 (d)(j)	163	51
Class M6, 0.7615% 3/25/37 (d)(j)	227	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(j)	$ 1,405	$ 1,040
Class A2, 0.5815% 7/25/37 (d)(j)	1,316	645
Class B1, 1.8615% 7/25/37 (d)(j)	394	51
Class B2, 2.5115% 7/25/37 (d)(j)	343	41
Class B3, 3.6115% 7/25/37 (d)(j)	385	35
Class M1, 0.6315% 7/25/37 (d)(j)	449	142
Class M2, 0.6715% 7/25/37 (d)(j)	293	85
Class M3, 0.7515% 7/25/37 (d)(j)	296	73
Class M4, 0.9115% 7/25/37 (d)(j)	492	88
Class M5, 1.0115% 7/25/37 (d)(j)	434	65
Class M6, 1.2615% 7/25/37 (d)(j)	551	77
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(j)	553	370
Class B1, 1.2115% 7/25/37 (d)(j)	333	43
Class B2, 1.8615% 7/25/37 (d)(j)	858	86
Class B3, 4.2615% 7/25/37 (d)(j)	445	36
Class M1, 0.5715% 7/25/37 (d)(j)	293	132
Class M2, 0.6015% 7/25/37 (d)(j)	313	110
Class M3, 0.6315% 7/25/37 (d)(j)	504	151
Class M4, 0.7615% 7/25/37 (d)(j)	794	222
Class M5, 0.8615% 7/25/37 (d)(j)	402	88
Class M6, 1.0615% 7/25/37 (d)(j)	305	61
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (d)(j)	240	8
Class B2, 3.7115% 9/25/37 (d)(j)	695	17
Class M1, 1.2115% 9/25/37 (d)(j)	232	35
Class M2, 1.3115% 9/25/37 (d)(j)	232	28
Class M4, 1.8615% 9/25/37 (d)(j)	471	42
Class M5, 2.0115% 9/25/37 (d)(j)	471	33
Class M6, 2.2115% 9/25/37 (d)(j)	472	28
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,052	107
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,307	867
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(j)	510	426
Class H, 0.9158% 3/15/19 (d)(j)	429	319
Class J, 1.1158% 3/15/19 (d)(j)	323	229
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(j)	$ 489	$ 401
Class E, 0.5658% 3/15/22 (d)(j)	2,030	1,563
Class F, 0.6158% 3/15/22 (d)(j)	1,246	897
Class G, 0.6658% 3/15/22 (d)(j)	401	277
Class H, 0.8158% 3/15/22 (d)(j)	489	308
Class J, 0.9658% 3/15/22 (d)(j)	489	245
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	294	298
Series 2004-PWR3 Class A3, 4.487% 2/11/41	632	642
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	66	67
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (j)	641	697
Series 2007-PW17 Class A1, 5.282% 6/11/50	381	387
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	189	193
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(j)(l)	9,682	30
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,048
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (d)(j)(l)	15,640	280
Series 2006-T22 Class A4, 5.514% 4/12/38 (j)	137	150
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (d)(j)	176	118
Class C, 5.7174% 6/11/40 (d)(j)	146	82
Class D, 5.7174% 6/11/40 (d)(j)	146	76
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (d)(j)(l)	119,638	1,442
Series 2007-T28 Class X2, 0.1785% 9/11/42 (d)(j)(l)	58,943	444
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(j)	542	404
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,367
Class XCL, 2.1173% 5/15/35 (d)(j)(l)	14,616	322
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	5,729
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (d)(j)	391	381
Class G, 0.594% 8/15/21 (d)(j)	326	305
Class H, 0.634% 8/15/21 (d)(j)	261	235
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	1,655	1,498
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
floater Series
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	$ 272	$ 273
Class A2, 5.6981% 12/10/49 (j)	1,093	1,135
Class A4, 5.6981% 12/10/49 (j)	3,631	3,935
Series 2007-FL3A Class A2, 0.4058% 4/15/22 (d)(j)	3,955	3,795
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	857	865
Class A4, 5.322% 12/11/49	12,679	13,364
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,097
Class C, 5.476% 12/11/49	2,061	721
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (j)	1,095	1,173
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	1,807
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (d)(j)	2,955	2,748
Class C, 0.5358% 4/15/17 (d)(j)	881	811
Class D, 0.5758% 4/15/17 (d)(j)	601	547
Class E, 0.6358% 4/15/17 (d)(j)	192	171
Class F, 0.6758% 4/15/17 (d)(j)	109	93
Class G, 0.8158% 4/15/17 (d)(j)	109	89
Class H, 0.8858% 4/15/17 (d)(j)	109	84
Class J, 1.1158% 4/15/17 (d)(j)	104	73
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (d)(j)	836	794
Class D, 0.6058% 11/15/17 (d)(j)	44	41
Class E, 0.6558% 11/15/17 (d)(j)	154	142
Class F, 0.7158% 11/15/17 (d)(j)	118	107
Class G, 0.7658% 11/15/17 (d)(j)	81	73
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (d)(j)	1,560	1,443
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	11	11
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,243
Class A4, 5.306% 12/10/46	14,677	15,520
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	$ 1,851	$ 1,851
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,267
Series 2007-C9 Class A4, 5.8148% 12/10/49 (j)	2,423	2,647
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(j)(l)	1,844	0*
Series 2006-C8:
Class B, 5.44% 12/10/46	1,896	1,252
Class XP, 0.4911% 12/10/46 (j)(l)	11,356	138
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	6,043
Series 2007-C2 Class A3, 5.542% 1/15/49 (j)	2,190	2,300
Series 2007-C3 Class A4, 5.7203% 6/15/39 (j)	658	701
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,232	6,524
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (j)(l)	6,913	125
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,043
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (d)(j)	3,907	3,047
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,121
Series 2002-CP5 Class A1, 4.106% 12/15/35	54	54
Series 2004-C1:
Class A3, 4.321% 1/15/37	185	187
Class A4, 4.75% 1/15/37	510	536
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (j)(l)	3,411	13
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (d)(j)(l)	9,648	37
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (d)(j)(l)	66,274	11
Series 2006-C1 Class A3, 5.5457% 2/15/39 (j)	5,781	6,115
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (d)(j)	414	373
Class C:
0.4358% 2/15/22 (d)(j)	1,180	1,038
0.5358% 2/15/22 (d)(j)	421	354
Class F, 0.5858% 2/15/22 (d)(j)	843	692
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (j)(l)	25,686	250
Class B, 5.487% 2/15/40 (d)(j)	1,677	252
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 390	$ 390
Class G, 6.936% 3/15/33 (d)	903	906
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,737
Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(j)(l)	5,006	54
Series 2007-C1 Class XP, 0.2003% 12/10/49 (j)(l)	23,826	126
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (j)(l)	4,597	20
Series 2005-C1 Class X2, 0.5542% 5/10/43 (j)(l)	5,224	39
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (d)(j)	412	389
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,295
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,401
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(j)(l)	22,965	152
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (j)	2,887	3,046
Class A4, 5.8829% 7/10/38 (j)	8,476	9,309
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	31,597	281
GS Mortgage Securities Corp. II:
floater: Series 2006-FL8A:
Class C, 0.503% 6/6/20 (d)(j)	69	65
Class D, 0.543% 6/6/20 (d)(j)	261	240
Class E, 0.633% 6/6/20 (d)(j)	302	272
Class F, 0.703% 6/6/20 (d)(j)	528	465
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(j)	1,041	1,016
Class D, 2.3636% 3/6/20 (d)(j)	6,868	6,683
Class F, 2.8433% 3/6/20 (d)(j)	107	104
Class G, 3.0177% 3/6/20 (d)(j)	54	52
Class H, 3.5846% 3/6/20 (d)(j)	479	459
Class J, 4.4568% 3/6/20 (d)(j)	686	644
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	339	343
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (d)(j)(l)	24,991	222
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,642	1,664
Series 2007-GG10:
Class A1, 5.69% 8/10/45	20	20
Class A2, 5.778% 8/10/45	522	535
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)

JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(j)(l)	$ 1,674	$ 0
Series 2006-LDP7 Class A4, 5.8745% 4/15/45 (j)	2,953	3,233
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (d)(j)	713	670
Class C, 0.4758% 11/15/18 (d)(j)	506	476
Class D, 0.4958% 11/15/18 (d)(j)	200	188
Class E, 0.5458% 11/15/18 (d)(j)	288	254
Class F, 0.5958% 11/15/18 (d)(j)	345	297
floater Series 2006-FLA2:
Class G, 0.6258% 11/15/18 (d)(j)	300	252
Class H, 0.7658% 11/15/18 (d)(j)	288	233
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	751
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	520	538
Class A3, 5.336% 5/15/47	457	486
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (j)	3,840	4,136
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,932
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (j)	3,074	3,181
Series 2007-LDP10 Class A1, 5.122% 1/15/49	17	17
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,537
Class A3, 5.412% 1/15/49	17,842	18,963
Series 2005-CB13 Class E, 5.3502% 1/12/43 (d)(j)	694	72
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	323
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (j)	93	55
Class C, 5.7447% 2/12/49 (j)	245	125
Class D, 5.7447% 2/12/49 (j)	257	120
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	209	134
Class CS, 5.466% 1/15/49 (j)	90	49
Class ES, 5.5411% 1/15/49 (d)(j)	566	144
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	371	371
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (j)	19,559	21,104
Series 1998-C1 Class D, 6.98% 2/18/30	328	328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 10	$ 10
Series 2006-C1 Class A2, 5.084% 2/15/31	277	278
Series 2006-C6:
Class A1, 5.23% 9/15/39	94	94
Class A2, 5.262% 9/15/39 (j)	1,911	1,930
Series 2006-C7:
Class A1, 5.279% 11/15/38	35	35
Class A2, 5.3% 11/15/38	1,204	1,224
Series 2006-C7:
Class A3, 5.347% 11/15/38	816	874
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	83	85
Class A4, 5.424% 2/15/40	6,667	7,153
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,130
Series 2001-C3 Class B, 6.512% 6/15/36	2,117	2,149
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,232
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(j)(l)	12,644	5
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (j)(l)	4,247	34
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	6,323	105
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (j)(l)	2,356	30
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,368	1,477
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,254
Class XCP, 0.2848% 9/15/45 (j)(l)	105,287	1,036
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (d)(j)	351	316
Class E, 0.5558% 9/15/21 (d)(j)	1,265	1,113
Class F, 0.6058% 9/15/21 (d)(j)	723	615
Class G, 0.6258% 9/15/21 (d)(j)	1,429	1,158
Class H, 0.6658% 9/15/21 (d)(j)	369	288
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,992
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	32	32
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,579	2,610
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (j)	1,798	1,832
Series 2005-LC1 Class F, 5.3853% 1/12/44 (d)(j)	953	486
Series 2006-C1 Class A2, 5.6109% 5/12/39 (j)	1,295	1,334
Series 2007-C1 Class A4, 5.8261% 6/12/50 (j)	4,145	4,500
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
sequential payer:
Series 2008-C1 Class A4, 5.69% 2/12/51	$ 2,338	$ 2,504
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (j)	499	487
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (j)	1,165	1,211
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	941	1,000
Series 2007-5:
Class A3, 5.364% 8/12/48	427	439
Class A4, 5.378% 8/12/48	55	58
Class B, 5.479% 2/12/17	3,285	1,443
Series 2007-6:
Class A1, 5.175% 3/12/51	37	38
Class A4, 5.485% 3/12/51 (j)	2,594	2,724
Series 2007-7 Class A4, 5.7439% 6/12/50 (j)	3,832	4,076
Series 2007-8 Class A1, 4.622% 8/12/49	165	167
Series 2006-4 Class XP, 0.6112% 12/12/49 (j)(l)	23,869	459
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	536
Series 2007-7 Class B, 5.75% 6/12/50	1,409	320
Series 2007-8 Class A3, 5.9645% 8/12/49 (j)	944	1,022
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(j)	227	118
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(j)	1,545	1,391
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (d)(j)	629	528
Class D, 0.456% 10/15/20 (d)(j)	422	317
Class E, 0.516% 10/15/20 (d)(j)	528	343
Class F, 0.566% 10/15/20 (d)(j)	397	199
Class G, 0.606% 10/15/20 (d)(j)	491	197
Class H, 0.696% 10/15/20 (d)(j)	309	31
Class J, 0.846% 10/15/20 (d)(j)	353	18
Class MHRO, 0.956% 10/15/20 (d)(j)	417	133
Class MJPM, 1.266% 10/15/20 (d)(j)	29	22
Class MSTR, 0.966% 10/15/20 (d)(j)	300	96
Class NHRO, 1.156% 10/15/20 (d)(j)	503	111
Class NSTR, 1.116% 10/15/20 (d)(j)	276	61
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(j)(l)	3,777	18
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,626	1,668
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: (continued)
sequential payer:
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	$ 75	$ 75
Class A31, 5.439% 2/12/44 (j)	8,687	9,022
Series 2007-IQ13 Class A1, 5.05% 3/15/44	159	160
Series 2007-IQ14 Class A1, 5.38% 4/15/49	118	120
Series 2007-IQ15 Class A4, 5.8793% 6/11/49 (j)	4,988	5,412
Series 2007-T25 Class A1, 5.391% 11/12/49	105	107
Series 2007-T27 Class A4, 5.6497% 6/11/42 (j)	4,010	4,369
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(j)(l)	8,119	40
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(j)(l)	14,512	140
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (d)(j)(l)	5,430	50
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (j)	1,698	1,718
Series 2006-IQ11 Class A4, 5.7317% 10/15/42 (j)	329	360
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,095	712
Series 2006-T23 Class A3, 5.803% 8/12/41 (j)	559	597
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	1,986	1,490
Series 2007-HQ12 Class A4, 5.5971% 4/12/49 (j)	5,793	5,984
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	1,642	1,739
Class AAB, 5.654% 4/15/49	2,402	2,543
Class B, 5.7308% 4/15/49 (j)	269	148
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	100	102
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	681	687
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(j)	809	776
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(j)	1,099	855
Class F, 0.604% 8/11/18 (d)(j)	1,189	797
Class G, 0.624% 8/11/18 (d)(j)	1,126	691
Class J, 0.864% 8/11/18 (d)(j)	314	146
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(j)	105	74
Class AP2, 1.0658% 6/15/20 (d)(j)	175	114
Class F, 0.7458% 6/15/20 (d)(j)	2,710	1,762
Class LXR1, 0.9658% 6/15/20 (d)(j)	169	142
Class LXR2, 1.0658% 6/15/20 (d)(j)	1,847	1,459
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - (continued)
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	$ 1,514	$ 1,525
Series 2006-C27 Class A2, 5.624% 7/15/45	891	898
Series 2006-C28 Class A4, 5.572% 10/15/48	5,427	5,812
Series 2006-C29:
Class A1, 5.11% 11/15/48	186	188
Class A3, 5.313% 11/15/48	2,908	3,041
Series 2007-C30:
Class A1, 5.031% 12/15/43	5	5
Class A3, 5.246% 12/15/43	940	967
Class A4, 5.305% 12/15/43	322	329
Class A5, 5.342% 12/15/43	1,172	1,223
Series 2007-C31:
Class A1, 5.14% 4/15/47	2	2
Class A4, 5.509% 4/15/47	2,475	2,606
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (j)	1,314	1,370
Class A3, 5.7456% 6/15/49 (j)	15,651	16,684
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	644
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	1,013
Class 180B, 5.5782% 10/15/41 (d)(j)	480	451
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,012
Series 2005-C22:
Class B, 5.3619% 12/15/44 (j)	2,428	2,172
Class F, 5.3619% 12/15/44 (d)(j)	1,826	1,034
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,095	591
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,285	1,700
Class D, 5.513% 12/15/43 (j)	1,752	713
Class XP, 0.4403% 12/15/43 (d)(j)(l)	15,237	185
Series 2007-C31 Class C, 5.6933% 4/15/47 (j)	4,515	2,327
Series 2007-C31A Class A2, 5.421% 4/15/47	3,929	4,064
Series 2007-C32:
Class D, 5.7456% 6/15/49 (j)	823	443
Class E, 5.7456% 6/15/49 (j)	1,297	548
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (j)	$ 725	$ 782
Series 2007-C33 Class B, 5.8994% 2/15/51 (j)	1,841	1,358
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $349,497)		432,980
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (j)	1,835	1,791
California Gen. Oblig.:
7.5% 4/1/34	6,295	6,736
7.55% 4/1/39	4,599	4,963
Illinois Gen. Oblig.:
5.665% 3/1/18 (e)	3,235	3,242
5.877% 3/1/19 (e)	2,885	2,893
TOTAL MUNICIPAL SECURITIES (Cost $18,909)		19,625
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	438
Fixed-Income Funds - 14.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	6,768,477	708,660
Fidelity Specialized High Income Central Fund (k)	1,212,444	123,936
TOTAL FIXED-INCOME FUNDS (Cost $799,069)		832,596
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $2,822)	$ 2,773	2,856
Cash Equivalents - 3.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $179,341)	$ 179,342	$ 179,341
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $6,466,186)		6,683,980
NET OTHER ASSETS (LIABILITIES) - (12.7)%		(754,648)
NET ASSETS - 100%		$ 5,929,332
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,116,000) (i)	Sept. 2037	$ 6,191	(5,787)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $5,250,000) (i)	Sept. 2037	16,823	(15,725)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $1,302,000) (i)	Sept. 2037	3,768	(3,522)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $4,321,000) (i)	Sept. 2037	12,583	(11,762)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,754,000) (i)

	Sept. 2037	$ 6,864	$ (6,416)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $3,716,000) (i)	Sept. 2037	11,237	(10,504)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	574	(318)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	563	(234)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	743	(281)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 561	$ (424)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	1,021
TOTAL CREDIT DEFAULT SWAPS		$ 73,597	$ (54,064)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.5176% with JPMorgan Chase, Inc.	Feb. 2041	52,089	(2,276)
		$ 125,686	$ (56,340)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,417,000 or 6.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $58,846,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$179,341,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 14,988
Bank of America NA	13,323
Barclays Capital, Inc.	7,419
Credit Agricole Securities (USA), Inc.	6,662
Deutsche Bank Securities, Inc.	7,644
Goldman, Sachs & Co.	1,665
HSBC Securities (USA), Inc.	19,985
ING Financial Markets LLC	12,324
J.P. Morgan Securities, Inc.	19,985
Merrill Lynch Government Securities, Inc.	5,995
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,197
Mizuho Securities USA, Inc.	36,639
RBC Capital Markets Corp.	1,665
Societe Generale, New York Branch	13,323
Wells Fargo Securities LLC	8,527
$ 179,341
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 13,516
Fidelity Specialized High Income Central Fund	4,961
Total	$ 18,477
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds *	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 12,151	$ 178,562	$ 708,660	7.1%
Fidelity Specialized High Income Central Fund	143,843	4,323	30,782	123,936	28.1%
Total	$ 1,028,996	$ 16,474	$ 209,344	$ 832,596
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,222,097	$ -	$ 1,222,097	$ -
U.S. Government and Government Agency Obligations	2,376,132	-	2,376,132	-
U.S. Government Agency - Mortgage Securities	1,437,874	-	1,437,874	-
Asset-Backed Securities	94,891	-	85,734	9,157
Collateralized Mortgage Obligations	85,150	-	80,723	4,427
Commercial Mortgage Securities	432,980	-	400,061	32,919
Municipal Securities	19,625	-	19,625	-
Supranational Obligations	438	-	438	-
Fixed-Income Funds	832,596	832,596	-	-
Preferred Securities	2,856	-	2,856	-
Cash Equivalents	179,341	-	179,341	-
Total Investments in Securities:	$ 6,683,980	$ 832,596	$ 5,804,881	$ 46,503
Derivative Instruments:
Assets
Swap Agreements	$ 1,021	$ -	$ 1,021	$ -
Liabilities
Swap Agreements	$ (57,361)	$ -	$ (56,699)	$ (662)
Total Derivative Instruments:	$ (56,340)	$ -	$ (55,678)	$ (662)
Other Financial Instruments:
Forward Committments	$ (1,724)	$ -	$ (1,724)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	429
Total Unrealized Gain (Loss)	9,310
Cost of Purchases	5,564
Proceeds of Sales	(11,331)
Amortization/Accretion	(38)
Transfers in to Level 3	6,477
Transfers out of Level 3	(32,166)
Ending Balance	$ 46,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 8,436
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	128
Transfers in to Level 3	-
Transfers out of Level 3	897
Ending Balance	$ (662)
Realized gain (loss) on Swap Agreements for the period	$ 37
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 128

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,021	$ (55,085)
Interest Rate Risk
Swap Agreements (a)	-	(2,276)
Total Value of Derivatives	$ 1,021	$ (57,361)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $488,600,000 of which $1,000, $107,986,000, $17,287,000, $179,146,000 and $184,180,000 will expire in fiscal 2013, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $179,341) - See accompanying schedule: Unaffiliated issuers (cost $5,667,117)	$ 5,851,384
Fidelity Central Funds (cost $799,069)	832,596
Total Investments (cost $6,466,186)		$ 6,683,980
Commitment to sell securities on a delayed delivery basis	(457,624)
Receivable for securities sold on a delayed delivery basis	455,900	(1,724)
Receivable for investments sold, regular delivery in Sub-Fund		44,252
Cash		375
Receivable for fund shares sold		6,447
Interest receivable		32,486
Unrealized appreciation on swap agreements		1,021
Other receivables		121
Total assets		6,766,958

Liabilities
Payable for investments purchased Regular delivery	$ 8,313
Delayed delivery	756,187
Payable for swap agreements	939
Payable for fund shares redeemed	11,447
Distributions payable	953
Unrealized depreciation on swap agreements	57,361
Accrued management fee	1,547
Distribution and service plan fees payable	75
Other affiliated payables	683
Other payables and accrued expenses	121
Total liabilities		837,626

Net Assets		$ 5,929,332
Net Assets consist of:
Paid in capital		$ 6,236,606
Undistributed net investment income		17,045
Accumulated undistributed net realized gain (loss) on investments		(489,856)
Net unrealized appreciation (depreciation) on investments		165,537
Net Assets		$ 5,929,332

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,536 ÷ 21,782.1 shares)	$ 7.42

Maximum offering price per share (100/96.00 of $7.42)	$ 7.73
Class T: Net Asset Value and redemption price per share ($46,994 ÷ 6,333.7 shares)	$ 7.42

Maximum offering price per share (100/96.00 of $7.42)	$ 7.73
Class B: Net Asset Value and offering price per share ($9,817 ÷ 1,322.2 shares)A	$ 7.42

Class C: Net Asset Value and offering price per share ($28,477 ÷ 3,835.0 shares)A	$ 7.43

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,657,440 ÷ 762,359.7 shares)	$ 7.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,068 ÷ 3,374.7 shares)	$ 7.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 110
Interest		109,131
Income from Fidelity Central Funds		18,477
Total income		127,718

Expenses
Management fee	$ 11,582
Transfer agent fees	3,783
Distribution and service plan fees	483
Fund wide operations fee	1,244
Independent trustees' compensation	15
Miscellaneous	15
Total expenses before reductions	17,122
Expense reduction	-	17,122
Net investment income (loss)		110,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,032
Fidelity Central Funds	10,615
Redemption in-kind with affiliated entities	65,117
Swap agreements	18,598
Total net realized gain (loss)		149,362
Change in net unrealized appreciation (depreciation) on: Investment securities	(207,913)
Swap agreements	(120)
Delayed delivery commitments	(2,124)
Total change in net unrealized appreciation (depreciation)		(210,157)
Net gain (loss)		(60,795)
Net increase (decrease) in net assets resulting from operations		$ 49,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,596	$ 261,967
Net realized gain (loss)	149,362	175,333
Change in net unrealized appreciation (depreciation)	(210,157)	359,702
Net increase (decrease) in net assets resulting from operations	49,801	797,002
Distributions to shareholders from net investment income	(109,470)	(247,482)
Share transactions - net increase (decrease)	(1,659,246)	891,216
Total increase (decrease) in net assets	(1,718,915)	1,440,736

Net Assets
Beginning of period	7,648,247	6,207,511
End of period (including undistributed net investment income of $17,045 and undistributed net investment income of $15,919, respectively)	$ 5,929,332	$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment income (loss)E	.100	.254	.303	.331	.353	.118	.298
Net realized and unrealized gain (loss)	(.051)	.566	.007H	(.303)	(.161)	.092	(.206)
Total from investment operations	.049	.820	.310	.028	.192	.210	.092
Distributions from net investment income	(.099)	(.240)	(.310)	(.311)	(.352)	(.100)	(.282)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.099)	(.240)	(.310)	(.318)	(.362)	(.100)	(.352)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	.66%	12.10%	4.89%	.36%	2.61%	2.92%	1.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	.78%A	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of fee waivers, if any	.78%A	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of all reductions	.78%A	.77%	.79%	.80%	.74%	.71%A	.71%
Net investment income (loss)	2.72%A	3.55%	4.67%	4.67%	4.83%	4.86%A	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 173	$ 145	$ 79	$ 79	$ 46	$ 37
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.099	.252	.302	.332	.350	.116	.290
Net realized and unrealized gain (loss)	(.051)	.555	.016H	(.303)	(.163)	.091	(.216)
Total from investment operations	.048	.807	.318	.029	.187	.207	.074
Distributions from net investment income	(.098)	(.237)	(.308)	(.312)	(.347)	(.097)	(.274)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.098)	(.237)	(.308)	(.319)	(.357)	(.097)	(.344)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	.65%	11.90%	5.02%	.36%	2.54%	2.89%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	.81%A	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of fee waivers, if any	.81%A	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of all reductions	.81%A	.80%	.82%	.79%	.79%	.81%A	.83%
Net investment income (loss)	2.69%A	3.51%	4.65%	4.67%	4.77%	4.76%A	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 53	$ 46	$ 53	$ 68	$ 59	$ 57
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.073	.201	.257	.281	.299	.099	.239
Net realized and unrealized gain (loss)	(.061)	.566	.016H	(.313)	(.164)	.102	(.216)
Total from investment operations	.012	.767	.273	(.032)	.135	.201	.023
Distributions from net investment income	(.072)	(.187)	(.263)	(.261)	(.295)	(.081)	(.223)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.072)	(.187)	(.263)	(.268)	(.305)	(.081)	(.293)
Net asset value, end of period	$ 7.42	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	.16%	11.26%	4.29%	(.49)%	1.83%	2.79%	.28%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of all reductions	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Net investment income (loss)	1.98%A	2.81%	3.95%	3.96%	4.07%	4.07%A	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 11	$ 9	$ 10	$ 9	$ 9
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.072	.200	.255	.278	.294	.097	.233
Net realized and unrealized gain (loss)	(.051)	.566	.005H	(.304)	(.163)	.102	(.216)
Total from investment operations	.021	.766	.260	(.026)	.131	.199	.017
Distributions from net investment income	(.071)	(.186)	(.260)	(.257)	(.291)	(.079)	(.217)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.071)	(.186)	(.260)	(.264)	(.301)	(.079)	(.287)
Net asset value, end of period	$ 7.43	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	.28%	11.24%	4.09%	(.40)%	1.77%	2.76%	.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of fee waivers, if any	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of all reductions	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Net investment income (loss)	1.96%A	2.79%	3.91%	3.91%	4.02%	3.99%A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 35	$ 27	$ 14	$ 17	$ 10	$ 9
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006L	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment income (loss)D	.113	.277	.326	.356	.376	.124	.317
Net realized and unrealized gain (loss)	(.052)	.556	.015G	(.313)	(.153)	.092	(.206)
Total from investment operations	.061	.833	.341	.043	.223	.216	.111
Distributions from net investment income	(.111)	(.263)	(.331)	(.336)	(.373)	(.106)	(.301)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.111)	(.263)	(.331)	(.343)	(.383)	(.106)	(.371)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24
Total ReturnB,C	.82%	12.29%	5.39%	.57%	3.05%	3.01%	1.48%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%A	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of fee waivers, if any	.45%A	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of all reductions	.45%A	.45%	.46%	.44%	.44%	.45%A	.46%
Net investment income (loss)	3.04%A	3.86%	5.00%	5.02%	5.13%	5.12%A	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 5,657	$ 7,345	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018
Portfolio turnover rateF	263%A,M	174%K	119%I,K	231%	181%K	206%A,I	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006L	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Income from Investment Operations
Net investment income (loss)D	.111	.274	.322	.353	.374	.124	.313
Net realized and unrealized gain (loss)	(.051)	.565	.005G	(.303)	(.163)	.091	(.205)
Total from investment operations	.060	.839	.327	.050	.211	.215	.108
Distributions from net investment income	(.110)	(.259)	(.327)	(.333)	(.371)	(.105)	(.298)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.110)	(.259)	(.327)	(.340)	(.381)	(.105)	(.368)
Net asset value, end of period	$ 7.43	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25
Total ReturnB,C	.80%	12.38%	5.16%	.66%	2.88%	2.99%	1.44%
Ratios to Average Net AssetsE,H
Expenses before reductions	.49%A	.50%	.53%	.50%	.48%	.49% A	.50%
Expenses net of fee waivers, if any	.49%A	.50%	.53%	.50%	.48%	.49% A	.50%
Expenses net of all reductions	.49%A	.50%	.53%	.49%	.47%	.49% A	.50%
Net investment income (loss)	3.01%A	3.82%	4.94%	4.97%	5.10%	5.07% A	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 30	$ 27	$ 34	$ 41	$ 29	$ 26
Portfolio turnover rateF	263%A,M	174%K	119%I,K	231%	181%K	206%A,I	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,117
Gross unrealized depreciation	(76,670)
Net unrealized appreciation (depreciation) on securities and other investments	$ 136,447

Tax cost	$ 6,547,533

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (5,302)	$ 6,319
Interest Rate Risk
Swap Agreements	23,900	(6,439)
Totals (a)	$ 18,598	$ (120)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $73,597 representing 1.2% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $499,033 and $618,621, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 209	$ 6
Class T	-%	.25%	62	2
Class B	.65%	.25%	49	36
Class C	.75%	.25%	163	32
			$ 483	$ 76

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	3
Class B*	15
Class C*	2
$ 30

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 146.18
Class T	49.20
Class B	14.26
Class C	29.18
Investment Grade Bond	3,526.10
Institutional Class	19.14
	$ 3,783

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Redemption In-Kind. During the period, 203,418 shares of the Fund held by an affiliated entity were redeemed in kind for cash and securities, including accrued interest, with a value of $1,507,329. The net realized gain (loss) of $65,117 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and six dollars.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 2,237	$ 5,063
Class T	653	1,546
Class B	106	292
Class C	314	783
Investment Grade Bond	105,747	238,838
Institutional Class	413	960
Total	$ 109,470	$ 247,482

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	4,060	9,628	$ 30,120	$ 69,206
Reinvestment of distributions	180	439	1,336	3,155
Shares redeemed	(5,605)	(7,903)	(41,552)	(56,412)
Net increase (decrease)	(1,365)	2,164	$ (10,096)	$ 15,949
Class T
Shares sold	1,143	2,791	$ 8,473	$ 20,026
Reinvestment of distributions	80	197	592	1,416
Shares redeemed	(1,962)	(2,638)	(14,577)	(18,750)
Net increase (decrease)	(739)	350	$ (5,512)	$ 2,692
Class B
Shares sold	117	693	$ 864	$ 4,986
Reinvestment of distributions	10	31	76	222
Shares redeemed	(396)	(735)	(2,934)	(5,261)
Net increase (decrease)	(269)	(11)	$ (1,994)	$ (53)
Class C
Shares sold	408	2,029	$ 3,035	$ 14,572
Reinvestment of distributions	34	82	251	591
Shares redeemed	(1,288)	(1,356)	(9,550)	(9,700)
Net increase (decrease)	(846)	755	$ (6,264)	$ 5,463
Investment Grade Bond
Shares sold	244,542	332,220	$ 1,821,352	$ 2,382,429
Reinvestment of distributions	13,019	31,428	96,972	225,823
Shares redeemed	(477,830) A	(243,762)	(3,548,482) A	(1,742,304)
Net increase (decrease)	(220,269)	119,886	$ (1,630,158)	$ 865,948
Institutional Class
Shares sold	761	2,015	$ 5,672	$ 14,647
Reinvestment of distributions	47	111	353	796
Shares redeemed	(1,505)	(1,978)	(11,247)	(14,226)
Net increase (decrease)	(697)	148	$ (5,222)	$ 1,217

A Amount includes in-kind redemptions (See Note 7: Redemptions in-kind).

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13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

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Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-USAN-0411
1.784859.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Investment Grade Bond
Fund - Institutional Class

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	.78%
Actual		$ 1,000.00	$ 1,006.60	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.81%
Actual		$ 1,000.00	$ 1,006.50	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class B	1.52%
Actual		$ 1,000.00	$ 1,001.60	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.26	$ 7.60
Class C	1.54%
Actual		$ 1,000.00	$ 1,002.80	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,008.20	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,008.00	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 78.3%	U.S. Government and U.S. Government Agency Obligations 71.2%
AAA 6.0%	AAA 6.8%
AA 2.5%	AA 2.8%
A 7.2%	A 7.8%
BBB 12.5%	BBB 11.8%
BB and Below 5.0%	BB and Below 4.0%
Not Rated 0.1%	Not Rated 0.1%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets† (11.6)%	Short-Term Investments and Net Other Assets† (4.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.8	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	5.0	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 22.5%		Corporate Bonds 22.8%
	U.S. Government and U.S. Government Agency Obligations 78.3%		U.S. Government and U.S. Government Agency Obligations 71.2%
	Asset-Backed Securities 1.6%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 8.7%		CMOs and Other Mortgage Related Securities 8.1%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (11.6)%		Short-Term Investments and Net Other Assets† (4.6)%
* Foreign investments	3.7%	** Foreign investments	3.8%
* Futures and Swaps	(0.6)%	** Futures and Swaps	2.9%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,596	$ 1,679
5.875% 1/15/36	1,818	1,608
6.375% 6/15/14	7,614	8,358
		11,645
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	7,475	7,985
5.7% 5/15/18	6,385	6,979
6.55% 7/1/39	4,789	5,077
Discovery Communications LLC:
3.7% 6/1/15	3,783	3,921
6.35% 6/1/40	3,458	3,638
Liberty Media Corp. 8.25% 2/1/30	4,856	4,710
NBC Universal, Inc.:
3.65% 4/30/15 (d)	4,134	4,225
5.15% 4/30/20 (d)	5,465	5,630
6.4% 4/30/40 (d)	9,638	10,069
News America Holdings, Inc. 7.75% 12/1/45	2,832	3,412
News America, Inc. 6.15% 3/1/37	2,997	3,036
Time Warner Cable, Inc.:
5.85% 5/1/17	12,691	13,973
6.75% 7/1/18	5,587	6,413
Time Warner, Inc. 6.2% 3/15/40	9,617	9,798
Viacom, Inc.:
6.125% 10/5/17	2,096	2,371
6.75% 10/5/37	3,990	4,418
		95,655
TOTAL CONSUMER DISCRETIONARY		107,300
CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (d)	4,529	5,004
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,514
		10,518
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (j)	1,442	1,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 5,087	$ 5,408
6.5% 8/11/17	4,718	5,420
6.875% 2/1/38	5,289	5,933
		16,761
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	5,257	6,824
9.7% 11/10/18	5,570	7,333
Reynolds American, Inc.:
6.75% 6/15/17	7,156	8,056
7.25% 6/15/37	10,968	11,637
		33,850
TOTAL CONSUMER STAPLES		62,549
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (d)	4,973	5,154
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	6,122	6,231
Weatherford International Ltd. 5.15% 3/15/13	976	1,031
		12,416
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	5,436	6,059
Apache Corp. 5.1% 9/1/40	4,838	4,491
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,333	1,509
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	140	140
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	6,497	6,831
Marathon Petroleum Corp. 5.125% 3/1/21 (d)	3,437	3,484
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	1,965	2,161
6.85% 1/15/40 (d)	7,374	8,544
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	2,647
Nexen, Inc.:
5.05% 11/20/13	4,658	4,968
6.4% 5/15/37	8,585	8,216
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 0.9034% 12/3/12 (d)(j)	$ 5,589	$ 5,561
Petro-Canada 6.05% 5/15/18	1,963	2,227
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,751
5.75% 1/20/20	16,071	16,676
6.875% 1/20/40	3,862	3,939
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,885	1,889
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,794	2,888
5.5% 9/30/14 (d)	3,906	4,154
6.75% 9/30/19 (d)	2,556	2,863
Suncor Energy, Inc. 6.1% 6/1/18	6,037	6,869
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,907	2,190
		104,057
TOTAL ENERGY		116,473
FINANCIALS - 11.2%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,483	3,533
5.95% 1/18/18	4,817	5,229
6% 6/15/20	2,500	2,679
6.15% 4/1/18	4,469	4,896
6.25% 2/1/41	4,212	4,286
6.75% 10/1/37	4,560	4,674
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	2,730	2,776
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,820	1,785
JPMorgan Chase Capital XX 6.55% 9/29/36	17,448	17,929
Lazard Group LLC:
6.85% 6/15/17	2,464	2,625
7.125% 5/15/15	7,737	8,514
Merrill Lynch & Co., Inc. 6.875% 4/25/18	6,385	7,183
Morgan Stanley:
0.6031% 1/9/14 (j)	8,284	8,101
4.1% 1/26/15	5,004	5,153
5.45% 1/9/17	5,100	5,378
5.75% 1/25/21	6,385	6,558
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 6,764	$ 7,401
6.625% 4/1/18	7,981	8,822
7.3% 5/13/19	4,777	5,440
UBS AG Stamford Branch 3.875% 1/15/15	8,300	8,524
		121,486
Commercial Banks - 2.0%
Bank of America NA 5.3% 3/15/17	6,133	6,391
BB&T Capital Trust IV 6.82% 6/12/77 (j)	583	593
Credit Suisse (Guernsey) Ltd. 5.86% (j)	6,365	6,150
Credit Suisse New York Branch 6% 2/15/18	8,405	8,975
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (d)(j)	1,517	1,489
Discover Bank:
7% 4/15/20	2,536	2,797
8.7% 11/18/19	5,944	7,147
Export-Import Bank of Korea 5.25% 2/10/14 (d)	3,402	3,623
Fifth Third Bancorp:
3.625% 1/25/16	3,326	3,340
4.5% 6/1/18	2,054	2,003
8.25% 3/1/38	2,385	2,874
Fifth Third Bank 4.75% 2/1/15	949	994
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,462	2,400
HBOS PLC 6.75% 5/21/18 (d)	3,056	2,904
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,748
JPMorgan Chase Bank 6% 10/1/17	5,986	6,597
KeyBank NA:
5.8% 7/1/14	4,173	4,564
6.95% 2/1/28	1,344	1,437
KeyBank NA, Cleveland 5.45% 3/3/16	2,190	2,355
Korea Development Bank 5.75% 9/10/13	3,220	3,477
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (j)	572	571
Marshall & Ilsley Bank:
4.85% 6/16/15	2,284	2,397
5% 1/17/17	3,713	3,870
5.25% 9/4/12	1,692	1,773
6.375% 9/1/11	6,820	6,959
Regions Bank:
6.45% 6/26/37	8,147	7,465
7.5% 5/15/18	3,713	3,936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
5.75% 6/15/15	$ 1,094	$ 1,094
7.75% 11/10/14	4,705	5,023
Wachovia Corp. 4.875% 2/15/14	4,283	4,541
Wells Fargo & Co. 3.75% 10/1/14	6,217	6,547
		116,034
Consumer Finance - 0.1%
Discover Financial Services 10.25% 7/15/19	3,781	4,895
SLM Corp.:
0.5016% 3/15/11 (j)	532	531
0.5331% 10/25/11 (j)	1,848	1,833
0.6031% 1/27/14 (j)	1,055	996
5% 10/1/13	391	404
		8,659
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	12,613	13,485
BP Capital Markets PLC:
3.125% 10/1/15	5,742	5,826
3.625% 5/8/14	5,058	5,285
Capital One Capital V 10.25% 8/15/39	2,114	2,296
Citigroup, Inc.:
5.5% 4/11/13	20,020	21,461
6.125% 5/15/18	17,793	19,509
6.5% 8/19/13	1,317	1,452
JPMorgan Chase & Co. 4.95% 3/25/20	8,888	9,142
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,138	6,026
5.35% 4/15/12 (d)	1,530	1,554
5.5% 1/15/14 (d)	4,505	4,725
TECO Finance, Inc.:
4% 3/15/16	1,439	1,463
5.15% 3/15/20	2,067	2,140
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	3,532	3,603
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,156
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	2,028
		101,151
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	6,014	6,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.:
3.5% 9/30/15	$ 2,336	$ 2,345
5% 9/30/20	2,730	2,785
6.25% 9/30/40	1,748	1,810
Assurant, Inc. 5.625% 2/15/14	4,022	4,264
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,774
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	10,398	10,658
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	7,459	8,063
10.75% 6/15/88 (d)(j)	4,022	5,239
Lincoln National Corp. 7% 5/17/66 (j)	1,136	1,130
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	2,269	3,054
MetLife, Inc.:
5.875% 2/6/41	1,692	1,745
6.75% 6/1/16	4,485	5,176
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	5,619	6,017
5.125% 6/10/14 (d)	3,959	4,299
Monumental Global Funding II 5.65% 7/14/11 (d)	3,801	3,850
New York Life Insurance Co. 6.75% 11/15/39 (d)	2,108	2,453
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,777	3,002
Pacific Life Global Funding 5.15% 4/15/13 (d)	4,733	5,035
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,357	5,742
Prudential Financial, Inc.:
4.75% 9/17/15	7,348	7,869
7.375% 6/15/19	1,732	2,058
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,122
Unum Group 5.625% 9/15/20	3,183	3,234
		108,498
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	770	799
6.125% 11/1/12	1,160	1,245
Camden Property Trust:
5.375% 12/15/13	1,818	1,948
5.875% 11/30/12	687	731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 4,366	$ 4,383
5.375% 10/15/12	3,614	3,743
7.5% 4/1/17	2,623	3,000
9.625% 3/15/16	3,987	4,846
Duke Realty LP:
4.625% 5/15/13	317	329
5.875% 8/15/12	571	600
Equity One, Inc.:
6% 9/15/17	3,250	3,338
6.25% 12/15/14	2,985	3,202
6.25% 1/15/17	2,136	2,233
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,833
5.9% 4/1/20	1,389	1,526
6% 7/15/12	1,579	1,672
6.2% 1/15/17	1,215	1,354
HRPT Properties Trust:
5.75% 11/1/15	1,378	1,463
6.65% 1/15/18	3,200	3,412
UDR, Inc. 5.5% 4/1/14	6,383	6,759
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,820
Washington (REIT) 5.95% 6/15/11	5,055	5,114
		56,350
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	4,537	4,818
6.3% 6/1/13	4,607	4,953
BioMed Realty LP 6.125% 4/15/20	1,872	1,957
Brandywine Operating Partnership LP:
5.7% 5/1/17	2,243	2,338
5.75% 4/1/12	3,189	3,285
Colonial Properties Trust:
4.8% 4/1/11	384	385
5.5% 10/1/15	5,995	6,072
6.875% 8/15/12	3,309	3,466
Colonial Realty LP 6.05% 9/1/16	4,436	4,501
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,749
Duke Realty LP:
5.4% 8/15/14	5,135	5,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 5,038	$ 5,254
5.625% 8/15/11	3,493	3,549
5.95% 2/15/17	1,536	1,646
6.25% 5/15/13	3,807	4,124
6.5% 1/15/18	5,065	5,588
ERP Operating LP:
4.75% 7/15/20	4,173	4,243
5.2% 4/1/13	6,349	6,802
5.5% 10/1/12	6,078	6,476
6.625% 3/15/12	1,111	1,173
Liberty Property LP:
4.75% 10/1/20	6,505	6,433
5.5% 12/15/16	3,158	3,421
6.375% 8/15/12	2,174	2,315
6.625% 10/1/17	3,709	4,257
Post Apartment Homes LP 6.3% 6/1/13	5,470	5,857
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,287
Regency Centers LP 6.75% 1/15/12	5,856	6,047
Simon Property Group LP:
4.2% 2/1/15	2,019	2,127
5.1% 6/15/15	3,142	3,408
Tanger Properties LP:
6.125% 6/1/20	3,058	3,308
6.15% 11/15/15	9,117	9,836
		127,156
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	14,862	15,705
6.5% 8/1/16	5,430	6,094
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,247	4,615
		26,414
TOTAL FINANCIALS		665,748
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	4,236	4,442
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14	$ 1,557	$ 1,738
Medco Health Solutions, Inc. 4.125% 9/15/20	4,148	4,035
		10,215
INDUSTRIALS - 0.4%
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	72	72
Continental Airlines, Inc.:
6.545% 8/2/20	1,177	1,242
6.795% 2/2/20	408	411
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	5,546	5,865
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,365	2,316
8.36% 7/20/20	8,048	8,181
		18,087
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,103
TOTAL INDUSTRIALS		21,190
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	5,159
6.55% 10/1/17	2,421	2,790
		7,949
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co. 7.6% 5/15/14	13,026	15,127
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,580	1,573
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	4,183	4,501
		6,074
TOTAL MATERIALS		21,201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	$ 9,973	$ 10,354
6.8% 5/15/36	8,295	9,115
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,203	5,114
CenturyLink, Inc. 7.6% 9/15/39	3,890	4,106
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,937	5,434
Telecom Italia Capital SA:
4.95% 9/30/14	5,297	5,443
5.25% 10/1/15	2,409	2,450
Telefonica Emisiones SAU:
5.462% 2/16/21	3,870	3,927
5.855% 2/4/13	1,287	1,374
Verizon Communications, Inc. 6.1% 4/15/18	6,019	6,776
		54,093
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	8,998	9,679
5.875% 10/1/19	6,291	6,818
6.35% 3/15/40	1,971	2,010
Sprint Nextel Corp. 6% 12/1/16	10,058	10,033
		28,540
TOTAL TELECOMMUNICATION SERVICES		82,633
UTILITIES - 2.1%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20	3,371	3,179
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,936
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	8,975	9,287
Edison International 3.75% 9/15/17	3,716	3,688
EDP Finance BV 6% 2/2/18 (d)	7,773	7,636
FirstEnergy Corp. 7.375% 11/15/31	5,741	6,258
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,439	2,551
Kentucky Utilities Co.:
3.25% 11/1/20 (d)	451	422
5.125% 11/1/40 (d)	3,219	3,120
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	4,231	4,055
3.75% 11/15/20 (d)	832	786
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Louisville Gas & Electric Co. 5.125% 11/15/40 (d)	$ 966	$ 941
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,368
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	3,878
Progress Energy, Inc.:
4.4% 1/15/21	6,760	6,723
6% 12/1/39	3,028	3,177
Tampa Electric Co. 5.4% 5/15/21 (d)	2,109	2,274
		69,279
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,128
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	6,310	6,934
Exelon Generation Co. LLC:
4% 10/1/20	4,789	4,456
5.35% 1/15/14	5,292	5,720
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,795
6.5% 5/1/18	5,351	5,924
		25,829
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,011	2,114
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	1,637	1,600
7.5% 6/30/66 (j)	3,654	3,800
National Grid PLC 6.3% 8/1/16	6,667	7,603
NiSource Finance Corp.:
5.4% 7/15/14	1,393	1,514
5.45% 9/15/20	1,461	1,522
6.25% 12/15/40	1,327	1,369
6.4% 3/15/18	4,529	5,085
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	3,996
		28,603
TOTAL UTILITIES		126,839
TOTAL NONCONVERTIBLE BONDS (Cost $1,154,068)		1,222,097
U.S. Government and Government Agency Obligations - 40.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	$ 15,563	$ 16,297
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	36,279	37,863
2.125% 2/15/41	3,573	3,718
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	129,274	130,656
1.375% 1/15/20	179,643	188,412
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		360,649
U.S. Treasury Obligations - 33.7%
U.S. Treasury Bonds:
3.875% 8/15/40	124,440	111,724
4.25% 11/15/40	118,939	114,070
4.375% 11/15/39	80,536	79,026
4.75% 2/15/41	8,950	9,332
U.S. Treasury Notes:
0.625% 1/31/13	270,324	270,187
1% 3/31/12	366,273	368,947
1.375% 11/30/15	238,143	231,092
2.125% 2/29/16	66,155	66,124
2.375% 9/30/14 (g)	83,800	86,471
2.625% 7/31/14	428,847	446,835
2.625% 11/15/20 (g)	45,720	42,766
3.625% 2/15/20	122,561	126,180
3.625% 2/15/21	45,640	46,432
TOTAL U.S. TREASURY OBLIGATIONS		1,999,186
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,367,811)		2,376,132
U.S. Government Agency - Mortgage Securities - 24.3%

Fannie Mae - 18.9%
2.59% 6/1/36 (j)	161	168
2.814% 2/1/35 (j)	3,004	3,157
2.999% 10/1/34 (j)	5,160	5,435
3% 1/1/26	30,997	30,214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 to 10/1/40	$ 22,171	$ 21,845
3.5% 3/1/26 (e)(f)	18,000	18,038
3.536% 7/1/37 (j)	445	467
4% 5/1/24 to 2/1/41	36,124	35,724
4% 3/1/26 (e)(f)	6,000	6,166
4% 3/1/41 (e)(f)	7,500	7,396
4% 3/1/41 (e)(f)	31,500	31,061
4.5% 6/1/24 to 11/1/40 (e)	53,406	54,594
4.5% 3/1/26 (e)	5,000	5,239
4.5% 3/1/41 (e)(f)	80,500	82,041
4.5% 3/1/41 (e)	17,000	17,325
4.5% 3/1/41 (e)	23,500	23,950
4.5% 3/1/41 (e)	3,500	3,567
4.5% 3/1/41 (e)	23,500	23,950
4.5% 3/1/41 (e)	24,000	24,459
4.5% 3/1/41 (e)	13,300	13,555
5% 4/1/18 to 9/1/40	117,063	123,496
5% 3/1/41 (e)(f)	70,000	73,314
5% 3/1/41 (e)(f)	52,000	54,462
5% 3/1/41 (e)(f)	29,000	30,373
5% 3/1/41 (e)(f)	29,000	30,373
5.5% 12/1/30 to 12/1/39	87,608	93,777
5.5% 3/1/41 (e)(f)	70,600	75,465
6% 7/1/21 to 9/1/39	93,515	101,926
6% 3/1/41 (e)(f)	88,500	96,191
6% 3/1/41 (e)	16,000	17,390
6.5% 5/1/31 to 9/1/38	11,527	12,954
TOTAL FANNIE MAE		1,118,072
Freddie Mac - 2.1%
2.546% 7/1/35 (j)	1,914	2,002
2.665% 8/1/35 (j)	5,708	5,989
3.352% 10/1/35 (j)	223	236
4.5% 7/1/25 to 10/1/40	4,006	4,122
4.5% 3/1/41 (e)	24,000	24,435
4.5% 3/1/41 (e)	18,000	18,326
5% 9/1/39 to 9/1/40	24,482	25,683
5.5% 10/1/38	22,260	23,760
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 4,840	$ 5,269
6% 3/1/41 (e)	14,000	15,209
TOTAL FREDDIE MAC		125,031
Ginnie Mae - 3.3%
4% 1/15/25 to 10/20/25	30,661	32,046
4.5% 12/15/33 to 2/15/41 (f)	86,063	89,065
5% 3/1/41 (e)(f)	26,000	27,605
5% 3/1/41 (e)	17,000	18,049
5% 3/1/41 (e)	15,000	15,926
5.5% 12/20/28 to 12/15/38	11,099	12,080
TOTAL GINNIE MAE		194,771
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,430,783)		1,437,874
Asset-Backed Securities - 1.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (j)	1,084	811
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (j)	35	34
Class M2, 1.9115% 3/25/34 (j)	219	178
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (j)	108	101
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (j)	108	1
Class M5, 0.6515% 4/25/36 (j)	6	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (j)	32	6
Series 2007-D1 Class D, 1.662% 1/22/13 (d)(j)	6,136	61
Airspeed Ltd. Series 2007-1A Class C1, 2.7658% 6/15/32 (d)(j)	6,122	2,816
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	4,884	5,008
Series 2011-1 Class A2, 2.15% 1/15/16	16,042	16,018
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	648	665
Class E, 6.96% 3/8/16 (d)	2,566	2,626
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (j)	$ 61	$ 52
Series 2004-R2 Class M3, 0.8115% 4/25/34 (j)	85	22
Series 2005-R2 Class M1, 0.7115% 4/25/35 (j)	1,307	1,122
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (j)	30	24
Series 2004-W7 Class M1, 0.8115% 5/25/34 (j)	808	559
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (j)	883	316
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (j)	1,690	1,373
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (j)	149	4
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(j)	5,160	0*
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	4,230	4,381
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (j)	385	385
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (j)	1,028	931
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (j)	75	75
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	62	62
Class C, 5.31% 6/15/12	742	752
Series 2007-1 Class C, 5.38% 11/15/12	264	274
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (d)(j)	363	272
Class B, 1.012% 7/20/39 (d)(j)	355	163
Class C, 1.362% 7/20/39 (d)(j)	456	68
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	535	544
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (j)	722	46
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (j)	572	2
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (j)	127	10
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (j)	251	15
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (j)	1,140	429
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (j)	484	75
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (j)	31	31
Series 2007-4 Class A1A, 0.36% 9/25/37 (j)	226	216
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	$ 1,666	$ 0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5106% 3/25/32 (MGIC Investment Corp. Insured) (j)	61	23
Series 2004-3 Class M4, 1.2315% 4/25/34 (j)	101	42
Series 2004-4 Class M2, 1.0565% 6/25/34 (j)	372	213
Series 2005-3 Class MV1, 0.6815% 8/25/35 (j)	538	515
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (j)	63	62
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	241	245
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (j)	25	18
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (j)	231	133
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (j)	3,565	1,319
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (j)	14	4
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	2,736	2,745
Series 2006-C:
Class B, 5.3% 6/15/12	409	415
Class D, 6.89% 5/15/13 (d)	1,938	1,976
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,100	1,154
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (j)	488	487
Series 2010-1 Class A, 1.9158% 12/15/14 (d)(j)	4,254	4,338
Series 2010-5 Class A1, 1.5% 9/15/15	5,563	5,516
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	28	28
Series 2007-1:
Class A4, 5.03% 2/16/15	116	116
Class C, 5.43% 2/16/15	279	278
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (j)	600	297
Class M4, 0.9415% 1/25/35 (j)	231	73
Series 2006-D Class M1, 0.4915% 11/25/36 (j)	169	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(j)	2,174	1,283
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,344	1,070
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (d)(j)	156	146
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.4458% 11/15/34 (d)(j)	$ 1,183	$ 982
Class B, 0.5458% 11/15/34 (d)(j)	429	279
Class C, 0.6458% 11/15/34 (d)(j)	709	355
Class D, 1.0158% 11/15/34 (d)(j)	339	81
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (j)	421	351
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	22	23
Class C, 5.74% 12/15/14	20	20
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	279	56
Class M1, 0.9115% 6/25/34 (j)	1,630	1,140
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (j)	660	38
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (d)(j)	63	32
Series 2006-3:
Class B, 0.6615% 9/25/46 (d)(j)	519	260
Class C, 0.8115% 9/25/46 (d)(j)	1,211	291
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (j)	198	144
Series 2003-3 Class M1, 1.5515% 8/25/33 (j)	495	411
Series 2003-5 Class A2, 0.9615% 12/25/33 (j)	21	15
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (j)	58	57
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (j)	791	771
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (j)	3	3
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (j)	464	387
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (j)	913	384
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (j)	116	5
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (j)	913	785
Class MV1, 0.4915% 11/25/36 (j)	741	491
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (j)	326	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (j)	474	407
Series 2006-A Class 2C, 1.4528% 3/27/42 (j)	1,605	296
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	901	911
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (j)	$ 60	$ 38
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	16	15
Class C, 5.691% 10/20/28 (d)	7	7
Class D, 6.01% 10/20/28 (d)	69	57
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (j)	327	18
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (j)	496	26
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (j)	83	55
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	49	50
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (j)	299	234
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (j)	1,225	1,120
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (j)	6	6
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (j)	1,741	1,429
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (j)	36	30
Series 2004-NC8 Class M6, 1.5115% 9/25/34 (j)	101	42
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (j)	253	179
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (j)	264	40
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (j)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	6,600	908
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	8,938	69
Series 2006-2 Class AIO, 6% 8/25/11 (l)	5,162	106
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	27,151	1,222
Series 2006-4:
Class A1, 0.2915% 3/25/25 (j)	81	80
Class AIO, 6.35% 2/27/12 (l)	20,073	1,068
Class D, 1.3615% 5/25/32 (j)	1,227	29
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	23,975	1,798
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	17,719	1,479
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (j)	903	598
Series 2005-D Class M2, 0.7315% 2/25/36 (j)	429	39
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (b)(d)(j)	449	0
Series 2006-1A Class A, 1.662% 3/20/49 (b)(d)(j)	933	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (j)	$ 36	$ 35
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (j)	79	77
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (j)	337	214
Class M4, 1.7115% 9/25/34 (j)	433	202
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (j)	1,296	1,201
Class M3, 0.8215% 1/25/36 (j)	302	214
Class M4, 1.0915% 1/25/36 (j)	935	386
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (j)	1,149	29
Class M9, 2.1415% 5/25/35 (j)	16	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (d)(j)	1,928	1,927
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (j)	407	13
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (j)	34	33
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (j)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (j)	966	800
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (j)	42	1
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (j)	21	9
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (j)	7	7
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (d)(j)	447	421
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (j)	805	71
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (j)	56	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	382	393
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (j)	18	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (d)(j)	1,713	51
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	$ 249	$ 252
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (d)(j)	5,126	5,109
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (d)(j)	1,419	639
TOTAL ASSET-BACKED SECURITIES (Cost $96,256)		94,891
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (d)(j)	904	897
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (j)	896	442
Class C, 5.6983% 4/10/49 (j)	2,392	1,034
Class D, 5.6983% 4/10/49 (j)	1,197	435
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	3,128	3,188
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (j)	901	851
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (j)	955	867
Series 2004-A Class 2A2, 2.9991% 2/25/34 (j)	124	111
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	75	68
Class 2A2, 3.0527% 3/25/34 (j)	563	542
Series 2004-D Class 2A2, 2.9567% 5/25/34 (j)	842	773
Series 2004-G Class 2A7, 3.0214% 8/25/34 (j)	777	700
Series 2004-H Class 2A1, 3.1667% 9/25/34 (j)	696	631
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (d)(j)(l)	32,855	2,398
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (j)	1,363	1,134
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (d)(j)(l)	2,101	24
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (j)	$ 840	$ 835
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (j)	1,004	1,006
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (j)	1,095	1,158
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (j)	720	715
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	550
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (d)(j)	817	815
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (j)	989	926
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	4,396	4,352
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (j)	871	842
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (d)(j)	2,097	2,085
Class C2, 0.7731% 10/18/54 (d)(j)	703	697
Class M2, 0.5531% 10/18/54 (d)(j)	1,204	1,182
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (d)(j)	1,711	1,670
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (j)	117	76
Series 2006-1A Class C2, 1.463% 12/20/54 (d)(j)	5,059	3,255
Series 2006-2 Class C1, 0.733% 12/20/54 (j)	4,271	2,748
Series 2006-3 Class C2, 0.763% 12/20/54 (j)	890	573
Series 2006-4:
Class B1, 0.353% 12/20/54 (j)	2,694	2,223
Class C1, 0.643% 12/20/54 (j)	2,064	1,328
Class M1, 0.433% 12/20/54 (j)	710	536
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (j)	1,688	1,086
Class 1M1, 0.563% 12/20/54 (j)	894	675
Class 2C1, 1.223% 12/20/54 (j)	768	494
Class 2M1, 0.763% 12/20/54 (j)	1,148	867
Series 2007-2 Class 2C1, 0.694% 12/17/54 (j)	1,992	1,282
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (j)	341	256
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (j)	$ 369	$ 320
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (j)	232	155
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,077	2,150
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (j)	1,303	1,089
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (j)	840	814
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (j)	952	915
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	492	529
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (j)	640	442
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (j)	228	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (j)	1,091	784
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (d)(j)	190	179
Class C, 0.456% 6/15/22 (d)(j)	936	831
Class D, 0.466% 6/15/22 (d)(j)	452	386
Class E, 0.476% 6/15/22 (d)(j)	576	485
Class F, 0.506% 6/15/22 (d)(j)	955	790
Class G, 0.576% 6/15/22 (d)(j)	271	220
Class H, 0.596% 6/15/22 (d)(j)	433	345
Class J, 0.636% 6/15/22 (d)(j)	505	380
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (j)	1,121	1,069
Series 2005-A2 Class A7, 2.6496% 2/25/35 (j)	766	716
Series 2006-A6 Class A4, 3.1889% 10/25/33 (j)	742	714
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (j)	1,445	1,184
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (j)	1,797	117
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (j)	2,587	2,264
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (d)(j)	923	750
Class B6, 3.114% 7/10/35 (d)(j)	1,223	937
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 497	$ 522
Series 2004-SL3 Class A1, 7% 8/25/16	26	26
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (d)(j)	237	194
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	193
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	25	19
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (j)	327	317
Series 2003-20 Class 1A1, 5.5% 7/25/33	249	255
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (j)	2,073	1,475
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (j)	569	541
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (j)	1,519	1,367
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7616% 11/25/34 (j)	1,734	1,670
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (j)	1,901	1,803
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (j)	1,276	1,194
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (j)	1,047	956
Series 2006-AR8 Class 3A1, 2.8958% 4/25/36 (j)	10,658	9,725
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,220)		85,150
Commercial Mortgage Securities - 7.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (j)	805	857
Class A3, 7.1185% 2/14/43 (j)	869	939
Class A6, 7.4385% 2/14/43 (j)	1,281	1,361
Class PS1, 1.4561% 2/14/43 (j)(l)	4,082	97
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (j)	1,279	1,377
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	6,816	7,449
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,271
Series 2007-2 Class A1, 5.421% 4/10/49	60	61
Series 2007-4 Class A3, 5.8093% 2/10/51 (j)	1,092	1,152
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-6 Class E, 5.619% 10/10/45 (d)	$ 633	$ 182
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	1,828	1,906
Class A4, 5.6579% 6/10/49 (j)	2,283	2,438
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,398	2,555
Series 2004-2:
Class A3, 4.05% 11/10/38	227	230
Class A4, 4.153% 11/10/38	1,389	1,433
Series 2005-1 Class A3, 4.877% 11/10/42	998	1,000
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	79	79
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	620
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	343	338
Class K, 6.15% 5/11/35 (d)	509	485
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	3,402	3,532
Series 2007-1 Class B, 5.543% 1/15/49	659	529
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (d)(j)	470	461
Class D, 0.6258% 3/15/22 (d)(j)	476	443
Class E, 0.6658% 3/15/22 (d)(j)	393	358
Class F, 0.7358% 3/15/22 (d)(j)	489	435
Class G, 0.7958% 3/15/22 (d)(j)	317	275
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (d)(j)	704	679
Class D, 0.4758% 10/15/19 (d)(j)	860	804
Class E, 0.5058% 10/15/19 (d)(j)	797	725
Class F, 0.5758% 10/15/19 (d)(j)	1,885	1,658
Class G, 0.5958% 10/15/19 (d)(j)	759	638
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (d)(j)	61	44
Series 2004-1:
Class A, 0.6215% 4/25/34 (d)(j)	782	692
Class B, 2.1615% 4/25/34 (d)(j)	87	49
Class M1, 0.8215% 4/25/34 (d)(j)	88	68
Class M2, 1.4615% 4/25/34 (d)(j)	81	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 0.6915% 8/25/34 (d)(j)	$ 637	$ 554
Class M1, 0.8415% 8/25/34 (d)(j)	145	107
Series 2004-3:
Class A1, 0.6315% 1/25/35 (d)(j)	1,428	1,228
Class A2, 0.6815% 1/25/35 (d)(j)	205	154
Class M1, 0.7615% 1/25/35 (d)(j)	247	178
Class M2, 1.2615% 1/25/35 (d)(j)	124	84
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (d)(j)	1,092	890
Class M1, 0.6915% 8/25/35 (d)(j)	72	48
Class M2, 0.7415% 8/25/35 (d)(j)	95	59
Class M3, 0.7615% 8/25/35 (d)(j)	66	40
Class M4, 0.8715% 8/25/35 (d)(j)	60	34
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (d)(j)	436	355
Class A2, 0.6615% 11/25/35 (d)(j)	407	322
Class M1, 0.7015% 11/25/35 (d)(j)	109	72
Class M2, 0.7515% 11/25/35 (d)(j)	82	51
Class M3, 0.7715% 11/25/35 (d)(j)	73	42
Class M4, 0.8615% 11/25/35 (d)(j)	92	49
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (d)(j)	1,004	783
Class B1, 1.6615% 1/25/36 (d)(j)	109	41
Class M1, 0.7115% 1/25/36 (d)(j)	324	215
Class M2, 0.7315% 1/25/36 (d)(j)	122	76
Class M3, 0.7615% 1/25/36 (d)(j)	178	101
Class M4, 0.8715% 1/25/36 (d)(j)	98	51
Class M5, 0.9115% 1/25/36 (d)(j)	98	47
Class M6, 0.9615% 1/25/36 (d)(j)	105	43
Series 2006-1:
Class A2, 0.6215% 4/25/36 (d)(j)	193	155
Class M1, 0.6415% 4/25/36 (d)(j)	117	76
Class M2, 0.6615% 4/25/36 (d)(j)	124	76
Class M3, 0.6815% 4/25/36 (d)(j)	107	61
Class M4, 0.7815% 4/25/36 (d)(j)	60	32
Class M5, 0.8215% 4/25/36 (d)(j)	59	28
Class M6, 0.9015% 4/25/36 (d)(j)	117	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (d)(j)	$ 2,674	$ 2,139
Class A2, 0.5415% 7/25/36 (d)(j)	173	131
Class B1, 1.1315% 7/25/36 (d)(j)	110	39
Class B3, 2.9615% 7/25/36 (d)(j)	98	25
Class M1, 0.5715% 7/25/36 (d)(j)	181	103
Class M2, 0.5915% 7/25/36 (d)(j)	128	68
Class M3, 0.6115% 7/25/36 (d)(j)	106	51
Class M4, 0.6815% 7/25/36 (d)(j)	121	52
Class M5, 0.7315% 7/25/36 (d)(j)	88	36
Class M6, 0.8015% 7/25/36 (d)(j)	131	47
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (d)(j)	117	21
Class B2, 1.6115% 10/25/36 (d)(j)	143	21
Class B3, 2.8615% 10/25/36 (d)(j)	137	16
Class M4, 0.6915% 10/25/36 (d)(j)	129	48
Class M5, 0.7415% 10/25/36 (d)(j)	154	51
Class M6, 0.8215% 10/25/36 (d)(j)	302	76
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (d)(j)	507	408
Class A2, 0.5315% 12/25/36 (d)(j)	2,574	1,930
Class B1, 0.9615% 12/25/36 (d)(j)	160	28
Class B2, 1.5115% 12/25/36 (d)(j)	164	25
Class B3, 2.7115% 12/25/36 (d)(j)	172	20
Class M1, 0.5515% 12/25/36 (d)(j)	207	120
Class M2, 0.5715% 12/25/36 (d)(j)	138	75
Class M3, 0.6015% 12/25/36 (d)(j)	140	69
Class M4, 0.6615% 12/25/36 (d)(j)	168	74
Class M5, 0.7015% 12/25/36 (d)(j)	153	64
Class M6, 0.7815% 12/25/36 (d)(j)	138	51
Series 2007-1:
Class A2, 0.5315% 3/25/37 (d)(j)	555	394
Class B1, 0.9315% 3/25/37 (d)(j)	221	44
Class B2, 1.4115% 3/25/37 (d)(j)	160	26
Class B3, 3.6115% 3/25/37 (d)(j)	351	39
Class M1, 0.5315% 3/25/37 (d)(j)	195	94
Class M2, 0.5515% 3/25/37 (d)(j)	146	63
Class M3, 0.5815% 3/25/37 (d)(j)	193	73
Class M4, 0.6315% 3/25/37 (d)(j)	157	55
Class M5, 0.6815% 3/25/37 (d)(j)	163	51
Class M6, 0.7615% 3/25/37 (d)(j)	227	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (d)(j)	$ 1,405	$ 1,040
Class A2, 0.5815% 7/25/37 (d)(j)	1,316	645
Class B1, 1.8615% 7/25/37 (d)(j)	394	51
Class B2, 2.5115% 7/25/37 (d)(j)	343	41
Class B3, 3.6115% 7/25/37 (d)(j)	385	35
Class M1, 0.6315% 7/25/37 (d)(j)	449	142
Class M2, 0.6715% 7/25/37 (d)(j)	293	85
Class M3, 0.7515% 7/25/37 (d)(j)	296	73
Class M4, 0.9115% 7/25/37 (d)(j)	492	88
Class M5, 1.0115% 7/25/37 (d)(j)	434	65
Class M6, 1.2615% 7/25/37 (d)(j)	551	77
Series 2007-3:
Class A2, 0.5515% 7/25/37 (d)(j)	553	370
Class B1, 1.2115% 7/25/37 (d)(j)	333	43
Class B2, 1.8615% 7/25/37 (d)(j)	858	86
Class B3, 4.2615% 7/25/37 (d)(j)	445	36
Class M1, 0.5715% 7/25/37 (d)(j)	293	132
Class M2, 0.6015% 7/25/37 (d)(j)	313	110
Class M3, 0.6315% 7/25/37 (d)(j)	504	151
Class M4, 0.7615% 7/25/37 (d)(j)	794	222
Class M5, 0.8615% 7/25/37 (d)(j)	402	88
Class M6, 1.0615% 7/25/37 (d)(j)	305	61
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (d)(j)	240	8
Class B2, 3.7115% 9/25/37 (d)(j)	695	17
Class M1, 1.2115% 9/25/37 (d)(j)	232	35
Class M2, 1.3115% 9/25/37 (d)(j)	232	28
Class M4, 1.8615% 9/25/37 (d)(j)	471	42
Class M5, 2.0115% 9/25/37 (d)(j)	471	33
Class M6, 2.2115% 9/25/37 (d)(j)	472	28
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,052	107
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,307	867
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (d)(j)	510	426
Class H, 0.9158% 3/15/19 (d)(j)	429	319
Class J, 1.1158% 3/15/19 (d)(j)	323	229
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (d)(j)	$ 489	$ 401
Class E, 0.5658% 3/15/22 (d)(j)	2,030	1,563
Class F, 0.6158% 3/15/22 (d)(j)	1,246	897
Class G, 0.6658% 3/15/22 (d)(j)	401	277
Class H, 0.8158% 3/15/22 (d)(j)	489	308
Class J, 0.9658% 3/15/22 (d)(j)	489	245
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	294	298
Series 2004-PWR3 Class A3, 4.487% 2/11/41	632	642
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	66	67
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (j)	641	697
Series 2007-PW17 Class A1, 5.282% 6/11/50	381	387
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	189	193
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (d)(j)(l)	9,682	30
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,864	4,048
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (d)(j)(l)	15,640	280
Series 2006-T22 Class A4, 5.514% 4/12/38 (j)	137	150
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (d)(j)	176	118
Class C, 5.7174% 6/11/40 (d)(j)	146	82
Class D, 5.7174% 6/11/40 (d)(j)	146	76
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (d)(j)(l)	119,638	1,442
Series 2007-T28 Class X2, 0.1785% 9/11/42 (d)(j)(l)	58,943	444
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (d)(j)	542	404
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,367
Class XCL, 2.1173% 5/15/35 (d)(j)(l)	14,616	322
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	5,729
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (d)(j)	391	381
Class G, 0.594% 8/15/21 (d)(j)	326	305
Class H, 0.634% 8/15/21 (d)(j)	261	235
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	1,655	1,498
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
floater Series
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	$ 272	$ 273
Class A2, 5.6981% 12/10/49 (j)	1,093	1,135
Class A4, 5.6981% 12/10/49 (j)	3,631	3,935
Series 2007-FL3A Class A2, 0.4058% 4/15/22 (d)(j)	3,955	3,795
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	857	865
Class A4, 5.322% 12/11/49	12,679	13,364
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,097
Class C, 5.476% 12/11/49	2,061	721
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (j)	1,095	1,173
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	1,807
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (d)(j)	2,955	2,748
Class C, 0.5358% 4/15/17 (d)(j)	881	811
Class D, 0.5758% 4/15/17 (d)(j)	601	547
Class E, 0.6358% 4/15/17 (d)(j)	192	171
Class F, 0.6758% 4/15/17 (d)(j)	109	93
Class G, 0.8158% 4/15/17 (d)(j)	109	89
Class H, 0.8858% 4/15/17 (d)(j)	109	84
Class J, 1.1158% 4/15/17 (d)(j)	104	73
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (d)(j)	836	794
Class D, 0.6058% 11/15/17 (d)(j)	44	41
Class E, 0.6558% 11/15/17 (d)(j)	154	142
Class F, 0.7158% 11/15/17 (d)(j)	118	107
Class G, 0.7658% 11/15/17 (d)(j)	81	73
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (d)(j)	1,560	1,443
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	11	11
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,121	3,243
Class A4, 5.306% 12/10/46	14,677	15,520
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	$ 1,851	$ 1,851
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,267
Series 2007-C9 Class A4, 5.8148% 12/10/49 (j)	2,423	2,647
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (d)(j)(l)	1,844	0*
Series 2006-C8:
Class B, 5.44% 12/10/46	1,896	1,252
Class XP, 0.4911% 12/10/46 (j)(l)	11,356	138
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,651	6,043
Series 2007-C2 Class A3, 5.542% 1/15/49 (j)	2,190	2,300
Series 2007-C3 Class A4, 5.7203% 6/15/39 (j)	658	701
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,232	6,524
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (j)(l)	6,913	125
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,043
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (d)(j)	3,907	3,047
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,095	1,121
Series 2002-CP5 Class A1, 4.106% 12/15/35	54	54
Series 2004-C1:
Class A3, 4.321% 1/15/37	185	187
Class A4, 4.75% 1/15/37	510	536
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (j)(l)	3,411	13
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (d)(j)(l)	9,648	37
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (d)(j)(l)	66,274	11
Series 2006-C1 Class A3, 5.5457% 2/15/39 (j)	5,781	6,115
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (d)(j)	414	373
Class C:
0.4358% 2/15/22 (d)(j)	1,180	1,038
0.5358% 2/15/22 (d)(j)	421	354
Class F, 0.5858% 2/15/22 (d)(j)	843	692
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (j)(l)	25,686	250
Class B, 5.487% 2/15/40 (d)(j)	1,677	252
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 390	$ 390
Class G, 6.936% 3/15/33 (d)	903	906
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,444	5,737
Series 2001-1 Class X1, 0.9778% 5/15/33 (d)(j)(l)	5,006	54
Series 2007-C1 Class XP, 0.2003% 12/10/49 (j)(l)	23,826	126
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (j)(l)	4,597	20
Series 2005-C1 Class X2, 0.5542% 5/10/43 (j)(l)	5,224	39
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (d)(j)	412	389
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,190	2,295
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,184	3,401
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (d)(j)(l)	22,965	152
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (j)	2,887	3,046
Class A4, 5.8829% 7/10/38 (j)	8,476	9,309
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	31,597	281
GS Mortgage Securities Corp. II:
floater: Series 2006-FL8A:
Class C, 0.503% 6/6/20 (d)(j)	69	65
Class D, 0.543% 6/6/20 (d)(j)	261	240
Class E, 0.633% 6/6/20 (d)(j)	302	272
Class F, 0.703% 6/6/20 (d)(j)	528	465
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(j)	1,041	1,016
Class D, 2.3636% 3/6/20 (d)(j)	6,868	6,683
Class F, 2.8433% 3/6/20 (d)(j)	107	104
Class G, 3.0177% 3/6/20 (d)(j)	54	52
Class H, 3.5846% 3/6/20 (d)(j)	479	459
Class J, 4.4568% 3/6/20 (d)(j)	686	644
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	339	343
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (d)(j)(l)	24,991	222
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,642	1,664
Series 2007-GG10:
Class A1, 5.69% 8/10/45	20	20
Class A2, 5.778% 8/10/45	522	535
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)

JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (d)(j)(l)	$ 1,674	$ 0
Series 2006-LDP7 Class A4, 5.8745% 4/15/45 (j)	2,953	3,233
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (d)(j)	713	670
Class C, 0.4758% 11/15/18 (d)(j)	506	476
Class D, 0.4958% 11/15/18 (d)(j)	200	188
Class E, 0.5458% 11/15/18 (d)(j)	288	254
Class F, 0.5958% 11/15/18 (d)(j)	345	297
floater Series 2006-FLA2:
Class G, 0.6258% 11/15/18 (d)(j)	300	252
Class H, 0.7658% 11/15/18 (d)(j)	288	233
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	698	751
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	520	538
Class A3, 5.336% 5/15/47	457	486
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (j)	3,840	4,136
Series 2007-CB20 Class A4, 5.794% 2/12/51	5,462	5,932
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (j)	3,074	3,181
Series 2007-LDP10 Class A1, 5.122% 1/15/49	17	17
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,481	2,537
Class A3, 5.412% 1/15/49	17,842	18,963
Series 2005-CB13 Class E, 5.3502% 1/12/43 (d)(j)	694	72
Series 2006-CB17 Class A3, 5.45% 12/12/43	312	323
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (j)	93	55
Class C, 5.7447% 2/12/49 (j)	245	125
Class D, 5.7447% 2/12/49 (j)	257	120
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	209	134
Class CS, 5.466% 1/15/49 (j)	90	49
Class ES, 5.5411% 1/15/49 (d)(j)	566	144
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	371	371
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (j)	19,559	21,104
Series 1998-C1 Class D, 6.98% 2/18/30	328	328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 10	$ 10
Series 2006-C1 Class A2, 5.084% 2/15/31	277	278
Series 2006-C6:
Class A1, 5.23% 9/15/39	94	94
Class A2, 5.262% 9/15/39 (j)	1,911	1,930
Series 2006-C7:
Class A1, 5.279% 11/15/38	35	35
Class A2, 5.3% 11/15/38	1,204	1,224
Series 2006-C7:
Class A3, 5.347% 11/15/38	816	874
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	83	85
Class A4, 5.424% 2/15/40	6,667	7,153
Series 2007-C2 Class A3, 5.43% 2/15/40	1,996	2,130
Series 2001-C3 Class B, 6.512% 6/15/36	2,117	2,149
Series 2001-C7 Class D, 6.514% 11/15/33	1,204	1,232
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (d)(j)(l)	12,644	5
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (j)(l)	4,247	34
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	6,323	105
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (j)(l)	2,356	30
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,368	1,477
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,254
Class XCP, 0.2848% 9/15/45 (j)(l)	105,287	1,036
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (d)(j)	351	316
Class E, 0.5558% 9/15/21 (d)(j)	1,265	1,113
Class F, 0.6058% 9/15/21 (d)(j)	723	615
Class G, 0.6258% 9/15/21 (d)(j)	1,429	1,158
Class H, 0.6658% 9/15/21 (d)(j)	369	288
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,943	1,992
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	32	32
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,579	2,610
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (j)	1,798	1,832
Series 2005-LC1 Class F, 5.3853% 1/12/44 (d)(j)	953	486
Series 2006-C1 Class A2, 5.6109% 5/12/39 (j)	1,295	1,334
Series 2007-C1 Class A4, 5.8261% 6/12/50 (j)	4,145	4,500
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
sequential payer:
Series 2008-C1 Class A4, 5.69% 2/12/51	$ 2,338	$ 2,504
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (j)	499	487
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (j)	1,165	1,211
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	941	1,000
Series 2007-5:
Class A3, 5.364% 8/12/48	427	439
Class A4, 5.378% 8/12/48	55	58
Class B, 5.479% 2/12/17	3,285	1,443
Series 2007-6:
Class A1, 5.175% 3/12/51	37	38
Class A4, 5.485% 3/12/51 (j)	2,594	2,724
Series 2007-7 Class A4, 5.7439% 6/12/50 (j)	3,832	4,076
Series 2007-8 Class A1, 4.622% 8/12/49	165	167
Series 2006-4 Class XP, 0.6112% 12/12/49 (j)(l)	23,869	459
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	536
Series 2007-7 Class B, 5.75% 6/12/50	1,409	320
Series 2007-8 Class A3, 5.9645% 8/12/49 (j)	944	1,022
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (d)(j)	227	118
Series 2007-XCLA Class A1, 0.466% 7/17/17 (d)(j)	1,545	1,391
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (d)(j)	629	528
Class D, 0.456% 10/15/20 (d)(j)	422	317
Class E, 0.516% 10/15/20 (d)(j)	528	343
Class F, 0.566% 10/15/20 (d)(j)	397	199
Class G, 0.606% 10/15/20 (d)(j)	491	197
Class H, 0.696% 10/15/20 (d)(j)	309	31
Class J, 0.846% 10/15/20 (d)(j)	353	18
Class MHRO, 0.956% 10/15/20 (d)(j)	417	133
Class MJPM, 1.266% 10/15/20 (d)(j)	29	22
Class MSTR, 0.966% 10/15/20 (d)(j)	300	96
Class NHRO, 1.156% 10/15/20 (d)(j)	503	111
Class NSTR, 1.116% 10/15/20 (d)(j)	276	61
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (d)(j)(l)	3,777	18
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,626	1,668
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: (continued)
sequential payer:
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	$ 75	$ 75
Class A31, 5.439% 2/12/44 (j)	8,687	9,022
Series 2007-IQ13 Class A1, 5.05% 3/15/44	159	160
Series 2007-IQ14 Class A1, 5.38% 4/15/49	118	120
Series 2007-IQ15 Class A4, 5.8793% 6/11/49 (j)	4,988	5,412
Series 2007-T25 Class A1, 5.391% 11/12/49	105	107
Series 2007-T27 Class A4, 5.6497% 6/11/42 (j)	4,010	4,369
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (d)(j)(l)	8,119	40
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (d)(j)(l)	14,512	140
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (d)(j)(l)	5,430	50
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (j)	1,698	1,718
Series 2006-IQ11 Class A4, 5.7317% 10/15/42 (j)	329	360
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,095	712
Series 2006-T23 Class A3, 5.803% 8/12/41 (j)	559	597
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	1,986	1,490
Series 2007-HQ12 Class A4, 5.5971% 4/12/49 (j)	5,793	5,984
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	1,642	1,739
Class AAB, 5.654% 4/15/49	2,402	2,543
Class B, 5.7308% 4/15/49 (j)	269	148
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	100	102
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	681	687
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (d)(j)	809	776
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (d)(j)	1,099	855
Class F, 0.604% 8/11/18 (d)(j)	1,189	797
Class G, 0.624% 8/11/18 (d)(j)	1,126	691
Class J, 0.864% 8/11/18 (d)(j)	314	146
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (d)(j)	105	74
Class AP2, 1.0658% 6/15/20 (d)(j)	175	114
Class F, 0.7458% 6/15/20 (d)(j)	2,710	1,762
Class LXR1, 0.9658% 6/15/20 (d)(j)	169	142
Class LXR2, 1.0658% 6/15/20 (d)(j)	1,847	1,459
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - (continued)
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	$ 1,514	$ 1,525
Series 2006-C27 Class A2, 5.624% 7/15/45	891	898
Series 2006-C28 Class A4, 5.572% 10/15/48	5,427	5,812
Series 2006-C29:
Class A1, 5.11% 11/15/48	186	188
Class A3, 5.313% 11/15/48	2,908	3,041
Series 2007-C30:
Class A1, 5.031% 12/15/43	5	5
Class A3, 5.246% 12/15/43	940	967
Class A4, 5.305% 12/15/43	322	329
Class A5, 5.342% 12/15/43	1,172	1,223
Series 2007-C31:
Class A1, 5.14% 4/15/47	2	2
Class A4, 5.509% 4/15/47	2,475	2,606
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (j)	1,314	1,370
Class A3, 5.7456% 6/15/49 (j)	15,651	16,684
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	644
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(j)	1,055	1,013
Class 180B, 5.5782% 10/15/41 (d)(j)	480	451
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,012
Series 2005-C22:
Class B, 5.3619% 12/15/44 (j)	2,428	2,172
Class F, 5.3619% 12/15/44 (d)(j)	1,826	1,034
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,095	591
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	3,285	1,700
Class D, 5.513% 12/15/43 (j)	1,752	713
Class XP, 0.4403% 12/15/43 (d)(j)(l)	15,237	185
Series 2007-C31 Class C, 5.6933% 4/15/47 (j)	4,515	2,327
Series 2007-C31A Class A2, 5.421% 4/15/47	3,929	4,064
Series 2007-C32:
Class D, 5.7456% 6/15/49 (j)	823	443
Class E, 5.7456% 6/15/49 (j)	1,297	548
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (j)	$ 725	$ 782
Series 2007-C33 Class B, 5.8994% 2/15/51 (j)	1,841	1,358
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $349,497)		432,980
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (j)	1,835	1,791
California Gen. Oblig.:
7.5% 4/1/34	6,295	6,736
7.55% 4/1/39	4,599	4,963
Illinois Gen. Oblig.:
5.665% 3/1/18 (e)	3,235	3,242
5.877% 3/1/19 (e)	2,885	2,893
TOTAL MUNICIPAL SECURITIES (Cost $18,909)		19,625
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $410)	412	438
Fixed-Income Funds - 14.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	6,768,477	708,660
Fidelity Specialized High Income Central Fund (k)	1,212,444	123,936
TOTAL FIXED-INCOME FUNDS (Cost $799,069)		832,596
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $2,822)	$ 2,773	2,856
Cash Equivalents - 3.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $179,341)	$ 179,342	$ 179,341
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $6,466,186)		6,683,980
NET OTHER ASSETS (LIABILITIES) - (12.7)%		(754,648)
NET ASSETS - 100%		$ 5,929,332
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,116,000) (i)	Sept. 2037	$ 6,191	(5,787)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $5,250,000) (i)	Sept. 2037	16,823	(15,725)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $1,302,000) (i)	Sept. 2037	3,768	(3,522)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $4,321,000) (i)	Sept. 2037	12,583	(11,762)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,754,000) (i)

	Sept. 2037	$ 6,864	$ (6,416)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $3,716,000) (i)	Sept. 2037	11,237	(10,504)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	574	(318)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	563	(234)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	743	(281)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 561	$ (424)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	13,500	1,021
TOTAL CREDIT DEFAULT SWAPS		$ 73,597	$ (54,064)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.5176% with JPMorgan Chase, Inc.	Feb. 2041	52,089	(2,276)
		$ 125,686	$ (56,340)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,417,000 or 6.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $58,846,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$179,341,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 14,988
Bank of America NA	13,323
Barclays Capital, Inc.	7,419
Credit Agricole Securities (USA), Inc.	6,662
Deutsche Bank Securities, Inc.	7,644
Goldman, Sachs & Co.	1,665
HSBC Securities (USA), Inc.	19,985
ING Financial Markets LLC	12,324
J.P. Morgan Securities, Inc.	19,985
Merrill Lynch Government Securities, Inc.	5,995
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,197
Mizuho Securities USA, Inc.	36,639
RBC Capital Markets Corp.	1,665
Societe Generale, New York Branch	13,323
Wells Fargo Securities LLC	8,527
$ 179,341
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 13,516
Fidelity Specialized High Income Central Fund	4,961
Total	$ 18,477
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds *	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 12,151	$ 178,562	$ 708,660	7.1%
Fidelity Specialized High Income Central Fund	143,843	4,323	30,782	123,936	28.1%
Total	$ 1,028,996	$ 16,474	$ 209,344	$ 832,596
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,222,097	$ -	$ 1,222,097	$ -
U.S. Government and Government Agency Obligations	2,376,132	-	2,376,132	-
U.S. Government Agency - Mortgage Securities	1,437,874	-	1,437,874	-
Asset-Backed Securities	94,891	-	85,734	9,157
Collateralized Mortgage Obligations	85,150	-	80,723	4,427
Commercial Mortgage Securities	432,980	-	400,061	32,919
Municipal Securities	19,625	-	19,625	-
Supranational Obligations	438	-	438	-
Fixed-Income Funds	832,596	832,596	-	-
Preferred Securities	2,856	-	2,856	-
Cash Equivalents	179,341	-	179,341	-
Total Investments in Securities:	$ 6,683,980	$ 832,596	$ 5,804,881	$ 46,503
Derivative Instruments:
Assets
Swap Agreements	$ 1,021	$ -	$ 1,021	$ -
Liabilities
Swap Agreements	$ (57,361)	$ -	$ (56,699)	$ (662)
Total Derivative Instruments:	$ (56,340)	$ -	$ (55,678)	$ (662)
Other Financial Instruments:
Forward Committments	$ (1,724)	$ -	$ (1,724)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	429
Total Unrealized Gain (Loss)	9,310
Cost of Purchases	5,564
Proceeds of Sales	(11,331)
Amortization/Accretion	(38)
Transfers in to Level 3	6,477
Transfers out of Level 3	(32,166)
Ending Balance	$ 46,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 8,436
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	128
Transfers in to Level 3	-
Transfers out of Level 3	897
Ending Balance	$ (662)
Realized gain (loss) on Swap Agreements for the period	$ 37
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 128

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 1,021	$ (55,085)
Interest Rate Risk
Swap Agreements (a)	-	(2,276)
Total Value of Derivatives	$ 1,021	$ (57,361)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $488,600,000 of which $1,000, $107,986,000, $17,287,000, $179,146,000 and $184,180,000 will expire in fiscal 2013, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $179,341) - See accompanying schedule: Unaffiliated issuers (cost $5,667,117)	$ 5,851,384
Fidelity Central Funds (cost $799,069)	832,596
Total Investments (cost $6,466,186)		$ 6,683,980
Commitment to sell securities on a delayed delivery basis	(457,624)
Receivable for securities sold on a delayed delivery basis	455,900	(1,724)
Receivable for investments sold, regular delivery in Sub-Fund		44,252
Cash		375
Receivable for fund shares sold		6,447
Interest receivable		32,486
Unrealized appreciation on swap agreements		1,021
Other receivables		121
Total assets		6,766,958

Liabilities
Payable for investments purchased Regular delivery	$ 8,313
Delayed delivery	756,187
Payable for swap agreements	939
Payable for fund shares redeemed	11,447
Distributions payable	953
Unrealized depreciation on swap agreements	57,361
Accrued management fee	1,547
Distribution and service plan fees payable	75
Other affiliated payables	683
Other payables and accrued expenses	121
Total liabilities		837,626

Net Assets		$ 5,929,332
Net Assets consist of:
Paid in capital		$ 6,236,606
Undistributed net investment income		17,045
Accumulated undistributed net realized gain (loss) on investments		(489,856)
Net unrealized appreciation (depreciation) on investments		165,537
Net Assets		$ 5,929,332

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,536 ÷ 21,782.1 shares)	$ 7.42

Maximum offering price per share (100/96.00 of $7.42)	$ 7.73
Class T: Net Asset Value and redemption price per share ($46,994 ÷ 6,333.7 shares)	$ 7.42

Maximum offering price per share (100/96.00 of $7.42)	$ 7.73
Class B: Net Asset Value and offering price per share ($9,817 ÷ 1,322.2 shares)A	$ 7.42

Class C: Net Asset Value and offering price per share ($28,477 ÷ 3,835.0 shares)A	$ 7.43

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,657,440 ÷ 762,359.7 shares)	$ 7.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,068 ÷ 3,374.7 shares)	$ 7.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 110
Interest		109,131
Income from Fidelity Central Funds		18,477
Total income		127,718

Expenses
Management fee	$ 11,582
Transfer agent fees	3,783
Distribution and service plan fees	483
Fund wide operations fee	1,244
Independent trustees' compensation	15
Miscellaneous	15
Total expenses before reductions	17,122
Expense reduction	-	17,122
Net investment income (loss)		110,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,032
Fidelity Central Funds	10,615
Redemption in-kind with affiliated entities	65,117
Swap agreements	18,598
Total net realized gain (loss)		149,362
Change in net unrealized appreciation (depreciation) on: Investment securities	(207,913)
Swap agreements	(120)
Delayed delivery commitments	(2,124)
Total change in net unrealized appreciation (depreciation)		(210,157)
Net gain (loss)		(60,795)
Net increase (decrease) in net assets resulting from operations		$ 49,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,596	$ 261,967
Net realized gain (loss)	149,362	175,333
Change in net unrealized appreciation (depreciation)	(210,157)	359,702
Net increase (decrease) in net assets resulting from operations	49,801	797,002
Distributions to shareholders from net investment income	(109,470)	(247,482)
Share transactions - net increase (decrease)	(1,659,246)	891,216
Total increase (decrease) in net assets	(1,718,915)	1,440,736

Net Assets
Beginning of period	7,648,247	6,207,511
End of period (including undistributed net investment income of $17,045 and undistributed net investment income of $15,919, respectively)	$ 5,929,332	$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment income (loss)E	.100	.254	.303	.331	.353	.118	.298
Net realized and unrealized gain (loss)	(.051)	.566	.007H	(.303)	(.161)	.092	(.206)
Total from investment operations	.049	.820	.310	.028	.192	.210	.092
Distributions from net investment income	(.099)	(.240)	(.310)	(.311)	(.352)	(.100)	(.282)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.099)	(.240)	(.310)	(.318)	(.362)	(.100)	(.352)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	.66%	12.10%	4.89%	.36%	2.61%	2.92%	1.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	.78%A	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of fee waivers, if any	.78%A	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of all reductions	.78%A	.77%	.79%	.80%	.74%	.71%A	.71%
Net investment income (loss)	2.72%A	3.55%	4.67%	4.67%	4.83%	4.86%A	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 173	$ 145	$ 79	$ 79	$ 46	$ 37
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.099	.252	.302	.332	.350	.116	.290
Net realized and unrealized gain (loss)	(.051)	.555	.016H	(.303)	(.163)	.091	(.216)
Total from investment operations	.048	.807	.318	.029	.187	.207	.074
Distributions from net investment income	(.098)	(.237)	(.308)	(.312)	(.347)	(.097)	(.274)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.098)	(.237)	(.308)	(.319)	(.357)	(.097)	(.344)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	.65%	11.90%	5.02%	.36%	2.54%	2.89%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	.81%A	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of fee waivers, if any	.81%A	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of all reductions	.81%A	.80%	.82%	.79%	.79%	.81%A	.83%
Net investment income (loss)	2.69%A	3.51%	4.65%	4.67%	4.77%	4.76%A	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 53	$ 46	$ 53	$ 68	$ 59	$ 57
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.073	.201	.257	.281	.299	.099	.239
Net realized and unrealized gain (loss)	(.061)	.566	.016H	(.313)	(.164)	.102	(.216)
Total from investment operations	.012	.767	.273	(.032)	.135	.201	.023
Distributions from net investment income	(.072)	(.187)	(.263)	(.261)	(.295)	(.081)	(.223)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.072)	(.187)	(.263)	(.268)	(.305)	(.081)	(.293)
Net asset value, end of period	$ 7.42	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	.16%	11.26%	4.29%	(.49)%	1.83%	2.79%	.28%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of all reductions	1.52%A	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Net investment income (loss)	1.98%A	2.81%	3.95%	3.96%	4.07%	4.07%A	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 12	$ 11	$ 9	$ 10	$ 9	$ 9
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006M	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment income (loss)E	.072	.200	.255	.278	.294	.097	.233
Net realized and unrealized gain (loss)	(.051)	.566	.005H	(.304)	(.163)	.102	(.216)
Total from investment operations	.021	.766	.260	(.026)	.131	.199	.017
Distributions from net investment income	(.071)	(.186)	(.260)	(.257)	(.291)	(.079)	(.217)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.071)	(.186)	(.260)	(.264)	(.301)	(.079)	(.287)
Net asset value, end of period	$ 7.43	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	.28%	11.24%	4.09%	(.40)%	1.77%	2.76%	.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of fee waivers, if any	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of all reductions	1.54%A	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Net investment income (loss)	1.96%A	2.79%	3.91%	3.91%	4.02%	3.99%A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 35	$ 27	$ 14	$ 17	$ 10	$ 9
Portfolio turnover rateG	263%A,N	174%L	119%J,L	231%	181%L	206%A,J	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended April 30. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006L	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment income (loss)D	.113	.277	.326	.356	.376	.124	.317
Net realized and unrealized gain (loss)	(.052)	.556	.015G	(.313)	(.153)	.092	(.206)
Total from investment operations	.061	.833	.341	.043	.223	.216	.111
Distributions from net investment income	(.111)	(.263)	(.331)	(.336)	(.373)	(.106)	(.301)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.111)	(.263)	(.331)	(.343)	(.383)	(.106)	(.371)
Net asset value, end of period	$ 7.42	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24
Total ReturnB,C	.82%	12.29%	5.39%	.57%	3.05%	3.01%	1.48%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%A	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of fee waivers, if any	.45%A	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of all reductions	.45%A	.45%	.46%	.44%	.44%	.45%A	.46%
Net investment income (loss)	3.04%A	3.86%	5.00%	5.02%	5.13%	5.12%A	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 5,657	$ 7,345	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018
Portfolio turnover rateF	263%A,M	174%K	119%I,K	231%	181%K	206%A,I	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006L	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Income from Investment Operations
Net investment income (loss)D	.111	.274	.322	.353	.374	.124	.313
Net realized and unrealized gain (loss)	(.051)	.565	.005G	(.303)	(.163)	.091	(.205)
Total from investment operations	.060	.839	.327	.050	.211	.215	.108
Distributions from net investment income	(.110)	(.259)	(.327)	(.333)	(.371)	(.105)	(.298)
Distributions from net realized gain	-	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.110)	(.259)	(.327)	(.340)	(.381)	(.105)	(.368)
Net asset value, end of period	$ 7.43	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25
Total ReturnB,C	.80%	12.38%	5.16%	.66%	2.88%	2.99%	1.44%
Ratios to Average Net AssetsE,H
Expenses before reductions	.49%A	.50%	.53%	.50%	.48%	.49% A	.50%
Expenses net of fee waivers, if any	.49%A	.50%	.53%	.50%	.48%	.49% A	.50%
Expenses net of all reductions	.49%A	.50%	.53%	.49%	.47%	.49% A	.50%
Net investment income (loss)	3.01%A	3.82%	4.94%	4.97%	5.10%	5.07% A	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 30	$ 27	$ 34	$ 41	$ 29	$ 26
Portfolio turnover rateF	263%A,M	174%K	119%I,K	231%	181%K	206%A,I	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended April 30. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,117
Gross unrealized depreciation	(76,670)
Net unrealized appreciation (depreciation) on securities and other investments	$ 136,447

Tax cost	$ 6,547,533

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (5,302)	$ 6,319
Interest Rate Risk
Swap Agreements	23,900	(6,439)
Totals (a)	$ 18,598	$ (120)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $73,597 representing 1.2% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $499,033 and $618,621, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 209	$ 6
Class T	-%	.25%	62	2
Class B	.65%	.25%	49	36
Class C	.75%	.25%	163	32
			$ 483	$ 76

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	3
Class B*	15
Class C*	2
$ 30

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 146.18
Class T	49.20
Class B	14.26
Class C	29.18
Investment Grade Bond	3,526.10
Institutional Class	19.14
	$ 3,783

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Redemption In-Kind. During the period, 203,418 shares of the Fund held by an affiliated entity were redeemed in kind for cash and securities, including accrued interest, with a value of $1,507,329. The net realized gain (loss) of $65,117 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $24.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and six dollars.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 2,237	$ 5,063
Class T	653	1,546
Class B	106	292
Class C	314	783
Investment Grade Bond	105,747	238,838
Institutional Class	413	960
Total	$ 109,470	$ 247,482

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	4,060	9,628	$ 30,120	$ 69,206
Reinvestment of distributions	180	439	1,336	3,155
Shares redeemed	(5,605)	(7,903)	(41,552)	(56,412)
Net increase (decrease)	(1,365)	2,164	$ (10,096)	$ 15,949
Class T
Shares sold	1,143	2,791	$ 8,473	$ 20,026
Reinvestment of distributions	80	197	592	1,416
Shares redeemed	(1,962)	(2,638)	(14,577)	(18,750)
Net increase (decrease)	(739)	350	$ (5,512)	$ 2,692
Class B
Shares sold	117	693	$ 864	$ 4,986
Reinvestment of distributions	10	31	76	222
Shares redeemed	(396)	(735)	(2,934)	(5,261)
Net increase (decrease)	(269)	(11)	$ (1,994)	$ (53)
Class C
Shares sold	408	2,029	$ 3,035	$ 14,572
Reinvestment of distributions	34	82	251	591
Shares redeemed	(1,288)	(1,356)	(9,550)	(9,700)
Net increase (decrease)	(846)	755	$ (6,264)	$ 5,463
Investment Grade Bond
Shares sold	244,542	332,220	$ 1,821,352	$ 2,382,429
Reinvestment of distributions	13,019	31,428	96,972	225,823
Shares redeemed	(477,830) A	(243,762)	(3,548,482) A	(1,742,304)
Net increase (decrease)	(220,269)	119,886	$ (1,630,158)	$ 865,948
Institutional Class
Shares sold	761	2,015	$ 5,672	$ 14,647
Reinvestment of distributions	47	111	353	796
Shares redeemed	(1,505)	(1,978)	(11,247)	(14,226)
Net increase (decrease)	(697)	148	$ (5,222)	$ 1,217

A Amount includes in-kind redemptions (See Note 7: Redemptions in-kind).

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13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-USAN-0411
1.784860.107

Fidelity®
Series Investment Grade Bond
Fund

Fidelity Series Investment Grade Bond Fund
Class F

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 999.20	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 999.70	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations†† 71.3%	U.S. Government and U.S. Government Agency Obligations†† 72.5%
AAA 6.3%	AAA 6.9%
AA 3.5%	AA 3.3%
A 7.0%	A 8.2%
BBB 11.3%	BBB 12.7%
BB and Below 2.9%	BB and Below 3.3%
Not Rated 0.3%	Not Rated 0.2%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets† (2.6)%	Short-Term Investments and Net Other Assets† (7.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.3	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.9	4.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 21.3%		Corporate Bonds 24.4%
	U.S. Government and U.S. Government Agency Obligations†† 71.3%		U.S. Government and U.S. Government Agency Obligations†† 72.5%
	Asset-Backed Securities 2.9%		Asset-Backed Securities 3.0%
	CMOs and Other Mortgage Related Securities 6.7%		CMOs and Other Mortgage Related Securities 6.8%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (2.6)%		Short-Term Investments and Net Other Assets† (7.2)%
* Foreign investments	2.2%	** Foreign investments	3.0%
* Futures and Swaps	1.5%	** Futures and Swaps	1.8%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,807,000	$ 8,010,989
5.875% 3/15/11	4,639,000	4,647,114
		12,658,103
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,410,202
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	9,719,512
		16,129,714
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	4,835,000	4,891,961
5.375% 1/15/16	9,254,000	9,735,939
5.875% 1/15/36	8,773,000	7,757,376
6.375% 6/15/14	24,690,000	27,103,077
Whirlpool Corp.:
6.125% 6/15/11	2,381,000	2,416,489
6.5% 6/15/16	1,327,000	1,479,257
		53,384,099
Media - 1.5%
Comcast Corp.:
4.95% 6/15/16	9,131,000	9,753,679
5.15% 3/1/20	1,226,000	1,278,144
5.5% 3/15/11	267,000	267,427
5.7% 5/15/18	12,823,000	14,016,565
5.9% 3/15/16	3,813,000	4,240,655
6.4% 3/1/40	29,536,000	30,729,934
6.45% 3/15/37	4,665,000	4,882,151
6.55% 7/1/39	10,000,000	10,600,720
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,333,856
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	11,840,648
5.05% 6/1/20	278,000	291,370
6.35% 6/1/40	10,151,000	10,680,283
Liberty Media Corp. 8.25% 2/1/30	4,149,000	4,024,530
NBC Universal, Inc.:
3.65% 4/30/15 (f)	6,432,000	6,573,877
5.15% 4/30/20 (f)	28,753,000	29,618,782
6.4% 4/30/40 (f)	13,528,000	14,133,432
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	2,971,239
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
6.15% 3/1/37	$ 5,610,000	$ 5,683,003
6.15% 2/15/41 (f)	15,000,000	15,246,870
6.2% 12/15/34	7,989,000	8,238,425
Time Warner Cable, Inc.:
5.4% 7/2/12	3,410,000	3,597,588
5.85% 5/1/17	17,523,000	19,293,752
6.2% 7/1/13	3,242,000	3,579,139
6.75% 7/1/18	23,280,000	26,723,601
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	12,943,087
4.875% 3/15/20	1,870,000	1,919,037
5.875% 11/15/16	4,039,000	4,518,837
6.2% 3/15/40	15,555,000	15,848,258
6.5% 11/15/36	6,573,000	6,919,167
Viacom, Inc.:
4.375% 9/15/14	796,000	851,347
6.125% 10/5/17	7,650,000	8,652,609
6.25% 4/30/16	6,675,000	7,658,575
6.75% 10/5/37	3,475,000	3,848,177
		304,758,764
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	1,561,000	1,697,260
TOTAL CONSUMER DISCRETIONARY		388,627,940
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	391,000	399,325
5.375% 11/15/14 (f)	12,487,000	13,797,523
7.2% 1/15/14 (f)	8,300,000	9,501,234
7.75% 1/15/19 (f)	14,500,000	17,966,515
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,309,020
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,110,243
FBG Finance Ltd. 5.125% 6/15/15 (f)	11,614,000	12,342,372
PepsiCo, Inc. 7.9% 11/1/18	1,047,000	1,327,310
The Coca-Cola Co. 3.15% 11/15/20	2,453,000	2,286,633
		62,040,175
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (i)	$ 2,287,000	$ 2,252,695
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)	2,169,000	2,437,516
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,397,718
Kraft Foods, Inc.:
5.375% 2/10/20	14,630,000	15,551,836
5.625% 11/1/11	908,000	936,788
6.125% 2/1/18	11,078,000	12,448,072
6.25% 6/1/12	2,162,000	2,297,666
6.5% 8/11/17	28,164,000	32,353,170
6.75% 2/19/14	1,258,000	1,428,333
		69,851,099
Tobacco - 0.5%
Altria Group, Inc.:
8.5% 11/10/13	920,000	1,083,928
9.25% 8/6/19	4,577,000	5,941,230
9.7% 11/10/18	43,684,000	57,508,850
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,904,712
5.65% 5/16/18	2,251,000	2,530,086
Reynolds American, Inc.:
6.75% 6/15/17	10,391,000	11,697,886
7.25% 6/15/37	17,814,000	18,900,440
		101,567,132
TOTAL CONSUMER STAPLES		235,711,101
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
5.35% 3/15/20 (f)	11,804,000	12,233,087
6.75% 9/15/37 (f)	2,991,000	3,219,695
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	17,968,277
6.5% 4/1/20	2,078,000	2,292,275
Noble Holding International Ltd. 3.45% 8/1/15	1,779,000	1,816,765
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 2,431,000	$ 2,583,783
5.15% 3/15/13	7,716,000	8,151,753
		48,265,635
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,499,445
6.375% 9/15/17	24,155,000	26,923,018
Apache Corp. 5.1% 9/1/40	13,235,000	12,285,018
BW Group Ltd. 6.625% 6/28/17 (f)	4,126,000	4,166,323
Canadian Natural Resources Ltd.:
5.15% 2/1/13	6,276,000	6,702,454
5.7% 5/15/17	4,557,000	5,091,509
Cenovus Energy, Inc. 4.5% 9/15/14	1,234,000	1,329,357
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,857,654
5.75% 2/1/19	12,956,000	14,677,192
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	148,207	148,635
Duke Capital LLC 6.25% 2/15/13	699,000	759,572
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,706,000	1,831,197
6.45% 11/3/36 (f)	7,882,000	8,029,590
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,420,914
EnCana Corp.:
4.75% 10/15/13	930,000	1,010,060
6.3% 11/1/11	2,412,000	2,501,251
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,479,366
Enterprise Products Operating LP:
5.6% 10/15/14	1,361,000	1,509,273
5.65% 4/1/13	487,000	525,860
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	5,389,000	5,685,174
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	9,551,000	11,026,056
Marathon Petroleum Corp. 5.125% 3/1/21 (f)	20,728,000	21,008,968
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	17,029,000	18,525,440
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	6,844,000	7,528,352
6.85% 1/15/40 (f)	19,290,000	22,350,821
Nakilat, Inc. 6.067% 12/31/33 (f)	5,435,000	5,462,175
Nexen, Inc.:
5.05% 11/20/13	10,688,000	11,398,286
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
5.2% 3/10/15	$ 1,267,000	$ 1,346,953
5.875% 3/10/35	4,330,000	3,939,282
6.2% 7/30/19	1,700,000	1,818,327
6.4% 5/15/37	22,414,000	21,450,422
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,869,000	7,404,500
Pemex Project Funding Master Trust 0.9034% 12/3/12 (f)(i)	4,867,000	4,842,665
Petro-Canada:
6.05% 5/15/18	2,920,000	3,312,956
6.8% 5/15/38	4,427,000	4,968,763
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	17,786,488
5.75% 1/20/20	30,188,000	31,324,518
6.875% 1/20/40	11,451,000	11,680,020
7.875% 3/15/19	14,377,000	16,954,077
Petroleos Mexicanos 6% 3/5/20	1,813,000	1,899,118
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	8,916,000	9,165,657
4.25% 9/1/12	1,368,000	1,421,637
5% 2/1/21	5,638,000	5,650,595
6.125% 1/15/17	5,000,000	5,570,245
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	2,916,900	3,157,544
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	6,678,000	6,903,449
5.5% 9/30/14 (f)	9,333,000	9,924,852
5.832% 9/30/16 (f)	1,611,313	1,716,049
6.75% 9/30/19 (f)	6,109,000	6,843,222
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	3,795,000	4,078,380
Southeast Supply Header LLC 4.85% 8/15/14 (f)	1,033,000	1,083,296
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	15,984,106
Suncor Energy, Inc.:
6.1% 6/1/18	9,550,000	10,865,465
6.5% 6/15/38	1,052,000	1,136,816
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	4,857,611
Texas Eastern Transmission LP 6% 9/15/17 (f)	12,691,000	14,397,431
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,214,977
XTO Energy, Inc.:
4.9% 2/1/14	751,000	823,288
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5% 1/31/15	$ 1,222,000	$ 1,356,055
5.65% 4/1/16	839,000	963,355
6.25% 8/1/17	4,098,000	4,796,938
		462,372,017
TOTAL ENERGY		510,637,652
FINANCIALS - 10.2%
Capital Markets - 2.1%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,920,000	9,717,591
BlackRock, Inc. 6.25% 9/15/17	6,699,000	7,655,182
Goldman Sachs Group, Inc.:
3.7% 8/1/15	17,599,000	17,849,592
5.95% 1/18/18	9,760,000	10,595,749
6% 6/15/20	47,000,000	50,356,740
6.15% 4/1/18	10,942,000	11,986,720
6.25% 2/1/41	13,223,000	13,456,518
6.75% 10/1/37	1,467,000	1,503,610
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	6,169,000	6,272,140
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,554,435
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	40,738,878
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,022,860
7.125% 5/15/15	8,656,000	9,525,677
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	19,177,000	20,432,518
6.4% 8/28/17	7,888,000	8,667,398
6.875% 4/25/18	16,189,000	18,211,119
Morgan Stanley:
0.6031% 1/9/14 (i)	8,733,000	8,540,341
4% 7/24/15	9,059,000	9,278,762
4.75% 4/1/14	1,108,000	1,158,456
5.45% 1/9/17	10,500,000	11,072,208
5.625% 9/23/19	16,919,000	17,368,386
5.75% 1/25/21	52,000,000	53,410,812
5.95% 12/28/17	1,904,000	2,032,358
6% 5/13/14	19,250,000	21,062,869
6% 4/28/15	3,982,000	4,361,162
6.625% 4/1/18	9,869,000	10,909,045
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
7.3% 5/13/19	$ 22,127,000	$ 25,199,046
UBS AG Stamford Branch:
3.875% 1/15/15	20,000,000	20,540,640
5.75% 4/25/18	3,251,000	3,533,141
		425,013,953
Commercial Banks - 1.7%
Bank of America NA:
5.3% 3/15/17	18,193,000	18,959,671
6.1% 6/15/17	1,076,000	1,155,227
BB&T Capital Trust IV 6.82% 6/12/77 (i)	524,000	532,956
Credit Suisse (Guernsey) Ltd. 5.86% (i)	5,543,000	5,355,924
Credit Suisse New York Branch 6% 2/15/18	25,069,000	26,767,951
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (f)(i)	5,956,000	5,844,325
Discover Bank:
7% 4/15/20	267,000	294,458
8.7% 11/18/19	16,188,000	19,463,286
Export-Import Bank of Korea:
5.25% 2/10/14 (f)	3,328,000	3,544,422
5.5% 10/17/12	3,148,000	3,323,551
Fifth Third Bancorp:
3.625% 1/25/16	10,288,000	10,330,736
4.5% 6/1/18	2,562,000	2,498,742
8.25% 3/1/38	12,528,000	15,099,021
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,109,046
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	6,571,000	6,406,725
HBOS PLC 6.75% 5/21/18 (f)	4,594,000	4,365,265
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	4,881,049
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,687,834
KeyBank NA:
5.45% 3/3/16	6,295,000	6,768,283
5.8% 7/1/14	14,023,000	15,336,955
6.95% 2/1/28	3,200,000	3,421,939
Korea Development Bank 5.75% 9/10/13	2,804,000	3,027,445
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (i)	397,000	396,266
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,912,309
5% 1/17/17	10,979,000	11,443,093
5.25% 9/4/12	5,004,000	5,242,686
PNC Funding Corp. 3.625% 2/8/15	4,133,000	4,278,725
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37	$ 18,578,000	$ 17,023,021
7.5% 5/15/18	9,871,000	10,463,260
Regions Financial Corp.:
0.4728% 6/26/12 (i)	951,000	905,284
5.75% 6/15/15	3,253,000	3,253,000
7.75% 11/10/14	8,459,000	9,029,983
U.S. Bancorp 4.2% 5/15/14	13,800,000	14,746,100
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(i)	3,046,000	2,917,520
Union Planters Corp. 7.75% 3/1/11	1,364,000	1,364,000
UnionBanCal Corp. 5.25% 12/16/13	925,000	995,538
Wachovia Bank NA:
4.8% 11/1/14	1,049,000	1,115,565
4.875% 2/1/15	1,893,000	2,023,377
5.85% 2/1/37	7,795,000	8,017,656
Wachovia Corp.:
4.875% 2/15/14	734,000	778,185
5.625% 10/15/16	14,742,000	16,062,352
5.75% 6/15/17	2,050,000	2,286,055
5.75% 2/1/18	4,000,000	4,447,500
Wells Fargo & Co.:
3.625% 4/15/15	15,560,000	16,119,024
3.676% 6/15/16	20,000,000	20,434,560
3.75% 10/1/14	8,062,000	8,490,471
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,915,585
		340,835,926
Consumer Finance - 1.0%
Capital One Financial Corp. 5.7% 9/15/11	6,468,000	6,638,755
Discover Financial Services:
6.45% 6/12/17	16,773,000	18,185,387
10.25% 7/15/19	15,329,000	19,847,284
General Electric Capital Corp.:
2.25% 11/9/15	18,930,000	18,348,395
3.5% 6/29/15	10,928,000	11,232,804
4.625% 1/7/21	42,124,000	41,860,557
5.625% 9/15/17	3,505,000	3,838,518
5.625% 5/1/18	10,000,000	10,874,800
5.875% 1/14/38	3,000,000	3,009,846
6% 8/7/19	22,000,000	24,309,560
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6.375% 11/15/67 (i)	$ 10,755,000	$ 11,010,431
Household Finance Corp. 6.375% 10/15/11	3,570,000	3,693,701
HSBC Finance Corp. 5.9% 6/19/12	11,627,000	12,278,647
SLM Corp.:
0.5016% 3/15/11 (i)	542,000	541,311
0.5331% 10/25/11 (i)	10,097,000	10,014,578
0.6031% 1/27/14 (i)	918,000	866,637
5.375% 1/15/13	2,851,000	2,960,381
		199,511,592
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	29,302,000	31,326,797
BP Capital Markets PLC:
3.125% 10/1/15	17,104,000	17,354,830
3.625% 5/8/14	2,002,000	2,092,008
4.5% 10/1/20	11,831,000	11,882,181
Capital One Capital V 10.25% 8/15/39	9,719,000	10,557,264
Citigroup, Inc.:
4.75% 5/19/15	40,390,000	42,649,093
5.375% 8/9/20	20,000,000	20,718,340
5.5% 4/11/13	26,194,000	28,079,968
6.125% 5/15/18	25,399,000	27,848,302
6.5% 8/19/13	20,989,000	23,132,607
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	20,120,066
JPMorgan Chase & Co.:
3.4% 6/24/15	1,808,000	1,833,081
4.25% 10/15/20	30,000,000	28,904,730
4.65% 6/1/14	10,000,000	10,685,980
6% 1/15/18	10,000,000	11,122,680
6.3% 4/23/19	10,326,000	11,602,748
ORIX Corp. 5.48% 11/22/11	269,000	276,805
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	6,865,000	6,739,249
5.35% 4/15/12 (f)	1,620,000	1,645,564
5.5% 1/15/14 (f)	4,958,000	5,200,050
5.7% 4/15/17 (f)	2,366,000	2,429,267
TECO Finance, Inc.:
4% 3/15/16	9,634,000	9,795,196
5.15% 3/15/20	11,097,000	11,487,370
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	5,304,000	5,615,042
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(i)	$ 7,307,000	$ 7,453,140
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(i)	2,103,000	2,094,630
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(i)	1,824,000	1,819,440
		354,466,428
Insurance - 1.2%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,891,849
Aon Corp.:
3.5% 9/30/15	6,878,000	6,904,061
5% 9/30/20	7,271,000	7,418,790
6.25% 9/30/40	4,660,000	4,825,458
Assurant, Inc. 5.625% 2/15/14	6,168,000	6,538,826
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,318,789
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(i)	11,133,000	11,411,325
Hartford Financial Services Group, Inc. 5.375% 3/15/17	546,000	569,258
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (f)	830,000	765,108
6.7% 8/15/16 (f)	6,494,000	7,019,902
10.75% 6/15/88 (f)(i)	3,501,000	4,560,053
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	6,328,000	8,517,374
MetLife, Inc.:
2.375% 2/6/14	11,504,000	11,656,094
4.75% 2/8/21	6,004,000	6,151,975
5% 6/15/15	813,000	879,415
5.875% 2/6/41	4,635,000	4,778,889
6.125% 12/1/11	1,143,000	1,190,574
6.75% 6/1/16	9,220,000	10,640,560
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)	5,256,000	5,627,962
5.125% 6/10/14 (f)	8,554,000	9,287,865
Monumental Global Funding II 5.65% 7/14/11 (f)	5,681,000	5,753,751
Monumental Global Funding III 5.5% 4/22/13 (f)	3,073,000	3,270,907
New York Life Global Funding 4.65% 5/9/13 (f)	3,983,000	4,260,165
New York Life Insurance Co. 6.75% 11/15/39 (f)	4,383,000	5,101,220
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	9,371,000	10,130,257
Pacific Life Global Funding 5.15% 4/15/13 (f)	11,018,000	11,720,860
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	9,078,000	11,962,798
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp 6% 2/10/20 (f)	$ 5,371,000	$ 5,669,875
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	13,933,688
4.75% 9/17/15	13,500,000	14,458,068
5.15% 1/15/13	3,765,000	3,997,873
7.375% 6/15/19	3,820,000	4,538,706
8.875% 6/15/38 (i)	1,338,000	1,558,770
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(i)	901,000	843,077
Symetra Financial Corp. 6.125% 4/1/16 (f)	11,250,000	11,760,278
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,260,876
Unum Group:
5.625% 9/15/20	8,528,000	8,664,243
7.125% 9/30/16	1,654,000	1,874,349
		244,713,888
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,388,051
5.375% 4/15/14	2,899,000	3,150,622
5.5% 1/15/12	4,659,000	4,831,812
6.125% 11/1/12	2,564,000	2,752,851
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	2,002,583
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,926,578
5.875% 11/30/12	1,067,000	1,135,420
Developers Diversified Realty Corp.:
5.25% 4/15/11	8,244,000	8,276,564
5.375% 10/15/12	7,023,000	7,273,047
7.5% 4/1/17	9,638,000	11,021,525
Duke Realty LP:
4.625% 5/15/13	1,515,000	1,571,640
5.875% 8/15/12	837,000	879,663
Equity One, Inc.:
6% 9/15/17	3,467,000	3,561,094
6.25% 12/15/14	9,619,000	10,319,109
6.25% 1/15/17	2,204,000	2,304,436
Equity Residential 5.125% 3/15/16	8,850,000	9,556,832
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,953,510
5.9% 4/1/20	3,969,000	4,359,466
6% 7/15/12	5,468,000	5,790,300
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 1,491,000	$ 1,661,465
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,932,913
6.25% 6/15/17	861,000	900,731
6.65% 1/15/18	3,483,000	3,713,700
UDR, Inc. 5.5% 4/1/14	17,798,000	18,845,176
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,622,800
Washington (REIT):
5.25% 1/15/14	907,000	956,393
5.95% 6/15/11	9,550,000	9,661,907
		133,350,188
Real Estate Management & Development - 1.4%
AMB Property LP:
5.9% 8/15/13	5,754,000	6,110,201
6.3% 6/1/13	4,012,000	4,313,690
Arden Realty LP 5.2% 9/1/11	1,869,000	1,910,679
BioMed Realty LP 6.125% 4/15/20	5,563,000	5,816,014
Brandywine Operating Partnership LP:
5.7% 5/1/17	6,890,000	7,181,426
5.75% 4/1/12	5,707,000	5,879,283
Colonial Properties Trust:
4.8% 4/1/11	351,000	351,927
5.5% 10/1/15	12,454,000	12,614,582
6.875% 8/15/12	4,824,000	5,053,415
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,918,883
Digital Realty Trust LP 4.5% 7/15/15	7,544,000	7,774,628
Duke Realty LP:
5.4% 8/15/14	6,754,000	7,209,740
5.5% 3/1/16	10,207,000	10,644,258
5.625% 8/15/11	8,118,000	8,247,888
5.95% 2/15/17	9,023,000	9,666,511
6.25% 5/15/13	9,569,000	10,364,913
6.5% 1/15/18	12,019,000	13,259,205
6.75% 3/15/20	1,066,000	1,190,751
8.25% 8/15/19	5,060,000	6,096,688
ERP Operating LP:
4.75% 7/15/20	31,427,000	31,953,811
5.375% 8/1/16	4,428,000	4,865,385
5.5% 10/1/12	5,487,000	5,846,184
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.75% 6/15/17	$ 18,634,000	$ 20,509,959
6.625% 3/15/12	968,000	1,022,336
Liberty Property LP:
4.75% 10/1/20	17,245,000	17,054,357
5.125% 3/2/15	1,706,000	1,804,648
5.5% 12/15/16	4,865,000	5,270,532
6.375% 8/15/12	4,758,000	5,066,680
6.625% 10/1/17	12,549,000	14,402,788
Mack-Cali Realty LP 7.75% 8/15/19	1,973,000	2,370,297
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,979,803
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,120,862
Regency Centers LP:
4.95% 4/15/14	427,000	446,214
5.25% 8/1/15	1,490,000	1,591,841
5.875% 6/15/17	789,000	855,901
6.75% 1/15/12	5,098,000	5,264,547
Simon Property Group LP:
4.2% 2/1/15	5,265,000	5,546,620
5.1% 6/15/15	6,421,000	6,964,306
Tanger Properties LP:
6.125% 6/1/20	8,964,000	9,695,507
6.15% 11/15/15	9,801,000	10,574,338
		287,811,598
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
5.65% 5/1/18	25,896,000	27,364,666
5.875% 1/5/21	20,000,000	21,217,720
6.5% 8/1/16	11,950,000	13,411,844
First Niagara Financial Group, Inc. 6.75% 3/19/20	12,844,000	13,958,435
		75,952,665
TOTAL FINANCIALS		2,061,656,238
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	1,728,000	1,675,647
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,221,000	$ 1,267,566
6.3% 8/15/14	2,529,000	2,701,748
Express Scripts, Inc.:
5.25% 6/15/12	8,958,000	9,393,072
6.25% 6/15/14	3,291,000	3,673,875
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,287,435
4.125% 9/15/20	11,062,000	10,759,841
UnitedHealth Group, Inc. 3.875% 10/15/20	1,816,000	1,745,975
WellPoint, Inc. 4.35% 8/15/20	1,841,000	1,836,725
		34,666,237
Pharmaceuticals - 0.1%
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,195,944
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,622,187
Roche Holdings, Inc. 5% 3/1/14 (f)	4,153,000	4,544,902
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,028,000	2,190,133
		20,553,166
TOTAL HEALTH CARE		56,895,050
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	1,610,000	1,716,949
6.375% 6/1/19 (f)	9,485,000	10,580,290
6.4% 12/15/11 (f)	1,011,000	1,055,791
		13,353,030
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	120,142	120,562
Continental Airlines, Inc.:
6.545% 8/2/20	1,024,567	1,081,430
6.648% 3/15/19	3,935,198	4,104,411
6.795% 2/2/20	473,818	477,371
6.82% 5/1/18	154,725	163,699
6.9% 7/2/19	1,068,974	1,138,457
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	5,057,092	5,347,875
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 4,365,390	$ 4,273,717
8.36% 7/20/20	8,737,650	8,881,821
		25,589,343
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,324,504
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,599,000	2,702,960
TOTAL INDUSTRIALS		50,969,837
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	8,642,000	9,495,786
6% 10/1/12	5,409,000	5,788,988
6.55% 10/1/17	3,075,000	3,543,073
		18,827,847
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	1,037,000	1,091,535
5.5% 5/15/12	2,235,000	2,348,069
		3,439,604
TOTAL INFORMATION TECHNOLOGY		22,267,451
MATERIALS - 0.4%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	17,906,000	18,853,514
7.6% 5/15/14	27,938,000	32,443,310
		51,296,824
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,755,152
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	9,430,000	11,361,528
ArcelorMittal SA 3.75% 3/1/16	5,299,000	5,276,373
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,381,000	1,446,121
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	$ 2,818,000	$ 3,032,526
Vale Overseas Ltd. 6.25% 1/23/17	3,240,000	3,651,898
		24,768,446
TOTAL MATERIALS		78,820,422
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.5% 8/15/15	6,887,000	6,820,141
5.35% 9/1/40 (f)	20,000,000	18,338,320
6.3% 1/15/38	28,984,000	30,091,015
6.8% 5/15/36	7,223,000	7,937,066
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,658,000	4,451,204
CenturyLink, Inc. 7.6% 9/15/39	12,718,000	13,424,536
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,731,583
Sprint Capital Corp. 6.875% 11/15/28	4,047,000	3,647,359
Telecom Italia Capital SA:
4.95% 9/30/14	29,089,000	29,888,918
5.25% 10/1/15	4,673,000	4,751,983
6.999% 6/4/18	4,029,000	4,324,028
7.175% 6/18/19	1,468,000	1,589,368
7.2% 7/18/36	13,929,000	13,608,842
Telefonica Emisiones SAU:
5.134% 4/27/20	1,471,000	1,464,111
5.462% 2/16/21	12,361,000	12,544,536
5.855% 2/4/13	1,120,000	1,195,673
6.421% 6/20/16	753,000	836,046
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,281,998
6.1% 4/15/18	23,353,000	26,289,219
6.35% 4/1/19	7,155,000	8,205,619
6.9% 4/15/38	18,370,000	20,835,787
Verizon New England, Inc. 6.5% 9/15/11	1,624,000	1,675,028
Verizon New York, Inc. 6.875% 4/1/12	3,703,000	3,927,809
		223,860,189
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.625% 3/30/15	2,060,000	2,118,337
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	$ 34,213,000	$ 36,802,103
5.875% 10/1/19	16,408,000	17,781,957
6.35% 3/15/40	5,301,000	5,406,585
Sprint Nextel Corp. 6% 12/1/16	9,496,000	9,472,260
Vodafone Group PLC:
5% 12/16/13	3,204,000	3,482,402
5.5% 6/15/11	4,818,000	4,887,254
		79,950,898
TOTAL TELECOMMUNICATION SERVICES		303,811,087
UTILITIES - 2.1%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	8,620,000	8,130,186
Ameren Illinois Co. 6.125% 11/15/17	289,000	321,478
AmerenUE 6.4% 6/15/17	5,870,000	6,651,385
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	11,464,852
Commonwealth Edison Co.:
1.625% 1/15/14	9,906,000	9,881,374
5.4% 12/15/11	8,566,000	8,884,073
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (f)	24,012,000	24,845,408
Edison International 3.75% 9/15/17	9,811,000	9,736,230
EDP Finance BV:
4.9% 10/1/19 (f)	9,000,000	8,192,151
6% 2/2/18 (f)	11,997,000	11,785,145
Enel Finance International SA 5.7% 1/15/13 (f)	581,000	617,006
FirstEnergy Corp. 7.375% 11/15/31	17,377,000	18,943,033
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,258,988
6.05% 8/15/21	11,010,000	11,514,577
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,630,667
Kentucky Utilities Co.:
3.25% 11/1/20 (f)	1,389,000	1,299,986
5.125% 11/1/40 (f)	9,919,000	9,615,479
LG&E and KU Energy LLC:
2.125% 11/15/15 (f)	11,341,000	10,868,783
3.75% 11/15/20 (f)	2,232,000	2,108,539
Louisville Gas & Electric Co. 5.125% 11/15/40 (f)	2,974,000	2,895,897
Mid-American Energy Co. 5.65% 7/15/12	796,000	844,555
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 15,159,000	$ 17,387,979
6.5% 8/1/18	1,094,000	1,258,939
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,257,836
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,238,880
Progress Energy, Inc.:
4.4% 1/15/21	40,776,000	40,554,749
6% 12/1/39	13,076,000	13,719,444
7.1% 3/1/11	4,722,000	4,722,000
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	3,872,359
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,370,644
Tampa Electric Co. 5.4% 5/15/21 (f)	5,806,000	6,259,820
		270,132,442
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	2,827,000	3,055,888
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	8,362,000	9,188,659
Exelon Generation Co. LLC:
4% 10/1/20	19,101,000	17,773,786
5.35% 1/15/14	10,825,000	11,699,855
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,434,615
6.3% 7/15/13	5,310,000	5,836,625
6.5% 5/1/18	6,905,000	7,644,850
		54,578,390
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	6,182,313
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	12,205,000	11,930,388
7.5% 6/30/66 (i)	7,991,000	8,310,640
DTE Energy Co. 7.05% 6/1/11	4,051,000	4,111,218
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,690,000	3,956,488
National Grid PLC 6.3% 8/1/16	17,348,000	19,784,457
NiSource Finance Corp.:
5.25% 9/15/17	590,000	624,611
5.4% 7/15/14	3,094,000	3,363,611
5.45% 9/15/20	1,330,000	1,385,625
6.25% 12/15/40	3,663,000	3,778,637
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 9,293,000	$ 10,433,260
6.8% 1/15/19	6,774,000	7,802,666
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	13,102,000	13,085,623
		94,749,537
TOTAL UTILITIES		422,516,257
TOTAL NONCONVERTIBLE BONDS (Cost $3,740,166,833)		4,131,913,035
U.S. Government and Government Agency Obligations - 33.9%

U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.375% 12/28/12	14,630,000	14,514,204
0.75% 2/26/13	3,978,000	3,978,107
1.25% 8/20/13	18,909,000	18,999,082
1.25% 2/27/14	14,663,000	14,637,794
2.5% 5/15/14	34,612,000	35,761,222
2.75% 3/13/14	46,642,000	48,582,727
5% 2/16/12	4,391,000	4,582,614
5% 2/13/17	12,300,000	13,818,976
5.375% 6/12/17	10,250,000	11,710,051
Federal Home Loan Bank 1.625% 3/20/13	2,970,000	3,020,644
Freddie Mac:
0.75% 3/28/13	8,570,000	8,560,899
1.125% 7/27/12	18,420,000	18,571,744
1.375% 2/25/14	29,604,000	29,646,097
1.75% 6/15/12	3,100,000	3,150,837
1.75% 9/10/15	38,164,000	37,461,019
2.125% 3/23/12	6,198,000	6,308,120
2.5% 1/7/14	9,157,000	9,447,597
2.5% 4/23/14	25,290,000	26,129,881
3.75% 3/27/19	15,000,000	15,468,330
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11	$ 13,288,000	$ 13,546,226
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	17,165	17,371
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		337,913,542
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	111,773,220	116,652,307
2.125% 2/15/41	10,998,792	11,446,249
2.5% 1/15/29	46,307,571	52,069,899
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	170,181,035	172,000,368
1.375% 1/15/20	478,777,400	502,147,482
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		854,316,305
U.S. Treasury Obligations - 28.0%
U.S. Treasury Bonds:
3.875% 8/15/40	580,435,000	521,121,508
4.25% 11/15/40	195,000,000	187,017,090
4.75% 2/15/41	31,574,000	32,920,821
U.S. Treasury Notes:
1% 1/15/14 (e)	744,910,000	742,524,063
1.25% 2/15/14	213,958,000	214,492,895
1.25% 8/31/15	325,296,000	316,019,859
1.75% 3/31/14	18,250,000	18,552,257
1.875% 4/30/14	85,530,000	87,213,915
1.875% 9/30/17	6,924,000	6,571,305
2% 1/31/16	197,350,000	196,424,823
2.125% 2/29/16	231,009,000	230,900,657
2.375% 8/31/14	100,000,000	103,226,600
2.375% 9/30/14	260,559,000	268,864,318
2.5% 3/31/15	200,000,000	206,422,000
2.625% 7/31/14	304,537,000	317,313,241
2.625% 12/31/14	348,703,000	362,269,639
2.625% 1/31/18	259,280,000	256,342,876
2.625% 8/15/20	274,369,000	257,821,257
2.625% 11/15/20	280,526,000	262,401,496
3.125% 4/30/17	118,350,000	122,159,450
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.25% 3/31/17	$ 119,160,000	$ 124,000,875
3.625% 2/15/21	576,828,000	586,832,505
4.25% 11/15/17	250,000,000	273,672,000
TOTAL U.S. TREASURY OBLIGATIONS		5,695,085,450
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,911,282,053)		6,887,315,297
U.S. Government Agency - Mortgage Securities - 12.8%

Fannie Mae - 10.1%
2.018% 10/1/33 (i)	169,748	175,000
2.142% 3/1/35 (i)	111,911	115,752
2.165% 10/1/33 (i)	65,555	67,773
2.202% 2/1/33 (i)	144,712	149,308
2.213% 7/1/35 (i)	60,804	62,801
2.243% 12/1/34 (i)	153,558	158,393
2.316% 3/1/35 (i)	25,323	26,259
2.474% 10/1/35 (i)	234,284	242,565
2.532% 7/1/34 (i)	89,970	93,515
2.553% 10/1/33 (i)	124,579	131,160
2.573% 3/1/35 (i)	77,743	81,587
2.59% 6/1/36 (i)	262,190	274,071
2.622% 12/1/33 (i)	4,626,342	4,860,350
2.622% 7/1/34 (i)	4,478,083	4,703,848
2.682% 2/1/34 (i)	44,689	46,847
2.686% 11/1/36 (i)	885,084	929,522
2.733% 7/1/35 (i)	360,416	377,897
2.747% 5/1/35 (i)	336,147	355,387
2.961% 9/1/36 (i)	1,326,949	1,405,032
3% 11/1/25 to 2/1/26	32,000,304	31,192,024
3.5% 1/1/26 to 11/1/40 (h)	141,555,041	136,789,885
3.5% 3/1/26 (g)(h)	56,000,000	56,117,998
3.536% 7/1/37 (i)	631,316	661,584
4% 7/1/18 to 12/1/40	23,317,338	23,214,797
4% 3/1/26 (g)(h)	20,000,000	20,554,300
4% 3/1/41 (g)(h)	80,500,000	79,378,450
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 3/1/41 (g)	$ 3,000,000	$ 2,958,203
4% 3/1/41 (g)	33,000,000	32,540,234
4.5% 6/1/24 to 11/1/40	63,179,739	64,586,405
4.5% 3/1/26 (g)	5,000,000	5,239,108
4.5% 3/1/41 (g)(h)	170,000,000	173,254,514
4.5% 3/1/41 (g)(h)	20,000,000	20,382,884
4.5% 3/1/41 (g)(h)	42,000,000	42,804,056
4.5% 3/1/41 (g)	3,000,000	3,057,433
4.5% 3/1/41 (g)	41,500,000	42,294,484
4.5% 3/1/41 (g)	41,000,000	41,784,912
4.5% 3/1/41 (g)	23,100,000	23,542,231
5% 5/1/23 to 8/1/40 (h)	223,315,144	235,148,453
5% 3/1/41 (g)(h)	127,200,000	133,221,381
5% 3/1/41 (g)(h)	60,000,000	62,840,274
5% 3/1/41 (g)(h)	60,000,000	62,840,274
5.5% 7/1/16 to 3/1/40 (h)	228,126,933	244,370,436
5.5% 3/1/41 (g)(h)	69,400,000	74,182,715
5.5% 3/1/41 (g)(h)	12,000,000	12,826,982
6% 5/1/16 to 9/1/39	127,917,744	139,259,251
6% 3/1/41 (g)(h)	203,500,000	221,184,862
6.5% 4/1/13 to 9/1/38	31,259,677	35,073,427
7% 11/1/11 to 6/1/33	323,255	367,984
7.5% 8/1/13 to 8/1/29	339,663	382,937
8.5% 5/1/21 to 9/1/25	16,587	18,815
9.5% 2/1/25	2,237	2,432
10.5% 8/1/20	4,041	4,773
12.5% 12/1/13 to 4/1/15	4,062	4,482
TOTAL FANNIE MAE		2,036,340,047
Freddie Mac - 1.0%
2.245% 4/1/35 (i)	1,167,683	1,212,675
2.35% 3/1/36 (i)	196,781	203,659
2.546% 7/1/35 (i)	1,816,153	1,899,186
2.585% 1/1/35 (i)	127,952	134,335
2.665% 8/1/35 (i)	4,969,717	5,214,644
2.92% 11/1/35 (i)	467,034	494,589
3.147% 3/1/33 (i)	23,623	24,894
3.352% 10/1/35 (i)	363,728	385,325
4.5% 7/1/25 to 10/1/40	10,625,914	10,928,796
4.5% 3/1/41 (g)	38,000,000	38,688,887
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 3/1/41 (g)	$ 20,000,000	$ 20,362,572
5% 3/1/19 to 9/1/40	63,438,445	66,742,723
5.5% 10/1/38	36,777,685	39,256,199
6% 7/1/37 to 8/1/37	5,384,832	5,861,448
6% 3/1/41 (g)	13,000,000	14,122,636
7% 3/1/11 to 7/1/13	6,703	6,804
7.5% 5/1/11 to 1/1/33	105,634	117,074
8.5% 9/1/24 to 8/1/27	16,444	18,936
11.5% 10/1/15	863	958
TOTAL FREDDIE MAC		205,676,340
Ginnie Mae - 1.7%
4% 1/15/25 to 10/20/25	42,809,033	44,744,421
4.5% 2/15/39 to 1/15/41	150,693,150	155,954,672
5% 3/1/41 (g)(h)	55,000,000	58,394,210
5% 3/1/41 (g)(h)	34,000,000	36,098,239
5% 3/1/41 (g)(h)	31,000,000	32,913,100
5.5% 12/20/28 to 12/15/38	9,015,818	9,806,735
6% 7/20/36 to 12/20/37	5,670,076	6,213,324
6% 3/1/41 (g)	3,000,000	3,302,429
7% 1/15/28 to 11/15/32	2,638,298	3,009,536
7.5% 3/15/28 to 10/15/28	4,142	4,737
8% 7/15/17 to 11/15/17	607,736	670,370
8.5% 5/15/17 to 10/15/21	20,875	23,698
11% 7/20/19 to 8/20/19	1,031	1,231
TOTAL GINNIE MAE		351,136,702
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,583,144,594)		2,593,153,089
Asset-Backed Securities - 2.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (i)	1,450,774	1,085,397
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (i)	51,197	50,539
Class M2, 1.9115% 3/25/34 (i)	420,000	342,028
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (i)	139,141	130,726
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (i)	$ 139,000	$ 1,234
Class M5, 0.6515% 4/25/36 (i)	8,237	17
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.742% 10/20/14 (i)	46,178	8,592
Series 2007-D1 Class D, 1.662% 1/22/13 (f)(i)	7,316,000	73,160
Airspeed Ltd. Series 2007-1A Class C1, 2.7658% 6/15/32 (f)(i)	4,254,007	1,956,843
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	5,210,000	5,278,332
Class A4, 3% 10/15/15 (f)	9,105,000	9,404,774
Series 2010-5 Class A4, 1.75% 3/15/16	7,090,000	6,996,323
Series 2011-1 Class A4, 2.14% 3/15/16	31,910,000	32,072,559
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	13,770,000	14,120,295
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	14,860,335
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	13,060,000	13,056,994
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	1,026,000	1,052,969
Class E, 6.96% 3/8/16 (f)	2,233,886	2,286,760
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (i)	78,398	66,921
Series 2004-R2 Class M3, 0.8115% 4/25/34 (i)	109,017	28,045
Series 2005-R2 Class M1, 0.7115% 4/25/35 (i)	1,743,000	1,496,412
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (i)	40,480	32,244
Series 2004-W11 Class M2, 0.9615% 11/25/34 (i)	457,000	338,953
Series 2004-W7 Class M1, 0.8115% 5/25/34 (i)	1,310,000	906,057
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (i)	1,137,453	407,093
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (i)	2,253,000	1,830,264
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (i)	228,000	6,014
Axon Financial Funding Ltd. 2.025% 4/4/17 (c)(f)(i)	6,174,000	62
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	8,313,530	8,395,685
Class A4, 3.52% 6/15/16 (f)	30,100,000	31,171,289
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0115% 2/25/35 (i)	$ 1,257,000	$ 939,422
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	2,495,003	2,511,428
Series 2010-1 Class A3, 0.82% 4/15/13	20,570,000	20,580,544
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (i)	588,772	588,042
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (i)	1,374,505	1,243,927
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (i)	97,978	97,155
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	119,207	119,396
Class C, 5.31% 6/15/12	1,422,000	1,440,986
Series 2007-1 Class C, 5.38% 11/15/12	506,000	524,296
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	3,966,042	4,031,659
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	5,261,230	5,419,285
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,762,036
Series 2008-A5 Class A5, 4.85% 2/18/14	5,405,000	5,432,280
Series 2008-A6 Class A6, 1.3658% 3/17/14 (i)	13,801,000	13,825,095
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,196,477
Capital Trust Ltd. Series 2004-1 Class A2, 0.712% 7/20/39 (f)(i)	252,000	189,000
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	859,521
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (i)	931,000	59,063
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (i)	195,000	14,736
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (i)	1,471,000	553,041
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,916,055
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	25,040,000	25,051,821
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	3,635,703	3,637,097
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	26,280,800
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,216,428
Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	49,241,028
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (i)	$ 624,000	$ 97,270
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (i)	59,774	58,691
Series 2007-4 Class A1A, 0.36% 9/25/37 (i)	432,204	413,369
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (i)	131,909	54,961
Series 2004-4 Class M2, 1.0565% 6/25/34 (i)	496,195	284,389
Series 2005-3 Class MV1, 0.6815% 8/25/35 (i)	719,935	688,512
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (i)	84,192	83,078
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (f)	382,210	387,253
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (i)	31,732	23,412
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (i)	160,000	91,819
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (i)	5,169,000	1,913,334
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (i)	19,703	5,306
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,966,000	3,978,690
Series 2006-C:
Class B, 5.3% 6/15/12	575,000	583,758
Class D, 6.89% 5/15/13 (f)	2,923,000	2,980,066
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,553,000	1,628,639
Series 2009-D:
Class A3, 2.17% 10/15/13	5,990,860	6,057,529
Class A4, 2.98% 8/15/14	5,800,000	5,996,045
Series 2010-B Class A3, 0.98% 10/15/14	14,330,000	14,368,915
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (i)	635,000	633,377
Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,695,253
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	52,673	52,788
Series 2007-1:
Class A4, 5.03% 2/16/15	222,643	222,947
Class C, 5.43% 2/16/15	535,000	533,201
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (i)	801,000	395,843
Class M4, 0.9415% 1/25/35 (i)	296,000	94,291
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2006-D Class M1, 0.4915% 11/25/36 (i)	$ 258,656	$ 8,219
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (f)(i)	2,392,000	1,411,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,699,488	1,352,792
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (f)(i)	201,673	188,565
Series 2006-2A:
Class A, 0.4458% 11/15/34 (f)(i)	2,030,290	1,685,141
Class B, 0.5458% 11/15/34 (f)(i)	734,022	477,114
Class C, 0.6458% 11/15/34 (f)(i)	1,217,538	608,769
Class D, 1.0158% 11/15/34 (f)(i)	462,839	111,081
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (i)	643,000	535,398
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	33,849	34,439
Class C, 5.74% 12/15/14	30,027	30,525
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(i)	419,320	84,502
Class M1, 0.9115% 6/25/34 (i)	2,313,000	1,617,851
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (i)	931,000	53,044
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (f)(i)	65,197	33,251
Series 2006-3:
Class B, 0.6615% 9/25/46 (f)(i)	361,000	180,500
Class C, 0.8115% 9/25/46 (f)(i)	1,245,000	298,800
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (i)	378,937	275,200
Series 2003-3 Class M1, 1.5515% 8/25/33 (i)	659,363	547,746
Series 2003-5 Class A2, 0.9615% 12/25/33 (i)	27,804	19,542
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (i)	77,126	76,114
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (i)	1,121,521	1,092,488
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (i)	5,244	5,174
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	7,021,681	7,093,289
Series 2011-1 Class A4, 1.8% 4/17/17	10,400,000	10,396,880
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (i)	619,980	516,411
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (i)	1,292,000	542,628
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	6,590,000	6,654,544
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (i)	$ 178,000	$ 7,320
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (i)	1,255,000	1,078,361
Class MV1, 0.4915% 11/25/36 (i)	1,020,000	675,280
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (i)	499,000	25,411
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (i)	633,033	543,858
Series 2006-A Class 2C, 1.4528% 3/27/42 (i)	2,867,000	527,945
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,558,321	1,576,780
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (i)	77,167	48,505
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	20,551	19,467
Class C, 5.691% 10/20/28 (f)	9,169	8,645
Class D, 6.01% 10/20/28 (f)	109,712	89,700
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (i)	450,000	25,265
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (i)	641,000	33,136
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (f)	38,910,000	38,902,265
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (i)	159,302	105,298
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	94,458	95,079
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (i)	535,260	419,365
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (i)	1,735,629	1,586,602
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (i)	12,086	11,968
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (i)	2,756,080	2,262,029
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (i)	48,462	40,240
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (i)	326,000	230,128
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (i)	339,222	51,293
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (i)	229,000	6,254
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	12,226,200	1,681,103
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	18,850,067	145,353
Series 2006-2 Class AIO, 6% 8/25/11 (k)	10,871,000	224,193
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	57,413,000	2,583,585
Series 2006-4:
Class A1, 0.2915% 3/25/25 (i)	104,201	103,623
Class AIO, 6.35% 2/27/12 (k)	42,154,000	2,243,402
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class D, 1.3615% 5/25/32 (i)	$ 2,193,000	$ 51,038
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	50,293,000	3,771,975
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	37,116,000	3,098,195
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (i)	1,164,000	770,043
Series 2005-D Class M2, 0.7315% 2/25/36 (i)	704,000	64,850
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	6,172,717	6,192,982
Series 2009-B Class A3, 2.07% 1/15/15	9,969,984	10,019,548
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	8,720,000	8,653,412
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (c)(f)(i)	317,000	0
Series 2006-1A Class A, 1.662% 3/20/49 (c)(f)(i)	962,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (i)	39,131	38,402
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (i)	85,247	83,308
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (i)	435,000	276,538
Class M4, 1.7115% 9/25/34 (i)	558,000	260,225
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (i)	2,176,000	2,017,444
Class M3, 0.8215% 1/25/36 (i)	391,000	276,869
Class M4, 1.0915% 1/25/36 (i)	1,245,000	513,783
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (i)	1,616,000	40,138
Class M9, 2.1415% 5/25/35 (i)	20,593	27
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (f)(i)	2,842,000	2,841,473
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (i)	515,000	16,014
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (i)	29,339	29,020
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (i)	4,173	3,675
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (i)	1,249,284	1,035,178
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (i)	64,516	2,165
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (i)	41,198	16,525
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (i)	13,262	13,021
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (f)(i)	$ 617,474	$ 581,253
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (i)	1,043,000	92,580
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (i)	39,113	16,318
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	731,975	753,935
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (i)	115,176	89,714
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (f)(i)	2,332,902	69,987
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	394,674	398,245
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	13,062,148	13,161,823
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	749,203	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (f)(i)	7,241,000	7,216,903
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (f)(i)	1,459,789	656,905
TOTAL ASSET-BACKED SECURITIES (Cost $563,048,883)		587,916,521
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (f)(i)	1,169,849	1,160,719
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (i)	824,000	406,637
Class C, 5.6983% 4/10/49 (i)	2,198,000	950,531
Class D, 5.6983% 4/10/49 (i)	1,100,000	399,674
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (i)	1,387,457	1,309,120
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (i)	1,266,917	1,150,011
Series 2004-A Class 2A2, 2.9991% 2/25/34 (i)	652,264	582,612
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (i)	$ 122,499	$ 111,061
Class 2A2, 3.0527% 3/25/34 (i)	878,874	847,020
Series 2004-D Class 2A2, 2.9567% 5/25/34 (i)	1,611,977	1,480,043
Series 2004-G Class 2A7, 3.0214% 8/25/34 (i)	1,487,211	1,340,738
Series 2004-H Class 2A1, 3.1667% 9/25/34 (i)	1,333,346	1,207,837
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (f)(i)(k)	22,830,960	1,666,660
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (i)	1,823,809	1,517,190
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (f)(i)(k)	3,211,283	37,042
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (i)	1,089,033	1,082,156
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (i)	876,650	878,207
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (i)	1,734,000	1,833,020
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (i)	627,040	622,409
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,937,000	871,650
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (f)(i)	1,293,145	1,290,963
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (i)	3,586,994	3,358,063
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (i)	758,817	732,967
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (f)(i)	2,889,000	2,871,810
Class C2, 0.7731% 10/18/54 (f)(i)	970,000	961,658
Class M2, 0.5531% 10/18/54 (f)(i)	1,661,000	1,630,105
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (f)(i)	2,405,000	2,346,795
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (i)	178,650	116,213
Series 2006-1A Class C2, 1.463% 12/20/54 (f)(i)	5,526,000	3,555,981
Series 2006-2 Class C1, 0.733% 12/20/54 (i)	4,563,000	2,936,291
Series 2006-3 Class C2, 0.763% 12/20/54 (i)	922,000	593,307
Series 2006-4:
Class B1, 0.353% 12/20/54 (i)	3,812,000	3,144,900
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class C1, 0.643% 12/20/54 (i)	$ 2,331,000	$ 1,499,999
Class M1, 0.433% 12/20/54 (i)	1,006,000	759,530
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (i)	1,847,000	1,188,544
Class 1M1, 0.563% 12/20/54 (i)	1,238,000	934,690
Class 2C1, 1.223% 12/20/54 (i)	842,000	541,827
Class 2M1, 0.763% 12/20/54 (i)	1,589,000	1,199,695
Series 2007-2 Class 2C1, 0.694% 12/17/54 (i)	2,199,000	1,415,057
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (i)	365,737	274,303
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (i)	401,038	347,335
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (i)	309,208	206,975
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	60,697	61,424
Class A3, 5.447% 6/12/47 (i)	3,289,000	3,404,599
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (i)	1,135,000	948,459
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (i)	731,151	708,807
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (i)	566,451	527,934
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (i)	1,532,632	1,473,793
Series 2007-A1 Class 1A1, 3.0107% 7/25/35 (i)	2,829,815	2,737,735
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	839,116
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (i)	853,094	588,716
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (i)	348,871	1,556
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (i)	1,542,493	1,109,210
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (f)(i)	153,000	144,203
Class C, 0.456% 6/15/22 (f)(i)	1,288,000	1,143,100
Class D, 0.466% 6/15/22 (f)(i)	496,000	424,080
Class E, 0.476% 6/15/22 (f)(i)	792,000	667,260
Class F, 0.506% 6/15/22 (f)(i)	1,268,000	1,049,270
Class G, 0.576% 6/15/22 (f)(i)	219,000	177,938
Class H, 0.596% 6/15/22 (f)(i)	595,000	474,513
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.636% 6/15/22 (f)(i)	$ 694,000	$ 522,235
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (i)	975,724	930,774
Series 2005-A2 Class A7, 2.6496% 2/25/35 (i)	667,612	624,167
Series 2006-A6 Class A4, 3.1889% 10/25/33 (i)	645,741	621,627
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	7,424,000	7,828,579
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (i)	1,927,294	1,579,188
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (i)	2,543,000	166,215
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (i)	3,864,118	3,381,567
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (f)(i)	1,437,344	1,168,704
Class B6, 3.114% 7/10/35 (f)(i)	1,342,750	1,028,815
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	893,639	939,325
Series 2004-SL3 Class A1, 7% 8/25/16	50,718	49,162
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (f)(i)	364,697	298,931
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	245,000	243,687
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (i)	32,314	24,038
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (i)	285,128	276,182
Series 2003-20 Class 1A1, 5.5% 7/25/33	217,094	222,078
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (i)	2,763,000	1,966,726
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (i)	22,528,131	22,452,617
Series 2006-5 Class A1, 0.3815% 10/25/46 (i)	7,969,311	7,883,354
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (i)	495,231	471,129
Series 2005-AR14 Class 1A1, 2.6694% 12/25/35 (i)	1,997,362	1,939,602
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (i)	1,322,699	1,190,108
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (i)	$ 3,128,472	$ 3,128,355
Series 2004-H Class A1, 4.5271% 6/25/34 (i)	526,320	517,065
Series 2004-V Class 1A2, 2.8496% 10/25/34 (i)	1,375,652	1,353,672
Series 2004-W Class A9, 2.7616% 11/25/34 (i)	1,510,458	1,454,674
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (i)	959,098	929,221
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (i)	11,244,280	10,681,234
Class 2A6, 2.8181% 7/25/35 (i)	1,899,864	1,801,536
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (i)	2,443,780	2,286,110
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (i)	1,561,525	1,426,298
Series 2006-AR8 Class 3A1, 2.8958% 4/25/36 (i)	9,280,153	8,467,457
TOTAL PRIVATE SPONSOR		155,697,490
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	197,483	213,803
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	659,011	706,385
Series 2004-86 Class KC, 4.5% 5/25/19	494,654	516,325
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,292,181	1,416,431
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	690,814	744,487
Series 2363 Class PF, 6% 9/15/16	879,735	946,584
Series 2425 Class JH, 6% 3/15/17	692,218	748,846
TOTAL U.S. GOVERNMENT AGENCY		5,292,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,591,828)		160,990,351
Commercial Mortgage Securities - 5.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (i)	1,275,000	1,356,738
Class A3, 7.1185% 2/14/43 (i)	1,377,000	1,488,010
Class A6, 7.4385% 2/14/43 (i)	2,029,000	2,156,427
Class PS1, 1.4561% 2/14/43 (i)(k)	5,158,896	122,254
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (i)	$ 2,024,000	$ 2,178,354
Series 2006-5:
Class A2, 5.317% 9/10/47	8,147,668	8,344,752
Class A3, 5.39% 9/10/47	2,418,000	2,498,374
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,596,986
Series 2007-2 Class A1, 5.421% 4/10/49	263,019	267,830
Series 2007-4 Class A3, 5.8093% 2/10/51 (i)	1,729,000	1,823,880
Series 2006-6 Class E, 5.619% 10/10/45 (f)	1,002,000	288,014
Series 2007-3:
Class A3, 5.6579% 6/10/49 (i)	2,896,000	3,020,293
Class A4, 5.6579% 6/10/49 (i)	3,615,000	3,859,721
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,046,199
Series 2004-2:
Class A3, 4.05% 11/10/38	359,565	365,086
Class A4, 4.153% 11/10/38	2,199,000	2,268,374
Series 2004-6 Class A2, 4.161% 12/10/42	1,786,751	1,797,507
Series 2005-1 Class A3, 4.877% 11/10/42	1,580,678	1,583,987
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	381,115	381,039
Series 2001-3 Class H, 6.562% 4/11/37 (f)	969,000	981,072
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	434,000	427,768
Class K, 6.15% 5/11/35 (f)	806,000	767,378
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	5,387,000	5,592,911
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	838,553
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (f)(i)	745,000	730,100
Class D, 0.6258% 3/15/22 (f)(i)	754,000	701,220
Class E, 0.6658% 3/15/22 (f)(i)	623,000	566,930
Class F, 0.7358% 3/15/22 (f)(i)	502,000	446,780
Class G, 0.7958% 3/15/22 (f)(i)	326,000	283,620
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (f)(i)	1,114,000	1,075,010
Class D, 0.4758% 10/15/19 (f)(i)	1,361,000	1,272,535
Class E, 0.5058% 10/15/19 (f)(i)	1,261,000	1,147,510
Class F, 0.5758% 10/15/19 (f)(i)	2,713,000	2,387,440
Class G, 0.5958% 10/15/19 (f)(i)	1,026,000	861,840
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (f)(i)	$ 42,262	$ 30,852
Series 2004-1:
Class A, 0.6215% 4/25/34 (f)(i)	1,125,809	996,341
Class B, 2.1615% 4/25/34 (f)(i)	123,139	68,958
Class M1, 0.8215% 4/25/34 (f)(i)	98,469	75,329
Class M2, 1.4615% 4/25/34 (f)(i)	91,152	63,806
Series 2004-2:
Class A, 0.6915% 8/25/34 (f)(i)	901,587	784,381
Class M1, 0.8415% 8/25/34 (f)(i)	100,659	74,488
Series 2004-3:
Class A1, 0.6315% 1/25/35 (f)(i)	2,089,764	1,797,197
Class A2, 0.6815% 1/25/35 (f)(i)	292,665	219,499
Class M1, 0.7615% 1/25/35 (f)(i)	352,180	253,569
Class M2, 1.2615% 1/25/35 (f)(i)	160,138	108,093
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (f)(i)	1,572,747	1,281,789
Class M1, 0.6915% 8/25/35 (f)(i)	74,150	49,703
Class M2, 0.7415% 8/25/35 (f)(i)	122,180	76,362
Class M3, 0.7615% 8/25/35 (f)(i)	67,831	40,868
Class M4, 0.8715% 8/25/35 (f)(i)	42,131	23,935
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (f)(i)	561,313	457,470
Class A2, 0.6615% 11/25/35 (f)(i)	574,913	454,181
Class M2, 0.7515% 11/25/35 (f)(i)	56,741	35,179
Class M3, 0.7715% 11/25/35 (f)(i)	51,114	29,646
Class M4, 0.8615% 11/25/35 (f)(i)	63,306	33,710
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (f)(i)	1,293,140	1,008,649
Class B1, 1.6615% 1/25/36 (f)(i)	75,358	28,636
Class M1, 0.7115% 1/25/36 (f)(i)	416,980	277,292
Class M2, 0.7315% 1/25/36 (f)(i)	84,401	52,750
Class M3, 0.7615% 1/25/36 (f)(i)	182,868	104,235
Class M4, 0.8715% 1/25/36 (f)(i)	68,324	35,529
Class M5, 0.9115% 1/25/36 (f)(i)	68,324	32,454
Class M6, 0.9615% 1/25/36 (f)(i)	72,343	29,661
Series 2006-1 Class A2, 0.6215% 4/25/36 (f)(i)	199,292	159,434
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (f)(i)	3,852,961	3,082,369
Class A2, 0.5415% 7/25/36 (f)(i)	177,475	134,881
Class B3, 2.9615% 7/25/36 (f)(i)	67,923	17,660
Class M1, 0.5715% 7/25/36 (f)(i)	186,239	106,156
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.5915% 7/25/36 (f)(i)	$ 88,738	$ 47,031
Class M3, 0.6115% 7/25/36 (f)(i)	73,948	35,865
Class M5, 0.7315% 7/25/36 (f)(i)	61,349	25,153
Class M6, 0.8015% 7/25/36 (f)(i)	91,476	32,931
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (f)(i)	81,114	14,601
Class B3, 2.8615% 10/25/36 (f)(i)	95,061	11,407
Class M4, 0.6915% 10/25/36 (f)(i)	89,550	33,134
Class M5, 0.7415% 10/25/36 (f)(i)	107,071	35,333
Class M6, 0.8215% 10/25/36 (f)(i)	310,181	77,545
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (f)(i)	698,312	562,141
Class A2, 0.5315% 12/25/36 (f)(i)	3,689,092	2,766,819
Class B1, 0.9615% 12/25/36 (f)(i)	19,184	3,309
Class B2, 1.5115% 12/25/36 (f)(i)	17,905	2,789
Class B3, 2.7115% 12/25/36 (f)(i)	141,694	16,698
Class M1, 0.5515% 12/25/36 (f)(i)	169,462	98,288
Class M2, 0.5715% 12/25/36 (f)(i)	112,548	60,776
Class M3, 0.6015% 12/25/36 (f)(i)	114,467	56,661
Class M4, 0.6615% 12/25/36 (f)(i)	136,849	60,213
Class M5, 0.7015% 12/25/36 (f)(i)	125,977	52,910
Class M6, 0.7815% 12/25/36 (f)(i)	112,548	41,643
Series 2007-1:
Class A2, 0.5315% 3/25/37 (f)(i)	789,561	560,589
Class B1, 0.9315% 3/25/37 (f)(i)	199,077	39,815
Class B2, 1.4115% 3/25/37 (f)(i)	143,066	22,891
Class B3, 3.6115% 3/25/37 (f)(i)	497,356	54,709
Class M1, 0.5315% 3/25/37 (f)(i)	175,458	84,220
Class M2, 0.5515% 3/25/37 (f)(i)	131,594	56,585
Class M3, 0.5815% 3/25/37 (f)(i)	54,662	20,772
Class M4, 0.6315% 3/25/37 (f)(i)	39,815	13,935
Class M5, 0.6815% 3/25/37 (f)(i)	145,765	45,187
Class M6, 0.7615% 3/25/37 (f)(i)	204,476	51,119
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (f)(i)	1,497,548	1,108,185
Class A2, 0.5815% 7/25/37 (f)(i)	1,402,974	687,457
Class B1, 1.8615% 7/25/37 (f)(i)	379,077	49,280
Class B2, 2.5115% 7/25/37 (f)(i)	329,054	39,486
Class B3, 3.6115% 7/25/37 (f)(i)	369,697	33,273
Class M1, 0.6315% 7/25/37 (f)(i)	429,881	136,487
Class M2, 0.6715% 7/25/37 (f)(i)	224,320	65,053
Class M3, 0.7515% 7/25/37 (f)(i)	226,664	56,099
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M4, 0.9115% 7/25/37 (f)(i)	$ 472,087	$ 84,976
Class M5, 1.0115% 7/25/37 (f)(i)	417,375	62,606
Class M6, 1.2615% 7/25/37 (f)(i)	529,926	74,190
Series 2007-3:
Class A2, 0.5515% 7/25/37 (f)(i)	712,781	477,563
Class B1, 1.2115% 7/25/37 (f)(i)	320,235	41,631
Class B2, 1.8615% 7/25/37 (f)(i)	919,384	91,938
Class B3, 4.2615% 7/25/37 (f)(i)	429,993	34,399
Class M1, 0.5715% 7/25/37 (f)(i)	283,434	127,545
Class M2, 0.6015% 7/25/37 (f)(i)	302,157	105,755
Class M3, 0.6315% 7/25/37 (f)(i)	487,455	146,236
Class M4, 0.7615% 7/25/37 (f)(i)	855,467	239,531
Class M5, 0.8615% 7/25/37 (f)(i)	389,318	85,650
Class M6, 1.0615% 7/25/37 (f)(i)	295,701	59,140
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (f)(i)	217,174	7,058
Class B2, 3.7115% 9/25/37 (f)(i)	988,516	24,713
Class M1, 1.2115% 9/25/37 (f)(i)	208,021	31,203
Class M2, 1.3115% 9/25/37 (f)(i)	208,021	24,963
Class M4, 1.8615% 9/25/37 (f)(i)	668,995	60,210
Class M5, 2.0115% 9/25/37 (f)(i)	668,995	46,830
Class M6, 2.2115% 9/25/37 (f)(i)	672,324	40,339
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(k)	3,856,765	134,987
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(i)(k)	9,234,692	1,096,158
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (f)(i)	657,000	549,175
Class H, 0.9158% 3/15/19 (f)(i)	442,000	328,479
Class J, 1.1158% 3/15/19 (f)(i)	332,000	235,457
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (f)(i)	554,000	454,280
Class E, 0.5658% 3/15/22 (f)(i)	2,884,000	2,220,680
Class F, 0.6158% 3/15/22 (f)(i)	1,770,000	1,274,400
Class G, 0.6658% 3/15/22 (f)(i)	364,000	251,160
Class H, 0.8158% 3/15/22 (f)(i)	554,000	349,020
Class J, 0.9658% 3/15/22 (f)(i)	554,000	277,000
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,546,024
Series 2003-PWR2 Class A3, 4.834% 5/11/39	465,234	472,447
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,000,282	1,016,921
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	770,305	775,909
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007 PW17 Class A4, 5.694% 6/11/50	$ 9,784,000	$ 10,592,859
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (i)	2,484,000	2,701,085
Series 2007-PW17 Class A1, 5.282% 6/11/50	649,721	660,008
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	628,106
Class A4, 5.7% 6/11/50	20,000,000	21,609,658
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	299,711	306,207
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (f)(i)(k)	12,236,446	38,531
Series 2003-T12 Class X2, 0.4803% 8/13/39 (f)(i)(k)	21,345,582	74,473
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,411,259
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (f)(i)(k)	19,766,134	354,411
Series 2006-T22 Class A4, 5.514% 4/12/38 (i)	217,000	237,437
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (f)(i)	277,000	185,035
Class C, 5.7174% 6/11/40 (f)(i)	231,000	129,449
Class D, 5.7174% 6/11/40 (f)(i)	231,000	120,204
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (f)(i)(k)	151,203,462	1,822,153
Series 2007-T28:
Class A1, 5.422% 9/11/42	166,845	169,983
Class X2, 0.1785% 9/11/42 (f)(i)(k)	74,495,119	560,628
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (f)(i)	699,444	520,922
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	2,037,000	2,164,009
Class XCL, 2.1173% 5/15/35 (f)(i)(k)	18,472,747	406,883
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (f)	3,994,000	3,980,992
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (f)(i)	619,000	603,525
Class G, 0.594% 8/15/21 (f)(i)	462,000	432,173
Class H, 0.634% 8/15/21 (f)(i)	368,000	331,200
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,622,445	2,372,439
Series 2007-C6:
Class A1, 5.622% 12/10/49 (i)	5,380,728	5,388,735
Class A2, 5.6981% 12/10/49 (i)	2,250,000	2,336,146
Class A4, 5.6981% 12/10/49 (i)	6,296,000	6,823,720
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-FL3A Class A2, 0.4058% 4/15/22 (f)(i)	$ 3,443,000	$ 3,304,412
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,490,458
Series 2007-CD4:
Class A2A, 5.237% 12/11/49	6,748,666	6,816,894
Class A4, 5.322% 12/11/49	29,121,000	30,693,464
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,737,648
Class C, 5.476% 12/11/49	3,265,000	1,142,750
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (i)	1,734,000	1,857,585
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	2,861,100
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (f)(i)	5,219,000	4,853,670
Class C, 0.5358% 4/15/17 (f)(i)	1,395,000	1,283,400
Class D, 0.5758% 4/15/17 (f)(i)	802,000	729,820
Class E, 0.6358% 4/15/17 (f)(i)	247,000	219,830
Class F, 0.6758% 4/15/17 (f)(i)	140,000	120,400
Class G, 0.8158% 4/15/17 (f)(i)	140,000	114,800
Class H, 0.8858% 4/15/17 (f)(i)	140,000	107,800
Class J, 1.1158% 4/15/17 (f)(i)	108,000	75,600
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (f)(i)	1,323,234	1,257,072
Class D, 0.6058% 11/15/17 (f)(i)	68,839	64,020
Class E, 0.6558% 11/15/17 (f)(i)	244,095	224,567
Class F, 0.7158% 11/15/17 (f)(i)	151,645	137,997
Class G, 0.7658% 11/15/17 (f)(i)	105,420	94,878
Series 2006-CN2A:
Class A2FL, 0.483% 2/5/19 (f)(i)	4,120,000	4,045,367
Class AJFL, 0.523% 2/5/19 (i)	1,890,000	1,836,647
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (f)(i)	2,471,000	2,285,675
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	17,239	17,235
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	5,134,187
Class A4, 5.306% 12/10/46	9,370,000	9,907,968
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	$ 3,071,000	$ 3,071,000
Class AJFX, 5.478% 2/5/19 (f)	8,710,000	8,696,184
Series 2007-C9 Class A4, 5.8148% 12/10/49 (i)	3,836,000	4,190,937
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (f)(i)(k)	2,818,851	408
Series 2006-C8:
Class B, 5.44% 12/10/46	3,003,000	1,983,746
Class XP, 0.4911% 12/10/46 (i)(k)	17,356,977	210,792
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,618,000	4,938,653
Series 2007-C2:
Class A2, 5.448% 1/15/49 (i)	9,576,060	9,737,779
Class A3, 5.542% 1/15/49 (i)	3,468,000	3,642,525
Series 2007-C3 Class A4, 5.7203% 6/15/39 (i)	1,923,000	2,047,260
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	10,331,431
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (i)(k)	10,566,942	190,972
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	3,962,000	4,171,253
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (f)(i)	6,186,000	4,825,080
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,775,831
Series 2002-CP5 Class A1, 4.106% 12/15/35	102,961	104,339
Series 2004-C1:
Class A3, 4.321% 1/15/37	291,837	295,298
Class A4, 4.75% 1/15/37	807,000	848,860
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (i)(k)	4,311,620	16,905
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (f)(i)(k)	12,193,406	47,123
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (f)(i)(k)	66,610,080	10,598
Series 2006-C1 Class A3, 5.5457% 2/15/39 (i)	9,156,000	9,684,804
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (f)(i)	656,000	590,400
Class C:
0.4358% 2/15/22 (f)(i)	1,521,000	1,338,480
0.5358% 2/15/22 (f)(i)	543,000	456,120
Class F, 0.5858% 2/15/22 (f)(i)	1,086,000	890,520
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (i)(k)	$ 32,463,287	$ 316,540
Class B, 5.487% 2/15/40 (f)(i)	2,651,000	397,650
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	618,000	617,681
Class G, 6.936% 3/15/33 (f)	1,141,000	1,144,553
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	36,396,000	38,356,394
Series 2001-1 Class X1, 0.9778% 5/15/33 (f)(i)(k)	6,326,758	67,817
Series 2007-C1 Class XP, 0.2003% 12/10/49 (i)(k)	32,399,705	171,764
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (i)(k)	16,451,905	71,977
Series 2005-C1 Class X2, 0.5542% 5/10/43 (i)(k)	6,602,309	49,499
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (f)(i)	652,000	616,289
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,468,000	3,634,115
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	17,244,550
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (f)(i)(k)	29,023,626	191,570
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (i)	4,571,000	4,822,430
Class A4, 5.8829% 7/10/38 (i)	13,274,000	14,577,965
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(k)	39,933,089	354,518
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (f)(i)	88,000	83,499
Class D, 0.543% 6/6/20 (f)(i)	414,000	380,985
Class E, 0.633% 6/6/20 (f)(i)	479,000	431,042
Class F, 0.703% 6/6/20 (f)(i)	681,000	599,195
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(i)	1,781,000	1,737,691
Class D, 2.3636% 3/6/20 (f)(i)	7,692,000	7,485,317
Class F, 2.8433% 3/6/20 (f)(i)	146,000	141,396
Class G, 3.0177% 3/6/20 (f)(i)	74,000	71,118
Class H, 3.5846% 3/6/20 (f)(i)	446,000	426,952
Class J, 4.4568% 3/6/20 (f)(i)	639,000	599,889
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	$ 538,000	$ 544,458
Series 2005-GG4 Class A3, 4.607% 7/10/39	9,600,000	9,814,655
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (f)(i)(k)	31,585,152	281,083
Series 2006-GG6:
Class A2, 5.506% 4/10/38	6,389,494	6,399,703
Class A3, 5.5756% 4/10/38 (i)	20,000,000	21,047,042
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	9,531,000	9,657,588
Class A4, 5.56% 11/10/39 (i)	34,187,000	36,808,247
Series 2007-GG10:
Class A1, 5.69% 8/10/45	85,984	87,155
Class A2, 5.778% 8/10/45	826,000	847,025
Class A4, 5.8075% 8/10/45 (i)	8,288,000	8,853,604
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (f)(i)(k)	2,558,698	504
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (f)(i)	1,128,596	1,060,880
Class C, 0.4758% 11/15/18 (f)(i)	801,562	753,469
Class D, 0.4958% 11/15/18 (f)(i)	178,012	167,331
Class E, 0.5458% 11/15/18 (f)(i)	325,508	286,447
Class F, 0.5958% 11/15/18 (f)(i)	487,753	419,467
Class G, 0.6258% 11/15/18 (f)(i)	424,177	356,309
Class H, 0.7658% 11/15/18 (f)(i)	325,525	263,675
sequential payer:
Series 2005-CB11 Class A2, 5.016% 8/12/37	179,637	179,781
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (i)	5,157,000	5,389,635
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,930,939
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (i)	824,000	852,902
Class A3, 5.336% 5/15/47	10,293,000	10,939,032
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	10,733,021
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (i)	16,081,000	17,320,216
Series 2007-CB20 Class A4, 5.794% 2/12/51	43,296,000	47,023,547
Series 2007-LD11:
Class A2, 5.8025% 6/15/49 (i)	4,868,000	5,037,179
Class A4, 5.8175% 6/15/49 (i)	60,756,000	65,439,674
Series 2007-LDP10 Class A1, 5.122% 1/15/49	27,043	27,175
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	$ 3,920,000	$ 4,009,231
Class A3, 5.412% 1/15/49	12,612,000	13,404,503
Series 2005-CB13 Class E, 5.3502% 1/12/43 (f)(i)	877,000	90,818
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	511,826
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (i)	148,000	87,383
Class C, 5.7447% 2/12/49 (i)	388,000	198,250
Class D, 5.7447% 2/12/49 (i)	407,000	190,105
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (i)	331,000	212,005
Class CS, 5.466% 1/15/49 (i)	143,000	77,269
Class ES, 5.5411% 1/15/49 (f)(i)	896,000	227,535
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	586,531	586,825
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (i)	1,403,000	1,513,880
Series 1998-C1 Class D, 6.98% 2/18/30	518,902	519,555
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	15,492	15,521
Series 2006-C1 Class A2, 5.084% 2/15/31	439,673	440,098
Series 2006-C6:
Class A1, 5.23% 9/15/39	148,836	148,976
Class A2, 5.262% 9/15/39 (i)	3,026,000	3,055,797
Series 2006-C7:
Class A1, 5.279% 11/15/38	227,661	229,779
Class A2, 5.3% 11/15/38	1,907,000	1,938,749
Class A3, 5.347% 11/15/38	3,172,000	3,397,960
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	141,827	143,893
Class A4, 5.424% 2/15/40	20,427,000	21,917,070
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	4,958,198
Series 2001-C3 Class B, 6.512% 6/15/36	3,352,000	3,402,694
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,951,496
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (f)(i)(k)	19,326,007	7,178
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (i)(k)	5,367,427	43,558
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (i)(k)	7,990,689	132,112
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (i)(k)	2,977,759	37,289
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	3,957,000	4,272,534
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 26,850,000	$ 28,976,211
Class XCP, 0.2848% 9/15/45 (i)(k)	133,066,679	1,309,562
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (f)(i)	555,142	499,628
Class E, 0.5558% 9/15/21 (f)(i)	2,003,583	1,763,153
Class F, 0.6058% 9/15/21 (f)(i)	965,627	820,783
Class G, 0.6258% 9/15/21 (f)(i)	1,906,832	1,544,534
Class H, 0.6658% 9/15/21 (f)(i)	492,207	383,921
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,156,286
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	61,306	61,296
Series 2005-MKB2 Class A2, 4.806% 9/12/42	3,003,849	3,005,652
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (i)	2,847,000	2,901,074
Series 2005-LC1 Class F, 5.3853% 1/12/44 (f)(i)	1,509,000	770,016
Series 2006-C1 Class A2, 5.6109% 5/12/39 (i)	2,050,057	2,113,079
Series 2007-C1:
Class A3, 5.8261% 6/12/50 (i)	7,212,000	7,600,431
Class A4, 5.8261% 6/12/50 (i)	6,564,000	7,126,612
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,963,762
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (i)	790,171	771,502
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (i)	1,845,000	1,917,696
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	1,490,000	1,583,242
Series 2007-5:
Class A3, 5.364% 8/12/48	676,000	695,603
Class A4, 5.378% 8/12/48	44,314,000	46,600,363
Class B, 5.479% 2/12/17	5,202,000	2,284,979
Series 2007-6:
Class A1, 5.175% 3/12/51	58,637	59,261
Class A2, 5.331% 3/12/51	20,000,000	20,453,416
Class A4, 5.485% 3/12/51 (i)	24,350,000	25,569,784
Series 2007-7 Class A4, 5.7439% 6/12/50 (i)	6,069,000	6,455,345
Series 2007-8 Class A1, 4.622% 8/12/49	280,800	283,912
Series 2007-9:
Class A2, 5.59% 9/12/49	8,299,132	8,633,787
Class A4, 5.7% 9/12/49	185,000	196,918
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-9:
Class ASB, 5.644% 9/12/49	$ 12,500,000	$ 13,239,193
Series 2006-4 Class XP, 0.6112% 12/12/49 (i)(k)	31,138,433	599,160
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,734,000	849,404
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	294,025
Series 2007-8 Class A3, 5.9645% 8/12/49 (i)	1,496,000	1,619,775
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (f)(i)	291,739	151,704
Series 2007-XCLA Class A1, 0.466% 7/17/17 (f)(i)	1,591,024	1,431,922
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (f)(i)	995,000	835,800
Class D, 0.456% 10/15/20 (f)(i)	545,000	408,750
Class E, 0.516% 10/15/20 (f)(i)	681,000	442,650
Class F, 0.566% 10/15/20 (f)(i)	409,000	204,500
Class G, 0.606% 10/15/20 (f)(i)	505,000	202,000
Class H, 0.696% 10/15/20 (f)(i)	318,000	31,800
Class J, 0.846% 10/15/20 (f)(i)	363,000	18,150
Class MHRO, 0.956% 10/15/20 (f)(i)	474,271	151,767
Class MJPM, 1.266% 10/15/20 (f)(i)	20,434	15,734
Class MSTR, 0.966% 10/15/20 (f)(i)	210,691	67,421
Class NHRO, 1.156% 10/15/20 (f)(i)	721,754	158,786
Class NSTR, 1.116% 10/15/20 (f)(i)	191,450	42,119
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (f)(i)(k)	4,773,322	22,457
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,641,986
Series 2006-T23 Class A1, 5.682% 8/12/41	232,206	232,724
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	127,803	128,852
Class A31, 5.439% 2/12/44 (i)	7,959,000	8,266,120
Series 2007-IQ13 Class A1, 5.05% 3/15/44	270,910	273,661
Series 2007-IQ14 Class A1, 5.38% 4/15/49	520,467	530,028
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	10,547,639
Series 2007-T25 Class A1, 5.391% 11/12/49	201,756	205,147
Series 2007-T27 Class A4, 5.6497% 6/11/42 (i)	3,492,000	3,804,312
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (f)(i)(k)	10,261,254	51,068
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (f)(i)(k)	18,340,180	176,324
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (f)(i)(k)	8,300,643	76,935
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (i)	2,689,000	2,720,588
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (i)	$ 2,729,511	$ 2,834,306
Class A4, 5.7317% 10/15/42 (i)	520,000	568,620
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	1,127,100
Series 2006-T23 Class A3, 5.803% 8/12/41 (i)	885,000	944,511
Series 2007-HQ11 Class B, 5.538% 2/20/44 (i)	3,144,000	2,358,000
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (i)	2,601,000	2,755,198
Class AAB, 5.654% 4/15/49	4,940,000	5,229,567
Class B, 5.7308% 4/15/49 (i)	426,000	234,300
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (f)	3,405,014	3,853,454
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	158,858	162,189
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,078,483	1,087,050
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (f)(i)	1,041,000	999,405
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (f)(i)	1,481,000	1,151,945
Class F, 0.604% 8/11/18 (f)(i)	1,532,000	1,027,097
Class G, 0.624% 8/11/18 (f)(i)	1,452,000	890,947
Class J, 0.864% 8/11/18 (f)(i)	323,000	150,338
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (f)(i)	93,624	65,537
Class AP2, 1.0658% 6/15/20 (f)(i)	157,378	102,295
Class F, 0.7458% 6/15/20 (f)(i)	3,844,000	2,498,600
Class LXR1, 0.9658% 6/15/20 (f)(i)	212,473	178,478
Class LXR2, 1.0658% 6/15/20 (f)(i)	2,620,829	2,070,455
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,438,340	2,455,714
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,655,250
Series 2004-C14 Class A2, 4.368% 8/15/41	8,512,065	8,732,102
Series 2006-C27 Class A2, 5.624% 7/15/45	1,410,935	1,423,067
Series 2006-C29:
Class A1, 5.11% 11/15/48	356,886	359,541
Class A3, 5.313% 11/15/48	4,606,000	4,816,133
Class A4, 5.308% 11/15/48	12,000,000	12,839,238
Series 2007-C30:
Class A1, 5.031% 12/15/43	8,229	8,224
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 1,489,000	$ 1,530,996
Class A4, 5.305% 12/15/43	510,000	520,703
Class A5, 5.342% 12/15/43	30,890,000	32,228,464
Series 2007-C31:
Class A1, 5.14% 4/15/47	10,406	10,399
Class A4, 5.509% 4/15/47	15,531,309	16,352,438
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (i)	2,081,000	2,169,068
Class A3, 5.7456% 6/15/49 (i)	28,312,000	30,180,875
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(i)	824,000	814,372
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(i)	1,333,000	1,279,680
Class 180B, 5.5782% 10/15/41 (f)(i)	607,000	570,580
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,602,625
Series 2005-C22:
Class B, 5.3619% 12/15/44 (i)	3,845,000	3,439,111
Class F, 5.3619% 12/15/44 (f)(i)	2,892,000	1,636,897
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	1,734,000	935,880
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	5,202,000	2,692,633
Class D, 5.513% 12/15/43 (i)	2,774,000	1,128,338
Class XP, 0.4403% 12/15/43 (f)(i)(k)	19,258,232	233,581
Series 2007-C31 Class C, 5.6933% 4/15/47 (i)	4,147,000	2,137,536
Series 2007-C31A Class A2, 5.421% 4/15/47	18,990,000	19,642,158
Series 2007-C32:
Class D, 5.7456% 6/15/49 (i)	1,303,000	700,768
Class E, 5.7456% 6/15/49 (i)	2,054,000	867,404
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 5.8994% 2/15/51 (i)	1,500,000	1,620,280
Class A5, 5.8994% 2/15/51 (i)	2,818,000	3,038,858
Series 2007-C33 Class B, 5.8994% 2/15/51 (i)	2,916,000	2,150,674
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $947,497,657)		1,187,876,802
Municipal Securities - 0.3%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (i)	$ 5,700,000	$ 5,563,941
California Gen. Oblig.:
5.25% 4/1/14	9,500,000	9,915,910
6.2% 3/1/19	9,941,000	10,514,596
7.5% 4/1/34	6,800,000	7,276,816
7.55% 4/1/39	5,220,000	5,632,850
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	9,780,000	9,749,193
5.665% 3/1/18 (g)	10,820,000	10,843,155
5.877% 3/1/19 (g)	9,645,000	9,670,077
TOTAL MUNICIPAL SECURITIES (Cost $67,613,364)		69,166,538
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,197,776)	2,128,000	2,238,656
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $504,591)	528,000	561,523
Bank Notes - 0.1%

National City Bank, Cleveland 0.3959% 3/1/13 (i)	4,203,000	4,178,051
Wachovia Bank NA 6% 11/15/17	6,320,000	7,082,129
TOTAL BANK NOTES (Cost $10,737,494)		11,260,180
Fixed-Income Funds - 22.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (j)	41,040,375	4,296,927,233
Fidelity Specialized High Income Central Fund (j)	1,990,744	203,493,860
TOTAL FIXED-INCOME FUNDS (Cost $4,388,421,441)		4,500,421,093
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (i)	$ 1,468,000	$ 1,325,618
MUFG Capital Finance 1 Ltd. 6.346% (i)	6,338,000	6,526,963
		7,852,581
TOTAL PREFERRED SECURITIES (Cost $5,948,652)		7,852,581
Cash Equivalents - 9.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (b)	$ 606,753,371	606,750,000
0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	1,384,444,080	1,384,436,000
TOTAL CASH EQUIVALENTS (Cost $1,991,186,000)		1,991,186,000
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $21,327,341,166)		22,131,851,666
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(1,837,614,067)
NET ASSETS - 100%		$ 20,294,237,599
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	3,982,258
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $912,286,400 or 4.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$606,750,000 due 3/01/11 at 0.20%
Barclays Capital, Inc.	$ 606,750,000
$1,384,436,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 115,704,464
Bank of America NA	102,848,412
Barclays Capital, Inc.	57,273,710
Credit Agricole Securities (USA), Inc.	51,424,206
Deutsche Bank Securities, Inc.	59,007,014
Goldman, Sachs & Co.	12,856,052
HSBC Securities (USA), Inc.	154,272,619
Repurchase Agreement / Counterparty	Value
ING Financial Markets LLC	$ 95,134,781
J.P. Morgan Securities, Inc.	154,272,619
Merrill Lynch Government Securities, Inc.	46,281,786
Merrill Lynch, Pierce, Fenner & Smith, Inc.	70,999,756
Mizuho Securities USA, Inc.	282,833,133
RBC Capital Markets Corp.	12,856,052
Societe Generale, New York Branch	102,848,412
Wells Fargo Securities LLC	65,822,984
$ 1,384,436,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 6,151,882
Fidelity Mortgage Backed Securities Central Fund	47,236,555
Fidelity Specialized High Income Central Fund	6,728,008
Total	$ 60,116,445
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 496,693,915	$ -	$ 493,317,907*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,690,638,106	1,636,345,483	-	4,296,927,233	43.2%
Fidelity Specialized High Income Central Fund	188,755,230	6,728,008	-	203,493,860	46.2%
Total	$ 3,376,087,251	$ 1,643,073,491	$ 493,317,907	$ 4,500,421,093
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,131,913,035	$ -	$ 4,131,913,035	$ -
U.S. Government and Government Agency Obligations	6,887,315,297	-	6,887,315,297	-
U.S. Government Agency - Mortgage Securities	2,593,153,089	-	2,593,153,089	-
Asset-Backed Securities	587,916,521	-	575,154,108	12,762,413
Collateralized Mortgage Obligations	160,990,351	-	157,399,078	3,591,273
Commercial Mortgage Securities	1,187,876,802	-	1,140,518,123	47,358,679
Municipal Securities	69,166,538	-	69,166,538	-
Foreign Government and Government Agency Obligations	2,238,656	-	2,238,656	-
Supranational Obligations	561,523	-	561,523	-
Bank Notes	11,260,180	-	11,260,180	-
Fixed-Income Funds	4,500,421,093	4,500,421,093	-	-
Preferred Securities	7,852,581	-	7,852,581	-
Cash Equivalents	1,991,186,000	-	1,991,186,000	-
Total Investments in Securities:	$ 22,131,851,666	$ 4,500,421,093	$ 17,567,718,208	$ 63,712,365
Derivative Instruments:
Assets
Swap Agreements	$ 3,982,258	$ -	$ 3,982,258	$ -
Other Financial Instruments:
Forward Commitment	$ (5,136,678)	$ -	$ (5,136,678)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 72,787,535
Total Realized Gain (Loss)	1,272,451
Total Unrealized Gain (Loss)	8,942,713
Cost of Purchases	11,800,435
Proceeds of Sales	(3,835,986)
Amortization/Accretion	553,629
Transfers in to Level 3	7,502,736
Transfers out of Level 3	(35,311,148)
Ending Balance	$ 63,712,365
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 8,817,318

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 3,982,258	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $598,056,840 and repurchase agreements of $1,991,186,000) - See accompanying schedule: Unaffiliated issuers (cost $16,938,919,725)	$ 17,631,430,573
Fidelity Central Funds (cost $4,388,421,441)	4,500,421,093
Total Investments (cost $21,327,341,166)		$ 22,131,851,666
Commitment to sell securities on a delayed delivery basis	(1,330,819,260)
Receivable for securities sold on a delayed delivery basis	1,325,682,582	(5,136,678)
Receivable for investments sold, regular delivery		600,512,445
Cash		1,158,807
Receivable for fund shares sold		656,628
Interest receivable		97,543,111
Distributions receivable from Fidelity Central Funds		8,974,531
Unrealized appreciation on swap agreements		3,982,258
Receivable from investment adviser for expense reductions		631,945
Total assets		22,840,174,713

Liabilities
Payable for investments purchased Regular delivery	$ 487,862,242
Delayed delivery	1,329,092,328
Payable for fund shares redeemed	115,163,981
Accrued management fee	5,629,404
Other affiliated payables	1,436,576
Other payables and accrued expenses	2,583
Collateral on securities loaned, at value	606,750,000
Total liabilities		2,545,937,114

Net Assets		$ 20,294,237,599
Net Assets consist of:
Paid in capital		$ 19,419,825,951
Undistributed net investment income		68,022,744
Accumulated undistributed net realized gain (loss) on investments		3,032,824
Net unrealized appreciation (depreciation) on investments		803,356,080
Net Assets		$ 20,294,237,599

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($15,884,026,228 ÷ 1,391,802,238 shares)		$ 11.41

Class F: Net Asset Value, offering price and redemption price per share ($4,410,211,371 ÷ 386,307,120 shares)		$ 11.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2011 (Unaudited)
Investment Income
Dividends		$ 243,530
Interest		250,008,708
Income from Fidelity Central Funds		60,116,445
Total income		310,368,683

Expenses
Management fee	$ 30,406,231
Transfer agent fees	8,616,036
Independent trustees' compensation	32,252
Miscellaneous	30,065
Total expenses before reductions	39,084,584
Expense reductions	(1,740,611)	37,343,973
Net investment income (loss)		273,024,710
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,013,329
Fidelity Central Funds	13,096,029
Swap agreements	1,398,163
Total net realized gain (loss)		170,507,521
Change in net unrealized appreciation (depreciation) on: Investment securities	(421,823,031)
Swap agreements	(547,755)
Delayed delivery commitments	(4,389,472)
Total change in net unrealized appreciation (depreciation)		(426,760,258)
Net gain (loss)		(256,252,737)
Net increase (decrease) in net assets resulting from operations		$ 16,771,973

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 273,024,710	$ 554,244,962
Net realized gain (loss)	170,507,521	353,707,217
Change in net unrealized appreciation (depreciation)	(426,760,258)	629,494,142
Net increase (decrease) in net assets resulting from operations	16,771,973	1,537,446,321
Distributions to shareholders from net investment income	(282,577,599)	(534,029,234)
Distributions to shareholders from net realized gain	(464,316,023)	(146,409,587)
Total distributions	(746,893,622)	(680,438,821)
Share transactions - net increase (decrease)	4,756,273,618	3,528,208,062
Total increase (decrease) in net assets	4,026,151,969	4,385,215,562

Net Assets
Beginning of period	16,268,085,630	11,882,870,068
End of period (including undistributed net investment income of $68,022,744 and undistributed net investment income of $77,575,633, respectively)	$ 20,294,237,599	$ 16,268,085,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Investment Grade Bond

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.181	.432	.486
Net realized and unrealized gain (loss)	(.190)	.765	1.146
Total from investment operations	(.009)	1.197	1.632
Distributions from net investment income	(.188)	(.422)	(.332)
Distributions from net realized gain	(.333)	(.125)	(.010)
Total distributions	(.521)	(.547)	(.342)
Net asset value, end of period	$ 11.41	$ 11.94	$ 11.29
Total Return B, C	(.08)%	10.90%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.47% A	.48%	.50% A
Expenses net of fee waivers, if any	.45% A	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45% A
Net investment income (loss)	3.15% A	3.75%	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,884,026	$ 14,060,678	$ 11,881,921
Portfolio turnover rate F	196% A, I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.185	.442	.104
Net realized and unrealized gain (loss)	(.189)	.767	.323
Total from investment operations	(.004)	1.209	.427
Distributions from net investment income	(.193)	(.434)	(.087)
Distributions from net realized gain	(.333)	(.125)	-
Total distributions	(.526)	(.559)	(.087)
Net asset value, end of period	$ 11.42	$ 11.95	$ 11.30
Total Return B, C	(.03)%	11.00%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	3.25% A	3.85%	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,410,211	$ 2,207,408	$ 949
Portfolio turnover rate F	196% A, I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,042,063,803
Gross unrealized depreciation	(145,519,970)
Net unrealized appreciation (depreciation) on securities and other investments	$ 896,543,833

Tax cost	$ 21,235,307,833

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ 1,398,163	$ (547,755)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $3,229,230,680 and $975,813,313, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and interest expense, including commitment fees.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Investment Grade Bond	$ 8,616,036.12

* Annualized

Exchange In-Kind. During the period, the Fund redeemed in-kind 4,549,728 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $493,317,907 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $13,097,467 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30,065 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $195,780.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Series Investment Grade Bond	.45%	$ 1,739,937

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $674.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Series Investment Grade Bond	$ 232,442,913	$ 502,064,508
Class F	50,134,686	31,964,726
Total	$ 282,577,599	$ 534,029,234
From net realized gain
Series Investment Grade Bond	$ 390,541,227	$ 144,072,070
Class F	73,774,796	2,337,517
Total	$ 464,316,023	$ 146,409,587

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Series Investment Grade Bond
Shares sold	339,262,929	456,565,125	$ 3,887,346,396	$ 5,245,451,728
Reinvestment of distributions	53,679,355	56,145,905	622,984,140	646,136,578
Shares redeemed	(178,608,840)	(387,299,981)	(2,070,335,034)	(4,496,711,469)
Net increase (decrease)	214,333,444	125,411,049	$ 2,439,995,502	$ 1,394,876,837
Class F
Shares sold	206,440,425	202,455,008	$ 2,372,009,420	$ 2,340,966,037
Reinvestment of distributions	10,694,014	2,951,002	123,909,482	34,302,243
Shares redeemed	(15,621,705)	(20,695,650)	(179,640,786)	(241,937,055)
Net increase (decrease)	201,512,734	184,710,360	$ 2,316,278,116	$ 2,133,331,225

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total return of the retail class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Fidelity Series Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Fidelity Series Investment Grade Bond Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund limit the total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

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Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LIG-SANN-0411
1.873110.102

Fidelity®
Short-Term Bond
Fund

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,007.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,006.30	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

1.Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 57.4%	U.S. Government and U.S. Government Agency Obligations † 59.7%
AAA 11.9%	AAA 12.9%
AA 9.3%	AA 8.3%
A 8.1%	A 7.3%
BBB 8.9%	BBB 9.9%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 0.6%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	2.1	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	1.8	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *		As of August 31, 2010 **
	Corporate Bonds 24.2%		Corporate Bonds 23.6%
	U.S. Government and U.S. Government Agency Obligations † 57.4%		U.S. Government and U.S. Government Agency Obligations † 59.7%
	Asset-Backed Securities 9.2%		Asset-Backed Securities 9.7%
	CMOs and Other Mortgage Related Securities 5.5%		CMOs and Other Mortgage Related Securities 5.7%
	Municipal Bonds 0.1%		Municipal Bonds 0.1%
	Other Investments 0.6%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments * Futures and Swaps	8.1% 0.0%	** Foreign investments ** Futures and Swaps	8.2% 0.0%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 16,316	$ 16,742
5.875% 3/15/11	9,595	9,612
6.5% 11/15/13	6,814	7,680
		34,034
Diversified Consumer Services - 0.0%
Yale University 2.9% 10/15/14	5,340	5,540
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	6,820	6,900
Whirlpool Corp. 6.125% 6/15/11	7,250	7,358
		14,258
Media - 0.8%
COX Communications, Inc. 7.125% 10/1/12	18,400	20,029
NBC Universal, Inc. 3.65% 4/30/15 (f)	7,820	7,992
News America, Inc. 5.3% 12/15/14	9,474	10,494
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	21,818
Time Warner, Inc. 3.15% 7/15/15	11,388	11,563
		71,896
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	6,929
7.75% 4/1/11	8,050	8,093
		15,022
TOTAL CONSUMER DISCRETIONARY		140,750
CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	17,822	18,201
7.2% 1/15/14 (f)	11,100	12,706
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,518
Diageo Capital PLC 5.2% 1/30/13	2,405	2,585
Diageo Finance BV 5.5% 4/1/13	8,519	9,247
SABMiller PLC 6.2% 7/1/11 (f)	8,000	8,143
The Coca-Cola Co. 3.625% 3/15/14	590	626
		60,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 9,508	$ 9,499
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (f)	2,175	2,323
Kraft Foods, Inc.:
2.625% 5/8/13	27,534	28,274
5.625% 11/1/11	986	1,017
		31,614
Tobacco - 0.2%
Altria Group, Inc.:
4.125% 9/11/15	7,500	7,796
8.5% 11/10/13	8,000	9,425
		17,221
TOTAL CONSUMER STAPLES		118,360
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	424
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,159
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	4,790	4,803
EnCana Corp. 6.3% 11/1/11	936	971
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,688
Gazstream SA 5.625% 7/22/13 (f)	4,565	4,719
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,710	9,158
Marathon Petroleum Corp. 3.5% 3/1/16 (f)	7,520	7,560
Nexen, Inc. 5.05% 11/20/13	2,438	2,600
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,699	7,221
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,297
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,561
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,664
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,432
Shell International Finance BV 1.875% 3/25/13	14,810	15,108
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	10,783
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital Canada Ltd. 1.625% 1/28/14	$ 8,680	$ 8,700
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,585
		134,009
TOTAL ENERGY		134,433
FINANCIALS - 14.3%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,706
3.625% 2/7/16	10,300	10,286
3.7% 8/1/15	7,094	7,195
4.75% 7/15/13	5,401	5,749
5.25% 10/15/13	5,483	5,941
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	5,672	5,767
JPMorgan Chase & Co.:
1.1031% 1/24/14 (j)	15,000	15,094
2.05% 1/24/14	34,170	34,275
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,360	7,842
5.45% 7/15/14	4,605	4,960
Morgan Stanley:
1.9025% 1/24/14 (j)	8,740	8,868
2.875% 1/24/14	8,670	8,739
4.2% 11/20/14	4,995	5,187
6% 5/13/14	12,430	13,601
Northern Trust Corp. 4.625% 5/1/14	1,346	1,466
Royal Bank of Scotland PLC:
3.25% 1/11/14	8,500	8,589
3.4% 8/23/13	8,000	8,155
The Bank of New York, Inc. 4.3% 5/15/14	12,445	13,419
UBS AG Stamford Branch:
1.3044% 1/28/14 (j)	6,500	6,567
2.25% 1/28/14	16,500	16,429
		209,835
Commercial Banks - 5.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (f)	17,000	17,099
Bank of Montreal 2.125% 6/28/13	15,550	15,875
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,952
Barclays Bank PLC 2.375% 1/13/14	22,100	22,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Canadian Imperial Bank of Commerce 1.45% 9/13/13	$ 13,791	$ 13,747
Commonwealth Bank of Australia 0.8538% 3/19/13 (f)(j)	15,350	15,381
Credit Agricole SA 0.4834% 6/7/11 (f)(j)	10,000	9,990
Credit Suisse New York Branch 2.2% 1/14/14	31,458	31,587
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (f)(j)	1,144	1,123
Fifth Third Bancorp 3.625% 1/25/16	4,799	4,819
Fifth Third Bank 0.4235% 5/17/13 (j)	1,500	1,478
ING Bank NV:
2% 10/18/13 (f)	5,000	4,951
2.65% 1/14/13 (f)	14,190	14,225
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (j)	485	484
Marshall & Ilsley Bank 6.375% 9/1/11	9,120	9,306
Nordea Bank AB 1.75% 10/4/13 (f)	12,260	12,190
PNC Funding Corp.:
3% 5/19/14	8,490	8,712
3.625% 2/8/15	8,119	8,405
Rabobank Nederland NV 1.85% 1/10/14	25,541	25,572
Regions Financial Corp. 4.875% 4/26/13	7,700	7,739
Royal Bank of Canada 1.125% 1/15/14	17,298	17,105
Royal Bank of Scotland PLC 1.5% 3/30/12 (f)	17,050	17,199
Santander US Debt SA Unipersonal 2.485% 1/18/13 (f)	13,200	12,950
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (f)	18,000	18,018
SunTrust Bank 6.375% 4/1/11	3,000	3,012
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	22,266	22,752
U.S. Bancorp:
1.375% 9/13/13	8,130	8,133
4.2% 5/15/14	8,510	9,093
Union Bank NA Mtn Bank Nts Be 2.125% 12/16/13	26,150	26,233
Wells Fargo & Co.:
3.625% 4/15/15	7,400	7,666
3.75% 10/1/14	12,527	13,193
4.375% 1/31/13	22,251	23,558
5.25% 10/23/12	3,290	3,507
Westpac Banking Corp.:
0.8531% 4/8/13 (f)(j)	8,700	8,720
1.85% 12/9/13	10,339	10,370
2.1% 8/2/13	3,181	3,216
		454,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.3%
American Honda Finance Corp.:
1.625% 9/20/13 (f)	$ 8,190	$ 8,209
2.375% 3/18/13 (f)	3,000	3,041
Capital One Financial Corp.:
5.7% 9/15/11	11,765	12,076
7.375% 5/23/14	13,000	14,982
Caterpillar Financial Services Corp.:
1.55% 12/20/13	12,000	12,043
2% 4/5/13	5,668	5,749
General Electric Capital Corp.:
1.875% 9/16/13	31,809	31,920
2.1% 1/7/14	17,406	17,459
2.25% 11/9/15	4,902	4,751
2.8% 1/8/13	1,270	1,303
3.5% 8/13/12	48,785	50,458
3.5% 6/29/15	2,968	3,051
Household Finance Corp. 6.375% 10/15/11	5,378	5,564
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,468
John Deere Capital Corp.:
1.6% 3/3/14	8,550	8,542
1.875% 6/17/13	12,414	12,588
		198,204
Diversified Financial Services - 2.3%
BB&T Corp.:
3.2% 3/15/16	5,000	4,993
3.375% 9/25/13	6,700	7,002
BNP Paribas 2.125% 12/21/12	11,280	11,449
BP Capital Markets PLC:
1.55% 8/11/11	1,000	1,004
3.125% 3/10/12	8,461	8,652
Citigroup, Inc.:
1.7531% 1/13/14 (j)	12,990	13,183
2.312% 8/13/13 (j)	8,191	8,409
4.75% 5/19/15	8,020	8,469
5.125% 5/5/14	4,158	4,470
5.5% 4/11/13	6,500	6,968
6.375% 8/12/14	19,196	21,418
6.5% 8/19/13	9	10
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	30,166
Iberbond 2004 PLC 4.826% 12/24/17 (m)	6,069	5,948
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co. 3.4% 6/24/15	$ 11,433	$ 11,592
MassMutual Global Funding II 3.625% 7/16/12 (f)	4,300	4,447
New York Life Global Fund:
2.25% 12/14/12 (f)	6,570	6,719
5.25% 10/16/12 (f)	10,930	11,695
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (j)	1,425	1,389
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,243
Prime Property Funding, Inc.:
5.35% 4/15/12 (f)	628	638
5.5% 1/15/14 (f)	144	151
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,380
Volkswagen International Finance NV 1.625% 8/12/13 (f)	6,457	6,495
Whirlpool Corp. 8% 5/1/12	7,298	7,823
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(j)	500	498
		199,211
Insurance - 0.8%
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,340
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,793
Metropolitan Life Global Funding I:
2.5% 1/11/13 (f)	11,430	11,647
2.5% 9/29/15 (f)	5,000	4,878
2.875% 9/17/12 (f)	11,731	11,996
Monumental Global Funding II 5.65% 7/14/11 (f)	146	148
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,949
Unum Group 7.625% 3/1/11	6,335	6,335
		68,086
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	570	591
Developers Diversified Realty Corp. 5.375% 10/15/12	1,885	1,952
Duke Realty LP 4.625% 5/15/13	114	118
Equity One, Inc. 6.25% 12/15/14	8,778	9,417
Federal Realty Investment Trust 5.4% 12/1/13	150	162
HRPT Properties Trust 0.9019% 3/16/11 (j)	3,745	3,745
		15,985
Real Estate Management & Development - 0.3%
Colonial Properties Trust 4.8% 4/1/11	7	7
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP 5.625% 8/15/11	$ 5,464	$ 5,551
ERP Operating LP:
5.2% 4/1/13	3,570	3,824
5.5% 10/1/12	117	125
Liberty Property LP 6.375% 8/15/12	7,473	7,958
Simon Property Group LP:
4.2% 2/1/15	2,715	2,860
5.3% 5/30/13	7,322	7,929
		28,254
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
1.7138% 1/30/14 (j)	12,000	12,150
3.7% 9/1/15	10,610	10,723
Countrywide Financial Corp. 5.8% 6/7/12	16,258	17,143
U.S. Central Federal Credit Union 1.9% 10/19/12	9,870	10,070
		50,086
TOTAL FINANCIALS		1,224,232
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,764
Pharmaceuticals - 0.1%
Wyeth 5.5% 2/1/14	4,108	4,557
TOTAL HEALTH CARE		15,321
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	7,300	7,785
6.4% 12/15/11 (f)	8,377	8,748
		16,533
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	57	57
Continental Airlines, Inc. 6.795% 2/2/20	167	168
		225
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	$ 16,805	$ 17,152
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,855
5.45% 10/15/12	3,003	3,215
		11,070
TOTAL INDUSTRIALS		44,980
INFORMATION TECHNOLOGY - 0.3%
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	8,040	8,463
5.5% 5/15/12	9,707	10,198
6.875% 8/15/11	4,390	4,508
		23,169
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co. 4.85% 8/15/12	29,758	31,333
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (f)	16,540	16,694
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,768
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	3,300	3,551
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,065
		32,078
TOTAL MATERIALS		63,411
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,561
AT&T, Inc.:
2.5% 8/15/15	10,110	10,012
4.95% 1/15/13	10,874	11,637
6.7% 11/15/13	2,385	2,699
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,054
France Telecom SA 4.375% 7/8/14	12,631	13,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 7,403	$ 8,146
5.875% 2/1/12	4,923	5,159
Telecom Italia Capital SA 6.175% 6/18/14	16,200	17,243
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,448
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,172
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,137
Verizon Pennsylvania, Inc. 5.65% 11/15/11	1,000	1,034
		134,893
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,535
Verizon Wireless Capital LLC:
3.75% 5/20/11	16,939	17,059
5.25% 2/1/12	5,544	5,773
Vodafone Group PLC:
4.15% 6/10/14	3,995	4,231
5.5% 6/15/11	10,561	10,713
		53,311
TOTAL TELECOMMUNICATION SERVICES		188,204
UTILITIES - 1.4%
Electric Utilities - 1.0%
Alabama Power Co. 4.85% 12/15/12	7,496	8,013
Commonwealth Edison Co.:
1.625% 1/15/14	4,701	4,689
5.4% 12/15/11	5,225	5,419
EDP Finance BV 5.375% 11/2/12 (f)	10,575	10,938
FirstEnergy Corp. 6.45% 11/15/11	11,495	11,886
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,809
LG&E and KU Energy LLC 2.125% 11/15/15 (f)	5,651	5,416
Mid-American Energy Co. 5.65% 7/15/12	309	328
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	14,683
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,073
7.1% 3/1/11	11,662	11,662
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co.:
0.7031% 10/21/11 (j)	$ 6,432	$ 6,448
4.15% 5/15/14	1,976	2,094
		87,458
Independent Power Producers & Energy Traders - 0.1%
PSEG Power LLC 2.5% 4/15/13	12,986	13,245
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.25% 9/1/15	5,149	5,023
6.3% 9/30/66 (j)	7,611	7,440
DTE Energy Co. 7.05% 6/1/11	9,501	9,642
		22,105
TOTAL UTILITIES		122,808
TOTAL NONCONVERTIBLE BONDS (Cost $2,033,681)		2,075,668
U.S. Government and Government Agency Obligations - 51.5%

U.S. Government Agency Obligations - 10.8%
Fannie Mae:
0.375% 12/28/12	63,570	63,067
0.75% 2/26/13	112,245	112,248
1.125% 7/30/12	11,460	11,553
1.25% 8/20/13	37,930	38,111
1.25% 2/27/14	46,865	46,784
2.5% 5/15/14	68,673	70,953
2.75% 3/13/14	53,701	55,935
4.375% 9/15/12	5,723	6,054
4.625% 10/15/13	74,550	81,253
4.75% 11/19/12	5,715	6,114
Federal Home Loan Bank:
1% 3/27/13	4,400	4,407
1.125% 5/18/12	21,500	21,667
Freddie Mac:
0.625% 12/28/12	116,990	116,839
0.75% 3/28/13	60,587	60,523
1.125% 7/27/12	29,907	30,153
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.375% 2/25/14	$ 80,336	$ 80,450
1.75% 6/15/12	17,506	17,793
2.5% 1/7/14	15,000	15,476
2.5% 4/23/14	5,880	6,075
4.125% 12/21/12	2,549	2,704
4.5% 1/15/14	69,792	76,103
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		924,262
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	47,135	47,558
U.S. Treasury Obligations - 37.8%
U.S. Treasury Notes:
0.375% 10/31/12	40,439	40,328
0.625% 12/31/12	37,974	37,977
0.75% 5/31/12	251,275	252,511
0.875% 1/31/12	362,598	364,567
1% 4/30/12	270,341	272,401
1% 1/15/14 (e)	263,639	262,795
1.25% 2/15/14	792,756	794,747
1.375% 2/15/13	297,187	301,239
1.75% 4/15/13 (h)	551,164	562,876
1.75% 3/31/14	18,100	18,400
1.75% 7/31/15	6,081	6,052
1.875% 4/30/14	236,453	241,108
2.375% 9/30/14	23,131	23,868
2.375% 10/31/14	63,074	65,025
TOTAL U.S. TREASURY OBLIGATIONS		3,243,894
Other Government Related - 2.3%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (g)	6,100	6,234
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)	10,006	10,210
3.125% 6/15/12 (FDIC Guaranteed) (g)	3,916	4,047
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (g)	11,830	12,021
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)	22,590	23,050
1.875% 11/15/12 (FDIC Guaranteed) (g)	16,200	16,524
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.: - continued
2.25% 12/10/12 (FDIC Guaranteed) (g)	$ 16,520	$ 16,952
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (g)	3,850	3,926
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)	19,730	20,168
2.625% 12/28/12 (FDIC Guaranteed) (g)	17,600	18,197
3% 12/9/11 (FDIC Guaranteed) (g)	20,007	20,422
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (g)	2,300	2,340
3.25% 6/15/12 (FDIC Guaranteed) (g)	1,870	1,936
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (g)	2,310	2,361
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)	8,140	8,311
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)	12,180	12,450
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (g)	19,250	19,648
TOTAL OTHER GOVERNMENT RELATED		198,797
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,388,967)		4,414,511
U.S. Government Agency - Mortgage Securities - 3.4%

Fannie Mae - 2.4%
2.018% 10/1/33 (j)	277	286
2.142% 3/1/35 (j)	195	201
2.165% 10/1/33 (j)	127	131
2.202% 2/1/33 (j)	245	253
2.213% 7/1/35 (j)	99	103
2.243% 12/1/34 (j)	256	264
2.316% 3/1/35 (j)	42	43
2.319% 3/1/35 (j)	2,602	2,695
2.397% 5/1/33 (j)	58	60
2.474% 10/1/35 (j)	496	513
2.532% 7/1/34 (j)	129	134
2.545% 5/1/35 (j)	3,292	3,464
2.553% 10/1/33 (j)	355	374
2.554% 12/1/34 (j)	1,974	2,079
2.573% 3/1/35 (j)	124	130
2.59% 6/1/36 (j)	257	269
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.62% 11/1/36 (j)	$ 485	$ 510
2.622% 12/1/33 (j)	1,606	1,687
2.634% 11/1/34 (j)	1,763	1,840
2.634% 7/1/35 (j)	2,701	2,839
2.643% 2/1/35 (j)	3,323	3,488
2.673% 10/1/35 (j)	12,333	12,950
2.682% 2/1/34 (j)	87	91
2.686% 11/1/36 (j)	3,561	3,740
2.688% 11/1/34 (j)	14,427	15,225
2.733% 7/1/35 (j)	1,075	1,127
2.743% 8/1/35 (j)	2,415	2,529
2.917% 4/1/35 (j)	5,446	5,731
3.193% 1/1/40 (j)	6,300	6,501
3.247% 10/1/35 (j)	772	814
3.259% 1/1/40 (j)	15,708	16,234
3.282% 2/1/40 (j)	10,904	11,268
3.335% 1/1/40 (j)	9,428	9,782
3.547% 12/1/39 (j)	1,817	1,891
3.565% 2/1/40 (j)	3,942	4,104
3.606% 3/1/40 (j)	7,383	7,702
3.768% 10/1/39 (j)	9,762	10,111
4.5% 8/1/18 to 7/1/20	39,886	42,328
5.5% 3/1/16 to 1/1/20	17,248	18,674
6.5% 11/1/11 to 3/1/35	11,432	12,459
7% 10/1/12 to 11/1/18	1,107	1,199
7.5% 6/1/12 to 11/1/31	45	48
TOTAL FANNIE MAE		205,871
Freddie Mac - 1.0%
2.521% 4/1/35 (j)	3,757	3,920
2.585% 1/1/35 (j)	173	181
2.597% 11/1/35 (j)	1,692	1,774
3.087% 8/1/34 (j)	861	901
3.147% 3/1/33 (j)	39	41
3.212% 6/1/37 (j)	2,265	2,387
3.325% 8/1/36 (j)	1,391	1,458
3.352% 10/1/35 (j)	359	380
3.524% 12/1/39 (j)	4,949	5,130
3.552% 4/1/40 (j)	4,988	5,173
3.588% 4/1/40 (j)	4,401	4,572
3.616% 2/1/40 (j)	10,651	11,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 8/1/18 to 11/1/18	$ 32,249	$ 34,240
5% 4/1/20	13,952	14,995
8.5% 5/1/27 to 7/1/28	288	332
12% 11/1/19	8	9
TOTAL FREDDIE MAC		86,577
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,607	2,969
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $287,597)		295,417
Asset-Backed Securities - 9.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	2,169	1,735
Series 2005-1 Class M1, 0.7315% 4/25/35 (j)	1,153	863
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (j)	33	32
Class M2, 1.9115% 3/25/34 (j)	115	94
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (j)	115	108
Series 2006-OP1:
Class M1, 0.5415% 4/25/36 (j)	8,000	454
Class M4, 0.6315% 4/25/36 (j)	115	1
Class M5, 0.6515% 4/25/36 (j)	7	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (j)	30	6
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (f)	11,180	11,313
Series 2009-A Class A3, 2.33% 6/17/13 (f)	2,780	2,816
Series 2010-1:
Class A3, 1.45% 5/15/14	1,385	1,393
Class A4, 2.3% 12/15/14	10,250	10,429
Series 2010-4 Class A3, 0.91% 11/17/14	11,420	11,344
Series 2010-5 Class A3, 1.11% 1/15/15	7,950	7,925
Series 2011-1 Class A3, 1.45% 1/15/15	9,980	10,006
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	2,980	3,056
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	26,759
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class D, 5.49% 4/6/12	$ 4,133	$ 4,140
Series 2007-AX Class A4, 0.303% 10/6/13 (XL Capital Assurance, Inc. Insured) (j)	12,967	12,898
Series 2007-CM Class A4B, 0.343% 4/7/14 (National Public Finance Guarantee Corp. Insured) (j)	17,296	17,190
Series 2010-3 Class A2, 0.77% 12/9/13	9,000	9,002
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,259
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	5,971	5,963
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,059
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8115% 4/25/34 (j)	90	23
Series 2005-R2 Class M1, 0.7115% 4/25/35 (j)	1,390	1,194
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (j)	378	301
Series 2004-W7 Class M1, 0.8115% 5/25/34 (j)	227	157
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (j)	939	336
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6315% 3/25/36 (j)	63	2
Axon Financial Funding Ltd. 2.025% 4/4/17 (c)(f)(j)	2,749	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	7,537	7,612
Class A4, 3.52% 6/15/16 (f)	5,400	5,592
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	3,648	3,678
Series 2009-3A Class A3, 1.67% 12/15/13 (f)	10,716	10,792
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,119
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	2,754	2,772
Series 2010-1 Class A3, 0.82% 4/15/13	10,450	10,455
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (j)	4,598	4,592
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (j)	1,094	990
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (j)	49	49
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	511	511
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class C, 5.31% 6/15/12	$ 391	$ 396
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,930
Class C, 5.38% 11/15/12	139	144
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	3,359	3,415
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	13,705	14,117
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,426
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,368
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,646
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (f)(j)	308	231
Class B, 1.012% 7/20/39 (f)(j)	178	82
Class C, 1.362% 7/20/39 (f)(j)	229	34
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (j)	768	49
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (j)	287	1
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (j)	53	4
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (j)	125	8
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (j)	1,214	456
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	9,410	10,066
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,590
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,703
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,362
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,264
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	956	957
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,086
Series 2008-A5 Class A5, 4.85% 4/22/15	8,166	8,787
Series 2009-A3 Class A3, 2.7% 6/24/13	4,020	4,068
Series 2009-A5 Class A5, 2.25% 12/23/14	25,840	26,398
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (f)	2,770	2,777
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (j)	515	80
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (j)	$ 16	$ 16
Series 2007-4 Class A1A, 0.36% 9/25/37 (j)	119	114
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5115% 7/25/34 (j)	395	318
Series 2004-3 Class M4, 1.2315% 4/25/34 (j)	107	45
Series 2004-4 Class M2, 1.0565% 6/25/34 (j)	396	227
Series 2005-3 Class MV1, 0.6815% 8/25/35 (j)	573	548
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (j)	67	66
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7353% 5/28/35 (j)	634	508
Class AB3, 0.6842% 5/28/35 (j)	273	201
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (j)	196	112
Series 2006-2 Class M1, 0.5715% 7/25/36 (j)	6,145	192
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (j)	3,407	1,261
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (f)	6,685	6,692
Series 2010-B Class A3, 0.8% 7/15/13 (f)	11,120	11,112
Ford Credit Auto Owner Trust:
Series 2006-B:
Class B, 5.43% 2/15/12	1,259	1,261
Class C, 5.68% 6/15/12	9,900	9,923
Series 2006-C:
Class B, 5.3% 6/15/12	1,306	1,326
Class C, 5.47% 9/15/12	6,400	6,516
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,676
Class C, 5.8% 2/15/13	4,100	4,275
Series 2009-B Class A3, 2.79% 8/15/13	5,426	5,496
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,589
Series 2009-D Class A3, 2.17% 10/15/13	3,318	3,355
Series 2009-E Class A3, 1.51% 1/15/14	10,584	10,669
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,169
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5158% 6/15/13 (j)	12,180	12,157
Class B, 0.8158% 6/15/13 (j)	520	519
Series 2010-1 Class A, 1.9158% 12/15/14 (f)(j)	5,880	5,996
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,367
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 14	$ 14
Series 2007-1:
Class A4, 5.03% 2/16/15	4,140	4,145
Class C, 5.43% 2/16/15	9,937	9,904
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6865% 11/25/34 (j)	410	97
Class M5, 1.7615% 11/25/34 (j)	262	40
Series 2005-A:
Class M3, 0.7515% 1/25/35 (j)	639	316
Class M4, 0.9415% 1/25/35 (j)	245	78
Series 2006-A Class M1, 0.5615% 5/25/36 (j)	9,027	494
Series 2006-D Class M1, 0.4915% 11/25/36 (j)	71	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (f)(j)	1,714	1,011
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	2,592	2,063
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (f)(j)	166	156
Series 2006-2A:
Class A, 0.4458% 11/15/34 (f)(j)	247	205
Class B, 0.5458% 11/15/34 (f)(j)	89	58
Class C, 0.6458% 11/15/34 (f)(j)	149	74
Class D, 1.0158% 11/15/34 (f)(j)	56	14
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,152
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (j)	177	147
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.602% 4/20/32 (j)	93	93
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	9	10
Class C, 5.74% 12/15/14	8	8
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (j)	1,604	1,122
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (j)	658	37
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (f)(j)	505	257
Series 2006-3:
Class B, 0.6615% 9/25/46 (f)(j)	3,791	1,895
Class C, 0.8115% 9/25/46 (f)(j)	9,428	2,263
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (j)	104	76
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.5515% 8/25/33 (j)	$ 526	$ 437
Series 2003-5 Class A2, 0.9615% 12/25/33 (j)	205	144
Series 2004-1 Class M2, 1.9615% 6/25/34 (j)	440	271
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (j)	62	61
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (j)	780	760
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (j)	38	38
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	4,901	4,979
Series 2009-3 Class A3, 2.31% 5/15/13	3,495	3,531
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,917
Series 2010-2 Class A3, 1.34% 3/18/14	8,620	8,685
Series 2010-3 Class A3, 0.7% 5/21/13	16,600	16,564
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,539
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (j)	493	411
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (j)	902	379
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A3, 2.03% 8/15/13	3,510	3,544
Class A4, 3.15% 3/15/16	1,490	1,549
Series 2011-A Class A3, 1.16% 4/15/15	5,730	5,730
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,264	9,315
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (f)	789	789
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (j)	49	2
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (j)	903	776
Class MV1, 0.4915% 11/25/36 (j)	734	486
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (j)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (j)	504	433
Series 2006-A Class 2C, 1.4528% 3/27/42 (j)	516	95
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	209	212
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3415% 6/25/34 (j)	64	40
Series 2006-6 Class 2A3, 0.4115% 7/25/36 (j)	10,340	4,229
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	1,079	1,110
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust: - continued
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	$ 423	$ 404
Class C, 6.125% 4/20/28 (f)	423	370
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (j)	326	18
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (j)	528	27
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (f)	17,060	17,057
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,057
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (j)	44	29
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	26	26
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (j)	126	99
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (j)	1,212	1,108
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (j)	3	3
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (j)	1,450	1,190
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (j)	367	305
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (j)	269	190
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (j)	280	42
Series 2006-NC4 Class A2D, 0.5015% 6/25/36 (j)	7,135	2,871
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (j)	63	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	4,449	612
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	8,116	63
Series 2006-2 Class AIO, 6% 8/25/11 (l)	3,755	77
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	26,229	1,180
Series 2006-4:
Class A1, 0.2915% 3/25/25 (j)	86	85
Class AIO, 6.35% 2/27/12 (l)	4,953	264
Class D, 1.3615% 5/25/32 (j)	398	9
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	380	29
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	323	27
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7315% 2/25/36 (j)	327	30
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	3,474	3,485
Series 2009-B Class A3, 2.07% 1/15/15	7,364	7,400
Series 2010-A Class A2, 1.1% 3/15/13	4,725	4,730
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust: - continued
Series 2010-B Class A3, 1.12% 12/15/13	$ 7,510	$ 7,518
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0384% 10/30/45 (j)	4,554	4,563
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49(c)(f)(j)	381	0
Series 2006-1A Class A, 1.662% 3/20/49 (c)(f)(j)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (j)	4	4
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (j)	8	8
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (j)	3,309	2,103
Class M4, 1.7115% 9/25/34 (j)	460	215
Series 2004-WWF1 Class M4, 1.3615% 12/25/34 (j)	7,490	2,323
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (j)	944	876
Class M3, 0.8215% 1/25/36 (j)	322	228
Class M4, 1.0915% 1/25/36 (j)	994	410
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (j)	1,178	29
Class M9, 2.1415% 5/25/35 (j)	17	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (f)(j)	2,746	2,746
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	836	778
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (j)	3	3
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 1.0658% 8/15/14 (National Public Finance Guarantee Corp. Insured) (j)	13,460	13,463
Series 2010-2 Class A2, 0.95% 8/15/13	18,100	18,122
Series 2010-3 Class A2, 0.93% 6/17/13	6,170	6,171
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (j)	1,027	851
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (j)	18	1
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (j)	11	5
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (j)	4	4
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (f)(j)	441	415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5016% 6/15/21 (j)	$ 8,200	$ 7,548
Series 2004-A:
Class B, 0.8816% 6/15/33 (j)	2,087	1,131
Class C, 1.2516% 6/15/33 (j)	5,771	512
Series 2004-B Class C, 1.1716% 9/15/33 (j)	8,600	4,120
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (j)	48	20
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	201	207
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (j)	386	301
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,731
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (f)(j)	265	8
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	8,404	8,460
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	7,700	7,759
Series 2010-A Class A3, 0.85% 11/20/13	16,770	16,753
Wachovia Auto Loan Owner Trust Series 2007-1:
Class C, 5.45% 10/22/12	2,025	2,053
Class D, 5.65% 2/20/13	14,940	15,040
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.412% 3/20/14 (j)	7,440	7,501
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (f)(j)	7,433	7,408
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (f)(j)	5,586	2,514
TOTAL ASSET-BACKED SECURITIES (Cost $841,323)		788,626
Collateralized Mortgage Obligations - 4.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4035% 2/17/52 (f)(j)	$ 8,550	$ 8,524
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (f)(j)	961	954
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	4,796	4,887
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.081% 5/20/36 (j)	3,559	3,616
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4758% 3/15/22 (f)(j)	1,746	1,710
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (j)	304	286
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (j)	219	199
Series 2004-A Class 2A2, 2.9991% 2/25/34 (j)	65	58
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	59	54
Class 2A2, 3.0527% 3/25/34 (j)	196	189
Series 2004-D Class 2A2, 2.9567% 5/25/34 (j)	443	407
Series 2004-G Class 2A7, 3.0214% 8/25/34 (j)	409	368
Series 2004-H Class 2A1, 3.1667% 9/25/34 (j)	366	332
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (f)(j)(l)	882	10
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (j)	29	27
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)	5,881	5,822
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4631% 10/18/54 (f)(j)	2,075	2,063
Class C2, 0.7731% 10/18/54 (f)(j)	696	690
Class M2, 0.5531% 10/18/54 (f)(j)	1,193	1,171
Series 2007-1A Class A2, 0.3831% 10/18/54 (f)(j)	1,817	1,812
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7825% 11/20/56 (f)(j)	1,751	1,709
Series 2007-1A Class 3A1, 0.3925% 11/20/56 (f)(j)	7,150	7,052
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (j)	49	32
Series 2006-1A Class C2, 1.463% 12/20/54 (f)(j)	4,170	2,683
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2:
Class C1, 0.733% 12/20/54 (j)	$ 15,090	$ 9,710
Class M2, 0.493% 12/20/54 (j)	3,000	2,265
Series 2006-3 Class C2, 0.763% 12/20/54 (j)	6,611	4,254
Series 2006-4:
Class B1, 0.353% 12/20/54 (j)	13,366	11,027
Class C1, 0.643% 12/20/54 (j)	8,172	5,259
Class M1, 0.433% 12/20/54 (j)	3,521	2,658
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (j)	1,340	862
Class 1M1, 0.563% 12/20/54 (j)	881	665
Class 2C1, 1.223% 12/20/54 (j)	610	393
Class 2M1, 0.763% 12/20/54 (j)	1,132	855
Series 2007-2 Class 2C1, 0.694% 12/17/54 (j)	1,568	1,009
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (j)	2,644	1,983
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (j)	247	165
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3831% 7/15/40 (j)	17,544	17,519
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (j)	681	470
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (j)	96	0*
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (j)	1,079	776
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (f)(j)	151	142
Class C, 0.456% 6/15/22 (f)(j)	926	821
Class D, 0.466% 6/15/22 (f)(j)	356	304
Class E, 0.476% 6/15/22 (f)(j)	570	480
Class F, 0.506% 6/15/22 (f)(j)	984	814
Class G, 0.576% 6/15/22 (f)(j)	214	174
Class H, 0.596% 6/15/22 (f)(j)	428	341
Class J, 0.636% 6/15/22 (f)(j)	499	376
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (j)	1,778	116
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (j)	5,260	5,209
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (f)(j)	$ 769	$ 625
Class B6, 3.114% 7/10/35 (f)(j)	91	70
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	209	219
Series 2004-SL3 Class A1, 7% 8/25/16	14	14
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (f)(j)	207	169
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	27	20
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (j)	2,204	1,569
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (j)	8,980	8,950
Series 2006-5 Class A1, 0.3815% 10/25/46 (j)	4,125	4,081
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (f)(j)	5,697	4,729
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (j)	672	628
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (j)	787	719
TOTAL PRIVATE SPONSOR		135,095
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,102	1,127
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,120
Series 2006-64 Class PA, 5.5% 2/25/30	4,797	4,867
Series 2010-123 Class DL, 3.5% 11/25/25	7,236	7,507
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7615% 9/25/23 (j)	2,698	2,696
Series 2010-86 Class FE, 0.7115% 8/25/25 (j)	11,742	11,742
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	4,122	4,422
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,126	2,327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 1,261	$ 1,351
Series 2003-129 Class GF, 0.6615% 4/25/30 (j)	1,205	1,208
Series 2003-76 Class BA, 4.5% 3/25/18	5,229	5,489
Series 2010-143 Class B, 3.5% 12/25/25	11,270	11,680
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	965	1,058
Series 2508 Class UL, 5% 12/15/16	399	404
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4958% 2/15/19 (j)	21,753	21,775
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	2,609	2,808
Series 2394 Class KD, 6% 12/15/16	1,483	1,605
Series 2417 Class EH, 6% 2/15/17	782	842
Series 2535 Class PC, 6% 9/15/32	2,481	2,634
Series 2755 Class LC, 4% 6/15/27	406	405
Series 2770 Class UD, 4.5% 5/15/17	8,730	8,987
Series 2866 Class XE, 4% 12/15/18	9,360	9,762
Series 2901 Class UM, 4.5% 1/15/30	7,422	7,552
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	1,149	1,187
Series 2635 Class DG, 4.5% 1/15/18	5,587	5,840
Series 2915 Class DC, 4.5% 3/15/19	5,501	5,704
Series 2970 Class YA, 5% 9/15/18	1,302	1,330
Series 3427 Class FX, 0.4158% 8/15/18 (j)	6,564	6,558
Series 3555:
Class CM, 4% 12/15/14	26,113	26,993
Class KH, 4% 12/15/14	27,822	28,946
Series 3560 Class LA, 2% 8/15/14	6,670	6,749
Series 3573 Class LC, 1.85% 8/15/14	10,614	10,725
TOTAL U.S. GOVERNMENT AGENCY		214,400
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $347,050)		349,495
Commercial Mortgage Securities - 3.9%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4561% 2/14/43 (j)(l)	$ 15,829	$ 375
Banc of America Commercial Mortgage Trust sequential payer:
Series 2007-2 Class A1, 5.421% 4/10/49	31	32
Series 2007-3 Class A1, 5.6579% 6/10/49 (j)	5,249	5,356
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	41	41
Series 2007-1 Class A2, 5.381% 1/15/49	2,296	2,337
Series 2004-6 Class XP, 0.5011% 12/10/42 (j)(l)	31,380	101
Series 2005-4 Class XP, 0.1875% 7/10/45 (j)(l)	42,989	151
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7358% 3/15/22 (f)(j)	415	369
Class G, 0.7958% 3/15/22 (f)(j)	269	234
Series 2006-BIX1:
Class F, 0.5758% 10/15/19 (f)(j)	1,104	972
Class G, 0.5958% 10/15/19 (f)(j)	767	644
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (f)(j)	52	38
Series 2004-1:
Class A, 0.6215% 4/25/34 (f)(j)	2,366	2,094
Class B, 2.1615% 4/25/34 (f)(j)	252	141
Class M1, 0.8215% 4/25/34 (f)(j)	214	164
Class M2, 1.4615% 4/25/34 (f)(j)	187	131
Series 2004-2:
Class A, 0.6915% 8/25/34 (f)(j)	1,816	1,580
Class M1, 0.8415% 8/25/34 (f)(j)	606	448
Series 2004-3:
Class A1, 0.6315% 1/25/35 (f)(j)	3,311	2,848
Class A2, 0.6815% 1/25/35 (f)(j)	470	352
Class M1, 0.7615% 1/25/35 (f)(j)	233	168
Class M2, 1.2615% 1/25/35 (f)(j)	132	89
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (f)(j)	885	721
Class M1, 0.6915% 8/25/35 (f)(j)	61	41
Class M2, 0.7415% 8/25/35 (f)(j)	101	63
Class M3, 0.7615% 8/25/35 (f)(j)	56	34
Class M4, 0.8715% 8/25/35 (f)(j)	51	29
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (f)(j)	463	378
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A2, 0.6615% 11/25/35 (f)(j)	$ 322	$ 255
Class M1, 0.7015% 11/25/35 (f)(j)	55	36
Class M2, 0.7515% 11/25/35 (f)(j)	70	43
Class M3, 0.7715% 11/25/35 (f)(j)	62	36
Class M4, 0.8615% 11/25/35 (f)(j)	78	41
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (f)(j)	4,383	3,419
Class B1, 1.6615% 1/25/36 (f)(j)	343	131
Class M1, 0.7115% 1/25/36 (f)(j)	1,399	931
Class M2, 0.7315% 1/25/36 (f)(j)	455	284
Class M3, 0.7615% 1/25/36 (f)(j)	603	344
Class M4, 0.8715% 1/25/36 (f)(j)	335	174
Class M5, 0.9115% 1/25/36 (f)(j)	335	159
Class M6, 0.9615% 1/25/36 (f)(j)	340	139
Series 2006-1:
Class A2, 0.6215% 4/25/36 (f)(j)	1,463	1,171
Class M1, 0.6415% 4/25/36 (f)(j)	455	296
Class M2, 0.6615% 4/25/36 (f)(j)	481	294
Class M3, 0.6815% 4/25/36 (f)(j)	413	235
Class M4, 0.7815% 4/25/36 (f)(j)	235	123
Class M5, 0.8215% 4/25/36 (f)(j)	226	106
Class M6, 0.9015% 4/25/36 (f)(j)	493	222
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (f)(j)	1,625	1,300
Class A2, 0.5415% 7/25/36 (f)(j)	1,204	915
Class B1, 1.1315% 7/25/36 (f)(j)	436	157
Class B3, 2.9615% 7/25/36 (f)(j)	718	187
Class M1, 0.5715% 7/25/36 (f)(j)	1,263	720
Class M2, 0.5915% 7/25/36 (f)(j)	889	471
Class M3, 0.6115% 7/25/36 (f)(j)	704	341
Class M4, 0.6815% 7/25/36 (f)(j)	472	203
Class M5, 0.7315% 7/25/36 (f)(j)	581	238
Class M6, 0.8015% 7/25/36 (f)(j)	914	329
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (f)(j)	99	18
Class B2, 1.6115% 10/25/36 (f)(j)	71	11
Class B3, 2.8615% 10/25/36 (f)(j)	116	14
Class M4, 0.6915% 10/25/36 (f)(j)	109	40
Class M5, 0.7415% 10/25/36 (f)(j)	131	43
Class M6, 0.8215% 10/25/36 (f)(j)	256	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (f)(j)	$ 503	$ 405
Class A2, 0.5315% 12/25/36 (f)(j)	2,282	1,711
Class B1, 0.9615% 12/25/36 (f)(j)	79	14
Class B2, 1.5115% 12/25/36 (f)(j)	81	13
Class B3, 2.7115% 12/25/36 (f)(j)	137	16
Class M1, 0.5515% 12/25/36 (f)(j)	164	95
Class M2, 0.5715% 12/25/36 (f)(j)	109	59
Class M3, 0.6015% 12/25/36 (f)(j)	111	55
Class M4, 0.6615% 12/25/36 (f)(j)	133	59
Class M5, 0.7015% 12/25/36 (f)(j)	122	51
Class M6, 0.7815% 12/25/36 (f)(j)	109	40
Series 2007-1:
Class A2, 0.5315% 3/25/37 (f)(j)	2,355	1,672
Class B1, 0.9315% 3/25/37 (f)(j)	756	151
Class B2, 1.4115% 3/25/37 (f)(j)	545	87
Class B3, 3.6115% 3/25/37 (f)(j)	1,547	170
Class M1, 0.5315% 3/25/37 (f)(j)	640	307
Class M2, 0.5515% 3/25/37 (f)(j)	481	207
Class M3, 0.5815% 3/25/37 (f)(j)	427	162
Class M4, 0.6315% 3/25/37 (f)(j)	328	115
Class M5, 0.6815% 3/25/37 (f)(j)	535	166
Class M6, 0.7615% 3/25/37 (f)(j)	748	187
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (f)(j)	402	297
Class A2, 0.5815% 7/25/37 (f)(j)	377	185
Class B1, 1.8615% 7/25/37 (f)(j)	117	15
Class B2, 2.5115% 7/25/37 (f)(j)	102	12
Class B3, 3.6115% 7/25/37 (f)(j)	114	10
Class M1, 0.6315% 7/25/37 (f)(j)	134	43
Class M2, 0.6715% 7/25/37 (f)(j)	75	22
Class M3, 0.7515% 7/25/37 (f)(j)	75	19
Class M4, 0.9115% 7/25/37 (f)(j)	146	26
Class M5, 1.0115% 7/25/37 (f)(j)	129	19
Class M6, 1.2615% 7/25/37 (f)(j)	164	23
Series 2007-3:
Class A2, 0.5515% 7/25/37 (f)(j)	588	394
Class B1, 1.2115% 7/25/37 (f)(j)	513	67
Class B2, 1.8615% 7/25/37 (f)(j)	1,322	132
Class B3, 4.2615% 7/25/37 (f)(j)	682	55
Class M1, 0.5715% 7/25/37 (f)(j)	443	199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.6015% 7/25/37 (f)(j)	$ 475	$ 166
Class M3, 0.6315% 7/25/37 (f)(j)	771	231
Class M4, 0.7615% 7/25/37 (f)(j)	1,209	339
Class M5, 0.8615% 7/25/37 (f)(j)	613	135
Class M6, 1.0615% 7/25/37 (f)(j)	467	93
Series 2007-4A:
Class A2, 0.8115% 9/25/37 (f)(j)	4,626	1,388
Class B1, 2.8115% 9/25/37 (f)(j)	782	25
Class B2, 3.7115% 9/25/37 (f)(j)	2,912	73
Class M1, 1.2115% 9/25/37 (f)(j)	729	109
Class M2, 1.3115% 9/25/37 (f)(j)	729	88
Class M4, 1.8615% 9/25/37 (f)(j)	1,916	172
Class M5, 2.0115% 9/25/37 (f)(j)	1,916	134
Class M6, 2.2115% 9/25/37 (f)(j)	1,917	115
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(l)	17,376	608
Series 2006-2A Class IO, 2.4155% 7/25/36 (d)(f)(l)	46,993	2,556
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4539% 3/11/39 (j)	7,695	8,172
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (f)(j)	542	453
Class H, 0.9158% 3/15/19 (f)(j)	365	271
Class J, 1.1158% 3/15/19 (f)(j)	274	194
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (f)(j)	303	248
Class E, 0.5658% 3/15/22 (f)(j)	1,576	1,214
Class F, 0.6158% 3/15/22 (f)(j)	967	696
Class G, 0.6658% 3/15/22 (f)(j)	248	171
Class H, 0.8158% 3/15/22 (f)(j)	303	191
Class J, 0.9658% 3/15/22 (f)(j)	303	151
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,372	6,396
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	35	35
Series 2007-PW17:
Class A1, 5.282% 6/11/50	4,268	4,336
Class A2, 5.574% 6/11/50	3,020	3,113
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (f)(j)(l)	55,343	174
Series 2004-PWR6 Class X2, 0.6144% 11/11/41 (f)(j)(l)	17,880	214
Series 2005-PWR9 Class X2, 0.3626% 9/11/42 (f)(j)(l)	112,943	1,079
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A1, 5.294% 9/11/41	$ 3,668	$ 3,706
Series 2007-T28 Class A1, 5.422% 9/11/42	1,849	1,883
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (f)(j)	5,321	3,963
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1173% 5/15/35 (f)(j)(l)	92,734	2,043
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.594% 8/15/21 (f)(j)	323	302
Class H, 0.634% 8/15/21 (f)(j)	258	233
Series 2004-C2 Class XP, 0.9134% 10/15/41 (f)(j)(l)	23,133	168
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	143	144
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	3,756	3,794
Series 2006-CD3 Class X3, 0.4254% 10/15/48 (j)(l)	250,621	3,056
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	11,447	11,786
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5758% 4/15/17 (f)(j)	640	582
Class E, 0.6358% 4/15/17 (f)(j)	204	181
Class F, 0.6758% 4/15/17 (f)(j)	116	99
Class G, 0.8158% 4/15/17 (f)(j)	116	95
Class H, 0.8858% 4/15/17 (f)(j)	116	89
Class J, 1.1158% 4/15/17 (f)(j)	89	62
Series 2005-FL11:
Class F, 0.7158% 11/15/17 (f)(j)	125	114
Class G, 0.7658% 11/15/17 (f)(j)	87	78
Series 2006-CN2A Class A2FL, 0.483% 2/5/19 (f)(j)	3,060	3,005
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	7,645	7,645
Class AJFX, 5.478% 2/5/19 (f)	4,380	4,373
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (f)(j)(l)	8,328	1
Series 2005-LP5 Class XP, 0.2903% 5/10/43 (j)(l)	27,507	98
Series 2006-C8 Class XP, 0.4911% 12/10/46 (j)(l)	4,769	58
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	103	103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6744% 12/15/39 (j)(l)	$ 195,837	$ 3,539
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	2,555	2,590
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (j)(l)	94,324	370
Series 2001-SPGA Class A2, 6.515% 8/13/18 (f)	13,475	13,711
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (f)(j)(l)	44,162	7
Series 2005-C1 Class ASP, 0.3207% 2/15/38 (f)(j)(l)	227,021	723
Series 2005-C2 Class ASP, 0.5227% 4/15/37 (f)(j)(l)	40,906	253
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4358% 2/15/22 (f)(j)	1,256	1,105
0.5358% 2/15/22 (f)(j)	448	377
Class F, 0.5858% 2/15/22 (f)(j)	897	735
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,916
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 0.9778% 5/15/33 (f)(j)(l)	25,542	274
Series 2007-C1 Class XP, 0.2003% 12/10/49 (j)(l)	3,630	19
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	5,007	5,214
Series 2004-C3 Class X2, 0.6179% 12/10/41 (j)(l)	23,797	104
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (j)	17,856	17,960
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (f)(j)(l)	98,509	650
Series 2006-GG7 Class A2, 5.8829% 7/10/38 (j)	7,352	7,403
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.703% 6/6/20 (f)(j)	562	495
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(j)	4,021	3,923
Class D, 2.3636% 3/6/20 (f)(j)	1,390	1,353
Class E, 2.6688% 3/6/20 (f)(j)	1,905	1,851
Class F, 2.8433% 3/6/20 (f)(j)	967	937
Class G, 3.0177% 3/6/20 (f)(j)	479	460
Class H, 3.5846% 3/6/20 (f)(j)	799	765
Class J, 4.4568% 3/6/20 (f)(j)	1,146	1,076
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,918
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 7,331	$ 7,343
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	18,191	18,433
Series 2007-GG10 Class A1, 5.69% 8/10/45	10	11
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (f)(j)(l)	13,179	3
Series 2006-LDP7 Class A2, 5.8605% 4/15/45 (j)	3,064	3,084
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3958% 11/15/18 (f)(j)	5,000	4,750
Class D, 0.4958% 11/15/18 (f)(j)	130	122
Class E, 0.5458% 11/15/18 (f)(j)	185	162
Class F, 0.5958% 11/15/18 (f)(j)	277	238
Class G, 0.6258% 11/15/18 (f)(j)	241	202
Class H, 0.7658% 11/15/18 (f)(j)	185	149
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	7,862	8,013
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (j)	1,157	1,164
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,310	3,385
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	8,681	8,690
Series 2006-C6:
Class A1, 5.23% 9/15/39	1,943	1,944
Class A2, 5.262% 9/15/39 (j)	2,213	2,235
Series 2006-C7 Class A1, 5.279% 11/15/38	430	434
Series 2007-C1 Class A1, 5.391% 2/15/40 (j)	1,033	1,048
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,488
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (f)(j)(l)	31,396	12
Series 2004-C6 Class XCP, 0.5645% 8/15/36 (f)(j)(l)	25,928	87
Series 2006-C1 Class XCP, 0.3479% 2/15/41 (j)(l)	166,324	1,190
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	104,297	1,724
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (j)(l)	38,776	486
Series 2007-C2 Class XCP, 0.5199% 2/15/40 (j)(l)	229,018	2,938
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6058% 9/15/21 (f)(j)	770	654
Class G, 0.6258% 9/15/21 (f)(j)	1,521	1,232
Class H, 0.6658% 9/15/21 (f)(j)	392	306
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	$ 17	$ 17
Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,562	1,563
Merrill Lynch Mortgage Trust: - continued
Series 2005-MCP1 Class XP, 0.6475% 6/12/43 (j)(l)	33,837	486
Series 2005-MKB2 Class XP, 0.2211% 9/12/42 (j)(l)	16,003	83
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	744	752
Series 2007-8 Class A1, 4.622% 8/12/49	1,854	1,875
Series 2007-9 Class A2, 5.59% 9/12/49	4,533	4,715
Series 2006-4 Class XP, 0.6112% 12/12/49 (j)(l)	89,130	1,715
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (f)(j)	241	125
Series 2007-XCLA Class A1, 0.466% 7/17/17 (f)(j)	1,312	1,180
Series 2007-XLFA:
Class D, 0.456% 10/15/20 (f)(j)	449	337
Class E, 0.516% 10/15/20 (f)(j)	562	365
Class F, 0.566% 10/15/20 (f)(j)	337	169
Class G, 0.606% 10/15/20 (f)(j)	417	167
Class H, 0.696% 10/15/20 (f)(j)	262	26
Class J, 0.846% 10/15/20 (f)(j)	300	15
Class MHRO, 0.956% 10/15/20 (f)(j)	156	50
Class MJPM, 1.266% 10/15/20 (f)(j)	9	7
Class MSTR, 0.966% 10/15/20 (f)(j)	94	30
Class NHRO, 1.156% 10/15/20 (f)(j)	230	51
Class NSTR, 1.116% 10/15/20 (f)(j)	87	19
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (f)(j)(l)	21,721	102
Series 2006-T23 Class A1, 5.682% 8/12/41	303	304
Series 2007-HQ11 Class A1, 5.246% 2/12/44	970	978
Series 2007-IQ13 Class A1, 5.05% 3/15/44	30	30
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	62	63
Class A2, 5.61% 4/15/49	12,445	12,826
Series 2007-T25 Class A1, 5.391% 11/12/49	55	56
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (f)(j)(l)	45,013	224
Series 2005-HQ5 Class X2, 0.1687% 1/14/42 (j)(l)	40,965	170
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (f)(j)(l)	39,175	377
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2005-TOP17 Class X2, 0.5846% 12/13/41 (j)(l)	$ 28,701	$ 315
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (f)(j)(l)	2,281	21
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3359% 3/12/35 (f)(j)(l)	44,124	10
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (f)	3,490	3,579
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (f)(j)	859	825
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (f)(j)	938	730
Class F, 0.604% 8/11/18 (f)(j)	1,264	848
Class G, 0.624% 8/11/18 (f)(j)	1,198	735
Class J, 0.864% 8/11/18 (f)(j)	266	124
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (f)(j)	68	47
Class AP2, 1.0658% 6/15/20 (f)(j)	112	73
Class F, 0.7458% 6/15/20 (f)(j)	2,172	1,412
Class LXR2, 1.0658% 6/15/20 (f)(j)	1,481	1,170
sequential payer:
Series 2006-C29 Class A1, 5.11% 11/15/48	98	99
Series 2007-C30 Class A1, 5.031% 12/15/43	104	104
Series 2007-C31 Class A1, 5.14% 4/15/47	75	75
Series 2006-C23 Class X, 0.085% 1/15/45 (f)(j)(l)	912,585	2,628
Series 2007-C30 Class XP, 0.4403% 12/15/43 (f)(j)(l)	242,617	2,943
Series 2007-C31A Class A2, 5.421% 4/15/47	9,795	10,131
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (f)	4,914	4,954
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $356,380)		331,637
Municipal Securities - 0.6%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	9,910
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) 2.5%, tender 6/1/11 (j)(k)	7,050	7,050
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 6/1/11 (j)(k)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (j)	$ 3,000	$ 3,010
Series 2007 B, 1.9%, tender 6/1/12 (j)	3,000	3,004
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (j)(k)	15,900	15,869
TOTAL MUNICIPAL SECURITIES (Cost $49,059)		49,043
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $28,165)	28,250	28,139
Bank Notes - 0.0%

National City Bank, Cleveland 0.3959% 3/1/13 (j) (Cost $5,399)	5,470	5,438
Certificates of Deposit - 0.2%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11 (Cost $21,000)	21,000	21,001
Cash Equivalents - 6.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (b)	$ 202,251	$ 202,250
0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	319,498	319,496
TOTAL CASH EQUIVALENTS (Cost $521,746)		521,746
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $8,880,367)		8,880,721
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(304,316)
NET ASSETS - 100%		$ 8,576,405
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)

	August 2034	$ 282	$ (157)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (i)	Oct. 2034	340	(141)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (i)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)	Oct. 2034	372	(140)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	276	(208)
		$ 1,403	$ (726)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $676,404,000 or 7.9% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $198,797,000 or 2.3% of net assets.

(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,450,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,948,000 or 0.1% of net assets.

* Amount represents less than $1,000.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 5,887
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$202,250,000 due 3/01/11 at 0.20%
Barclays Capital, Inc.	$ 202,250

$319,496,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 26,702
Bank of America NA	23,735
Barclays Capital, Inc.	13,217
Credit Agricole Securities (USA), Inc.	11,868
Deutsche Bank Securities, Inc.	13,617
Goldman, Sachs & Co.	2,967
HSBC Securities (USA), Inc.	35,603
ING Financial Markets LLC	21,955
J.P. Morgan Securities, Inc.	35,603
Merrill Lynch Government Securities, Inc.	10,681
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,385
Mizuho Securities USA, Inc.	65,271
RBC Capital Markets Corp.	2,967
Societe Generale, New York Branch	23,735
Wells Fargo Securities LLC	15,190
$ 319,496
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,075,668	$ -	$ 2,069,720	$ 5,948
U.S. Government and Government Agency Obligations	4,414,511	-	4,414,511	-
U.S. Government Agency - Mortgage Securities	295,417	-	295,417	-
Asset-Backed Securities	788,626	-	765,706	22,920
Collateralized Mortgage Obligations	349,495	-	349,379	116
Commercial Mortgage Securities	331,637	-	284,349	47,288
Municipal Securities	49,043	-	49,043	-
Foreign Government and Government Agency Obligations	28,139	-	28,139	-
Bank Notes	5,438	-	5,438	-
Certificates of Deposit	21,001	-	21,001	-
Cash Equivalents	521,746	-	521,746	-
Total Investments in Securities:	$ 8,880,721	$ -	$ 8,804,449	$ 76,272
Derivative Instruments:
Liabilities
Swap Agreements	$ (726)	$ -	$ (373)	$ (353)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 87,853
Total Realized Gain (Loss)	638
Total Unrealized Gain (Loss)	10,947
Cost of Purchases	4,375
Proceeds of Sales	(11,590)
Amortization/Accretion	(508)
Transfers in to Level 3	7,697
Transfers out of Level 3	(23,140)
Ending Balance	$ 76,272
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 10,813
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (892)
Total Unrealized Gain (Loss)	72
Transfers in to Level 3	-
Transfers out of Level 3	467
Ending Balance	$ (353)
Realized gain (loss) on Swap Agreements for the period	$ 19
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 72

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (726)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $380,964,000 of which $22,435,000, $14,472,000, $2,521,000, $20,065,000, $179,350,000 and $142,121,000 will expire in fiscal 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $199,352 and repurchase agreements of $521,746) - See accompanying schedule: Unaffiliated issuers (cost $8,880,367)		$ 8,880,721
Cash		2,355
Receivable for investments sold		88,825
Receivable for swap agreements		3
Receivable for fund shares sold		6,657
Interest receivable		38,025
Other receivables		76
Total assets		9,016,662

Liabilities
Payable for investments purchased	$ 214,681
Payable for fund shares redeemed	18,804
Distributions payable	555
Unrealized depreciation on swap agreements	726
Accrued management fee	2,247
Other affiliated payables	918
Other payables and accrued expenses	76
Collateral on securities loaned, at value	202,250
Total liabilities		440,257

Net Assets		$ 8,576,405
Net Assets consist of:
Paid in capital		$ 8,954,105
Undistributed net investment income		3,496
Accumulated undistributed net realized gain (loss) on investments		(380,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(372)

Net Assets		$ 8,576,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,991,023 ÷ 943,690 shares)	$ 8.47

Class F: Net Asset Value, offering price and redemption price per share ($585,382 ÷ 69,156 shares)	$ 8.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 82,718

Expenses
Management fee	$ 13,235
Transfer agent fees	3,966
Fund wide operations fee	1,428
Independent trustees' compensation	16
Miscellaneous	16
Total expenses before reductions	18,661
Expense reductions	(1)	18,660
Net investment income (loss)		64,058
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,281
Swap agreements	19
Total net realized gain (loss)		8,300
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,128)
Swap agreements	166
Total change in net unrealized appreciation (depreciation)		(16,962)
Net gain (loss)		(8,662)
Net increase (decrease) in net assets resulting from operations		$ 55,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,058	$ 163,064
Net realized gain (loss)	8,300	87,508
Change in net unrealized appreciation (depreciation)	(16,962)	136,206
Net increase (decrease) in net assets resulting from operations	55,396	386,778
Distributions to shareholders from net investment income	(68,599)	(164,826)
Share transactions - net increase (decrease)	471,863	1,562,230
Total increase (decrease) in net assets	458,660	1,784,182

Net Assets
Beginning of period	8,117,745	6,333,563
End of period (including undistributed net investment income of $3,496 and undistributed net investment income of $8,037, respectively)	$ 8,576,405	$ 8,117,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Income from Investment Operations
Net investment income (loss) D	.065	.186	.260	.376	.421	.133	.344
Net realized and unrealized gain (loss)	(.006)	.264	(.097)	(.355)	(.208)	.037	(.107)
Total from investment operations	.059	.450	.163	.021	.213	.170	.237
Distributions from net investment income	(.069)	(.190)	(.253)	(.371)	(.413)	(.130)	(.337)
Net asset value, end of period	$ 8.47	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82
Total Return B,C	.70%	5.53%	2.07%	.23%	2.41%	1.95%	2.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.44% A	.46%
Net investment income (loss)	1.53% A	2.23%	3.22%	4.42%	4.77%	4.48% A	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 7,991	$ 7,774	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865
Portfolio turnover rate F	198% A	233% J	264% J	71%	82% J	55% A	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.069	.193	.042
Net realized and unrealized gain (loss)	(.016)	.265	.121
Total from investment operations	.053	.458	.163
Distributions from net investment income	(.073)	(.198)	(.043)
Net asset value, end of period	$ 8.46	$ 8.48	$ 8.22
Total Return B,C	.63%	5.63%	2.01%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	1.64% A	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585,382	$ 344,203	$ 398
Portfolio turnover rate F	198% A	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 124,769
Gross unrealized depreciation	(127,286)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,517)

Tax cost	$ 8,883,238

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 19	$ 166

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,403 representing .02% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,134,599 and $953,733, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $175.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Short-Term Bond	$ 64,663	$ 161,868
Class F	3,936	2,958
Total	$ 68,599	$ 164,826

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Short-Term Bond
Shares sold	194,622	335,554	$ 1,649,463	$ 2,807,160
Reinvestment of distributions	7,170	18,212	60,841	152,546
Shares redeemed	(174,744)	(207,396)	(1,480,416)	(1,737,665)
Net increase (decrease)	27,048	146,370	$ 229,888	$ 1,222,041
Class F
Shares sold	33,152	42,291	$ 280,843	$ 354,784
Reinvestment of distributions	464	351	3,936	2,958
Shares redeemed	(5,063)	(2,088)	(42,804)	(17,553)
Net increase (decrease)	28,553	40,554	$ 241,975	$ 340,189

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the fund.

13. Credit Risk

The fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

Semiannual Report

The Board noted that the total expenses of each class ranked below its competitive median for the period.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

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Fidelity®
Short-Term Bond
Fund -
Class F

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund uses "to be announced" ("TBA") securities, which are transactions in which a fund buys or sells mortgage-backed securities on a forward-commitment basis in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of the fund without having to restructure the portfolio. Previously, the fund was permitted to sell TBAs only if it owned, or had the right to obtain, the underlying pools of mortgage securities. The fund can now sell forward-settling TBAs when it does not own, or have the right to obtain, the underlying mortgage pools.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,007.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,006.30	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 57.4%	U.S. Government and U.S. Government Agency Obligations † 59.7%
AAA 11.9%	AAA 12.9%
AA 9.3%	AA 8.3%
A 8.1%	A 7.3%
BBB 8.9%	BBB 9.9%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 0.6%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	2.1	2.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	1.8	1.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *		As of August 31, 2010 **
	Corporate Bonds 24.2%		Corporate Bonds 23.6%
	U.S. Government and U.S. Government Agency Obligations † 57.4%		U.S. Government and U.S. Government Agency Obligations † 59.7%
	Asset-Backed Securities 9.2%		Asset-Backed Securities 9.7%
	CMOs and Other Mortgage Related Securities 5.5%		CMOs and Other Mortgage Related Securities 5.7%
	Municipal Bonds 0.1%		Municipal Bonds 0.1%
	Other Investments 0.6%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments * Futures and Swaps	8.1% 0.0%	** Foreign investments ** Futures and Swaps	8.2% 0.0%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 16,316	$ 16,742
5.875% 3/15/11	9,595	9,612
6.5% 11/15/13	6,814	7,680
		34,034
Diversified Consumer Services - 0.0%
Yale University 2.9% 10/15/14	5,340	5,540
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	6,820	6,900
Whirlpool Corp. 6.125% 6/15/11	7,250	7,358
		14,258
Media - 0.8%
COX Communications, Inc. 7.125% 10/1/12	18,400	20,029
NBC Universal, Inc. 3.65% 4/30/15 (f)	7,820	7,992
News America, Inc. 5.3% 12/15/14	9,474	10,494
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	21,818
Time Warner, Inc. 3.15% 7/15/15	11,388	11,563
		71,896
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	6,929
7.75% 4/1/11	8,050	8,093
		15,022
TOTAL CONSUMER DISCRETIONARY		140,750
CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	17,822	18,201
7.2% 1/15/14 (f)	11,100	12,706
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,518
Diageo Capital PLC 5.2% 1/30/13	2,405	2,585
Diageo Finance BV 5.5% 4/1/13	8,519	9,247
SABMiller PLC 6.2% 7/1/11 (f)	8,000	8,143
The Coca-Cola Co. 3.625% 3/15/14	590	626
		60,026
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 9,508	$ 9,499
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (f)	2,175	2,323
Kraft Foods, Inc.:
2.625% 5/8/13	27,534	28,274
5.625% 11/1/11	986	1,017
		31,614
Tobacco - 0.2%
Altria Group, Inc.:
4.125% 9/11/15	7,500	7,796
8.5% 11/10/13	8,000	9,425
		17,221
TOTAL CONSUMER STAPLES		118,360
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	424
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,159
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	4,790	4,803
EnCana Corp. 6.3% 11/1/11	936	971
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,688
Gazstream SA 5.625% 7/22/13 (f)	4,565	4,719
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,710	9,158
Marathon Petroleum Corp. 3.5% 3/1/16 (f)	7,520	7,560
Nexen, Inc. 5.05% 11/20/13	2,438	2,600
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,699	7,221
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,297
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,561
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,664
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,432
Shell International Finance BV 1.875% 3/25/13	14,810	15,108
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	10,783
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital Canada Ltd. 1.625% 1/28/14	$ 8,680	$ 8,700
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,585
		134,009
TOTAL ENERGY		134,433
FINANCIALS - 14.3%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,706
3.625% 2/7/16	10,300	10,286
3.7% 8/1/15	7,094	7,195
4.75% 7/15/13	5,401	5,749
5.25% 10/15/13	5,483	5,941
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	5,672	5,767
JPMorgan Chase & Co.:
1.1031% 1/24/14 (j)	15,000	15,094
2.05% 1/24/14	34,170	34,275
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,360	7,842
5.45% 7/15/14	4,605	4,960
Morgan Stanley:
1.9025% 1/24/14 (j)	8,740	8,868
2.875% 1/24/14	8,670	8,739
4.2% 11/20/14	4,995	5,187
6% 5/13/14	12,430	13,601
Northern Trust Corp. 4.625% 5/1/14	1,346	1,466
Royal Bank of Scotland PLC:
3.25% 1/11/14	8,500	8,589
3.4% 8/23/13	8,000	8,155
The Bank of New York, Inc. 4.3% 5/15/14	12,445	13,419
UBS AG Stamford Branch:
1.3044% 1/28/14 (j)	6,500	6,567
2.25% 1/28/14	16,500	16,429
		209,835
Commercial Banks - 5.3%
ANZ Banking Group Ltd. 2.125% 1/10/14 (f)	17,000	17,099
Bank of Montreal 2.125% 6/28/13	15,550	15,875
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,952
Barclays Bank PLC 2.375% 1/13/14	22,100	22,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Canadian Imperial Bank of Commerce 1.45% 9/13/13	$ 13,791	$ 13,747
Commonwealth Bank of Australia 0.8538% 3/19/13 (f)(j)	15,350	15,381
Credit Agricole SA 0.4834% 6/7/11 (f)(j)	10,000	9,990
Credit Suisse New York Branch 2.2% 1/14/14	31,458	31,587
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (f)(j)	1,144	1,123
Fifth Third Bancorp 3.625% 1/25/16	4,799	4,819
Fifth Third Bank 0.4235% 5/17/13 (j)	1,500	1,478
ING Bank NV:
2% 10/18/13 (f)	5,000	4,951
2.65% 1/14/13 (f)	14,190	14,225
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (j)	485	484
Marshall & Ilsley Bank 6.375% 9/1/11	9,120	9,306
Nordea Bank AB 1.75% 10/4/13 (f)	12,260	12,190
PNC Funding Corp.:
3% 5/19/14	8,490	8,712
3.625% 2/8/15	8,119	8,405
Rabobank Nederland NV 1.85% 1/10/14	25,541	25,572
Regions Financial Corp. 4.875% 4/26/13	7,700	7,739
Royal Bank of Canada 1.125% 1/15/14	17,298	17,105
Royal Bank of Scotland PLC 1.5% 3/30/12 (f)	17,050	17,199
Santander US Debt SA Unipersonal 2.485% 1/18/13 (f)	13,200	12,950
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (f)	18,000	18,018
SunTrust Bank 6.375% 4/1/11	3,000	3,012
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	22,266	22,752
U.S. Bancorp:
1.375% 9/13/13	8,130	8,133
4.2% 5/15/14	8,510	9,093
Union Bank NA Mtn Bank Nts Be 2.125% 12/16/13	26,150	26,233
Wells Fargo & Co.:
3.625% 4/15/15	7,400	7,666
3.75% 10/1/14	12,527	13,193
4.375% 1/31/13	22,251	23,558
5.25% 10/23/12	3,290	3,507
Westpac Banking Corp.:
0.8531% 4/8/13 (f)(j)	8,700	8,720
1.85% 12/9/13	10,339	10,370
2.1% 8/2/13	3,181	3,216
		454,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.3%
American Honda Finance Corp.:
1.625% 9/20/13 (f)	$ 8,190	$ 8,209
2.375% 3/18/13 (f)	3,000	3,041
Capital One Financial Corp.:
5.7% 9/15/11	11,765	12,076
7.375% 5/23/14	13,000	14,982
Caterpillar Financial Services Corp.:
1.55% 12/20/13	12,000	12,043
2% 4/5/13	5,668	5,749
General Electric Capital Corp.:
1.875% 9/16/13	31,809	31,920
2.1% 1/7/14	17,406	17,459
2.25% 11/9/15	4,902	4,751
2.8% 1/8/13	1,270	1,303
3.5% 8/13/12	48,785	50,458
3.5% 6/29/15	2,968	3,051
Household Finance Corp. 6.375% 10/15/11	5,378	5,564
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,468
John Deere Capital Corp.:
1.6% 3/3/14	8,550	8,542
1.875% 6/17/13	12,414	12,588
		198,204
Diversified Financial Services - 2.3%
BB&T Corp.:
3.2% 3/15/16	5,000	4,993
3.375% 9/25/13	6,700	7,002
BNP Paribas 2.125% 12/21/12	11,280	11,449
BP Capital Markets PLC:
1.55% 8/11/11	1,000	1,004
3.125% 3/10/12	8,461	8,652
Citigroup, Inc.:
1.7531% 1/13/14 (j)	12,990	13,183
2.312% 8/13/13 (j)	8,191	8,409
4.75% 5/19/15	8,020	8,469
5.125% 5/5/14	4,158	4,470
5.5% 4/11/13	6,500	6,968
6.375% 8/12/14	19,196	21,418
6.5% 8/19/13	9	10
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	30,166
Iberbond 2004 PLC 4.826% 12/24/17 (m)	6,069	5,948
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co. 3.4% 6/24/15	$ 11,433	$ 11,592
MassMutual Global Funding II 3.625% 7/16/12 (f)	4,300	4,447
New York Life Global Fund:
2.25% 12/14/12 (f)	6,570	6,719
5.25% 10/16/12 (f)	10,930	11,695
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (j)	1,425	1,389
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,243
Prime Property Funding, Inc.:
5.35% 4/15/12 (f)	628	638
5.5% 1/15/14 (f)	144	151
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,380
Volkswagen International Finance NV 1.625% 8/12/13 (f)	6,457	6,495
Whirlpool Corp. 8% 5/1/12	7,298	7,823
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(j)	500	498
		199,211
Insurance - 0.8%
Berkshire Hathaway Finance Corp. 1.5% 1/10/14	8,340	8,340
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,793
Metropolitan Life Global Funding I:
2.5% 1/11/13 (f)	11,430	11,647
2.5% 9/29/15 (f)	5,000	4,878
2.875% 9/17/12 (f)	11,731	11,996
Monumental Global Funding II 5.65% 7/14/11 (f)	146	148
Prudential Financial, Inc. 3.625% 9/17/12	9,639	9,949
Unum Group 7.625% 3/1/11	6,335	6,335
		68,086
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	570	591
Developers Diversified Realty Corp. 5.375% 10/15/12	1,885	1,952
Duke Realty LP 4.625% 5/15/13	114	118
Equity One, Inc. 6.25% 12/15/14	8,778	9,417
Federal Realty Investment Trust 5.4% 12/1/13	150	162
HRPT Properties Trust 0.9019% 3/16/11 (j)	3,745	3,745
		15,985
Real Estate Management & Development - 0.3%
Colonial Properties Trust 4.8% 4/1/11	7	7
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP 5.625% 8/15/11	$ 5,464	$ 5,551
ERP Operating LP:
5.2% 4/1/13	3,570	3,824
5.5% 10/1/12	117	125
Liberty Property LP 6.375% 8/15/12	7,473	7,958
Simon Property Group LP:
4.2% 2/1/15	2,715	2,860
5.3% 5/30/13	7,322	7,929
		28,254
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
1.7138% 1/30/14 (j)	12,000	12,150
3.7% 9/1/15	10,610	10,723
Countrywide Financial Corp. 5.8% 6/7/12	16,258	17,143
U.S. Central Federal Credit Union 1.9% 10/19/12	9,870	10,070
		50,086
TOTAL FINANCIALS		1,224,232
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,764
Pharmaceuticals - 0.1%
Wyeth 5.5% 2/1/14	4,108	4,557
TOTAL HEALTH CARE		15,321
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	7,300	7,785
6.4% 12/15/11 (f)	8,377	8,748
		16,533
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	57	57
Continental Airlines, Inc. 6.795% 2/2/20	167	168
		225
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	$ 16,805	$ 17,152
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,855
5.45% 10/15/12	3,003	3,215
		11,070
TOTAL INDUSTRIALS		44,980
INFORMATION TECHNOLOGY - 0.3%
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	8,040	8,463
5.5% 5/15/12	9,707	10,198
6.875% 8/15/11	4,390	4,508
		23,169
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co. 4.85% 8/15/12	29,758	31,333
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (f)	16,540	16,694
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,768
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	3,300	3,551
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,065
		32,078
TOTAL MATERIALS		63,411
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,561
AT&T, Inc.:
2.5% 8/15/15	10,110	10,012
4.95% 1/15/13	10,874	11,637
6.7% 11/15/13	2,385	2,699
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,054
France Telecom SA 4.375% 7/8/14	12,631	13,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 7,403	$ 8,146
5.875% 2/1/12	4,923	5,159
Telecom Italia Capital SA 6.175% 6/18/14	16,200	17,243
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,448
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,172
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,137
Verizon Pennsylvania, Inc. 5.65% 11/15/11	1,000	1,034
		134,893
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,535
Verizon Wireless Capital LLC:
3.75% 5/20/11	16,939	17,059
5.25% 2/1/12	5,544	5,773
Vodafone Group PLC:
4.15% 6/10/14	3,995	4,231
5.5% 6/15/11	10,561	10,713
		53,311
TOTAL TELECOMMUNICATION SERVICES		188,204
UTILITIES - 1.4%
Electric Utilities - 1.0%
Alabama Power Co. 4.85% 12/15/12	7,496	8,013
Commonwealth Edison Co.:
1.625% 1/15/14	4,701	4,689
5.4% 12/15/11	5,225	5,419
EDP Finance BV 5.375% 11/2/12 (f)	10,575	10,938
FirstEnergy Corp. 6.45% 11/15/11	11,495	11,886
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,809
LG&E and KU Energy LLC 2.125% 11/15/15 (f)	5,651	5,416
Mid-American Energy Co. 5.65% 7/15/12	309	328
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	14,683
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,073
7.1% 3/1/11	11,662	11,662
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co.:
0.7031% 10/21/11 (j)	$ 6,432	$ 6,448
4.15% 5/15/14	1,976	2,094
		87,458
Independent Power Producers & Energy Traders - 0.1%
PSEG Power LLC 2.5% 4/15/13	12,986	13,245
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.25% 9/1/15	5,149	5,023
6.3% 9/30/66 (j)	7,611	7,440
DTE Energy Co. 7.05% 6/1/11	9,501	9,642
		22,105
TOTAL UTILITIES		122,808
TOTAL NONCONVERTIBLE BONDS (Cost $2,033,681)		2,075,668
U.S. Government and Government Agency Obligations - 51.5%

U.S. Government Agency Obligations - 10.8%
Fannie Mae:
0.375% 12/28/12	63,570	63,067
0.75% 2/26/13	112,245	112,248
1.125% 7/30/12	11,460	11,553
1.25% 8/20/13	37,930	38,111
1.25% 2/27/14	46,865	46,784
2.5% 5/15/14	68,673	70,953
2.75% 3/13/14	53,701	55,935
4.375% 9/15/12	5,723	6,054
4.625% 10/15/13	74,550	81,253
4.75% 11/19/12	5,715	6,114
Federal Home Loan Bank:
1% 3/27/13	4,400	4,407
1.125% 5/18/12	21,500	21,667
Freddie Mac:
0.625% 12/28/12	116,990	116,839
0.75% 3/28/13	60,587	60,523
1.125% 7/27/12	29,907	30,153
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.375% 2/25/14	$ 80,336	$ 80,450
1.75% 6/15/12	17,506	17,793
2.5% 1/7/14	15,000	15,476
2.5% 4/23/14	5,880	6,075
4.125% 12/21/12	2,549	2,704
4.5% 1/15/14	69,792	76,103
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		924,262
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11	47,135	47,558
U.S. Treasury Obligations - 37.8%
U.S. Treasury Notes:
0.375% 10/31/12	40,439	40,328
0.625% 12/31/12	37,974	37,977
0.75% 5/31/12	251,275	252,511
0.875% 1/31/12	362,598	364,567
1% 4/30/12	270,341	272,401
1% 1/15/14 (e)	263,639	262,795
1.25% 2/15/14	792,756	794,747
1.375% 2/15/13	297,187	301,239
1.75% 4/15/13 (h)	551,164	562,876
1.75% 3/31/14	18,100	18,400
1.75% 7/31/15	6,081	6,052
1.875% 4/30/14	236,453	241,108
2.375% 9/30/14	23,131	23,868
2.375% 10/31/14	63,074	65,025
TOTAL U.S. TREASURY OBLIGATIONS		3,243,894
Other Government Related - 2.3%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (g)	6,100	6,234
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)	10,006	10,210
3.125% 6/15/12 (FDIC Guaranteed) (g)	3,916	4,047
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (g)	11,830	12,021
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)	22,590	23,050
1.875% 11/15/12 (FDIC Guaranteed) (g)	16,200	16,524
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.: - continued
2.25% 12/10/12 (FDIC Guaranteed) (g)	$ 16,520	$ 16,952
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (g)	3,850	3,926
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)	19,730	20,168
2.625% 12/28/12 (FDIC Guaranteed) (g)	17,600	18,197
3% 12/9/11 (FDIC Guaranteed) (g)	20,007	20,422
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (g)	2,300	2,340
3.25% 6/15/12 (FDIC Guaranteed) (g)	1,870	1,936
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (g)	2,310	2,361
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)	8,140	8,311
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)	12,180	12,450
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (g)	19,250	19,648
TOTAL OTHER GOVERNMENT RELATED		198,797
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,388,967)		4,414,511
U.S. Government Agency - Mortgage Securities - 3.4%

Fannie Mae - 2.4%
2.018% 10/1/33 (j)	277	286
2.142% 3/1/35 (j)	195	201
2.165% 10/1/33 (j)	127	131
2.202% 2/1/33 (j)	245	253
2.213% 7/1/35 (j)	99	103
2.243% 12/1/34 (j)	256	264
2.316% 3/1/35 (j)	42	43
2.319% 3/1/35 (j)	2,602	2,695
2.397% 5/1/33 (j)	58	60
2.474% 10/1/35 (j)	496	513
2.532% 7/1/34 (j)	129	134
2.545% 5/1/35 (j)	3,292	3,464
2.553% 10/1/33 (j)	355	374
2.554% 12/1/34 (j)	1,974	2,079
2.573% 3/1/35 (j)	124	130
2.59% 6/1/36 (j)	257	269
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.62% 11/1/36 (j)	$ 485	$ 510
2.622% 12/1/33 (j)	1,606	1,687
2.634% 11/1/34 (j)	1,763	1,840
2.634% 7/1/35 (j)	2,701	2,839
2.643% 2/1/35 (j)	3,323	3,488
2.673% 10/1/35 (j)	12,333	12,950
2.682% 2/1/34 (j)	87	91
2.686% 11/1/36 (j)	3,561	3,740
2.688% 11/1/34 (j)	14,427	15,225
2.733% 7/1/35 (j)	1,075	1,127
2.743% 8/1/35 (j)	2,415	2,529
2.917% 4/1/35 (j)	5,446	5,731
3.193% 1/1/40 (j)	6,300	6,501
3.247% 10/1/35 (j)	772	814
3.259% 1/1/40 (j)	15,708	16,234
3.282% 2/1/40 (j)	10,904	11,268
3.335% 1/1/40 (j)	9,428	9,782
3.547% 12/1/39 (j)	1,817	1,891
3.565% 2/1/40 (j)	3,942	4,104
3.606% 3/1/40 (j)	7,383	7,702
3.768% 10/1/39 (j)	9,762	10,111
4.5% 8/1/18 to 7/1/20	39,886	42,328
5.5% 3/1/16 to 1/1/20	17,248	18,674
6.5% 11/1/11 to 3/1/35	11,432	12,459
7% 10/1/12 to 11/1/18	1,107	1,199
7.5% 6/1/12 to 11/1/31	45	48
TOTAL FANNIE MAE		205,871
Freddie Mac - 1.0%
2.521% 4/1/35 (j)	3,757	3,920
2.585% 1/1/35 (j)	173	181
2.597% 11/1/35 (j)	1,692	1,774
3.087% 8/1/34 (j)	861	901
3.147% 3/1/33 (j)	39	41
3.212% 6/1/37 (j)	2,265	2,387
3.325% 8/1/36 (j)	1,391	1,458
3.352% 10/1/35 (j)	359	380
3.524% 12/1/39 (j)	4,949	5,130
3.552% 4/1/40 (j)	4,988	5,173
3.588% 4/1/40 (j)	4,401	4,572
3.616% 2/1/40 (j)	10,651	11,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 8/1/18 to 11/1/18	$ 32,249	$ 34,240
5% 4/1/20	13,952	14,995
8.5% 5/1/27 to 7/1/28	288	332
12% 11/1/19	8	9
TOTAL FREDDIE MAC		86,577
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,607	2,969
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $287,597)		295,417
Asset-Backed Securities - 9.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	2,169	1,735
Series 2005-1 Class M1, 0.7315% 4/25/35 (j)	1,153	863
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (j)	33	32
Class M2, 1.9115% 3/25/34 (j)	115	94
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (j)	115	108
Series 2006-OP1:
Class M1, 0.5415% 4/25/36 (j)	8,000	454
Class M4, 0.6315% 4/25/36 (j)	115	1
Class M5, 0.6515% 4/25/36 (j)	7	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (j)	30	6
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (f)	11,180	11,313
Series 2009-A Class A3, 2.33% 6/17/13 (f)	2,780	2,816
Series 2010-1:
Class A3, 1.45% 5/15/14	1,385	1,393
Class A4, 2.3% 12/15/14	10,250	10,429
Series 2010-4 Class A3, 0.91% 11/17/14	11,420	11,344
Series 2010-5 Class A3, 1.11% 1/15/15	7,950	7,925
Series 2011-1 Class A3, 1.45% 1/15/15	9,980	10,006
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	2,980	3,056
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	26,759
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust:
Series 2006-1 Class D, 5.49% 4/6/12	$ 4,133	$ 4,140
Series 2007-AX Class A4, 0.303% 10/6/13 (XL Capital Assurance, Inc. Insured) (j)	12,967	12,898
Series 2007-CM Class A4B, 0.343% 4/7/14 (National Public Finance Guarantee Corp. Insured) (j)	17,296	17,190
Series 2010-3 Class A2, 0.77% 12/9/13	9,000	9,002
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,259
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	5,971	5,963
Series 2011-1 Class A3, 1.39% 9/8/15	6,060	6,059
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8115% 4/25/34 (j)	90	23
Series 2005-R2 Class M1, 0.7115% 4/25/35 (j)	1,390	1,194
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (j)	378	301
Series 2004-W7 Class M1, 0.8115% 5/25/34 (j)	227	157
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (j)	939	336
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6315% 3/25/36 (j)	63	2
Axon Financial Funding Ltd. 2.025% 4/4/17 (c)(f)(j)	2,749	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	7,537	7,612
Class A4, 3.52% 6/15/16 (f)	5,400	5,592
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	3,648	3,678
Series 2009-3A Class A3, 1.67% 12/15/13 (f)	10,716	10,792
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,119
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	2,754	2,772
Series 2010-1 Class A3, 0.82% 4/15/13	10,450	10,455
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (j)	4,598	4,592
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (j)	1,094	990
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (j)	49	49
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	511	511
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class C, 5.31% 6/15/12	$ 391	$ 396
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,930
Class C, 5.38% 11/15/12	139	144
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	3,359	3,415
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	13,705	14,117
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,426
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,368
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,646
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (f)(j)	308	231
Class B, 1.012% 7/20/39 (f)(j)	178	82
Class C, 1.362% 7/20/39 (f)(j)	229	34
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (j)	768	49
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (j)	287	1
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (j)	53	4
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (j)	125	8
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (j)	1,214	456
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	9,410	10,066
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,590
Series 2008-A4 Class A4, 4.65% 3/15/15	7,180	7,703
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,362
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,264
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	956	957
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,086
Series 2008-A5 Class A5, 4.85% 4/22/15	8,166	8,787
Series 2009-A3 Class A3, 2.7% 6/24/13	4,020	4,068
Series 2009-A5 Class A5, 2.25% 12/23/14	25,840	26,398
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (f)	2,770	2,777
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (j)	515	80
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (j)	$ 16	$ 16
Series 2007-4 Class A1A, 0.36% 9/25/37 (j)	119	114
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5115% 7/25/34 (j)	395	318
Series 2004-3 Class M4, 1.2315% 4/25/34 (j)	107	45
Series 2004-4 Class M2, 1.0565% 6/25/34 (j)	396	227
Series 2005-3 Class MV1, 0.6815% 8/25/35 (j)	573	548
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (j)	67	66
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7353% 5/28/35 (j)	634	508
Class AB3, 0.6842% 5/28/35 (j)	273	201
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (j)	196	112
Series 2006-2 Class M1, 0.5715% 7/25/36 (j)	6,145	192
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (j)	3,407	1,261
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (f)	6,685	6,692
Series 2010-B Class A3, 0.8% 7/15/13 (f)	11,120	11,112
Ford Credit Auto Owner Trust:
Series 2006-B:
Class B, 5.43% 2/15/12	1,259	1,261
Class C, 5.68% 6/15/12	9,900	9,923
Series 2006-C:
Class B, 5.3% 6/15/12	1,306	1,326
Class C, 5.47% 9/15/12	6,400	6,516
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,676
Class C, 5.8% 2/15/13	4,100	4,275
Series 2009-B Class A3, 2.79% 8/15/13	5,426	5,496
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,589
Series 2009-D Class A3, 2.17% 10/15/13	3,318	3,355
Series 2009-E Class A3, 1.51% 1/15/14	10,584	10,669
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,169
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5158% 6/15/13 (j)	12,180	12,157
Class B, 0.8158% 6/15/13 (j)	520	519
Series 2010-1 Class A, 1.9158% 12/15/14 (f)(j)	5,880	5,996
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,367
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 14	$ 14
Series 2007-1:
Class A4, 5.03% 2/16/15	4,140	4,145
Class C, 5.43% 2/16/15	9,937	9,904
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6865% 11/25/34 (j)	410	97
Class M5, 1.7615% 11/25/34 (j)	262	40
Series 2005-A:
Class M3, 0.7515% 1/25/35 (j)	639	316
Class M4, 0.9415% 1/25/35 (j)	245	78
Series 2006-A Class M1, 0.5615% 5/25/36 (j)	9,027	494
Series 2006-D Class M1, 0.4915% 11/25/36 (j)	71	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (f)(j)	1,714	1,011
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	2,592	2,063
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (f)(j)	166	156
Series 2006-2A:
Class A, 0.4458% 11/15/34 (f)(j)	247	205
Class B, 0.5458% 11/15/34 (f)(j)	89	58
Class C, 0.6458% 11/15/34 (f)(j)	149	74
Class D, 1.0158% 11/15/34 (f)(j)	56	14
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,152
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (j)	177	147
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.602% 4/20/32 (j)	93	93
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	9	10
Class C, 5.74% 12/15/14	8	8
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (j)	1,604	1,122
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (j)	658	37
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (f)(j)	505	257
Series 2006-3:
Class B, 0.6615% 9/25/46 (f)(j)	3,791	1,895
Class C, 0.8115% 9/25/46 (f)(j)	9,428	2,263
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (j)	104	76
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.5515% 8/25/33 (j)	$ 526	$ 437
Series 2003-5 Class A2, 0.9615% 12/25/33 (j)	205	144
Series 2004-1 Class M2, 1.9615% 6/25/34 (j)	440	271
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (j)	62	61
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (j)	780	760
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (j)	38	38
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	4,901	4,979
Series 2009-3 Class A3, 2.31% 5/15/13	3,495	3,531
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,917
Series 2010-2 Class A3, 1.34% 3/18/14	8,620	8,685
Series 2010-3 Class A3, 0.7% 5/21/13	16,600	16,564
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,539
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (j)	493	411
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (j)	902	379
Hyundai Auto Receivables Trust:
Series 2009-A:
Class A3, 2.03% 8/15/13	3,510	3,544
Class A4, 3.15% 3/15/16	1,490	1,549
Series 2011-A Class A3, 1.16% 4/15/15	5,730	5,730
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,264	9,315
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (f)	789	789
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (j)	49	2
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (j)	903	776
Class MV1, 0.4915% 11/25/36 (j)	734	486
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (j)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (j)	504	433
Series 2006-A Class 2C, 1.4528% 3/27/42 (j)	516	95
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	209	212
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3415% 6/25/34 (j)	64	40
Series 2006-6 Class 2A3, 0.4115% 7/25/36 (j)	10,340	4,229
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	1,079	1,110
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust: - continued
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	$ 423	$ 404
Class C, 6.125% 4/20/28 (f)	423	370
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (j)	326	18
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (j)	528	27
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (f)	17,060	17,057
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,057
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (j)	44	29
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	26	26
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (j)	126	99
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (j)	1,212	1,108
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (j)	3	3
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (j)	1,450	1,190
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (j)	367	305
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (j)	269	190
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (j)	280	42
Series 2006-NC4 Class A2D, 0.5015% 6/25/36 (j)	7,135	2,871
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (j)	63	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	4,449	612
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	8,116	63
Series 2006-2 Class AIO, 6% 8/25/11 (l)	3,755	77
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	26,229	1,180
Series 2006-4:
Class A1, 0.2915% 3/25/25 (j)	86	85
Class AIO, 6.35% 2/27/12 (l)	4,953	264
Class D, 1.3615% 5/25/32 (j)	398	9
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	380	29
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	323	27
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7315% 2/25/36 (j)	327	30
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	3,474	3,485
Series 2009-B Class A3, 2.07% 1/15/15	7,364	7,400
Series 2010-A Class A2, 1.1% 3/15/13	4,725	4,730
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust: - continued
Series 2010-B Class A3, 1.12% 12/15/13	$ 7,510	$ 7,518
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0384% 10/30/45 (j)	4,554	4,563
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49(c)(f)(j)	381	0
Series 2006-1A Class A, 1.662% 3/20/49 (c)(f)(j)	792	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (j)	4	4
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (j)	8	8
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (j)	3,309	2,103
Class M4, 1.7115% 9/25/34 (j)	460	215
Series 2004-WWF1 Class M4, 1.3615% 12/25/34 (j)	7,490	2,323
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (j)	944	876
Class M3, 0.8215% 1/25/36 (j)	322	228
Class M4, 1.0915% 1/25/36 (j)	994	410
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (j)	1,178	29
Class M9, 2.1415% 5/25/35 (j)	17	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (f)(j)	2,746	2,746
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	836	778
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (j)	3	3
Santander Drive Auto Receivables Trust:
Series 2007-2 Class A3, 1.0658% 8/15/14 (National Public Finance Guarantee Corp. Insured) (j)	13,460	13,463
Series 2010-2 Class A2, 0.95% 8/15/13	18,100	18,122
Series 2010-3 Class A2, 0.93% 6/17/13	6,170	6,171
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (j)	1,027	851
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (j)	18	1
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (j)	11	5
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (j)	4	4
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (f)(j)	441	415
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.5016% 6/15/21 (j)	$ 8,200	$ 7,548
Series 2004-A:
Class B, 0.8816% 6/15/33 (j)	2,087	1,131
Class C, 1.2516% 6/15/33 (j)	5,771	512
Series 2004-B Class C, 1.1716% 9/15/33 (j)	8,600	4,120
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (j)	48	20
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	201	207
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (j)	386	301
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,731
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (f)(j)	265	8
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	8,404	8,460
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	7,700	7,759
Series 2010-A Class A3, 0.85% 11/20/13	16,770	16,753
Wachovia Auto Loan Owner Trust Series 2007-1:
Class C, 5.45% 10/22/12	2,025	2,053
Class D, 5.65% 2/20/13	14,940	15,040
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.412% 3/20/14 (j)	7,440	7,501
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (f)(j)	7,433	7,408
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (f)(j)	5,586	2,514
TOTAL ASSET-BACKED SECURITIES (Cost $841,323)		788,626
Collateralized Mortgage Obligations - 4.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4035% 2/17/52 (f)(j)	$ 8,550	$ 8,524
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (f)(j)	961	954
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	4,796	4,887
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.081% 5/20/36 (j)	3,559	3,616
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4758% 3/15/22 (f)(j)	1,746	1,710
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (j)	304	286
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (j)	219	199
Series 2004-A Class 2A2, 2.9991% 2/25/34 (j)	65	58
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	59	54
Class 2A2, 3.0527% 3/25/34 (j)	196	189
Series 2004-D Class 2A2, 2.9567% 5/25/34 (j)	443	407
Series 2004-G Class 2A7, 3.0214% 8/25/34 (j)	409	368
Series 2004-H Class 2A1, 3.1667% 9/25/34 (j)	366	332
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (f)(j)(l)	882	10
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (j)	29	27
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)	5,881	5,822
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4631% 10/18/54 (f)(j)	2,075	2,063
Class C2, 0.7731% 10/18/54 (f)(j)	696	690
Class M2, 0.5531% 10/18/54 (f)(j)	1,193	1,171
Series 2007-1A Class A2, 0.3831% 10/18/54 (f)(j)	1,817	1,812
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7825% 11/20/56 (f)(j)	1,751	1,709
Series 2007-1A Class 3A1, 0.3925% 11/20/56 (f)(j)	7,150	7,052
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (j)	49	32
Series 2006-1A Class C2, 1.463% 12/20/54 (f)(j)	4,170	2,683
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2:
Class C1, 0.733% 12/20/54 (j)	$ 15,090	$ 9,710
Class M2, 0.493% 12/20/54 (j)	3,000	2,265
Series 2006-3 Class C2, 0.763% 12/20/54 (j)	6,611	4,254
Series 2006-4:
Class B1, 0.353% 12/20/54 (j)	13,366	11,027
Class C1, 0.643% 12/20/54 (j)	8,172	5,259
Class M1, 0.433% 12/20/54 (j)	3,521	2,658
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (j)	1,340	862
Class 1M1, 0.563% 12/20/54 (j)	881	665
Class 2C1, 1.223% 12/20/54 (j)	610	393
Class 2M1, 0.763% 12/20/54 (j)	1,132	855
Series 2007-2 Class 2C1, 0.694% 12/17/54 (j)	1,568	1,009
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (j)	2,644	1,983
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (j)	247	165
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3831% 7/15/40 (j)	17,544	17,519
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (j)	681	470
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (j)	96	0*
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (j)	1,079	776
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (f)(j)	151	142
Class C, 0.456% 6/15/22 (f)(j)	926	821
Class D, 0.466% 6/15/22 (f)(j)	356	304
Class E, 0.476% 6/15/22 (f)(j)	570	480
Class F, 0.506% 6/15/22 (f)(j)	984	814
Class G, 0.576% 6/15/22 (f)(j)	214	174
Class H, 0.596% 6/15/22 (f)(j)	428	341
Class J, 0.636% 6/15/22 (f)(j)	499	376
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (j)	1,778	116
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3831% 10/15/33 (j)	5,260	5,209
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (f)(j)	$ 769	$ 625
Class B6, 3.114% 7/10/35 (f)(j)	91	70
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	209	219
Series 2004-SL3 Class A1, 7% 8/25/16	14	14
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (f)(j)	207	169
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (j)	27	20
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (j)	2,204	1,569
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (j)	8,980	8,950
Series 2006-5 Class A1, 0.3815% 10/25/46 (j)	4,125	4,081
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (f)(j)	5,697	4,729
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (j)	672	628
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (j)	787	719
TOTAL PRIVATE SPONSOR		135,095
U.S. Government Agency - 2.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,102	1,127
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,120
Series 2006-64 Class PA, 5.5% 2/25/30	4,797	4,867
Series 2010-123 Class DL, 3.5% 11/25/25	7,236	7,507
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7615% 9/25/23 (j)	2,698	2,696
Series 2010-86 Class FE, 0.7115% 8/25/25 (j)	11,742	11,742
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	4,122	4,422
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,126	2,327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 1,261	$ 1,351
Series 2003-129 Class GF, 0.6615% 4/25/30 (j)	1,205	1,208
Series 2003-76 Class BA, 4.5% 3/25/18	5,229	5,489
Series 2010-143 Class B, 3.5% 12/25/25	11,270	11,680
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	965	1,058
Series 2508 Class UL, 5% 12/15/16	399	404
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4958% 2/15/19 (j)	21,753	21,775
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	2,609	2,808
Series 2394 Class KD, 6% 12/15/16	1,483	1,605
Series 2417 Class EH, 6% 2/15/17	782	842
Series 2535 Class PC, 6% 9/15/32	2,481	2,634
Series 2755 Class LC, 4% 6/15/27	406	405
Series 2770 Class UD, 4.5% 5/15/17	8,730	8,987
Series 2866 Class XE, 4% 12/15/18	9,360	9,762
Series 2901 Class UM, 4.5% 1/15/30	7,422	7,552
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	1,149	1,187
Series 2635 Class DG, 4.5% 1/15/18	5,587	5,840
Series 2915 Class DC, 4.5% 3/15/19	5,501	5,704
Series 2970 Class YA, 5% 9/15/18	1,302	1,330
Series 3427 Class FX, 0.4158% 8/15/18 (j)	6,564	6,558
Series 3555:
Class CM, 4% 12/15/14	26,113	26,993
Class KH, 4% 12/15/14	27,822	28,946
Series 3560 Class LA, 2% 8/15/14	6,670	6,749
Series 3573 Class LC, 1.85% 8/15/14	10,614	10,725
TOTAL U.S. GOVERNMENT AGENCY		214,400
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $347,050)		349,495
Commercial Mortgage Securities - 3.9%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4561% 2/14/43 (j)(l)	$ 15,829	$ 375
Banc of America Commercial Mortgage Trust sequential payer:
Series 2007-2 Class A1, 5.421% 4/10/49	31	32
Series 2007-3 Class A1, 5.6579% 6/10/49 (j)	5,249	5,356
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	41	41
Series 2007-1 Class A2, 5.381% 1/15/49	2,296	2,337
Series 2004-6 Class XP, 0.5011% 12/10/42 (j)(l)	31,380	101
Series 2005-4 Class XP, 0.1875% 7/10/45 (j)(l)	42,989	151
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7358% 3/15/22 (f)(j)	415	369
Class G, 0.7958% 3/15/22 (f)(j)	269	234
Series 2006-BIX1:
Class F, 0.5758% 10/15/19 (f)(j)	1,104	972
Class G, 0.5958% 10/15/19 (f)(j)	767	644
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (f)(j)	52	38
Series 2004-1:
Class A, 0.6215% 4/25/34 (f)(j)	2,366	2,094
Class B, 2.1615% 4/25/34 (f)(j)	252	141
Class M1, 0.8215% 4/25/34 (f)(j)	214	164
Class M2, 1.4615% 4/25/34 (f)(j)	187	131
Series 2004-2:
Class A, 0.6915% 8/25/34 (f)(j)	1,816	1,580
Class M1, 0.8415% 8/25/34 (f)(j)	606	448
Series 2004-3:
Class A1, 0.6315% 1/25/35 (f)(j)	3,311	2,848
Class A2, 0.6815% 1/25/35 (f)(j)	470	352
Class M1, 0.7615% 1/25/35 (f)(j)	233	168
Class M2, 1.2615% 1/25/35 (f)(j)	132	89
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (f)(j)	885	721
Class M1, 0.6915% 8/25/35 (f)(j)	61	41
Class M2, 0.7415% 8/25/35 (f)(j)	101	63
Class M3, 0.7615% 8/25/35 (f)(j)	56	34
Class M4, 0.8715% 8/25/35 (f)(j)	51	29
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (f)(j)	463	378
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A2, 0.6615% 11/25/35 (f)(j)	$ 322	$ 255
Class M1, 0.7015% 11/25/35 (f)(j)	55	36
Class M2, 0.7515% 11/25/35 (f)(j)	70	43
Class M3, 0.7715% 11/25/35 (f)(j)	62	36
Class M4, 0.8615% 11/25/35 (f)(j)	78	41
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (f)(j)	4,383	3,419
Class B1, 1.6615% 1/25/36 (f)(j)	343	131
Class M1, 0.7115% 1/25/36 (f)(j)	1,399	931
Class M2, 0.7315% 1/25/36 (f)(j)	455	284
Class M3, 0.7615% 1/25/36 (f)(j)	603	344
Class M4, 0.8715% 1/25/36 (f)(j)	335	174
Class M5, 0.9115% 1/25/36 (f)(j)	335	159
Class M6, 0.9615% 1/25/36 (f)(j)	340	139
Series 2006-1:
Class A2, 0.6215% 4/25/36 (f)(j)	1,463	1,171
Class M1, 0.6415% 4/25/36 (f)(j)	455	296
Class M2, 0.6615% 4/25/36 (f)(j)	481	294
Class M3, 0.6815% 4/25/36 (f)(j)	413	235
Class M4, 0.7815% 4/25/36 (f)(j)	235	123
Class M5, 0.8215% 4/25/36 (f)(j)	226	106
Class M6, 0.9015% 4/25/36 (f)(j)	493	222
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (f)(j)	1,625	1,300
Class A2, 0.5415% 7/25/36 (f)(j)	1,204	915
Class B1, 1.1315% 7/25/36 (f)(j)	436	157
Class B3, 2.9615% 7/25/36 (f)(j)	718	187
Class M1, 0.5715% 7/25/36 (f)(j)	1,263	720
Class M2, 0.5915% 7/25/36 (f)(j)	889	471
Class M3, 0.6115% 7/25/36 (f)(j)	704	341
Class M4, 0.6815% 7/25/36 (f)(j)	472	203
Class M5, 0.7315% 7/25/36 (f)(j)	581	238
Class M6, 0.8015% 7/25/36 (f)(j)	914	329
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (f)(j)	99	18
Class B2, 1.6115% 10/25/36 (f)(j)	71	11
Class B3, 2.8615% 10/25/36 (f)(j)	116	14
Class M4, 0.6915% 10/25/36 (f)(j)	109	40
Class M5, 0.7415% 10/25/36 (f)(j)	131	43
Class M6, 0.8215% 10/25/36 (f)(j)	256	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (f)(j)	$ 503	$ 405
Class A2, 0.5315% 12/25/36 (f)(j)	2,282	1,711
Class B1, 0.9615% 12/25/36 (f)(j)	79	14
Class B2, 1.5115% 12/25/36 (f)(j)	81	13
Class B3, 2.7115% 12/25/36 (f)(j)	137	16
Class M1, 0.5515% 12/25/36 (f)(j)	164	95
Class M2, 0.5715% 12/25/36 (f)(j)	109	59
Class M3, 0.6015% 12/25/36 (f)(j)	111	55
Class M4, 0.6615% 12/25/36 (f)(j)	133	59
Class M5, 0.7015% 12/25/36 (f)(j)	122	51
Class M6, 0.7815% 12/25/36 (f)(j)	109	40
Series 2007-1:
Class A2, 0.5315% 3/25/37 (f)(j)	2,355	1,672
Class B1, 0.9315% 3/25/37 (f)(j)	756	151
Class B2, 1.4115% 3/25/37 (f)(j)	545	87
Class B3, 3.6115% 3/25/37 (f)(j)	1,547	170
Class M1, 0.5315% 3/25/37 (f)(j)	640	307
Class M2, 0.5515% 3/25/37 (f)(j)	481	207
Class M3, 0.5815% 3/25/37 (f)(j)	427	162
Class M4, 0.6315% 3/25/37 (f)(j)	328	115
Class M5, 0.6815% 3/25/37 (f)(j)	535	166
Class M6, 0.7615% 3/25/37 (f)(j)	748	187
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (f)(j)	402	297
Class A2, 0.5815% 7/25/37 (f)(j)	377	185
Class B1, 1.8615% 7/25/37 (f)(j)	117	15
Class B2, 2.5115% 7/25/37 (f)(j)	102	12
Class B3, 3.6115% 7/25/37 (f)(j)	114	10
Class M1, 0.6315% 7/25/37 (f)(j)	134	43
Class M2, 0.6715% 7/25/37 (f)(j)	75	22
Class M3, 0.7515% 7/25/37 (f)(j)	75	19
Class M4, 0.9115% 7/25/37 (f)(j)	146	26
Class M5, 1.0115% 7/25/37 (f)(j)	129	19
Class M6, 1.2615% 7/25/37 (f)(j)	164	23
Series 2007-3:
Class A2, 0.5515% 7/25/37 (f)(j)	588	394
Class B1, 1.2115% 7/25/37 (f)(j)	513	67
Class B2, 1.8615% 7/25/37 (f)(j)	1,322	132
Class B3, 4.2615% 7/25/37 (f)(j)	682	55
Class M1, 0.5715% 7/25/37 (f)(j)	443	199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.6015% 7/25/37 (f)(j)	$ 475	$ 166
Class M3, 0.6315% 7/25/37 (f)(j)	771	231
Class M4, 0.7615% 7/25/37 (f)(j)	1,209	339
Class M5, 0.8615% 7/25/37 (f)(j)	613	135
Class M6, 1.0615% 7/25/37 (f)(j)	467	93
Series 2007-4A:
Class A2, 0.8115% 9/25/37 (f)(j)	4,626	1,388
Class B1, 2.8115% 9/25/37 (f)(j)	782	25
Class B2, 3.7115% 9/25/37 (f)(j)	2,912	73
Class M1, 1.2115% 9/25/37 (f)(j)	729	109
Class M2, 1.3115% 9/25/37 (f)(j)	729	88
Class M4, 1.8615% 9/25/37 (f)(j)	1,916	172
Class M5, 2.0115% 9/25/37 (f)(j)	1,916	134
Class M6, 2.2115% 9/25/37 (f)(j)	1,917	115
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(l)	17,376	608
Series 2006-2A Class IO, 2.4155% 7/25/36 (d)(f)(l)	46,993	2,556
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4539% 3/11/39 (j)	7,695	8,172
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (f)(j)	542	453
Class H, 0.9158% 3/15/19 (f)(j)	365	271
Class J, 1.1158% 3/15/19 (f)(j)	274	194
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (f)(j)	303	248
Class E, 0.5658% 3/15/22 (f)(j)	1,576	1,214
Class F, 0.6158% 3/15/22 (f)(j)	967	696
Class G, 0.6658% 3/15/22 (f)(j)	248	171
Class H, 0.8158% 3/15/22 (f)(j)	303	191
Class J, 0.9658% 3/15/22 (f)(j)	303	151
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,372	6,396
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	35	35
Series 2007-PW17:
Class A1, 5.282% 6/11/50	4,268	4,336
Class A2, 5.574% 6/11/50	3,020	3,113
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (f)(j)(l)	55,343	174
Series 2004-PWR6 Class X2, 0.6144% 11/11/41 (f)(j)(l)	17,880	214
Series 2005-PWR9 Class X2, 0.3626% 9/11/42 (f)(j)(l)	112,943	1,079
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A1, 5.294% 9/11/41	$ 3,668	$ 3,706
Series 2007-T28 Class A1, 5.422% 9/11/42	1,849	1,883
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (f)(j)	5,321	3,963
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1173% 5/15/35 (f)(j)(l)	92,734	2,043
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.594% 8/15/21 (f)(j)	323	302
Class H, 0.634% 8/15/21 (f)(j)	258	233
Series 2004-C2 Class XP, 0.9134% 10/15/41 (f)(j)(l)	23,133	168
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	143	144
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	3,756	3,794
Series 2006-CD3 Class X3, 0.4254% 10/15/48 (j)(l)	250,621	3,056
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	11,447	11,786
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5758% 4/15/17 (f)(j)	640	582
Class E, 0.6358% 4/15/17 (f)(j)	204	181
Class F, 0.6758% 4/15/17 (f)(j)	116	99
Class G, 0.8158% 4/15/17 (f)(j)	116	95
Class H, 0.8858% 4/15/17 (f)(j)	116	89
Class J, 1.1158% 4/15/17 (f)(j)	89	62
Series 2005-FL11:
Class F, 0.7158% 11/15/17 (f)(j)	125	114
Class G, 0.7658% 11/15/17 (f)(j)	87	78
Series 2006-CN2A Class A2FL, 0.483% 2/5/19 (f)(j)	3,060	3,005
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	7,645	7,645
Class AJFX, 5.478% 2/5/19 (f)	4,380	4,373
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (f)(j)(l)	8,328	1
Series 2005-LP5 Class XP, 0.2903% 5/10/43 (j)(l)	27,507	98
Series 2006-C8 Class XP, 0.4911% 12/10/46 (j)(l)	4,769	58
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	103	103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6744% 12/15/39 (j)(l)	$ 195,837	$ 3,539
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	2,555	2,590
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (j)(l)	94,324	370
Series 2001-SPGA Class A2, 6.515% 8/13/18 (f)	13,475	13,711
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (f)(j)(l)	44,162	7
Series 2005-C1 Class ASP, 0.3207% 2/15/38 (f)(j)(l)	227,021	723
Series 2005-C2 Class ASP, 0.5227% 4/15/37 (f)(j)(l)	40,906	253
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4358% 2/15/22 (f)(j)	1,256	1,105
0.5358% 2/15/22 (f)(j)	448	377
Class F, 0.5858% 2/15/22 (f)(j)	897	735
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,916
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 0.9778% 5/15/33 (f)(j)(l)	25,542	274
Series 2007-C1 Class XP, 0.2003% 12/10/49 (j)(l)	3,630	19
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	5,007	5,214
Series 2004-C3 Class X2, 0.6179% 12/10/41 (j)(l)	23,797	104
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (j)	17,856	17,960
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (f)(j)(l)	98,509	650
Series 2006-GG7 Class A2, 5.8829% 7/10/38 (j)	7,352	7,403
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.703% 6/6/20 (f)(j)	562	495
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(j)	4,021	3,923
Class D, 2.3636% 3/6/20 (f)(j)	1,390	1,353
Class E, 2.6688% 3/6/20 (f)(j)	1,905	1,851
Class F, 2.8433% 3/6/20 (f)(j)	967	937
Class G, 3.0177% 3/6/20 (f)(j)	479	460
Class H, 3.5846% 3/6/20 (f)(j)	799	765
Class J, 4.4568% 3/6/20 (f)(j)	1,146	1,076
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,918
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 7,331	$ 7,343
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	18,191	18,433
Series 2007-GG10 Class A1, 5.69% 8/10/45	10	11
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8 Class X2, 1.1472% 1/12/39 (f)(j)(l)	13,179	3
Series 2006-LDP7 Class A2, 5.8605% 4/15/45 (j)	3,064	3,084
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3958% 11/15/18 (f)(j)	5,000	4,750
Class D, 0.4958% 11/15/18 (f)(j)	130	122
Class E, 0.5458% 11/15/18 (f)(j)	185	162
Class F, 0.5958% 11/15/18 (f)(j)	277	238
Class G, 0.6258% 11/15/18 (f)(j)	241	202
Class H, 0.7658% 11/15/18 (f)(j)	185	149
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	7,862	8,013
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (j)	1,157	1,164
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	3,310	3,385
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	8,681	8,690
Series 2006-C6:
Class A1, 5.23% 9/15/39	1,943	1,944
Class A2, 5.262% 9/15/39 (j)	2,213	2,235
Series 2006-C7 Class A1, 5.279% 11/15/38	430	434
Series 2007-C1 Class A1, 5.391% 2/15/40 (j)	1,033	1,048
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,488
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (f)(j)(l)	31,396	12
Series 2004-C6 Class XCP, 0.5645% 8/15/36 (f)(j)(l)	25,928	87
Series 2006-C1 Class XCP, 0.3479% 2/15/41 (j)(l)	166,324	1,190
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	104,297	1,724
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (j)(l)	38,776	486
Series 2007-C2 Class XCP, 0.5199% 2/15/40 (j)(l)	229,018	2,938
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6058% 9/15/21 (f)(j)	770	654
Class G, 0.6258% 9/15/21 (f)(j)	1,521	1,232
Class H, 0.6658% 9/15/21 (f)(j)	392	306
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	$ 17	$ 17
Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,562	1,563
Merrill Lynch Mortgage Trust: - continued
Series 2005-MCP1 Class XP, 0.6475% 6/12/43 (j)(l)	33,837	486
Series 2005-MKB2 Class XP, 0.2211% 9/12/42 (j)(l)	16,003	83
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	744	752
Series 2007-8 Class A1, 4.622% 8/12/49	1,854	1,875
Series 2007-9 Class A2, 5.59% 9/12/49	4,533	4,715
Series 2006-4 Class XP, 0.6112% 12/12/49 (j)(l)	89,130	1,715
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (f)(j)	241	125
Series 2007-XCLA Class A1, 0.466% 7/17/17 (f)(j)	1,312	1,180
Series 2007-XLFA:
Class D, 0.456% 10/15/20 (f)(j)	449	337
Class E, 0.516% 10/15/20 (f)(j)	562	365
Class F, 0.566% 10/15/20 (f)(j)	337	169
Class G, 0.606% 10/15/20 (f)(j)	417	167
Class H, 0.696% 10/15/20 (f)(j)	262	26
Class J, 0.846% 10/15/20 (f)(j)	300	15
Class MHRO, 0.956% 10/15/20 (f)(j)	156	50
Class MJPM, 1.266% 10/15/20 (f)(j)	9	7
Class MSTR, 0.966% 10/15/20 (f)(j)	94	30
Class NHRO, 1.156% 10/15/20 (f)(j)	230	51
Class NSTR, 1.116% 10/15/20 (f)(j)	87	19
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (f)(j)(l)	21,721	102
Series 2006-T23 Class A1, 5.682% 8/12/41	303	304
Series 2007-HQ11 Class A1, 5.246% 2/12/44	970	978
Series 2007-IQ13 Class A1, 5.05% 3/15/44	30	30
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	62	63
Class A2, 5.61% 4/15/49	12,445	12,826
Series 2007-T25 Class A1, 5.391% 11/12/49	55	56
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (f)(j)(l)	45,013	224
Series 2005-HQ5 Class X2, 0.1687% 1/14/42 (j)(l)	40,965	170
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (f)(j)(l)	39,175	377
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2005-TOP17 Class X2, 0.5846% 12/13/41 (j)(l)	$ 28,701	$ 315
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (f)(j)(l)	2,281	21
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3359% 3/12/35 (f)(j)(l)	44,124	10
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (f)	3,490	3,579
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (f)(j)	859	825
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (f)(j)	938	730
Class F, 0.604% 8/11/18 (f)(j)	1,264	848
Class G, 0.624% 8/11/18 (f)(j)	1,198	735
Class J, 0.864% 8/11/18 (f)(j)	266	124
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (f)(j)	68	47
Class AP2, 1.0658% 6/15/20 (f)(j)	112	73
Class F, 0.7458% 6/15/20 (f)(j)	2,172	1,412
Class LXR2, 1.0658% 6/15/20 (f)(j)	1,481	1,170
sequential payer:
Series 2006-C29 Class A1, 5.11% 11/15/48	98	99
Series 2007-C30 Class A1, 5.031% 12/15/43	104	104
Series 2007-C31 Class A1, 5.14% 4/15/47	75	75
Series 2006-C23 Class X, 0.085% 1/15/45 (f)(j)(l)	912,585	2,628
Series 2007-C30 Class XP, 0.4403% 12/15/43 (f)(j)(l)	242,617	2,943
Series 2007-C31A Class A2, 5.421% 4/15/47	9,795	10,131
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (f)	4,914	4,954
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $356,380)		331,637
Municipal Securities - 0.6%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	9,910
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) 2.5%, tender 6/1/11 (j)(k)	7,050	7,050
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 6/1/11 (j)(k)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (j)	$ 3,000	$ 3,010
Series 2007 B, 1.9%, tender 6/1/12 (j)	3,000	3,004
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (j)(k)	15,900	15,869
TOTAL MUNICIPAL SECURITIES (Cost $49,059)		49,043
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $28,165)	28,250	28,139
Bank Notes - 0.0%

National City Bank, Cleveland 0.3959% 3/1/13 (j) (Cost $5,399)	5,470	5,438
Certificates of Deposit - 0.2%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11 (Cost $21,000)	21,000	21,001
Cash Equivalents - 6.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (b)	$ 202,251	$ 202,250
0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	319,498	319,496
TOTAL CASH EQUIVALENTS (Cost $521,746)		521,746
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $8,880,367)		8,880,721
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(304,316)
NET ASSETS - 100%		$ 8,576,405
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)

	August 2034	$ 282	$ (157)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (i)	Oct. 2034	340	(141)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (i)	April 2032	129	(76)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)	Oct. 2034	372	(140)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	276	(208)
		$ 1,403	$ (726)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $676,404,000 or 7.9% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $198,797,000 or 2.3% of net assets.

(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,450,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/ performance risk.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,948,000 or 0.1% of net assets.

* Amount represents less than $1,000.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 5,887
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$202,250,000 due 3/01/11 at 0.20%
Barclays Capital, Inc.	$ 202,250

$319,496,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 26,702
Bank of America NA	23,735
Barclays Capital, Inc.	13,217
Credit Agricole Securities (USA), Inc.	11,868
Deutsche Bank Securities, Inc.	13,617
Goldman, Sachs & Co.	2,967
HSBC Securities (USA), Inc.	35,603
ING Financial Markets LLC	21,955
J.P. Morgan Securities, Inc.	35,603
Merrill Lynch Government Securities, Inc.	10,681
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,385
Mizuho Securities USA, Inc.	65,271
RBC Capital Markets Corp.	2,967
Societe Generale, New York Branch	23,735
Wells Fargo Securities LLC	15,190
$ 319,496
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,075,668	$ -	$ 2,069,720	$ 5,948
U.S. Government and Government Agency Obligations	4,414,511	-	4,414,511	-
U.S. Government Agency - Mortgage Securities	295,417	-	295,417	-
Asset-Backed Securities	788,626	-	765,706	22,920
Collateralized Mortgage Obligations	349,495	-	349,379	116
Commercial Mortgage Securities	331,637	-	284,349	47,288
Municipal Securities	49,043	-	49,043	-
Foreign Government and Government Agency Obligations	28,139	-	28,139	-
Bank Notes	5,438	-	5,438	-
Certificates of Deposit	21,001	-	21,001	-
Cash Equivalents	521,746	-	521,746	-
Total Investments in Securities:	$ 8,880,721	$ -	$ 8,804,449	$ 76,272
Derivative Instruments:
Liabilities
Swap Agreements	$ (726)	$ -	$ (373)	$ (353)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 87,853
Total Realized Gain (Loss)	638
Total Unrealized Gain (Loss)	10,947
Cost of Purchases	4,375
Proceeds of Sales	(11,590)
Amortization/Accretion	(508)
Transfers in to Level 3	7,697
Transfers out of Level 3	(23,140)
Ending Balance	$ 76,272
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 10,813
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (892)
Total Unrealized Gain (Loss)	72
Transfers in to Level 3	-
Transfers out of Level 3	467
Ending Balance	$ (353)
Realized gain (loss) on Swap Agreements for the period	$ 19
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 72

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (726)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $380,964,000 of which $22,435,000, $14,472,000, $2,521,000, $20,065,000, $179,350,000 and $142,121,000 will expire in fiscal 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $199,352 and repurchase agreements of $521,746) - See accompanying schedule: Unaffiliated issuers (cost $8,880,367)		$ 8,880,721
Cash		2,355
Receivable for investments sold		88,825
Receivable for swap agreements		3
Receivable for fund shares sold		6,657
Interest receivable		38,025
Other receivables		76
Total assets		9,016,662

Liabilities
Payable for investments purchased	$ 214,681
Payable for fund shares redeemed	18,804
Distributions payable	555
Unrealized depreciation on swap agreements	726
Accrued management fee	2,247
Other affiliated payables	918
Other payables and accrued expenses	76
Collateral on securities loaned, at value	202,250
Total liabilities		440,257

Net Assets		$ 8,576,405
Net Assets consist of:
Paid in capital		$ 8,954,105
Undistributed net investment income		3,496
Accumulated undistributed net realized gain (loss) on investments		(380,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(372)

Net Assets		$ 8,576,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,991,023 ÷ 943,690 shares)	$ 8.47

Class F: Net Asset Value, offering price and redemption price per share ($585,382 ÷ 69,156 shares)	$ 8.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 82,718

Expenses
Management fee	$ 13,235
Transfer agent fees	3,966
Fund wide operations fee	1,428
Independent trustees' compensation	16
Miscellaneous	16
Total expenses before reductions	18,661
Expense reductions	(1)	18,660
Net investment income (loss)		64,058
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,281
Swap agreements	19
Total net realized gain (loss)		8,300
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,128)
Swap agreements	166
Total change in net unrealized appreciation (depreciation)		(16,962)
Net gain (loss)		(8,662)
Net increase (decrease) in net assets resulting from operations		$ 55,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,058	$ 163,064
Net realized gain (loss)	8,300	87,508
Change in net unrealized appreciation (depreciation)	(16,962)	136,206
Net increase (decrease) in net assets resulting from operations	55,396	386,778
Distributions to shareholders from net investment income	(68,599)	(164,826)
Share transactions - net increase (decrease)	471,863	1,562,230
Total increase (decrease) in net assets	458,660	1,784,182

Net Assets
Beginning of period	8,117,745	6,333,563
End of period (including undistributed net investment income of $3,496 and undistributed net investment income of $8,037, respectively)	$ 8,576,405	$ 8,117,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Income from Investment Operations
Net investment income (loss) D	.065	.186	.260	.376	.421	.133	.344
Net realized and unrealized gain (loss)	(.006)	.264	(.097)	(.355)	(.208)	.037	(.107)
Total from investment operations	.059	.450	.163	.021	.213	.170	.237
Distributions from net investment income	(.069)	(.190)	(.253)	(.371)	(.413)	(.130)	(.337)
Net asset value, end of period	$ 8.47	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82
Total Return B,C	.70%	5.53%	2.07%	.23%	2.41%	1.95%	2.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.44% A	.46%
Net investment income (loss)	1.53% A	2.23%	3.22%	4.42%	4.77%	4.48% A	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 7,991	$ 7,774	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865
Portfolio turnover rate F	198% A	233% J	264% J	71%	82% J	55% A	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.069	.193	.042
Net realized and unrealized gain (loss)	(.016)	.265	.121
Total from investment operations	.053	.458	.163
Distributions from net investment income	(.073)	(.198)	(.043)
Net asset value, end of period	$ 8.46	$ 8.48	$ 8.22
Total Return B,C	.63%	5.63%	2.01%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	1.64% A	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 585,382	$ 344,203	$ 398
Portfolio turnover rate F	198% A	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 124,769
Gross unrealized depreciation	(127,286)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,517)

Tax cost	$ 8,883,238

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 19	$ 166

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,403 representing .02% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,134,599 and $953,733, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $175.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Short-Term Bond	$ 64,663	$ 161,868
Class F	3,936	2,958
Total	$ 68,599	$ 164,826

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Short-Term Bond
Shares sold	194,622	335,554	$ 1,649,463	$ 2,807,160
Reinvestment of distributions	7,170	18,212	60,841	152,546
Shares redeemed	(174,744)	(207,396)	(1,480,416)	(1,737,665)
Net increase (decrease)	27,048	146,370	$ 229,888	$ 1,222,041
Class F
Shares sold	33,152	42,291	$ 280,843	$ 354,784
Reinvestment of distributions	464	351	3,936	2,958
Shares redeemed	(5,063)	(2,088)	(42,804)	(17,553)
Net increase (decrease)	28,553	40,554	$ 241,975	$ 340,189

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the fund.

13. Credit Risk

The fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

Semiannual Report

The Board noted that the total expenses of each class ranked below its competitive median for the period.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

STP-F-SANN-0411
1.891868.101

Fidelity ®
U.S. Bond Index
Fund
(To be renamed Spartan® U.S. Bond Index Fund effective April 28, 2011)

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
U.S. Bond Index	.31%
Actual		$ 1,000.00	$ 990.60	$ 1.53**
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.56**
Class F	.19%
Actual		$ 1,000.00	$ 991.20	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

** If fees and changes to U.S. Bond Index's contractual expenses effective February 1, 2011, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
U.S. Bond Index
Actual	.22%	$ 1.09
HypotheticalA		$ 1.10
Class F
Actual	.05%	$ .25
HypotheticalA		$ .25

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 73.7%	U.S. Government and U.S. Government Agency Obligations † 73.6%
AAA 4.3%	AAA 5.2%
AA 4.8%	AA 3.5%
A 8.2%	A 7.9%
BBB 8.0%	BBB 7.4%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.2	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.7	4.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 19.2%		Corporate Bonds 17.5%
	U.S. Government and U.S. Government Agency Obligations † 73.7%		U.S. Government and U.S. Government Agency Obligations † 73.6%
	Asset-Backed Securities 0.4%		Asset-Backed Securities 0.4%
	CMOs and Other Mortgage Related Securities 3.3%		CMOs and Other Mortgage Related Securities 3.6%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Other Investments 2.4%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	6.3%	** Foreign investments	5.6%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,687
5.875% 3/15/11	2,058	2,062
		7,749
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,587
6.3% 3/1/38	7,045	8,162
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,102
5.3% 9/15/19	2,000	2,127
		14,978
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	8,842
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,840
Comcast Corp.:
4.95% 6/15/16	1,862	1,989
5.5% 3/15/11	378	379
5.7% 5/15/18	2,940	3,214
5.7% 7/1/19	8,500	9,252
6.4% 3/1/40	1,000	1,040
6.55% 7/1/39	3,000	3,180
COX Communications, Inc. 4.625% 6/1/13	4,425	4,725
NBC Universal, Inc. 6.4% 4/30/40 (a)	3,000	3,134
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,807
News America, Inc.:
5.3% 12/15/14	868	961
5.65% 8/15/20	1,000	1,097
6.15% 3/1/37	3,955	4,006
6.9% 3/1/19	2,110	2,481
6.9% 8/15/39	2,000	2,238
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,203
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,554
5.85% 5/1/17	5,801	6,387
6.2% 7/1/13	2,302	2,541
6.75% 7/1/18	1,162	1,334
7.3% 7/1/38	4,000	4,506
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19	$ 2,368	$ 2,987
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,077
5.875% 11/15/16	2,131	2,384
6.5% 11/15/36	5,724	6,025
Viacom, Inc.:
4.375% 9/15/14	2,000	2,139
5.625% 9/15/19	1,000	1,095
6.125% 10/5/17	5,420	6,130
6.75% 10/5/37	1,865	2,065
Walt Disney Co. 5.5% 3/15/19	2,000	2,244
		97,014
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,000	2,962
Specialty Retail - 0.3%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,126
5.875% 12/16/36	4,700	4,765
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,096
5.8% 4/15/40	2,000	2,104
Staples, Inc. 9.75% 1/15/14	10,000	12,080
		28,171
TOTAL CONSUMER DISCRETIONARY		159,716
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,359
Anheuser-Busch InBev Worldwide, Inc.:
4.125% 1/15/15	5,700	6,059
5.375% 1/15/20	1,500	1,625
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,105
5.75% 10/23/17	5,185	5,837
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,670
4.875% 11/1/40	2,300	2,152
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.: - continued
7.9% 11/1/18	$ 6,000	$ 7,606
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,607
3.15% 11/15/20	3,700	3,449
		44,469
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.125% 9/15/39	1,000	1,038
6.302% 6/1/37 (e)	5,809	5,722
Kroger Co. 3.9% 10/1/15	9,000	9,352
Safeway, Inc. 5% 8/15/19	1,000	1,026
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,479
5.625% 4/1/40	2,000	2,084
6.5% 8/15/37	8,275	9,549
		39,250
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,393
General Mills, Inc. 5.65% 2/15/19	13,501	14,994
Kellogg Co. 4.45% 5/30/16	2,000	2,154
Kraft Foods, Inc.:
5.625% 11/1/11	467	482
6% 2/11/13	7,895	8,572
6.125% 2/1/18	5,497	6,177
6.75% 2/19/14	535	607
6.875% 2/1/38	3,250	3,646
		41,025
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	4,893
3.15% 9/1/15	4,500	4,665
		9,558
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,984
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,063
4.875% 5/16/13	8,937	9,621
5.65% 5/16/18	6,789	7,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
6.375% 5/16/38	$ 1,450	$ 1,659
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,264
7.25% 6/15/37	7,220	7,660
		39,882
TOTAL CONSUMER STAPLES		174,184
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	1,908
Halliburton Co.:
6.15% 9/15/19	2,000	2,293
7.45% 9/15/39	1,500	1,901
Noble Holding International Ltd.:
3.05% 3/1/16	1,020	1,014
4.625% 3/1/21	1,340	1,335
Rowan Companies, Inc. 7.875% 8/1/19	500	593
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,834
5.15% 3/15/13	2,255	2,382
7% 3/15/38	5,580	6,084
		19,344
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	1,958
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,495
6.45% 9/15/36	2,675	2,695
Apache Corp. 5.1% 9/1/40	3,000	2,785
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,075
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,759
5.7% 5/15/17	1,148	1,283
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,276
ConocoPhillips:
4.6% 1/15/15	3,000	3,266
5.75% 2/1/19	2,902	3,288
6.5% 2/1/39	7,529	8,740
Devon Energy Corp. 5.625% 1/15/14	2,321	2,581
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 926	$ 1,009
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,119
6.5% 4/15/18	1,000	1,134
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,181
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,215
5.6% 10/15/14	1,937	2,148
5.65% 4/1/13	690	745
6.65% 4/15/18	2,000	2,295
7.55% 4/15/38	2,000	2,370
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,101
EQT Corp. 8.125% 6/1/19	1,000	1,185
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,434
6.55% 9/15/40	3,000	3,100
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,242
Marathon Petroleum Corp.:
3.5% 3/1/16 (a)	1,000	1,005
5.125% 3/1/21 (a)	1,000	1,014
6.5% 3/1/41 (a)	1,000	1,013
Nexen, Inc.:
5.05% 11/20/13	3,809	4,062
5.2% 3/10/15	900	957
5.875% 3/10/35	3,710	3,375
Petro-Canada:
6.05% 5/15/18	3,650	4,141
6.8% 5/15/38	8,445	9,478
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,420
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,056
5.75% 1/15/20	1,000	1,073
6.125% 1/15/17	1,795	2,000
6.65% 1/15/37	2,795	2,960
Shell International Finance BV 1.875% 3/25/13	7,000	7,141
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,117
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,549
5.1% 8/17/40	2,000	1,926
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 11,244	$ 12,793
6.85% 6/1/39	2,000	2,271
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,046
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,000	1,025
Valero Energy Corp. 6.625% 6/15/37	3,620	3,699
XTO Energy, Inc.:
5% 1/31/15	1,733	1,923
5.65% 4/1/16	1,189	1,365
		163,888
TOTAL ENERGY		183,232
FINANCIALS - 7.4%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,263
BlackRock, Inc. 6.25% 9/15/17	8,365	9,559
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,550
3.625% 2/7/16	5,000	4,993
3.7% 8/1/15	7,848	7,960
5.625% 1/15/17	7,000	7,418
6% 6/15/20	1,650	1,768
6.15% 4/1/18	1,951	2,137
6.25% 2/1/41	2,000	2,035
6.75% 10/1/37	24,510	25,122
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,951
Lazard Group LLC:
6.85% 6/15/17	3,804	4,052
7.125% 5/15/15	1,364	1,501
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,639
6.4% 8/28/17	3,140	3,450
6.875% 4/25/18	6,991	7,864
Morgan Stanley:
2.875% 1/24/14	5,000	5,040
4.2% 11/20/14	7,250	7,528
4.75% 4/1/14	4,287	4,482
5.45% 1/9/17	236	249
5.625% 9/23/19	2,000	2,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 5,000	$ 5,136
5.95% 12/28/17	5,745	6,132
6% 5/13/14	3,242	3,547
6% 4/28/15	5,666	6,206
6.625% 4/1/18	5,055	5,588
7.3% 5/13/19	3,000	3,417
Northern Trust Corp. 5.5% 8/15/13	2,607	2,872
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,480
4.875% 3/16/15	5,000	5,184
6.125% 1/11/21	3,700	3,759
State Street Corp. 4.3% 5/30/14	1,940	2,093
The Bank of New York, Inc.:
4.3% 5/15/14	9,828	10,597
5.45% 5/15/19	2,000	2,208
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,294
3.875% 1/15/15	2,000	2,054
5.75% 4/25/18	1,700	1,848
5.875% 12/20/17	3,500	3,832
		198,861
Commercial Banks - 1.4%
American Express Bank FSB 6% 9/13/17	615	684
Bank of America NA:
5.3% 3/15/17	3,500	3,647
6% 10/15/36	2,419	2,360
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,815
5.2% 7/10/14	2,000	2,162
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,570
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	997
Comerica, Inc. 3% 9/16/15	1,268	1,263
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	7,981
6% 2/15/18	15,651	16,712
Export-Import Bank of Korea 5.5% 10/17/12	2,235	2,360
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,008
4.5% 6/1/18	824	804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 2,079	$ 2,506
Fifth Third Bank 4.75% 2/1/15	3,422	3,585
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,367
JPMorgan Chase Bank 6% 10/1/17	7,075	7,798
KeyBank NA 5.8% 7/1/14	1,109	1,213
KeyCorp. 3.75% 8/13/15	7,000	7,088
PNC Funding Corp. 6.7% 6/10/19	2,500	2,910
Rabobank Nederland NV:
2.125% 10/13/15	1,000	966
4.5% 1/11/21	1,000	1,001
Regions Bank 7.5% 5/15/18	2,000	2,120
Royal Bank of Canada 2.625% 12/15/15	3,000	3,007
U.S. Bancorp 3.15% 3/4/15	5,000	5,110
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(e)	2,905	2,782
UnionBanCal Corp. 5.25% 12/16/13	656	706
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,490
6.6% 1/15/38	10,000	11,293
Wachovia Corp.:
5.5% 5/1/13	14,000	15,184
5.625% 10/15/16	3,367	3,669
5.75% 6/15/17	2,905	3,240
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,619
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,829
4.875% 11/19/19	3,700	3,856
		157,702
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,715
8.15% 3/19/38	8,500	11,323
American Express Credit Corp. 2.75% 9/15/15	5,000	4,920
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,550
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,053
7.375% 5/23/14	1,578	1,819
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Caterpillar Financial Services Corp.: - continued
2.75% 6/24/15	$ 1,500	$ 1,525
Discover Financial Services:
6.45% 6/12/17	2,263	2,454
10.25% 7/15/19	1,000	1,295
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,037
3.5% 6/29/15	23,772	24,435
5.625% 9/15/17	7,044	7,714
5.625% 5/1/18	15,000	16,312
6.375% 11/15/67 (e)	9,000	9,214
Household Finance Corp. 6.375% 10/15/11	1,842	1,906
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,036
		105,528
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	5,855	6,260
BB&T Corp. 3.85% 7/27/12	1,000	1,038
BNP Paribas:
2.125% 12/21/12	2,000	2,030
3.6% 2/23/16	10,380	10,448
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,090
3.125% 10/1/15	2,500	2,537
3.875% 3/10/15	2,000	2,096
4.5% 10/1/20	2,000	2,009
4.75% 3/10/19	1,000	1,041
Capital One Capital V 10.25% 8/15/39	3,557	3,864
Capital One Capital VI 8.875% 5/15/40	1,000	1,061
Citigroup, Inc.:
4.75% 5/19/15	15,244	16,097
5.5% 4/11/13	13,899	14,900
6.125% 5/15/18	5,731	6,284
6.5% 8/19/13	6,095	6,717
8.125% 7/15/39	8,000	10,146
8.5% 5/22/19	2,000	2,480
CME Group, Inc. 5.75% 2/15/14	501	557
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,046
3.875% 8/18/14	5,000	5,234
Export Development Canada 1.25% 10/27/15	3,000	2,887
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	$ 8,585	$ 9,690
6.375% 5/15/38	7,218	8,226
JPMorgan Chase & Co.:
3.4% 6/24/15	10,710	10,859
3.7% 1/20/15	5,000	5,177
4.65% 6/1/14	4,000	4,274
5.5% 10/15/40	5,700	5,658
6.3% 4/23/19	10,000	11,236
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,161
4% 1/27/20	3,000	3,103
4.875% 6/17/19	25,000	27,590
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,077
3.875% 9/16/15	4,000	4,195
ORIX Corp. 5.48% 11/22/11	381	392
TECO Finance, Inc. 4% 3/15/16	2,875	2,923
		203,383
Insurance - 0.7%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,345
Allstate Corp. 7.45% 5/16/19	3,000	3,606
American International Group, Inc.:
3.65% 1/15/14	3,700	3,800
5.05% 10/1/15	3,000	3,125
5.85% 1/16/18	2,000	2,111
6.4% 12/15/20	2,900	3,144
8.25% 8/15/18	4,000	4,776
Assurant, Inc. 5.625% 2/15/14	1,894	2,008
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	597
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,280
MetLife, Inc.:
2.375% 2/6/14	3,000	3,040
5% 6/15/15	1,153	1,247
6.125% 12/1/11	981	1,022
7.717% 2/15/19	9,000	11,072
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,279
5.4% 6/13/35	447	424
5.5% 3/15/16	421	454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.7% 12/14/36	$ 380	$ 378
6.2% 1/15/15	1,340	1,486
7.375% 6/15/19	3,000	3,564
8.875% 6/15/38 (e)	2,944	3,430
The Chubb Corp.:
5.75% 5/15/18	4,175	4,679
6.5% 5/15/38	3,510	3,953
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,116
		77,936
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	566
Developers Diversified Realty Corp. 5.25% 4/15/11	2,410	2,420
HRPT Properties Trust:
5.75% 11/1/15	881	935
6.25% 6/15/17	1,221	1,277
6.65% 1/15/18	612	653
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,166
		7,017
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,030
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,061
Duke Realty LP:
5.4% 8/15/14	5,172	5,521
5.625% 8/15/11	2,929	2,976
5.95% 2/15/17	630	675
6.25% 5/15/13	1,000	1,083
6.5% 1/15/18	1,000	1,103
ERP Operating LP 5.5% 10/1/12	3,403	3,626
Liberty Property LP:
4.75% 10/1/20	1,000	989
5.125% 3/2/15	840	889
5.5% 12/15/16	1,000	1,083
Regency Centers LP:
5.25% 8/1/15	2,113	2,257
5.875% 6/15/17	1,046	1,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,408	$ 4,768
6.15% 11/15/15	24	26
		29,222
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.5% 4/1/15	5,840	6,102
5.65% 5/1/18	8,539	9,023
6.5% 8/1/16	15,000	16,835
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,509
1.9% 10/19/12	1,500	1,530
		34,999
TOTAL FINANCIALS		814,648
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,350
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,133
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,053
		4,186
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,797
6.3% 8/15/14	3,584	3,829
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,097
6.25% 6/15/14	2,000	2,233
7.25% 6/15/19	2,000	2,398
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	1,984
WellPoint, Inc.:
5% 12/15/14	7,200	7,837
5.8% 8/15/40	4,000	4,028
		26,203
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,084
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.7%
Abbott Laboratories 4.125% 5/27/20	$ 9,500	$ 9,598
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,156
6.45% 9/15/37	3,250	3,733
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,249
Hospira, Inc. 6.4% 5/15/15	2,000	2,255
Merck & Co., Inc.:
2.25% 1/15/16	1,000	984
3.875% 1/15/21	1,000	979
4% 6/30/15	3,000	3,201
5% 6/30/19	5,970	6,536
5.85% 6/30/39	1,000	1,096
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,828
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,479
6.2% 3/15/19	4,000	4,649
7.2% 3/15/39	5,400	6,768
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,058
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,080
6.125% 8/15/19	1,000	1,104
Wyeth 5.5% 2/1/14	5,400	5,990
		75,743
TOTAL HEALTH CARE		110,566
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,424
5.4% 3/15/16	3,400	3,825
Raytheon Co.:
1.625% 10/15/15	1,000	955
3.125% 10/15/20	2,000	1,836
4.875% 10/15/40	1,000	930
The Boeing Co.:
5% 3/15/14	3,000	3,294
6% 3/15/19	1,000	1,149
6.875% 3/15/39	1,000	1,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.:
4.5% 4/15/20	$ 4,000	$ 4,161
5.7% 4/15/40	2,000	2,133
6.125% 2/1/19	4,000	4,660
		25,574
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	63	63
Continental Airlines, Inc.:
6.648% 3/15/19	2,794	2,914
6.9% 7/2/19	759	808
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	323	342
		4,127
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,321
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	656
6% 10/15/17	2,902	3,294
6.55% 10/15/37	4,250	4,882
General Electric Co. 5.25% 12/6/17	18,540	20,310
		29,142
Machinery - 0.1%
Caterpillar, Inc. 5.3% 9/15/35	7,000	7,195
Deere & Co.:
4.375% 10/16/19	2,000	2,096
5.375% 10/16/29	1,000	1,068
		10,359
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,244
CSX Corp. 7.375% 2/1/19	10,000	12,118
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,137
		28,499
TOTAL INDUSTRIALS		102,022
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	$ 3,000	$ 3,148
4.45% 1/15/20	2,000	2,059
4.95% 2/15/19	3,479	3,739
5.9% 2/15/39	12,416	13,065
Nokia Corp.:
5.375% 5/15/19	1,000	1,032
6.625% 5/15/39	1,000	1,013
		24,056
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,201
Hewlett-Packard Co. 4.75% 6/2/14	8,300	9,029
		11,230
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,211
6% 10/1/12	3,840	4,110
6.55% 10/1/17	2,338	2,694
7.125% 10/1/37	2,475	2,860
		12,875
IT Services - 0.2%
International Business Machines Corp. 7.625% 10/15/18	13,000	16,429
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,053
5.5% 5/15/12	1,586	1,666
5.625% 12/15/19	1,000	1,075
8.25% 5/15/14	3,902	4,566
		8,360
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,025
2.95% 6/1/14	2,000	2,090
4.2% 6/1/19	2,000	2,089
5.3% 2/8/41	1,500	1,511
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.:
5.375% 7/15/40 (a)	$ 4,000	$ 3,899
5.75% 4/15/18	7,400	8,322
		19,936
TOTAL INFORMATION TECHNOLOGY		92,886
MATERIALS - 0.9%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,009
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,529
5.9% 2/15/15	2,500	2,788
7.6% 5/15/14	3,000	3,484
8.55% 5/15/19	3,000	3,802
9.4% 5/15/39	3,000	4,468
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,151
4.625% 1/15/20	3,000	3,118
Lubrizol Corp. 8.875% 2/1/19	919	1,152
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,084
4.875% 3/30/20	1,500	1,568
Praxair, Inc. 3.25% 9/15/15	3,200	3,295
		41,448
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,957
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,273
6.8% 8/1/19	3,000	3,431
		6,704
Metals & Mining - 0.4%
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,878
7% 10/15/39	2,100	2,196
9.85% 6/1/19	2,000	2,570
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,049
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial (USA) Ltd.: - continued
5.5% 4/1/14	$ 2,500	$ 2,779
6.5% 4/1/19	2,500	2,963
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,076
6.25% 10/1/39	1,600	1,686
Rio Tinto Finance (USA) Ltd.:
5.2% 11/2/40	1,000	952
6.5% 7/15/18	1,398	1,618
7.125% 7/15/28	2,000	2,442
8.95% 5/1/14	4,000	4,843
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,583
6.25% 1/23/17	9,395	10,589
		50,224
TOTAL MATERIALS		100,333
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,903
AT&T, Inc.:
5.8% 2/15/19	4,000	4,469
6.3% 1/15/38	838	870
6.7% 11/15/13	1,162	1,315
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,014
British Telecommunications PLC 9.875% 12/15/30	4,515	6,260
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,213
7.6% 9/15/39	2,500	2,639
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,629
5.875% 8/20/13	10,000	11,006
6.75% 8/20/18	3,595	4,203
France Telecom SA:
2.125% 9/16/15	1,000	976
5.375% 7/8/19	4,000	4,411
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,365
5.875% 2/1/12	2,707	2,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
5.875% 8/15/12	$ 968	$ 1,037
6.15% 9/15/34	5,270	5,382
6.45% 6/15/34	11,795	12,408
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,265
5.25% 10/1/15	4,571	4,648
6.999% 6/4/18	1,776	1,906
7.175% 6/18/19	6,000	6,496
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,865
4.949% 1/15/15	3,000	3,158
5.462% 2/16/21	2,700	2,740
5.877% 7/15/19	2,000	2,102
6.421% 6/20/16	1,151	1,278
7.045% 6/20/36	2,600	2,798
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,244
6.35% 4/1/19	6,000	6,881
6.9% 4/15/38	6,025	6,834
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,210
Verizon New England, Inc. 6.5% 9/15/11	882	910
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,788
		130,060
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	8,778
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,840
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,500	4,841
5.875% 10/1/19	2,905	3,148
6.35% 3/15/40	1,000	1,020
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,600
8.5% 11/15/18	3,486	4,517
Vodafone Group PLC:
3.375% 11/24/15	1,000	1,019
5% 12/16/13	2,275	2,473
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5.45% 6/10/19	$ 6,000	$ 6,577
5.5% 6/15/11	2,735	2,774
		48,587
TOTAL TELECOMMUNICATION SERVICES		178,647
UTILITIES - 1.7%
Electric Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,742
AmerenUE 6.4% 6/15/17	2,959	3,353
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,470
8.875% 11/15/18	2,000	2,539
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,656
5.8% 3/15/18	9,945	11,086
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	4,796
6% 1/15/38	3,450	3,741
Duke Energy Corp. 3.95% 9/15/14	4,500	4,741
Edison International 3.75% 9/15/17	3,000	2,977
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,456
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,830
Nevada Power Co. 6.5% 8/1/18	1,555	1,789
Northern States Power Co. 5.25% 3/1/18	10,500	11,517
Oncor Electric Delivery Co. LLC 5% 9/30/17 (a)	2,705	2,871
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	3,919
PacifiCorp 6% 1/15/39	6,193	6,696
Pennsylvania Electric Co. 6.05% 9/1/17	757	825
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,393
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,776
6% 12/1/39	3,200	3,357
7.1% 3/1/11	3,353	3,353
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,017
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,682
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,774
6.55% 5/15/36	5,500	6,160
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Virginia Electric & Power Co. 5% 6/30/19	$ 5,000	$ 5,381
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,447
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,077
		120,421
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	473
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,237
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,635
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,180
		11,052
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,276
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,058
5.5% 12/1/39	2,500	2,536
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	976
6.3% 9/30/66 (e)	1,000	978
7.5% 6/30/66 (e)	1,000	1,040
DTE Energy Co. 7.05% 6/1/11	974	988
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,220
5.875% 10/1/12	2,893	3,102
6.5% 9/15/37	7,605	8,453
National Grid PLC 6.3% 8/1/16	1,463	1,668
NiSource Finance Corp.:
5.25% 9/15/17	835	884
5.4% 7/15/14	1,334	1,450
5.45% 9/15/20	5,111	5,325
6.25% 12/15/40	2,453	2,530
6.4% 3/15/18	1,532	1,720
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	895
Sempra Energy:
6% 10/15/39	1,000	1,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,438
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,223
		48,796
TOTAL UTILITIES		180,742
TOTAL NONCONVERTIBLE BONDS (Cost $1,925,540)		2,096,976
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 7.5%
Fannie Mae:
0.375% 12/28/12	80,420	79,783
0.5% 10/30/12	23,650	23,596
1% 4/4/12	41,600	41,856
1.25% 8/20/13	9,624	9,670
1.75% 2/22/13	22,745	23,174
2% 1/9/12	3,050	3,093
2.5% 5/15/14	18,484	19,098
2.75% 3/13/14	63,630	66,278
3.625% 2/12/13	55,295	58,301
5% 2/16/12	13,565	14,157
Federal Farm Credit Bank 3% 9/22/14	50,000	52,324
Federal Home Loan Bank:
1.625% 11/21/12	78,670	79,963
1.875% 6/21/13	38,900	39,728
Freddie Mac:
0.625% 12/28/12	18,110	18,087
0.75% 3/28/13	31,355	31,322
1.125% 7/27/12	28,500	28,735
1.375% 2/25/14	8,804	8,817
1.75% 9/10/15	20,385	20,010
2.125% 3/23/12	17,776	18,092
3.75% 3/27/19	2,300	2,372
4.875% 6/13/18	98,230	109,270
6.25% 7/15/32	7,700	9,341
6.75% 3/15/31	26,000	33,145
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 20,943
5.375% 4/1/56	5,395	5,695
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		816,850
U.S. Treasury Obligations - 32.8%
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	10,186
3.875% 8/15/40	44,180	39,665
4.25% 5/15/39	26,000	25,013
4.25% 11/15/40	20,211	19,384
4.375% 2/15/38	11,000	10,857
4.375% 11/15/39	100	98
4.375% 5/15/40	8,000	7,841
4.5% 2/15/36	18,000	18,236
4.5% 5/15/38	15,000	15,098
4.5% 8/15/39	39,000	39,110
4.625% 2/15/40	21,500	21,984
4.75% 2/15/37	11,000	11,560
4.75% 2/15/41	19,000	19,810
5% 5/15/37	11,000	11,999
5.375% 2/15/31	70,000	80,413
6.25% 5/15/30	86,360	109,407
8% 11/15/21	75,392	105,796
8.75% 5/15/17	8,000	10,878
8.875% 8/15/17	5,000	6,878
8.875% 2/15/19	7,000	9,966
9% 11/15/18	4,000	5,708
9.125% 5/15/18	3,000	4,254
U.S. Treasury Notes:
0.375% 8/31/12	117,000	116,867
0.375% 9/30/12	51,000	50,906
0.375% 10/31/12	33,000	32,910
0.5% 11/30/12	144,000	143,809
0.625% 6/30/12	60,000	60,194
0.625% 7/31/12	83,000	83,253
0.625% 12/31/12	57,000	57,004
0.625% 1/31/13	199,000	198,899
0.625% 2/28/13	67,000	66,916
0.75% 5/31/12	12,000	12,059
0.75% 12/15/13	980	971
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 4/30/12	$ 36,000	$ 36,274
1% 7/15/13	19,000	19,064
1% 1/15/14	2,459	2,451
1.25% 8/31/15	92,000	89,377
1.25% 9/30/15	6,000	5,816
1.25% 10/31/15	39,660	38,352
1.375% 10/15/12	9,100	9,224
1.5% 12/31/13	1,300	1,315
1.75% 1/31/14	13,759	14,009
1.75% 3/31/14	20,550	20,890
1.75% 7/31/15	53,000	52,747
1.875% 2/28/14	1,660	1,695
1.875% 4/30/14	23,821	24,290
1.875% 6/30/15	79,000	79,179
1.875% 8/31/17	25,000	23,781
1.875% 10/31/17	13,000	12,313
2% 1/31/16	84,000	83,606
2.125% 5/31/15	98,000	99,401
2.125% 12/31/15	18,710	18,763
2.125% 2/29/16	70,000	69,967
2.25% 5/31/14	25,170	25,941
2.25% 11/30/17	11,000	10,656
2.375% 9/30/14	34,410	35,507
2.375% 2/28/15	32,434	33,329
2.375% 7/31/17	25,000	24,578
2.5% 3/31/13	18,030	18,700
2.5% 3/31/15	53,600	55,321
2.5% 4/30/15	105,000	108,224
2.5% 6/30/17	2,000	1,985
2.625% 6/30/14	31,801	33,143
2.625% 7/31/14	28,000	29,175
2.625% 12/31/14	204,900	212,872
2.625% 2/29/16	13,600	13,919
2.625% 8/15/20	141,000	132,496
2.625% 11/15/20	94,180	88,095
2.75% 11/30/16	25,000	25,430
2.75% 12/31/17	3,000	2,995
3% 8/31/16	12,402	12,831
3% 9/30/16	22,000	22,737
3.125% 10/31/16	23,900	24,826
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19	$ 14,260	$ 14,303
3.25% 5/31/16	14,200	14,918
3.25% 12/31/16	25,000	26,076
3.375% 11/15/19	62,740	63,598
3.5% 2/15/18	4,000	4,180
3.5% 5/15/20	81,800	83,116
3.625% 8/15/19	20,000	20,744
3.625% 2/15/20	59,600	61,360
3.625% 2/15/21	48,000	48,833
3.75% 11/15/18	6,000	6,332
3.875% 2/15/13	3,150	3,350
3.875% 5/15/18	20,000	21,363
4% 2/15/14	11,600	12,582
4% 2/15/15	9,600	10,484
4% 8/15/18	22,000	23,650
4.125% 5/15/15	19,300	21,176
4.25% 8/15/13	5,600	6,060
4.25% 11/15/13	12,007	13,064
4.25% 11/15/14	6,580	7,248
4.25% 11/15/17	16,000	17,515
4.5% 5/15/17	13,000	14,454
4.625% 7/31/12	8,700	9,219
4.625% 11/15/16	15,000	16,812
4.625% 2/15/17	14,000	15,677
4.75% 8/15/17	14,000	15,771
5.125% 5/15/16	13,100	15,004
TOTAL U.S. TREASURY OBLIGATIONS		3,590,092
Other Government Related - 1.5%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (b)	30,000	30,485
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (b)	50,000	50,800
2.125% 7/12/12 (FDIC Guaranteed) (b)	52,060	53,197
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (b)	$ 25,000	$ 25,629
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	9,504	9,837
TOTAL OTHER GOVERNMENT RELATED		169,948
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,521,492)		4,576,890
U.S. Government Agency - Mortgage Securities - 31.9%

Fannie Mae - 23.3%
4% 4/1/24 to 2/1/41	323,465	322,595
4% 3/1/26 (c)	108,000	110,993
4.5% 5/1/18 to 11/1/40	432,639	444,511
4.5% 3/1/26 (c)	31,000	32,482
4.5% 3/1/41 (c)	154,000	156,948
4.5% 3/1/41 (c)	22,000	22,421
4.538% 11/1/34 (e)	6,615	7,054
5% 12/1/17 to 8/1/40 (d)	394,401	416,703
5% 3/1/41 (c)	38,000	39,799
5% 3/1/41 (c)	3,000	3,142
5.062% 11/1/34 (e)	34,788	36,514
5.5% 5/1/21 to 6/1/40	439,207	471,824
5.5% 3/1/41 (c)	38,500	41,153
6% 8/1/22 to 9/1/39	278,986	305,084
6% 3/1/41 (c)	11,000	11,956
6.5% 5/1/31 to 9/1/38	111,496	124,725
6.5% 3/1/41 (c)	3,000	3,349
TOTAL FANNIE MAE		2,551,253
Freddie Mac - 2.3%
2.505% 12/1/35 (e)	10,764	11,294
4.5% 6/1/25 to 10/1/40	19,710	20,522
4.853% 3/1/35 (e)	15,597	16,572
5% 4/1/23 to 9/1/40	104,572	109,735
5% 3/1/41 (c)	22,000	23,019
5.079% 9/1/35 (e)	22,658	23,887
5.144% 3/1/36 (e)	11,811	12,133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 1/1/36	$ 9,034	$ 9,697
5.794% 9/1/37 (e)	5,883	6,235
6% 4/1/32 to 8/1/37	7,805	8,567
6% 3/1/41 (c)	4,000	4,345
11.75% 9/1/13	4	4
TOTAL FREDDIE MAC		246,010
Ginnie Mae - 6.3%
4% 1/15/25 to 8/15/39	9,477	9,879
4% 3/1/41 (c)	51,200	51,231
4.5% 3/15/39 to 1/20/41	223,051	230,883
5% 6/15/38 to 7/15/40	185,769	198,731
5% 3/1/41 (c)	11,700	12,422
5.5% 10/15/35 to 9/15/39	91,494	99,537
6% 5/20/34 to 11/15/39	48,199	52,921
6% 3/1/41 (c)	11,500	12,659
6.5% 1/15/32 to 2/15/39	21,929	24,619
TOTAL GINNIE MAE		692,882
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,421,147)		3,490,145
Asset-Backed Securities - 0.4%

AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	750	770
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (e)	48	47
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,572	2,615
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,397
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,008
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	629
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	4,940
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,364
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,054
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2009-A3 Class A3, 2.7% 6/24/13	$ 1,000	$ 1,012
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,096
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,130
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (a)	280	283
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,918
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	180
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,242	989
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (e)	64	63
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (e)	141	137
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (e)	377	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (e)	75	75
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	288	291
TOTAL ASSET-BACKED SECURITIES (Cost $41,649)		43,010
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (e)	1,268	1,340
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	637
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (a)(e)	946	944
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	44	45
Class A3, 5.447% 6/12/47 (e)	2,405	2,490
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	614
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	$ 5,429	$ 5,725
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	179	178
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,964)		11,973
Commercial Mortgage Securities - 3.2%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (e)	1,480	1,593
Series 2006-5:
Class A2, 5.317% 9/10/47	4,844	4,962
Class A3, 5.39% 9/10/47	1,768	1,827
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,630
Series 2007-2 Class A1, 5.421% 4/10/49	108	110
Series 2007-4 Class A3, 5.8093% 2/10/51 (e)	1,265	1,334
Series 2006-6 Class E, 5.619% 10/10/45 (a)	733	211
Series 2007-3:
Class A3, 5.6579% 6/10/49 (e)	2,118	2,209
Class A4, 5.6579% 6/10/49 (e)	2,643	2,822
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,959
Series 2004-2:
Class A3, 4.05% 11/10/38	263	267
Class A4, 4.153% 11/10/38	1,608	1,659
Series 2005-1 Class A3, 4.877% 11/10/42	1,156	1,158
Series 2006-1 Class A1, 5.219% 9/10/45 (e)	168	168
Series 2001-3 Class H, 6.562% 4/11/37 (a)	709	718
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	317	312
Class K, 6.15% 5/11/35 (a)	590	562
Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	3,939	4,090
Series 2007-1 Class B, 5.543% 1/15/49	763	613
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (a)(e)	545	534
Class D, 0.6258% 3/15/22 (a)(e)	552	513
Class E, 0.6658% 3/15/22 (a)(e)	456	415
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1 Class F, 0.5758% 10/15/19 (a)(e)	$ 939	$ 826
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	2,820	99
Series 2007-5A Class IO, 3.047% 10/25/37 (a)(e)(f)	6,753	802
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (a)(e)	97	80
Class E, 0.5658% 3/15/22 (a)(e)	507	390
Class F, 0.6158% 3/15/22 (a)(e)	311	224
Class G, 0.6658% 3/15/22 (a)(e)	80	55
Class H, 0.8158% 3/15/22 (a)(e)	97	61
Class J, 0.9658% 3/15/22 (a)(e)	97	49
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	340	345
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (e)	16,612	18,064
Series 2007-PW17 Class A1, 5.282% 6/11/50	279	284
Series 2007-T26 Class A1, 5.145% 1/12/45 (e)	219	224
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,688
Series 2006-T22 Class A4, 5.514% 4/12/38 (e)	159	174
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (a)(e)	203	136
Class C, 5.7174% 6/11/40 (a)(e)	169	95
Class D, 5.7174% 6/11/40 (a)(e)	169	88
Series 2007-T28 Class A1, 5.422% 9/11/42	122	124
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (a)	1,490	1,583
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.574% 8/15/21 (a)(e)	453	442
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,134
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	1,918	1,735
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	1,020	1,022
Class A4, 5.6981% 12/10/49 (e)	9,950	10,784
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,331
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,270
Class C, 5.476% 12/11/49	2,387	835
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (e)	$ 1,268	$ 1,358
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	2,092
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5358% 4/15/17 (a)(e)	1,020	938
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (a)(e)	968	919
Class D, 0.6058% 11/15/17 (a)(e)	51	47
Class E, 0.6558% 11/15/17 (a)(e)	179	164
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,754
Series 2007-C9 Class A4, 5.8148% 12/10/49 (e)	2,805	3,065
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	1,451
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,013
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,664
Series 2007-C3 Class A4, 5.7203% 6/15/39 (e)	10,213	10,873
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,555
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,209
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (a)(e)	4,524	3,529
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	213	216
Class A4, 4.75% 1/15/37	590	621
Series 2006-C1 Class A3, 5.5457% 2/15/39 (e)	6,695	7,082
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.4158% 2/15/22 (a)(e)	480	432
Series 2007-C1 Class B, 5.487% 2/15/40 (a)(e)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	452
Class G, 6.936% 3/15/33 (a)	834	837
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,978
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (a)(e)	$ 477	$ 451
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,657
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,939
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (e)	3,342	3,526
Class A4, 5.8829% 7/10/38 (e)	10,980	12,059
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.503% 6/6/20 (a)(e)	64	61
Class D, 0.543% 6/6/20 (a)(e)	302	278
Class E, 0.633% 6/6/20 (a)(e)	351	316
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	398
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	35	36
Class A2, 5.778% 8/10/45	604	619
Class A4, 5.8075% 8/10/45 (e)	603	644
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (a)(e)	825	775
Class C, 0.4758% 11/15/18 (a)(e)	586	551
Class D, 0.4958% 11/15/18 (a)(e)	34	32
Class E, 0.5458% 11/15/18 (a)(e)	51	45
Class F, 0.5958% 11/15/18 (a)(e)	76	66
Class G, 0.6258% 11/15/18 (a)(e)	67	56
Class H, 0.7658% 11/15/18 (a)(e)	51	41
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (e)	3,771	3,941
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	869
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	602	623
Class A3, 5.336% 5/15/47	529	562
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (e)	17,057	18,371
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (e)	3,560	3,684
Series 2007-LDP10 Class A1, 5.122% 1/15/49	20	20
Series 2007-LDPX Class A3, 5.412% 1/15/49	5,440	5,782
Series 2005-CB13 Class E, 5.3502% 1/12/43 (a)(e)	642	66
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	374
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (e)	$ 108	$ 64
Class C, 5.7447% 2/12/49 (e)	283	145
Class D, 5.7447% 2/12/49 (e)	298	139
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (a)(e)	656	167
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	429	429
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (e)	3,327	3,590
Series 1998-C1 Class D, 6.98% 2/18/30	379	380
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	11	11
Series 2006-C1 Class A2, 5.084% 2/15/31	321	322
Series 2006-C6 Class A1, 5.23% 9/15/39	109	109
Series 2006-C7:
Class A1, 5.279% 11/15/38	411	415
Class A3, 5.347% 11/15/38	945	1,012
Series 2007-C1:
Class A1, 5.391% 2/15/40 (e)	62	63
Class A3, 5.398% 2/15/40	5,000	5,170
Class A4, 5.424% 2/15/40	1,163	1,248
Series 2007-C2 Class A3, 5.43% 2/15/40	611	652
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,710
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,474
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (a)(e)	406	365
Class E, 0.5558% 9/15/21 (a)(e)	1,465	1,290
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (e)	2,082	2,122
Series 2005-LC1 Class F, 5.3853% 1/12/44 (a)(e)	1,103	563
Series 2006-C1 Class A2, 5.6109% 5/12/39 (e)	1,499	1,545
Series 2007-C1 Class A4, 5.8261% 6/12/50 (e)	4,800	5,211
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,899
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (e)	578	564
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (e)	$ 1,349	$ 1,402
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,090	1,158
Series 2007-5:
Class A3, 5.364% 8/12/48	495	509
Class A4, 5.378% 8/12/48	51	54
Class B, 5.479% 2/12/17	3,804	1,671
Series 2007-6:
Class A1, 5.175% 3/12/51	43	43
Class A4, 5.485% 3/12/51 (e)	2,000	2,100
Series 2007-7 Class A4, 5.7439% 6/12/50 (e)	4,438	4,721
Series 2007-8 Class A1, 4.622% 8/12/49	121	122
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	621
Series 2007-7 Class B, 5.75% 6/12/50	110	25
Series 2007-8 Class A3, 5.9645% 8/12/49 (e)	1,094	1,185
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.426% 10/15/20 (a)(e)	728	612
Class MHRO, 0.956% 10/15/20 (a)(e)	171	55
Class MJPM, 1.266% 10/15/20 (a)(e)	9	7
Class MSTR, 0.966% 10/15/20 (a)(e)	95	30
Class NHRO, 1.156% 10/15/20 (a)(e)	263	58
Class NSTR, 1.116% 10/15/20 (a)(e)	87	19
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,932
Series 2006-T23 Class A1, 5.682% 8/12/41	170	170
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	54	55
Class A31, 5.439% 2/12/44 (e)	642	667
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	118	119
Class A4, 5.364% 3/15/44	5,000	5,219
Series 2007-IQ14 Class A1, 5.38% 4/15/49	215	219
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (e)	1,995	2,072
Class A4, 5.7317% 10/15/42 (e)	380	416
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	824
Series 2006-T23 Class A3, 5.803% 8/12/41 (e)	647	691
Series 2007-HQ11 Class B, 5.538% 2/20/44 (e)	2,299	1,724
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,015
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	$ 116	$ 119
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (a)	789	795
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.544% 9/15/21 (a)(e)	252	196
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (a)(e)	17	12
Class AP2, 1.0658% 6/15/20 (a)(e)	30	19
Class F, 0.7458% 6/15/20 (a)(e)	583	379
Class LXR1, 0.9658% 6/15/20 (a)(e)	156	131
Class LXR2, 1.0658% 6/15/20 (a)(e)	398	314
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,613	1,624
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,597
Series 2006-C24 Class A2, 5.506% 3/15/45	26	26
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,522
Series 2007-C30:
Class A1, 5.031% 12/15/43	6	6
Class A3, 5.246% 12/15/43	1,089	1,120
Class A4, 5.305% 12/15/43	373	381
Class A5, 5.342% 12/15/43	1,357	1,416
Series 2007-C31:
Class A1, 5.14% 4/15/47	4	4
Class A4, 5.509% 4/15/47	7,866	8,282
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (e)	9,622	10,029
Class A3, 5.7456% 6/15/49 (e)	7,152	7,624
Series 2003-C6 Class G, 5.125% 8/15/35 (a)(e)	602	595
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(e)	975	936
Class 180B, 5.5782% 10/15/41 (a)(e)	444	417
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,172
Series 2005-C22:
Class B, 5.3619% 12/15/44 (e)	2,812	2,515
Class F, 5.3619% 12/15/44 (a)(e)	2,115	1,197
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	7,891
Series 2006-C25 Class AM, 5.738% 5/15/43 (e)	664	696
Series 2006-C29 Class E, 5.516% 11/15/48 (e)	1,268	684
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,969
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6933% 4/15/47 (e)	$ 348	$ 179
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (e)	839	905
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,285)		345,931
Municipal Securities - 0.4%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,219
7.55% 4/1/39	15,000	16,186
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,437
4.511% 3/1/15 (c)	1,590	1,590
4.961% 3/1/16 (c)	2,830	2,833
5.365% 3/1/17 (c)	1,875	1,879
5.665% 3/1/18 (c)	3,500	3,507
5.877% 3/1/19 (c)	3,500	3,509
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	959
TOTAL MUNICIPAL SECURITIES (Cost $42,242)		43,119
Foreign Government and Government Agency Obligations - 1.1%

Bank of Nova Scotia:
2.05% 10/7/15	4,000	3,901
4.375% 1/13/21	1,000	996
Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,106
5.625% 1/7/41	13,000	12,740
Canadian Government 2.375% 9/10/14	3,000	3,085
Chilean Republic 7.125% 1/11/12	3,016	3,173
Italian Republic:
2.125% 10/5/12	2,000	2,019
3.125% 1/26/15	16,000	16,024
Ontario Province:
1.375% 1/27/14	2,000	1,992
4% 10/7/19	15,000	15,319
4.1% 6/16/14	15,000	16,144
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Quebec Province 3.5% 7/29/20	$ 20,000	$ 19,347
United Mexican States:
5.125% 1/15/20	15,000	15,735
6.05% 1/11/40	6,000	6,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,551)		120,731
Supranational Obligations - 1.3%

African Development Bank:
1.75% 10/1/12	1,000	1,016
euro 3% 5/27/14	5,000	5,227
Asian Development Bank 2.75% 5/21/14	30,000	31,113
Corporacion Andina de Fomento:
5.2% 5/21/13	240	255
6.875% 3/15/12	390	408
8.125% 6/4/19	2,000	2,401
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,505
European Investment Bank:
1.625% 3/15/13	3,000	3,043
1.75% 9/14/12	4,000	4,069
2.875% 1/15/15	5,000	5,184
3.125% 6/4/14	72,000	75,597
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,084
3.875% 9/17/19	5,000	5,172
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,067
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $137,665)		144,141
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (e)	$ 1,042	$ 941
MUFG Capital Finance 1 Ltd. 6.346% (e)	1,725	1,776
		2,717
TOTAL PREFERRED SECURITIES (Cost $1,549)		2,717
Cash Equivalents - 5.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $620,677)	$ 620,681	620,677
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $11,092,761)		11,496,310
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(557,191)
NET ASSETS - 100%		$ 10,939,119
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,620,000 or 0.4% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,948,000 or 1.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$620,677,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 51,873
Bank of America NA	46,109
Barclays Capital, Inc.	25,677
Credit Agricole Securities (USA), Inc.	23,055
Deutsche Bank Securities, Inc.	26,454
Goldman, Sachs & Co.	5,764
HSBC Securities (USA), Inc.	69,166
ING Financial Markets LLC	42,651
J.P. Morgan Securities, Inc.	69,164
Merrill Lynch Government Securities, Inc.	20,749
Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,831
Mizuho Securities USA, Inc.	126,801
RBC Capital Markets Corp.	5,764
Societe Generale, New York Branch	46,109
Wells Fargo Securities LLC	29,510
$ 620,677
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,096,976	$ -	$ 2,096,976	$ -
U.S. Government and Government Agency Obligations	4,576,890	-	4,576,890	-
U.S. Government Agency - Mortgage Securities	3,490,145	-	3,490,145	-
Asset-Backed Securities	43,010	-	42,009	1,001
Collateralized Mortgage Obligations	11,973	-	11,973	-
Commercial Mortgage Securities	345,931	-	335,941	9,990
Municipal Securities	43,119	-	43,119	-
Foreign Government and Government Agency Obligations	120,731	-	120,731	-
Supranational Obligations	144,141	-	144,141	-
Preferred Securities	2,717	-	2,717	-
Cash Equivalents	620,677	-	620,677	-
Total Investments in Securities:	$ 11,496,310	$ -	$ 11,485,319	$ 10,991
Other Financial Instruments
Forward Commitments	$ (16)	$ -	$ (16)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,562
Total Realized Gain (Loss)	130
Total Unrealized Gain (Loss)	4,082
Cost of Purchases	-
Proceeds of Sales	(4,970)
Amortization/Accretion	485
Transfers in to Level 3	3,739
Transfers out of Level 3	(5,037)
Ending Balance	$ 10,991
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 3,627

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $620,677) - See accompanying schedule: Unaffiliated issuers (cost $11,092,761)		$ 11,496,310
Commitment to sell securities on a delayed delivery basis	$ (2,125)
Receivable for securities sold on a delayed delivery basis	2,109	(16)
Receivable for investments sold, regular delivery		123,564
Receivable for fund shares sold		33,710
Interest receivable		67,222
Other receivables		40
Total assets		11,720,830

Liabilities
Payable for investments purchased Regular delivery	$ 219,922
Delayed delivery	537,535
Payable for fund shares redeemed	21,501
Distributions payable	523
Accrued management fee	451
Other affiliated payables	1,739
Other payables and accrued expenses	40
Total liabilities		781,711

Net Assets		$ 10,939,119
Net Assets consist of:
Paid in capital		$ 10,610,258
Undistributed net investment income		10,916
Accumulated undistributed net realized gain (loss) on investments		(85,588)
Net unrealized appreciation (depreciation) on investments		403,533
Net Assets		$ 10,939,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

U.S. Bond Index: Net Asset Value, offering price and redemption price per share ($10,480,009 ÷ 925,756 shares)	$ 11.32

Class F: Net Asset Value, offering price and redemption price per share ($459,110 ÷ 40,560 shares)	$ 11.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 85
Interest		184,578
Total income		184,663

Expenses
Management fee	$ 10,806
Transfer agent fees	7,831
Independent trustees' compensation	22
Miscellaneous	21
Total expenses before reductions	18,680
Expense reductions	(1,402)	17,278
Net investment income (loss)		167,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		46,922
Change in net unrealized appreciation (depreciation) on: Investment securities	(320,498)
Delayed delivery commitments	129
Total change in net unrealized appreciation (depreciation)		(320,369)
Net gain (loss)		(273,447)
Net increase (decrease) in net assets resulting from operations		$ (106,062)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 167,385	$ 352,833
Net realized gain (loss)	46,922	152,062
Change in net unrealized appreciation (depreciation)	(320,369)	417,036
Net increase (decrease) in net assets resulting from operations	(106,062)	921,931
Distributions to shareholders from net investment income	(162,274)	(346,700)
Distributions to shareholders from net realized gain	(75,325)	-
Total distributions	(237,599)	(346,700)
Share transactions - net increase (decrease)	(169,052)	595,550
Total increase (decrease) in net assets	(512,713)	1,170,781

Net Assets
Beginning of period	11,451,832	10,281,051
End of period (including undistributed net investment income of $10,916 and undistributed net investment income of $5,805, respectively)	$ 10,939,119	$ 11,451,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - U.S. Bond Index

	Six months ended February 28, 2011
	(Unaudited)	2010	2009	2008	2007	2006 F	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08
Income from Investment Operations
Net investment income (loss) D	.170	.373	.445	.503	.537	.266	.473
Net realized and unrealized gain (loss)	(.279)	.613	.325	(.012)	(.078)	(.067)	(.183)
Total from investment operations	(.109)	.986	.770	.491	.459	.199	.290
Distributions from net investment income	(.165)	(.366)	(.450)	(.521)	(.519)	(.249)	(.460)
Distributions from net realized gain	(.076)	-	-	-	-	-	(.040)
Total distributions	(.241)	(.366)	(.450)	(.521)	(.519)	(.249)	(.500)
Net asset value, end of period	$ 11.32	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87
Total Return B, C	(.94)%	9.10%	7.39%	4.61%	4.31%	1.89%	2.67%
Ratios to Average Net Assets E,G
Expenses before reductions	.34% A	.36%	.45%	.48%	.49%	.50% A	.51%
Expenses net of fee waivers, if any	.31% A	.32%	.32%	.32%	.32%	.32% A	.32%
Expenses net of all reductions	.31% A	.32%	.32%	.32%	.31%	.31% A	.31%
Net investment income (loss)	3.00% A	3.32%	4.16%	4.64%	4.96%	4.94% A	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 10,480	$ 11,355	$ 10,281	$ 8,954	$ 7,687	$ 6,129	$ 5,784
Portfolio turnover rate I	127% A	165%	231% H	151%	174% H	82% A	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the six month period ended August 31. The Fund changed its fiscal year from February 28 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds. J For the period ended February 28.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2011
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.174	.359
Net realized and unrealized gain (loss)	(.276)	.542
Total from investment operations	(.102)	.901
Distributions from net investment income	(.172)	(.351)
Distributions from net realized gain	(.076)	-
Total distributions	(.248)	(.351)
Net asset value, end of period	$ 11.32	$ 11.67
Total Return B, C	(.88)%	8.26%
Ratios to Average Net Assets F
Expenses before reductions	.19% A	.22% A
Expenses net of fee waivers, if any	.19% A	.22% A
Expenses net of all reductions	.19% A	.22% A
Net investment income (loss)	3.12% A	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 459	$ 97
Portfolio turnover rate	127% A	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers U.S. Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

In January 2011, the Board of Trustees of the Fund approved the creation of additional classes of shares. The Fund will commence sale of shares of Fidelity Advantage Class, Fidelity Institutional Class and Fidelity Institutional Advantage Class in May 2011. In March 2011, the Board of Trustees approved a change in the name of Fidelity U.S. Bond Index Fund to Spartan U.S. Bond Index Fund effective April 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 378,000
Gross unrealized depreciation	(61,809)
Net unrealized appreciation (depreciation) on securities and other investments	$ 316,191
Tax cost	$ 11,180,119

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $326,478 and $237,540, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective February 1, 2011, an amendment to the management contract was approved by the Board of Trustees reducing the management fee from .22% to .05% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. For the period, the total annual management fee rate was .19% of average net assets.

Effective February 1, 2011, the Board of Trustees approved a new expense contract for U.S. Bond Index limiting the total expenses of the class to ..22%, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective February 1, 2011, U.S. Bond Index pays transfer agent fees at an annual rate of .17% of average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Prior to February 1, 2011, FIIOC received account fees and asset-based fees that varied according to account size and type of account of the shareholders of U.S. Bond Index.

FIIOC receives no fees for providing transfer agency services to Class F.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
U.S. Bond Index	$ 7,831.14

* Annualized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $45.

8. Expense Reductions.

Prior to February 1, 2011, FMR had contractually agreed to waive expenses of U.S. Bond Index to the extent annual operating expenses exceeded ..32% of average net assets, with certain exceptions. During the period this waiver reduced U.S. Bond Index's expenses by $1,402.

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9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net investment income
U.S. Bond Index	$ 158,374	$ 345,387
Class F	3,900	1,313
Total	$ 162,274	$ 346,700
From net realized gain
U.S. Bond Index	$ 73,706	$ -
Class F	1,619	-
Total	$ 75,325	$ -

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010 A	Six months ended February 28, 2011	Year ended August 31, 2010 A
U.S. Bond Index
Shares sold	136,166	374,729	$ 1,560,536	$ 4,216,268
Reinvestment of distributions	19,804	29,929	227,204	337,209
Shares redeemed	(203,477)	(361,514)	(2,324,669)	(4,051,189)
Net increase (decrease)	(47,507)	43,144	$ (536,929)	$ 502,288
Class F
Shares sold	32,756	9,818	$ 373,740	$ 110,320
Reinvestment of distributions	482	115	5,519	1,313
Shares redeemed	(996)	(1,615)	(11,382)	(18,371)
Net increase (decrease)	32,242	8,318	$ 367,877	$ 93,262

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31,2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

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Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity U.S. Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that, for the 2006 through 2009 management fee comparisons shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 48% means that 52% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2009) to the fund's management contract that reduced the fund's management fee rate from 32 basis points to 22 basis points. The Board considered that the chart reflects the fund's lower management fee for 2009, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

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The Board noted that the total expenses of each class ranked above its competitive median for the period.

The Board considered that FMR contractually caps total expenses for the retail class of the fund at 32 basis points. The fees and expenses payable under this contractual arrangement may not be increased without the approval of the Board.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

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Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
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UBI-USAN-0411
1.790948.107

Fidelity ®
U.S. Bond Index
Fund
(To be renamed Spartan® U.S. Bond Index Fund effective April 28, 2011)

Class F

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
U.S. Bond Index	.31%
Actual		$ 1,000.00	$ 990.60	$ 1.53**
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.56**
Class F	.19%
Actual		$ 1,000.00	$ 991.20	$ .94**
HypotheticalA		$ 1,000.00	$ 1,023.85	$ .95**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Shareholder Expense Example - continued

** If fees and changes to U.S. Bond Index's contractual expenses effective February 1, 2011, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
U.S. Bond Index
Actual	.22%	$ 1.09
HypotheticalA		$ 1.10
Class F
Actual	.05%	$ .25
HypotheticalA		$ .25

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations † 73.7%	U.S. Government and U.S. Government Agency Obligations † 73.6%
AAA 4.3%	AAA 5.2%
AA 4.8%	AA 3.5%
A 8.2%	A 7.9%
BBB 8.0%	BBB 7.4%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2011
6 months ago
Years	6.2	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	4.7	4.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Corporate Bonds 19.2%		Corporate Bonds 17.5%
	U.S. Government and U.S. Government Agency Obligations † 73.7%		U.S. Government and U.S. Government Agency Obligations † 73.6%
	Asset-Backed Securities 0.4%		Asset-Backed Securities 0.4%
	CMOs and Other Mortgage Related Securities 3.3%		CMOs and Other Mortgage Related Securities 3.6%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Other Investments 2.4%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	6.3%	** Foreign investments	5.6%

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,687
5.875% 3/15/11	2,058	2,062
		7,749
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,587
6.3% 3/1/38	7,045	8,162
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,102
5.3% 9/15/19	2,000	2,127
		14,978
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	8,842
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,840
Comcast Corp.:
4.95% 6/15/16	1,862	1,989
5.5% 3/15/11	378	379
5.7% 5/15/18	2,940	3,214
5.7% 7/1/19	8,500	9,252
6.4% 3/1/40	1,000	1,040
6.55% 7/1/39	3,000	3,180
COX Communications, Inc. 4.625% 6/1/13	4,425	4,725
NBC Universal, Inc. 6.4% 4/30/40 (a)	3,000	3,134
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,807
News America, Inc.:
5.3% 12/15/14	868	961
5.65% 8/15/20	1,000	1,097
6.15% 3/1/37	3,955	4,006
6.9% 3/1/19	2,110	2,481
6.9% 8/15/39	2,000	2,238
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,203
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,554
5.85% 5/1/17	5,801	6,387
6.2% 7/1/13	2,302	2,541
6.75% 7/1/18	1,162	1,334
7.3% 7/1/38	4,000	4,506
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19	$ 2,368	$ 2,987
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,077
5.875% 11/15/16	2,131	2,384
6.5% 11/15/36	5,724	6,025
Viacom, Inc.:
4.375% 9/15/14	2,000	2,139
5.625% 9/15/19	1,000	1,095
6.125% 10/5/17	5,420	6,130
6.75% 10/5/37	1,865	2,065
Walt Disney Co. 5.5% 3/15/19	2,000	2,244
		97,014
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,000	2,962
Specialty Retail - 0.3%
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,126
5.875% 12/16/36	4,700	4,765
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,096
5.8% 4/15/40	2,000	2,104
Staples, Inc. 9.75% 1/15/14	10,000	12,080
		28,171
TOTAL CONSUMER DISCRETIONARY		159,716
CONSUMER STAPLES - 1.6%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,359
Anheuser-Busch InBev Worldwide, Inc.:
4.125% 1/15/15	5,700	6,059
5.375% 1/15/20	1,500	1,625
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,105
5.75% 10/23/17	5,185	5,837
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,670
4.875% 11/1/40	2,300	2,152
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.: - continued
7.9% 11/1/18	$ 6,000	$ 7,606
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,607
3.15% 11/15/20	3,700	3,449
		44,469
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.125% 9/15/39	1,000	1,038
6.302% 6/1/37 (e)	5,809	5,722
Kroger Co. 3.9% 10/1/15	9,000	9,352
Safeway, Inc. 5% 8/15/19	1,000	1,026
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,479
5.625% 4/1/40	2,000	2,084
6.5% 8/15/37	8,275	9,549
		39,250
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,393
General Mills, Inc. 5.65% 2/15/19	13,501	14,994
Kellogg Co. 4.45% 5/30/16	2,000	2,154
Kraft Foods, Inc.:
5.625% 11/1/11	467	482
6% 2/11/13	7,895	8,572
6.125% 2/1/18	5,497	6,177
6.75% 2/19/14	535	607
6.875% 2/1/38	3,250	3,646
		41,025
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	4,893
3.15% 9/1/15	4,500	4,665
		9,558
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,984
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,063
4.875% 5/16/13	8,937	9,621
5.65% 5/16/18	6,789	7,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
6.375% 5/16/38	$ 1,450	$ 1,659
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,264
7.25% 6/15/37	7,220	7,660
		39,882
TOTAL CONSUMER STAPLES		174,184
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	1,908
Halliburton Co.:
6.15% 9/15/19	2,000	2,293
7.45% 9/15/39	1,500	1,901
Noble Holding International Ltd.:
3.05% 3/1/16	1,020	1,014
4.625% 3/1/21	1,340	1,335
Rowan Companies, Inc. 7.875% 8/1/19	500	593
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,834
5.15% 3/15/13	2,255	2,382
7% 3/15/38	5,580	6,084
		19,344
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	1,958
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,495
6.45% 9/15/36	2,675	2,695
Apache Corp. 5.1% 9/1/40	3,000	2,785
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,075
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,759
5.7% 5/15/17	1,148	1,283
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,276
ConocoPhillips:
4.6% 1/15/15	3,000	3,266
5.75% 2/1/19	2,902	3,288
6.5% 2/1/39	7,529	8,740
Devon Energy Corp. 5.625% 1/15/14	2,321	2,581
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 926	$ 1,009
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,119
6.5% 4/15/18	1,000	1,134
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,181
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,215
5.6% 10/15/14	1,937	2,148
5.65% 4/1/13	690	745
6.65% 4/15/18	2,000	2,295
7.55% 4/15/38	2,000	2,370
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,101
EQT Corp. 8.125% 6/1/19	1,000	1,185
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,434
6.55% 9/15/40	3,000	3,100
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,242
Marathon Petroleum Corp.:
3.5% 3/1/16 (a)	1,000	1,005
5.125% 3/1/21 (a)	1,000	1,014
6.5% 3/1/41 (a)	1,000	1,013
Nexen, Inc.:
5.05% 11/20/13	3,809	4,062
5.2% 3/10/15	900	957
5.875% 3/10/35	3,710	3,375
Petro-Canada:
6.05% 5/15/18	3,650	4,141
6.8% 5/15/38	8,445	9,478
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,420
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,056
5.75% 1/15/20	1,000	1,073
6.125% 1/15/17	1,795	2,000
6.65% 1/15/37	2,795	2,960
Shell International Finance BV 1.875% 3/25/13	7,000	7,141
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,117
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,549
5.1% 8/17/40	2,000	1,926
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 11,244	$ 12,793
6.85% 6/1/39	2,000	2,271
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,046
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,000	1,025
Valero Energy Corp. 6.625% 6/15/37	3,620	3,699
XTO Energy, Inc.:
5% 1/31/15	1,733	1,923
5.65% 4/1/16	1,189	1,365
		163,888
TOTAL ENERGY		183,232
FINANCIALS - 7.4%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,263
BlackRock, Inc. 6.25% 9/15/17	8,365	9,559
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,550
3.625% 2/7/16	5,000	4,993
3.7% 8/1/15	7,848	7,960
5.625% 1/15/17	7,000	7,418
6% 6/15/20	1,650	1,768
6.15% 4/1/18	1,951	2,137
6.25% 2/1/41	2,000	2,035
6.75% 10/1/37	24,510	25,122
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,951
Lazard Group LLC:
6.85% 6/15/17	3,804	4,052
7.125% 5/15/15	1,364	1,501
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,639
6.4% 8/28/17	3,140	3,450
6.875% 4/25/18	6,991	7,864
Morgan Stanley:
2.875% 1/24/14	5,000	5,040
4.2% 11/20/14	7,250	7,528
4.75% 4/1/14	4,287	4,482
5.45% 1/9/17	236	249
5.625% 9/23/19	2,000	2,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 5,000	$ 5,136
5.95% 12/28/17	5,745	6,132
6% 5/13/14	3,242	3,547
6% 4/28/15	5,666	6,206
6.625% 4/1/18	5,055	5,588
7.3% 5/13/19	3,000	3,417
Northern Trust Corp. 5.5% 8/15/13	2,607	2,872
Royal Bank of Scotland PLC:
3.95% 9/21/15	6,500	6,480
4.875% 3/16/15	5,000	5,184
6.125% 1/11/21	3,700	3,759
State Street Corp. 4.3% 5/30/14	1,940	2,093
The Bank of New York, Inc.:
4.3% 5/15/14	9,828	10,597
5.45% 5/15/19	2,000	2,208
UBS AG Stamford Branch:
2.25% 1/28/14	1,300	1,294
3.875% 1/15/15	2,000	2,054
5.75% 4/25/18	1,700	1,848
5.875% 12/20/17	3,500	3,832
		198,861
Commercial Banks - 1.4%
American Express Bank FSB 6% 9/13/17	615	684
Bank of America NA:
5.3% 3/15/17	3,500	3,647
6% 10/15/36	2,419	2,360
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,815
5.2% 7/10/14	2,000	2,162
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,570
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	997
Comerica, Inc. 3% 9/16/15	1,268	1,263
Credit Suisse New York Branch:
2.2% 1/14/14	7,948	7,981
6% 2/15/18	15,651	16,712
Export-Import Bank of Korea 5.5% 10/17/12	2,235	2,360
Fifth Third Bancorp:
3.625% 1/25/16	2,000	2,008
4.5% 6/1/18	824	804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 2,079	$ 2,506
Fifth Third Bank 4.75% 2/1/15	3,422	3,585
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,367
JPMorgan Chase Bank 6% 10/1/17	7,075	7,798
KeyBank NA 5.8% 7/1/14	1,109	1,213
KeyCorp. 3.75% 8/13/15	7,000	7,088
PNC Funding Corp. 6.7% 6/10/19	2,500	2,910
Rabobank Nederland NV:
2.125% 10/13/15	1,000	966
4.5% 1/11/21	1,000	1,001
Regions Bank 7.5% 5/15/18	2,000	2,120
Royal Bank of Canada 2.625% 12/15/15	3,000	3,007
U.S. Bancorp 3.15% 3/4/15	5,000	5,110
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (a)(e)	2,905	2,782
UnionBanCal Corp. 5.25% 12/16/13	656	706
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,490
6.6% 1/15/38	10,000	11,293
Wachovia Corp.:
5.5% 5/1/13	14,000	15,184
5.625% 10/15/16	3,367	3,669
5.75% 6/15/17	2,905	3,240
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,619
Westpac Banking Corp.:
1.85% 12/9/13	9,800	9,829
4.875% 11/19/19	3,700	3,856
		157,702
Consumer Finance - 1.0%
American Express Co.:
7.25% 5/20/14	1,500	1,715
8.15% 3/19/38	8,500	11,323
American Express Credit Corp. 2.75% 9/15/15	5,000	4,920
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,550
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,053
7.375% 5/23/14	1,578	1,819
Caterpillar Financial Services Corp.:
2% 4/5/13	8,104	8,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Caterpillar Financial Services Corp.: - continued
2.75% 6/24/15	$ 1,500	$ 1,525
Discover Financial Services:
6.45% 6/12/17	2,263	2,454
10.25% 7/15/19	1,000	1,295
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,037
3.5% 6/29/15	23,772	24,435
5.625% 9/15/17	7,044	7,714
5.625% 5/1/18	15,000	16,312
6.375% 11/15/67 (e)	9,000	9,214
Household Finance Corp. 6.375% 10/15/11	1,842	1,906
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,036
		105,528
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	5,855	6,260
BB&T Corp. 3.85% 7/27/12	1,000	1,038
BNP Paribas:
2.125% 12/21/12	2,000	2,030
3.6% 2/23/16	10,380	10,448
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,090
3.125% 10/1/15	2,500	2,537
3.875% 3/10/15	2,000	2,096
4.5% 10/1/20	2,000	2,009
4.75% 3/10/19	1,000	1,041
Capital One Capital V 10.25% 8/15/39	3,557	3,864
Capital One Capital VI 8.875% 5/15/40	1,000	1,061
Citigroup, Inc.:
4.75% 5/19/15	15,244	16,097
5.5% 4/11/13	13,899	14,900
6.125% 5/15/18	5,731	6,284
6.5% 8/19/13	6,095	6,717
8.125% 7/15/39	8,000	10,146
8.5% 5/22/19	2,000	2,480
CME Group, Inc. 5.75% 2/15/14	501	557
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,046
3.875% 8/18/14	5,000	5,234
Export Development Canada 1.25% 10/27/15	3,000	2,887
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	$ 8,585	$ 9,690
6.375% 5/15/38	7,218	8,226
JPMorgan Chase & Co.:
3.4% 6/24/15	10,710	10,859
3.7% 1/20/15	5,000	5,177
4.65% 6/1/14	4,000	4,274
5.5% 10/15/40	5,700	5,658
6.3% 4/23/19	10,000	11,236
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,161
4% 1/27/20	3,000	3,103
4.875% 6/17/19	25,000	27,590
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,077
3.875% 9/16/15	4,000	4,195
ORIX Corp. 5.48% 11/22/11	381	392
TECO Finance, Inc. 4% 3/15/16	2,875	2,923
		203,383
Insurance - 0.7%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,345
Allstate Corp. 7.45% 5/16/19	3,000	3,606
American International Group, Inc.:
3.65% 1/15/14	3,700	3,800
5.05% 10/1/15	3,000	3,125
5.85% 1/16/18	2,000	2,111
6.4% 12/15/20	2,900	3,144
8.25% 8/15/18	4,000	4,776
Assurant, Inc. 5.625% 2/15/14	1,894	2,008
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	597
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,280
MetLife, Inc.:
2.375% 2/6/14	3,000	3,040
5% 6/15/15	1,153	1,247
6.125% 12/1/11	981	1,022
7.717% 2/15/19	9,000	11,072
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,279
5.4% 6/13/35	447	424
5.5% 3/15/16	421	454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.7% 12/14/36	$ 380	$ 378
6.2% 1/15/15	1,340	1,486
7.375% 6/15/19	3,000	3,564
8.875% 6/15/38 (e)	2,944	3,430
The Chubb Corp.:
5.75% 5/15/18	4,175	4,679
6.5% 5/15/38	3,510	3,953
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,116
		77,936
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	566
Developers Diversified Realty Corp. 5.25% 4/15/11	2,410	2,420
HRPT Properties Trust:
5.75% 11/1/15	881	935
6.25% 6/15/17	1,221	1,277
6.65% 1/15/18	612	653
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,166
		7,017
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,030
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,061
Duke Realty LP:
5.4% 8/15/14	5,172	5,521
5.625% 8/15/11	2,929	2,976
5.95% 2/15/17	630	675
6.25% 5/15/13	1,000	1,083
6.5% 1/15/18	1,000	1,103
ERP Operating LP 5.5% 10/1/12	3,403	3,626
Liberty Property LP:
4.75% 10/1/20	1,000	989
5.125% 3/2/15	840	889
5.5% 12/15/16	1,000	1,083
Regency Centers LP:
5.25% 8/1/15	2,113	2,257
5.875% 6/15/17	1,046	1,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 4,408	$ 4,768
6.15% 11/15/15	24	26
		29,222
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.5% 4/1/15	5,840	6,102
5.65% 5/1/18	8,539	9,023
6.5% 8/1/16	15,000	16,835
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,509
1.9% 10/19/12	1,500	1,530
		34,999
TOTAL FINANCIALS		814,648
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,350
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,133
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,053
		4,186
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,797
6.3% 8/15/14	3,584	3,829
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,097
6.25% 6/15/14	2,000	2,233
7.25% 6/15/19	2,000	2,398
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	1,984
WellPoint, Inc.:
5% 12/15/14	7,200	7,837
5.8% 8/15/40	4,000	4,028
		26,203
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,084
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.7%
Abbott Laboratories 4.125% 5/27/20	$ 9,500	$ 9,598
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,156
6.45% 9/15/37	3,250	3,733
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,249
Hospira, Inc. 6.4% 5/15/15	2,000	2,255
Merck & Co., Inc.:
2.25% 1/15/16	1,000	984
3.875% 1/15/21	1,000	979
4% 6/30/15	3,000	3,201
5% 6/30/19	5,970	6,536
5.85% 6/30/39	1,000	1,096
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,828
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,479
6.2% 3/15/19	4,000	4,649
7.2% 3/15/39	5,400	6,768
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,058
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,080
6.125% 8/15/19	1,000	1,104
Wyeth 5.5% 2/1/14	5,400	5,990
		75,743
TOTAL HEALTH CARE		110,566
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Honeywell International, Inc.:
5.375% 3/1/41	1,400	1,424
5.4% 3/15/16	3,400	3,825
Raytheon Co.:
1.625% 10/15/15	1,000	955
3.125% 10/15/20	2,000	1,836
4.875% 10/15/40	1,000	930
The Boeing Co.:
5% 3/15/14	3,000	3,294
6% 3/15/19	1,000	1,149
6.875% 3/15/39	1,000	1,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.:
4.5% 4/15/20	$ 4,000	$ 4,161
5.7% 4/15/40	2,000	2,133
6.125% 2/1/19	4,000	4,660
		25,574
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	63	63
Continental Airlines, Inc.:
6.648% 3/15/19	2,794	2,914
6.9% 7/2/19	759	808
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	323	342
		4,127
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,321
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	656
6% 10/15/17	2,902	3,294
6.55% 10/15/37	4,250	4,882
General Electric Co. 5.25% 12/6/17	18,540	20,310
		29,142
Machinery - 0.1%
Caterpillar, Inc. 5.3% 9/15/35	7,000	7,195
Deere & Co.:
4.375% 10/16/19	2,000	2,096
5.375% 10/16/29	1,000	1,068
		10,359
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,244
CSX Corp. 7.375% 2/1/19	10,000	12,118
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,137
		28,499
TOTAL INDUSTRIALS		102,022
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	$ 3,000	$ 3,148
4.45% 1/15/20	2,000	2,059
4.95% 2/15/19	3,479	3,739
5.9% 2/15/39	12,416	13,065
Nokia Corp.:
5.375% 5/15/19	1,000	1,032
6.625% 5/15/39	1,000	1,013
		24,056
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,201
Hewlett-Packard Co. 4.75% 6/2/14	8,300	9,029
		11,230
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,211
6% 10/1/12	3,840	4,110
6.55% 10/1/17	2,338	2,694
7.125% 10/1/37	2,475	2,860
		12,875
IT Services - 0.2%
International Business Machines Corp. 7.625% 10/15/18	13,000	16,429
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,053
5.5% 5/15/12	1,586	1,666
5.625% 12/15/19	1,000	1,075
8.25% 5/15/14	3,902	4,566
		8,360
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,025
2.95% 6/1/14	2,000	2,090
4.2% 6/1/19	2,000	2,089
5.3% 2/8/41	1,500	1,511
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.:
5.375% 7/15/40 (a)	$ 4,000	$ 3,899
5.75% 4/15/18	7,400	8,322
		19,936
TOTAL INFORMATION TECHNOLOGY		92,886
MATERIALS - 0.9%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,009
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,529
5.9% 2/15/15	2,500	2,788
7.6% 5/15/14	3,000	3,484
8.55% 5/15/19	3,000	3,802
9.4% 5/15/39	3,000	4,468
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,151
4.625% 1/15/20	3,000	3,118
Lubrizol Corp. 8.875% 2/1/19	919	1,152
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,084
4.875% 3/30/20	1,500	1,568
Praxair, Inc. 3.25% 9/15/15	3,200	3,295
		41,448
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,957
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,273
6.8% 8/1/19	3,000	3,431
		6,704
Metals & Mining - 0.4%
ArcelorMittal SA:
3.75% 8/5/15	7,800	7,878
7% 10/15/39	2,100	2,196
9.85% 6/1/19	2,000	2,570
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,049
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial (USA) Ltd.: - continued
5.5% 4/1/14	$ 2,500	$ 2,779
6.5% 4/1/19	2,500	2,963
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,076
6.25% 10/1/39	1,600	1,686
Rio Tinto Finance (USA) Ltd.:
5.2% 11/2/40	1,000	952
6.5% 7/15/18	1,398	1,618
7.125% 7/15/28	2,000	2,442
8.95% 5/1/14	4,000	4,843
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,583
6.25% 1/23/17	9,395	10,589
		50,224
TOTAL MATERIALS		100,333
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,903
AT&T, Inc.:
5.8% 2/15/19	4,000	4,469
6.3% 1/15/38	838	870
6.7% 11/15/13	1,162	1,315
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,477	3,014
British Telecommunications PLC 9.875% 12/15/30	4,515	6,260
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,213
7.6% 9/15/39	2,500	2,639
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,629
5.875% 8/20/13	10,000	11,006
6.75% 8/20/18	3,595	4,203
France Telecom SA:
2.125% 9/16/15	1,000	976
5.375% 7/8/19	4,000	4,411
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,365
5.875% 2/1/12	2,707	2,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
5.875% 8/15/12	$ 968	$ 1,037
6.15% 9/15/34	5,270	5,382
6.45% 6/15/34	11,795	12,408
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,265
5.25% 10/1/15	4,571	4,648
6.999% 6/4/18	1,776	1,906
7.175% 6/18/19	6,000	6,496
Telefonica Emisiones SAU:
3.992% 2/16/16	3,850	3,865
4.949% 1/15/15	3,000	3,158
5.462% 2/16/21	2,700	2,740
5.877% 7/15/19	2,000	2,102
6.421% 6/20/16	1,151	1,278
7.045% 6/20/36	2,600	2,798
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,244
6.35% 4/1/19	6,000	6,881
6.9% 4/15/38	6,025	6,834
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,210
Verizon New England, Inc. 6.5% 9/15/11	882	910
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,788
		130,060
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	8,778
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,840
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,500	4,841
5.875% 10/1/19	2,905	3,148
6.35% 3/15/40	1,000	1,020
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,600
8.5% 11/15/18	3,486	4,517
Vodafone Group PLC:
3.375% 11/24/15	1,000	1,019
5% 12/16/13	2,275	2,473
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5.45% 6/10/19	$ 6,000	$ 6,577
5.5% 6/15/11	2,735	2,774
		48,587
TOTAL TELECOMMUNICATION SERVICES		178,647
UTILITIES - 1.7%
Electric Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,742
AmerenUE 6.4% 6/15/17	2,959	3,353
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,470
8.875% 11/15/18	2,000	2,539
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,656
5.8% 3/15/18	9,945	11,086
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	4,796
6% 1/15/38	3,450	3,741
Duke Energy Corp. 3.95% 9/15/14	4,500	4,741
Edison International 3.75% 9/15/17	3,000	2,977
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,456
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,830
Nevada Power Co. 6.5% 8/1/18	1,555	1,789
Northern States Power Co. 5.25% 3/1/18	10,500	11,517
Oncor Electric Delivery Co. LLC 5% 9/30/17 (a)	2,705	2,871
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	3,919
PacifiCorp 6% 1/15/39	6,193	6,696
Pennsylvania Electric Co. 6.05% 9/1/17	757	825
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,393
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,776
6% 12/1/39	3,200	3,357
7.1% 3/1/11	3,353	3,353
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,017
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,682
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,774
6.55% 5/15/36	5,500	6,160
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Virginia Electric & Power Co. 5% 6/30/19	$ 5,000	$ 5,381
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,447
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,077
		120,421
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	438	473
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,237
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,635
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,180
		11,052
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,276
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,058
5.5% 12/1/39	2,500	2,536
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	976
6.3% 9/30/66 (e)	1,000	978
7.5% 6/30/66 (e)	1,000	1,040
DTE Energy Co. 7.05% 6/1/11	974	988
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,220
5.875% 10/1/12	2,893	3,102
6.5% 9/15/37	7,605	8,453
National Grid PLC 6.3% 8/1/16	1,463	1,668
NiSource Finance Corp.:
5.25% 9/15/17	835	884
5.4% 7/15/14	1,334	1,450
5.45% 9/15/20	5,111	5,325
6.25% 12/15/40	2,453	2,530
6.4% 3/15/18	1,532	1,720
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	895
Sempra Energy:
6% 10/15/39	1,000	1,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,438
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,223
		48,796
TOTAL UTILITIES		180,742
TOTAL NONCONVERTIBLE BONDS (Cost $1,925,540)		2,096,976
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 7.5%
Fannie Mae:
0.375% 12/28/12	80,420	79,783
0.5% 10/30/12	23,650	23,596
1% 4/4/12	41,600	41,856
1.25% 8/20/13	9,624	9,670
1.75% 2/22/13	22,745	23,174
2% 1/9/12	3,050	3,093
2.5% 5/15/14	18,484	19,098
2.75% 3/13/14	63,630	66,278
3.625% 2/12/13	55,295	58,301
5% 2/16/12	13,565	14,157
Federal Farm Credit Bank 3% 9/22/14	50,000	52,324
Federal Home Loan Bank:
1.625% 11/21/12	78,670	79,963
1.875% 6/21/13	38,900	39,728
Freddie Mac:
0.625% 12/28/12	18,110	18,087
0.75% 3/28/13	31,355	31,322
1.125% 7/27/12	28,500	28,735
1.375% 2/25/14	8,804	8,817
1.75% 9/10/15	20,385	20,010
2.125% 3/23/12	17,776	18,092
3.75% 3/27/19	2,300	2,372
4.875% 6/13/18	98,230	109,270
6.25% 7/15/32	7,700	9,341
6.75% 3/15/31	26,000	33,145
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 20,943
5.375% 4/1/56	5,395	5,695
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		816,850
U.S. Treasury Obligations - 32.8%
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	10,186
3.875% 8/15/40	44,180	39,665
4.25% 5/15/39	26,000	25,013
4.25% 11/15/40	20,211	19,384
4.375% 2/15/38	11,000	10,857
4.375% 11/15/39	100	98
4.375% 5/15/40	8,000	7,841
4.5% 2/15/36	18,000	18,236
4.5% 5/15/38	15,000	15,098
4.5% 8/15/39	39,000	39,110
4.625% 2/15/40	21,500	21,984
4.75% 2/15/37	11,000	11,560
4.75% 2/15/41	19,000	19,810
5% 5/15/37	11,000	11,999
5.375% 2/15/31	70,000	80,413
6.25% 5/15/30	86,360	109,407
8% 11/15/21	75,392	105,796
8.75% 5/15/17	8,000	10,878
8.875% 8/15/17	5,000	6,878
8.875% 2/15/19	7,000	9,966
9% 11/15/18	4,000	5,708
9.125% 5/15/18	3,000	4,254
U.S. Treasury Notes:
0.375% 8/31/12	117,000	116,867
0.375% 9/30/12	51,000	50,906
0.375% 10/31/12	33,000	32,910
0.5% 11/30/12	144,000	143,809
0.625% 6/30/12	60,000	60,194
0.625% 7/31/12	83,000	83,253
0.625% 12/31/12	57,000	57,004
0.625% 1/31/13	199,000	198,899
0.625% 2/28/13	67,000	66,916
0.75% 5/31/12	12,000	12,059
0.75% 12/15/13	980	971
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 4/30/12	$ 36,000	$ 36,274
1% 7/15/13	19,000	19,064
1% 1/15/14	2,459	2,451
1.25% 8/31/15	92,000	89,377
1.25% 9/30/15	6,000	5,816
1.25% 10/31/15	39,660	38,352
1.375% 10/15/12	9,100	9,224
1.5% 12/31/13	1,300	1,315
1.75% 1/31/14	13,759	14,009
1.75% 3/31/14	20,550	20,890
1.75% 7/31/15	53,000	52,747
1.875% 2/28/14	1,660	1,695
1.875% 4/30/14	23,821	24,290
1.875% 6/30/15	79,000	79,179
1.875% 8/31/17	25,000	23,781
1.875% 10/31/17	13,000	12,313
2% 1/31/16	84,000	83,606
2.125% 5/31/15	98,000	99,401
2.125% 12/31/15	18,710	18,763
2.125% 2/29/16	70,000	69,967
2.25% 5/31/14	25,170	25,941
2.25% 11/30/17	11,000	10,656
2.375% 9/30/14	34,410	35,507
2.375% 2/28/15	32,434	33,329
2.375% 7/31/17	25,000	24,578
2.5% 3/31/13	18,030	18,700
2.5% 3/31/15	53,600	55,321
2.5% 4/30/15	105,000	108,224
2.5% 6/30/17	2,000	1,985
2.625% 6/30/14	31,801	33,143
2.625% 7/31/14	28,000	29,175
2.625% 12/31/14	204,900	212,872
2.625% 2/29/16	13,600	13,919
2.625% 8/15/20	141,000	132,496
2.625% 11/15/20	94,180	88,095
2.75% 11/30/16	25,000	25,430
2.75% 12/31/17	3,000	2,995
3% 8/31/16	12,402	12,831
3% 9/30/16	22,000	22,737
3.125% 10/31/16	23,900	24,826
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19	$ 14,260	$ 14,303
3.25% 5/31/16	14,200	14,918
3.25% 12/31/16	25,000	26,076
3.375% 11/15/19	62,740	63,598
3.5% 2/15/18	4,000	4,180
3.5% 5/15/20	81,800	83,116
3.625% 8/15/19	20,000	20,744
3.625% 2/15/20	59,600	61,360
3.625% 2/15/21	48,000	48,833
3.75% 11/15/18	6,000	6,332
3.875% 2/15/13	3,150	3,350
3.875% 5/15/18	20,000	21,363
4% 2/15/14	11,600	12,582
4% 2/15/15	9,600	10,484
4% 8/15/18	22,000	23,650
4.125% 5/15/15	19,300	21,176
4.25% 8/15/13	5,600	6,060
4.25% 11/15/13	12,007	13,064
4.25% 11/15/14	6,580	7,248
4.25% 11/15/17	16,000	17,515
4.5% 5/15/17	13,000	14,454
4.625% 7/31/12	8,700	9,219
4.625% 11/15/16	15,000	16,812
4.625% 2/15/17	14,000	15,677
4.75% 8/15/17	14,000	15,771
5.125% 5/15/16	13,100	15,004
TOTAL U.S. TREASURY OBLIGATIONS		3,590,092
Other Government Related - 1.5%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (b)	30,000	30,485
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (b)	50,000	50,800
2.125% 7/12/12 (FDIC Guaranteed) (b)	52,060	53,197
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (b)	$ 25,000	$ 25,629
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	9,504	9,837
TOTAL OTHER GOVERNMENT RELATED		169,948
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,521,492)		4,576,890
U.S. Government Agency - Mortgage Securities - 31.9%

Fannie Mae - 23.3%
4% 4/1/24 to 2/1/41	323,465	322,595
4% 3/1/26 (c)	108,000	110,993
4.5% 5/1/18 to 11/1/40	432,639	444,511
4.5% 3/1/26 (c)	31,000	32,482
4.5% 3/1/41 (c)	154,000	156,948
4.5% 3/1/41 (c)	22,000	22,421
4.538% 11/1/34 (e)	6,615	7,054
5% 12/1/17 to 8/1/40 (d)	394,401	416,703
5% 3/1/41 (c)	38,000	39,799
5% 3/1/41 (c)	3,000	3,142
5.062% 11/1/34 (e)	34,788	36,514
5.5% 5/1/21 to 6/1/40	439,207	471,824
5.5% 3/1/41 (c)	38,500	41,153
6% 8/1/22 to 9/1/39	278,986	305,084
6% 3/1/41 (c)	11,000	11,956
6.5% 5/1/31 to 9/1/38	111,496	124,725
6.5% 3/1/41 (c)	3,000	3,349
TOTAL FANNIE MAE		2,551,253
Freddie Mac - 2.3%
2.505% 12/1/35 (e)	10,764	11,294
4.5% 6/1/25 to 10/1/40	19,710	20,522
4.853% 3/1/35 (e)	15,597	16,572
5% 4/1/23 to 9/1/40	104,572	109,735
5% 3/1/41 (c)	22,000	23,019
5.079% 9/1/35 (e)	22,658	23,887
5.144% 3/1/36 (e)	11,811	12,133
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 1/1/36	$ 9,034	$ 9,697
5.794% 9/1/37 (e)	5,883	6,235
6% 4/1/32 to 8/1/37	7,805	8,567
6% 3/1/41 (c)	4,000	4,345
11.75% 9/1/13	4	4
TOTAL FREDDIE MAC		246,010
Ginnie Mae - 6.3%
4% 1/15/25 to 8/15/39	9,477	9,879
4% 3/1/41 (c)	51,200	51,231
4.5% 3/15/39 to 1/20/41	223,051	230,883
5% 6/15/38 to 7/15/40	185,769	198,731
5% 3/1/41 (c)	11,700	12,422
5.5% 10/15/35 to 9/15/39	91,494	99,537
6% 5/20/34 to 11/15/39	48,199	52,921
6% 3/1/41 (c)	11,500	12,659
6.5% 1/15/32 to 2/15/39	21,929	24,619
TOTAL GINNIE MAE		692,882
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,421,147)		3,490,145
Asset-Backed Securities - 0.4%

AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	750	770
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (e)	48	47
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,572	2,615
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,397
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,008
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	629
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	4,940
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,364
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,054
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2009-A3 Class A3, 2.7% 6/24/13	$ 1,000	$ 1,012
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,096
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,130
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (a)	280	283
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,918
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	180
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,242	989
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (e)	64	63
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (e)	141	137
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (e)	377	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (e)	75	75
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	288	291
TOTAL ASSET-BACKED SECURITIES (Cost $41,649)		43,010
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (e)	1,268	1,340
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	637
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (a)(e)	946	944
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	44	45
Class A3, 5.447% 6/12/47 (e)	2,405	2,490
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	614
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	$ 5,429	$ 5,725
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	179	178
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,964)		11,973
Commercial Mortgage Securities - 3.2%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (e)	1,480	1,593
Series 2006-5:
Class A2, 5.317% 9/10/47	4,844	4,962
Class A3, 5.39% 9/10/47	1,768	1,827
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,630
Series 2007-2 Class A1, 5.421% 4/10/49	108	110
Series 2007-4 Class A3, 5.8093% 2/10/51 (e)	1,265	1,334
Series 2006-6 Class E, 5.619% 10/10/45 (a)	733	211
Series 2007-3:
Class A3, 5.6579% 6/10/49 (e)	2,118	2,209
Class A4, 5.6579% 6/10/49 (e)	2,643	2,822
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,959
Series 2004-2:
Class A3, 4.05% 11/10/38	263	267
Class A4, 4.153% 11/10/38	1,608	1,659
Series 2005-1 Class A3, 4.877% 11/10/42	1,156	1,158
Series 2006-1 Class A1, 5.219% 9/10/45 (e)	168	168
Series 2001-3 Class H, 6.562% 4/11/37 (a)	709	718
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	317	312
Class K, 6.15% 5/11/35 (a)	590	562
Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	3,939	4,090
Series 2007-1 Class B, 5.543% 1/15/49	763	613
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (a)(e)	545	534
Class D, 0.6258% 3/15/22 (a)(e)	552	513
Class E, 0.6658% 3/15/22 (a)(e)	456	415
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1 Class F, 0.5758% 10/15/19 (a)(e)	$ 939	$ 826
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	2,820	99
Series 2007-5A Class IO, 3.047% 10/25/37 (a)(e)(f)	6,753	802
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (a)(e)	97	80
Class E, 0.5658% 3/15/22 (a)(e)	507	390
Class F, 0.6158% 3/15/22 (a)(e)	311	224
Class G, 0.6658% 3/15/22 (a)(e)	80	55
Class H, 0.8158% 3/15/22 (a)(e)	97	61
Class J, 0.9658% 3/15/22 (a)(e)	97	49
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	340	345
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (e)	16,612	18,064
Series 2007-PW17 Class A1, 5.282% 6/11/50	279	284
Series 2007-T26 Class A1, 5.145% 1/12/45 (e)	219	224
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,688
Series 2006-T22 Class A4, 5.514% 4/12/38 (e)	159	174
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (a)(e)	203	136
Class C, 5.7174% 6/11/40 (a)(e)	169	95
Class D, 5.7174% 6/11/40 (a)(e)	169	88
Series 2007-T28 Class A1, 5.422% 9/11/42	122	124
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (a)	1,490	1,583
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.574% 8/15/21 (a)(e)	453	442
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,134
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	1,918	1,735
Series 2007-C6:
Class A1, 5.622% 12/10/49 (e)	1,020	1,022
Class A4, 5.6981% 12/10/49 (e)	9,950	10,784
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,331
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,270
Class C, 5.476% 12/11/49	2,387	835
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (e)	$ 1,268	$ 1,358
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	2,092
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5358% 4/15/17 (a)(e)	1,020	938
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (a)(e)	968	919
Class D, 0.6058% 11/15/17 (a)(e)	51	47
Class E, 0.6558% 11/15/17 (a)(e)	179	164
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,754
Series 2007-C9 Class A4, 5.8148% 12/10/49 (e)	2,805	3,065
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	1,451
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,013
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,664
Series 2007-C3 Class A4, 5.7203% 6/15/39 (e)	10,213	10,873
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,555
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,209
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (a)(e)	4,524	3,529
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	213	216
Class A4, 4.75% 1/15/37	590	621
Series 2006-C1 Class A3, 5.5457% 2/15/39 (e)	6,695	7,082
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.4158% 2/15/22 (a)(e)	480	432
Series 2007-C1 Class B, 5.487% 2/15/40 (a)(e)	1,938	291
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	452
Class G, 6.936% 3/15/33 (a)	834	837
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,978
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (a)(e)	$ 477	$ 451
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,657
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,939
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (e)	3,342	3,526
Class A4, 5.8829% 7/10/38 (e)	10,980	12,059
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.503% 6/6/20 (a)(e)	64	61
Class D, 0.543% 6/6/20 (a)(e)	302	278
Class E, 0.633% 6/6/20 (a)(e)	351	316
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	398
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	35	36
Class A2, 5.778% 8/10/45	604	619
Class A4, 5.8075% 8/10/45 (e)	603	644
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (a)(e)	825	775
Class C, 0.4758% 11/15/18 (a)(e)	586	551
Class D, 0.4958% 11/15/18 (a)(e)	34	32
Class E, 0.5458% 11/15/18 (a)(e)	51	45
Class F, 0.5958% 11/15/18 (a)(e)	76	66
Class G, 0.6258% 11/15/18 (a)(e)	67	56
Class H, 0.7658% 11/15/18 (a)(e)	51	41
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (e)	3,771	3,941
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	869
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	602	623
Class A3, 5.336% 5/15/47	529	562
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (e)	17,057	18,371
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (e)	3,560	3,684
Series 2007-LDP10 Class A1, 5.122% 1/15/49	20	20
Series 2007-LDPX Class A3, 5.412% 1/15/49	5,440	5,782
Series 2005-CB13 Class E, 5.3502% 1/12/43 (a)(e)	642	66
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	374
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (e)	$ 108	$ 64
Class C, 5.7447% 2/12/49 (e)	283	145
Class D, 5.7447% 2/12/49 (e)	298	139
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (a)(e)	656	167
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	429	429
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (e)	3,327	3,590
Series 1998-C1 Class D, 6.98% 2/18/30	379	380
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	11	11
Series 2006-C1 Class A2, 5.084% 2/15/31	321	322
Series 2006-C6 Class A1, 5.23% 9/15/39	109	109
Series 2006-C7:
Class A1, 5.279% 11/15/38	411	415
Class A3, 5.347% 11/15/38	945	1,012
Series 2007-C1:
Class A1, 5.391% 2/15/40 (e)	62	63
Class A3, 5.398% 2/15/40	5,000	5,170
Class A4, 5.424% 2/15/40	1,163	1,248
Series 2007-C2 Class A3, 5.43% 2/15/40	611	652
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,710
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,474
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (a)(e)	406	365
Class E, 0.5558% 9/15/21 (a)(e)	1,465	1,290
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (e)	2,082	2,122
Series 2005-LC1 Class F, 5.3853% 1/12/44 (a)(e)	1,103	563
Series 2006-C1 Class A2, 5.6109% 5/12/39 (e)	1,499	1,545
Series 2007-C1 Class A4, 5.8261% 6/12/50 (e)	4,800	5,211
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,899
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (e)	578	564
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (e)	$ 1,349	$ 1,402
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	1,090	1,158
Series 2007-5:
Class A3, 5.364% 8/12/48	495	509
Class A4, 5.378% 8/12/48	51	54
Class B, 5.479% 2/12/17	3,804	1,671
Series 2007-6:
Class A1, 5.175% 3/12/51	43	43
Class A4, 5.485% 3/12/51 (e)	2,000	2,100
Series 2007-7 Class A4, 5.7439% 6/12/50 (e)	4,438	4,721
Series 2007-8 Class A1, 4.622% 8/12/49	121	122
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	621
Series 2007-7 Class B, 5.75% 6/12/50	110	25
Series 2007-8 Class A3, 5.9645% 8/12/49 (e)	1,094	1,185
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class C, 0.426% 10/15/20 (a)(e)	728	612
Class MHRO, 0.956% 10/15/20 (a)(e)	171	55
Class MJPM, 1.266% 10/15/20 (a)(e)	9	7
Class MSTR, 0.966% 10/15/20 (a)(e)	95	30
Class NHRO, 1.156% 10/15/20 (a)(e)	263	58
Class NSTR, 1.116% 10/15/20 (a)(e)	87	19
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,932
Series 2006-T23 Class A1, 5.682% 8/12/41	170	170
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	54	55
Class A31, 5.439% 2/12/44 (e)	642	667
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	118	119
Class A4, 5.364% 3/15/44	5,000	5,219
Series 2007-IQ14 Class A1, 5.38% 4/15/49	215	219
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (e)	1,995	2,072
Class A4, 5.7317% 10/15/42 (e)	380	416
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	824
Series 2006-T23 Class A3, 5.803% 8/12/41 (e)	647	691
Series 2007-HQ11 Class B, 5.538% 2/20/44 (e)	2,299	1,724
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,015
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	$ 116	$ 119
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (a)	789	795
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.544% 9/15/21 (a)(e)	252	196
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (a)(e)	17	12
Class AP2, 1.0658% 6/15/20 (a)(e)	30	19
Class F, 0.7458% 6/15/20 (a)(e)	583	379
Class LXR1, 0.9658% 6/15/20 (a)(e)	156	131
Class LXR2, 1.0658% 6/15/20 (a)(e)	398	314
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,613	1,624
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,597
Series 2006-C24 Class A2, 5.506% 3/15/45	26	26
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,522
Series 2007-C30:
Class A1, 5.031% 12/15/43	6	6
Class A3, 5.246% 12/15/43	1,089	1,120
Class A4, 5.305% 12/15/43	373	381
Class A5, 5.342% 12/15/43	1,357	1,416
Series 2007-C31:
Class A1, 5.14% 4/15/47	4	4
Class A4, 5.509% 4/15/47	7,866	8,282
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (e)	9,622	10,029
Class A3, 5.7456% 6/15/49 (e)	7,152	7,624
Series 2003-C6 Class G, 5.125% 8/15/35 (a)(e)	602	595
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(e)	975	936
Class 180B, 5.5782% 10/15/41 (a)(e)	444	417
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,172
Series 2005-C22:
Class B, 5.3619% 12/15/44 (e)	2,812	2,515
Class F, 5.3619% 12/15/44 (a)(e)	2,115	1,197
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	7,891
Series 2006-C25 Class AM, 5.738% 5/15/43 (e)	664	696
Series 2006-C29 Class E, 5.516% 11/15/48 (e)	1,268	684
Series 2007-C30 Class C, 5.483% 12/15/43 (e)	3,804	1,969
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6933% 4/15/47 (e)	$ 348	$ 179
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (e)	839	905
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,285)		345,931
Municipal Securities - 0.4%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,219
7.55% 4/1/39	15,000	16,186
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	7,460	7,437
4.511% 3/1/15 (c)	1,590	1,590
4.961% 3/1/16 (c)	2,830	2,833
5.365% 3/1/17 (c)	1,875	1,879
5.665% 3/1/18 (c)	3,500	3,507
5.877% 3/1/19 (c)	3,500	3,509
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	959
TOTAL MUNICIPAL SECURITIES (Cost $42,242)		43,119
Foreign Government and Government Agency Obligations - 1.1%

Bank of Nova Scotia:
2.05% 10/7/15	4,000	3,901
4.375% 1/13/21	1,000	996
Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,106
5.625% 1/7/41	13,000	12,740
Canadian Government 2.375% 9/10/14	3,000	3,085
Chilean Republic 7.125% 1/11/12	3,016	3,173
Italian Republic:
2.125% 10/5/12	2,000	2,019
3.125% 1/26/15	16,000	16,024
Ontario Province:
1.375% 1/27/14	2,000	1,992
4% 10/7/19	15,000	15,319
4.1% 6/16/14	15,000	16,144
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Quebec Province 3.5% 7/29/20	$ 20,000	$ 19,347
United Mexican States:
5.125% 1/15/20	15,000	15,735
6.05% 1/11/40	6,000	6,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,551)		120,731
Supranational Obligations - 1.3%

African Development Bank:
1.75% 10/1/12	1,000	1,016
euro 3% 5/27/14	5,000	5,227
Asian Development Bank 2.75% 5/21/14	30,000	31,113
Corporacion Andina de Fomento:
5.2% 5/21/13	240	255
6.875% 3/15/12	390	408
8.125% 6/4/19	2,000	2,401
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,505
European Investment Bank:
1.625% 3/15/13	3,000	3,043
1.75% 9/14/12	4,000	4,069
2.875% 1/15/15	5,000	5,184
3.125% 6/4/14	72,000	75,597
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,084
3.875% 9/17/19	5,000	5,172
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,067
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $137,665)		144,141
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (e)	$ 1,042	$ 941
MUFG Capital Finance 1 Ltd. 6.346% (e)	1,725	1,776
		2,717
TOTAL PREFERRED SECURITIES (Cost $1,549)		2,717
Cash Equivalents - 5.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $620,677)	$ 620,681	620,677
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $11,092,761)		11,496,310
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(557,191)
NET ASSETS - 100%		$ 10,939,119
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,620,000 or 0.4% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $169,948,000 or 1.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$620,677,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 51,873
Bank of America NA	46,109
Barclays Capital, Inc.	25,677
Credit Agricole Securities (USA), Inc.	23,055
Deutsche Bank Securities, Inc.	26,454
Goldman, Sachs & Co.	5,764
HSBC Securities (USA), Inc.	69,166
ING Financial Markets LLC	42,651
J.P. Morgan Securities, Inc.	69,164
Merrill Lynch Government Securities, Inc.	20,749
Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,831
Mizuho Securities USA, Inc.	126,801
RBC Capital Markets Corp.	5,764
Societe Generale, New York Branch	46,109
Wells Fargo Securities LLC	29,510
$ 620,677
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,096,976	$ -	$ 2,096,976	$ -
U.S. Government and Government Agency Obligations	4,576,890	-	4,576,890	-
U.S. Government Agency - Mortgage Securities	3,490,145	-	3,490,145	-
Asset-Backed Securities	43,010	-	42,009	1,001
Collateralized Mortgage Obligations	11,973	-	11,973	-
Commercial Mortgage Securities	345,931	-	335,941	9,990
Municipal Securities	43,119	-	43,119	-
Foreign Government and Government Agency Obligations	120,731	-	120,731	-
Supranational Obligations	144,141	-	144,141	-
Preferred Securities	2,717	-	2,717	-
Cash Equivalents	620,677	-	620,677	-
Total Investments in Securities:	$ 11,496,310	$ -	$ 11,485,319	$ 10,991
Other Financial Instruments
Forward Commitments	$ (16)	$ -	$ (16)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,562
Total Realized Gain (Loss)	130
Total Unrealized Gain (Loss)	4,082
Cost of Purchases	-
Proceeds of Sales	(4,970)
Amortization/Accretion	485
Transfers in to Level 3	3,739
Transfers out of Level 3	(5,037)
Ending Balance	$ 10,991
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 3,627

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $620,677) - See accompanying schedule: Unaffiliated issuers (cost $11,092,761)		$ 11,496,310
Commitment to sell securities on a delayed delivery basis	$ (2,125)
Receivable for securities sold on a delayed delivery basis	2,109	(16)
Receivable for investments sold, regular delivery		123,564
Receivable for fund shares sold		33,710
Interest receivable		67,222
Other receivables		40
Total assets		11,720,830

Liabilities
Payable for investments purchased Regular delivery	$ 219,922
Delayed delivery	537,535
Payable for fund shares redeemed	21,501
Distributions payable	523
Accrued management fee	451
Other affiliated payables	1,739
Other payables and accrued expenses	40
Total liabilities		781,711

Net Assets		$ 10,939,119
Net Assets consist of:
Paid in capital		$ 10,610,258
Undistributed net investment income		10,916
Accumulated undistributed net realized gain (loss) on investments		(85,588)
Net unrealized appreciation (depreciation) on investments		403,533
Net Assets		$ 10,939,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

U.S. Bond Index: Net Asset Value, offering price and redemption price per share ($10,480,009 ÷ 925,756 shares)	$ 11.32

Class F: Net Asset Value, offering price and redemption price per share ($459,110 ÷ 40,560 shares)	$ 11.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 85
Interest		184,578
Total income		184,663

Expenses
Management fee	$ 10,806
Transfer agent fees	7,831
Independent trustees' compensation	22
Miscellaneous	21
Total expenses before reductions	18,680
Expense reductions	(1,402)	17,278
Net investment income (loss)		167,385
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		46,922
Change in net unrealized appreciation (depreciation) on: Investment securities	(320,498)
Delayed delivery commitments	129
Total change in net unrealized appreciation (depreciation)		(320,369)
Net gain (loss)		(273,447)
Net increase (decrease) in net assets resulting from operations		$ (106,062)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 167,385	$ 352,833
Net realized gain (loss)	46,922	152,062
Change in net unrealized appreciation (depreciation)	(320,369)	417,036
Net increase (decrease) in net assets resulting from operations	(106,062)	921,931
Distributions to shareholders from net investment income	(162,274)	(346,700)
Distributions to shareholders from net realized gain	(75,325)	-
Total distributions	(237,599)	(346,700)
Share transactions - net increase (decrease)	(169,052)	595,550
Total increase (decrease) in net assets	(512,713)	1,170,781

Net Assets
Beginning of period	11,451,832	10,281,051
End of period (including undistributed net investment income of $10,916 and undistributed net investment income of $5,805, respectively)	$ 10,939,119	$ 11,451,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - U.S. Bond Index

	Six months ended February 28, 2011
	(Unaudited)	2010	2009	2008	2007	2006 F	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08
Income from Investment Operations
Net investment income (loss) D	.170	.373	.445	.503	.537	.266	.473
Net realized and unrealized gain (loss)	(.279)	.613	.325	(.012)	(.078)	(.067)	(.183)
Total from investment operations	(.109)	.986	.770	.491	.459	.199	.290
Distributions from net investment income	(.165)	(.366)	(.450)	(.521)	(.519)	(.249)	(.460)
Distributions from net realized gain	(.076)	-	-	-	-	-	(.040)
Total distributions	(.241)	(.366)	(.450)	(.521)	(.519)	(.249)	(.500)
Net asset value, end of period	$ 11.32	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87
Total Return B, C	(.94)%	9.10%	7.39%	4.61%	4.31%	1.89%	2.67%
Ratios to Average Net Assets E,G
Expenses before reductions	.34% A	.36%	.45%	.48%	.49%	.50% A	.51%
Expenses net of fee waivers, if any	.31% A	.32%	.32%	.32%	.32%	.32% A	.32%
Expenses net of all reductions	.31% A	.32%	.32%	.32%	.31%	.31% A	.31%
Net investment income (loss)	3.00% A	3.32%	4.16%	4.64%	4.96%	4.94% A	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 10,480	$ 11,355	$ 10,281	$ 8,954	$ 7,687	$ 6,129	$ 5,784
Portfolio turnover rate I	127% A	165%	231% H	151%	174% H	82% A	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the six month period ended August 31. The Fund changed its fiscal year from February 28 to August 31, effective August 31, 2006. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds. J For the period ended February 28.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2011
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.174	.359
Net realized and unrealized gain (loss)	(.276)	.542
Total from investment operations	(.102)	.901
Distributions from net investment income	(.172)	(.351)
Distributions from net realized gain	(.076)	-
Total distributions	(.248)	(.351)
Net asset value, end of period	$ 11.32	$ 11.67
Total Return B, C	(.88)%	8.26%
Ratios to Average Net Assets F
Expenses before reductions	.19% A	.22% A
Expenses net of fee waivers, if any	.19% A	.22% A
Expenses net of all reductions	.19% A	.22% A
Net investment income (loss)	3.12% A	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 459	$ 97
Portfolio turnover rate	127% A	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers U.S. Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

In January 2011, the Board of Trustees of the Fund approved the creation of additional classes of shares. The Fund will commence sale of shares of Fidelity Advantage Class, Fidelity Institutional Class and Fidelity Institutional Advantage Class in May 2011. In March 2011, the Board of Trustees approved a change in the name of Fidelity U.S. Bond Index Fund to Spartan U.S. Bond Index Fund effective April 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 378,000
Gross unrealized depreciation	(61,809)
Net unrealized appreciation (depreciation) on securities and other investments	$ 316,191
Tax cost	$ 11,180,119

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $326,478 and $237,540, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective February 1, 2011, an amendment to the management contract was approved by the Board of Trustees reducing the management fee from .22% to .05% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. For the period, the total annual management fee rate was .19% of average net assets.

Effective February 1, 2011, the Board of Trustees approved a new expense contract for U.S. Bond Index limiting the total expenses of the class to ..22%, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective February 1, 2011, U.S. Bond Index pays transfer agent fees at an annual rate of .17% of average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Prior to February 1, 2011, FIIOC received account fees and asset-based fees that varied according to account size and type of account of the shareholders of U.S. Bond Index.

FIIOC receives no fees for providing transfer agency services to Class F.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
U.S. Bond Index	$ 7,831.14

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $45.

8. Expense Reductions.

Prior to February 1, 2011, FMR had contractually agreed to waive expenses of U.S. Bond Index to the extent annual operating expenses exceeded ..32% of average net assets, with certain exceptions. During the period this waiver reduced U.S. Bond Index's expenses by $1,402.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010 A
From net investment income
U.S. Bond Index	$ 158,374	$ 345,387
Class F	3,900	1,313
Total	$ 162,274	$ 346,700
From net realized gain
U.S. Bond Index	$ 73,706	$ -
Class F	1,619	-
Total	$ 75,325	$ -

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010 A	Six months ended February 28, 2011	Year ended August 31, 2010 A
U.S. Bond Index
Shares sold	136,166	374,729	$ 1,560,536	$ 4,216,268
Reinvestment of distributions	19,804	29,929	227,204	337,209
Shares redeemed	(203,477)	(361,514)	(2,324,669)	(4,051,189)
Net increase (decrease)	(47,507)	43,144	$ (536,929)	$ 502,288
Class F
Shares sold	32,756	9,818	$ 373,740	$ 110,320
Reinvestment of distributions	482	115	5,519	1,313
Shares redeemed	(996)	(1,615)	(11,382)	(18,371)
Net increase (decrease)	32,242	8,318	$ 367,877	$ 93,262

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31,2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for the retail class, as well as the fund's relative investment performance for the retail class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the retail class of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity U.S. Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's more recent disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that, for the 2006 through 2009 management fee comparisons shown in the chart below, FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 48% means that 52% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2009) to the fund's management contract that reduced the fund's management fee rate from 32 basis points to 22 basis points. The Board considered that the chart reflects the fund's lower management fee for 2009, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each class ranked above its competitive median for the period.

The Board considered that FMR contractually caps total expenses for the retail class of the fund at 32 basis points. The fees and expenses payable under this contractual arrangement may not be increased without the approval of the Board.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

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Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UBI-F-SANN-0411
1.899041.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 4, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 4, 2011